SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-92661)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 38  [X]
and
REGISTRATION STATEMENT (No. 811-4085)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 38 [X]
Fidelity Income Fund
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (X) on ( February 28, 1997 ) pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on (   ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on September 30, 1996.
FIDELITY ADVISOR CLASS A, CLASS T & CLASS B PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance, Appendix

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated February 28, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
HIGH YIELD, STRATEGIC INCOME, AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
ACOM-pro-0297
GROWTH FUNDS:  Classes
Fidelity Advisor TechnoQuant(trademark) Growth Fund A,T,B Fidelity Advisor Mid Cap Fund A,T,BFidelity Advisor Equity Growth Fund A,T,BFidelity Advisor Growth Opportunities Fund A,T,BFidelity Advisor Strategic Opportunities Fund A,T,BFidelity Advisor Large Cap Fund A,T,B
FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund A,T,BFidelity Advisor Equity Income
Fund A,T,BFidelity Advisor Balanced Fund   A,T,B(formerly Advisor Income &
Growth Fund)
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund A,T,BFidelity Advisor Strategic Income Fund A,T,BFidelity Advisor Mortgage Securities Fund A,T,BFidelity Advisor Government Investment Fund A,T,BFidelity Advisor Intermediate Bond Fund A,T,BFidelity Advisor Short Fixed-Income Fund A,T
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund A,T,BFidelity Advisor Municipal Bond Fund A,T,BFidelity Advisor Intermediate Municipal
Income Fund   A,T,BFidelity Advisor Short-Intermediate Municipal  A,T
Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income  A,T,B Fund
Fidelity Advisor New York Municipal Income Fund A,T,B
PROSPECTUS
FEBRUARY 28, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Each class's sales charge (load) and its yearly
                                         operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                         data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing your
                                         account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS

                                         APPENDIX A

                                         APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, and Class B shares are offered to investors who engage an investment professional for investment advice.
TechnoQuant(trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments. TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.
High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types.
Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
In addition, Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a distribution fee or a shareholder service fee, but are only available to certain types of investors. See "Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information.
You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is the most appropriate for you, you should consider, among other factors, the length of time you intend to hold your shares. In general, because of its higher front-end load, Class A shares have higher costs than Class T for a short holding period and, because of their lower 12b-1 fees, lower costs than Class T for a longer holding period. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced sales charges available on Class A and Class T shares. If you prefer not to pay a front-end sales charge and plan to hold your shares for more than three or six years, as applicable, you should consider Class B shares. While Class B shares are subject to higher ongoing expenses, they are sold without a front-end sales charge so your entire purchase amount is immediately invested. However, if you sell your Class B shares within three or six years, as applicable, you will normally pay a CDSC that varies depending on how long you have held your shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within three years of purchase for Intermediate Bond and Intermediate Municipal Income, or within six years of purchase for all other funds. See "Transaction Details," page , for information about the CDSC.
      Clas         Clas         Class
      s A          s T          B

Maximum sales charge (as a % of       5.25         3.50         Non
offering price) on purchases of:      %            %            e
TechnoQuant Growth, Mid Cap,
Equity Growth, Growth
Opportunities, Strategic
Opportunities, Large Cap, Growth &
Income, Equity Income, and
Balanced (the Equity Funds)

Maximum sales charge (as a % of       4.25         3.50         Non
offering price) on purchases of:      %            %            e
High Yield, Strategic Income,
Mortgage Securities, Government
Investment, High Income Municipal,
Municipal Bond, California
Municipal Income, and New York
Municipal Income (the Bond Funds)

Maximum sales charge (as a % of            3.25         2.75         Non
offering price) on purchases of   :        %            %            e
Intermediate Bond and
Intermediate Municipal Income (the
Intermediate-Term Bond Funds)

Maximum sales charge (as a % of     1.50         1.50         Non
offering price) on purchases of:    %            %            e
Short-Fixed Income and
Short-Intermediate Municipal
Income (the Short-Term Bond
Funds)

Maximum CDSC for all funds that      Non         None         5.00%
offer Class B shares (except         e           [A]          [B]
Intermediate-Term Bond Funds) (as
a % of the lesser of original
purchase price or redemption
proceeds)

Maximum CDSC for the                 Non         None         3.00%
Intermediate-Term Bond               e           [A]          [C]
Funds (as a % of the lesser of the
original purchase price or
redemption proceeds)

Maximum sales charge on    Non         None         Non
reinvested distributions   e                        e

Redemption fee   Non         None         Non
                 e                        e

               Clas         Clas         Class
               s A          s T          B

Exchange fee   Non          Non          Non
               e            e            e

Annual account maintenance fee   $12.         $12.0         $12.0
(for accounts under $2,500)      00           0             0

[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS", PAGE .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
   ANNUAL OPERATING EXPENSES     are paid out of each fund's assets. Each
fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, and Class B include a distribution fee and, for Class B, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The tables beginning on page 5 show figures based on estimated or historical expenses of each class of each fund, adjusted to reflect current fees, for certain funds and are calculated as a percentage of average net assets of the applicable class of each fund.



   EQUITY FUNDS

                               Operating Expenses                                  Class             Class T          Class B
                                                                                   A

   TECHNOQUANT GROWTH          Management fee                                      0.60%[            0.60%            0.60%
                                                                                   A]                [A]              [A]

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses                                      0.53%[            0.44%            0.53%
                                                                                   A]                [A]              [A]

                               Total operating expenses                            1.38%             1.54%            2.13%

   MID CAP                     Management fee                                      0.60%             0.60%            0.60%

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses                                      0.52%[            0.50%            0.78%
                                                                                   A]

                               Total operating expenses                            1.37%             1.60%            2.38%

   EQUITY GROWTH               Management fee (after fee reduction)[B]             0.61%             0.61%            0.61%

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses                                      0.33%[            0.25%            0.34%
                                                                                   A]                                 [A]

                               Total operating expenses                             1.19%            1.36%            1.95%

   GROWTH OPPORTUNITIES        Management fee                                      0.61%             0.61%            0.61%

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses (after reimbursement Class           0.28%[            0.23%            0.89%
                               B)                                                  A]                                 [A]

                               Total operating expenses                            1.14%             1.34%            2.50%

   STRATEGIC
OPPORTUNITIES                  Management fee                                      0 .48%            0.48%            0.48%

                               12b-1 fee (including 0.25% Shareholder              0 .25%            0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses                                      0 .52%[A          0.30%            0.32%
                                                                                   ]

                               Total operating expenses                            1.25%             1.28%            1.80%

   LARGE CAP                   Management fee                                      0.60%             0.60%            0.60%

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses (after reimbursement)                0.90%[A           0.90%            0.90%
                                                                                   ]

                               Total operating expenses                            1.75%             2.00%            2.50%

   GROWTH & INCOME             Management fee                                      0.50%             0.50%            0.50%
                                                                                   [A]               [A]              [A]

                               12b-1 fee (including 0.25% Shareholder              0.25%             0.50%            1.00%
                               Service Fee for Class B shares)

                               Other expenses                                      0.44%[A           0.36%            0.41%
                                                                                   ]                 [A]              [A]

                               Total operating expenses                            1.19%             1.36%            1.91%



   EQUITY INCOME          Management fee                                   0.50%            0.50%          0.50%

                          12b-1 fee (including 0.25% Shareholder           0.25%            0.50%          1.00%
                          Service Fee for Class B shares)

                          Other expenses                                   0.35%[A          0.27%          0.31%
                                                                           ]

                          Total operating expenses                         1.10%            1.27%          1.81%



   BALANCED          Management fee (after fee reduction)[C]          0.45%           0.45%          0.45%

                     12b-1 fee (including 0.25% Shareholder           0.25%           0.50%          1.00%
                     Service Fee for Class B shares)

                     Other expenses                                    0.40%          0.26%          0.44%
                                                                      [A]                            [A]

                     Total operating expenses                         1.10%           1.21%          1.89%


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.33% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE
WOULD BE 0.64% AND TOTAL OPERATING EXPENSES WOULD BE 1.22%, 1.   39    % ,
AND    1.98    % FOR CLASS A,        CLASS T, AND CLASS B RESPECTIVELY.
   [C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE 0.50% AND TOTAL OPERATING EXPENSES WOULD BE 1.15%, 1.26% , AND 1.94% FOR CLASS A, CLASS T, AND CLASS B, RESPECTIVELY.
TAXABLE INCOME FUNDS


                                  Operating Expenses                               Class             Class T          Class B
                                                                                   A

   HIGH YIELD                     Management fee                                      0.60           0.60%            0.60%
                                                                                      %

                                  12b-1 fee (including 0.25% Shareholder              0.15           0.25%            0.90%
                                  Service Fee for Class B shares)                     %

                                  Other expenses                                      0.37%          0.27%            0.29%
                                                                                      [A]

                                  Total operating expenses                            1.12           1.12%            1.79%
                                                                                      %

   STRATEGIC INCOME               Management fee                                      0.59           0.59%            0.59%
                                                                                      %

                                  12b-1 fee (including 0.25% Shareholder              0.15           0.25%            0.90%
                                  Service Fee for Class B shares)                     %

                                  Other expenses (after reimbursement Class           0.51%          0.39%            0.39%
                                  A )                                                 [A]

                                  Total operating expenses                            1.25           1.23%            1.88%
                                                                                      %

   MORTGAGE SECURITIES            Management fee                                      0.45           0.45%            0.45%
                                                                                      %

                                  12b-1 fee (including 0.25% Shareholder              0.15           0.25%            0.90%
                                  Service Fee for Class B shares)                     %

                                  Other expenses (after reimbursement)                0.30%          0.30%[           0.30%[
                                                                                      [A]            A]               A]

                                  Total operating expenses                            0.90           1.00%            1.65%
                                                                                      %

   GOVERNMENT INVESTMENT          Management fee                                      0.45           0.45%            0.45%
                                                                                      %

                                  12b-1 fee (including 0.25% Shareholder              0.15           0.25%            0.90%
                                  Service Fee for Class B shares)                     %

                                  Other expenses (after reimbursement Class           0.30%          0.30%            0.30%
                                  A and Class B)                                      [A]

                                  Total operating expenses                            0.90           1.00%            1.65%
                                                                                      %

   INTERMEDIATE BOND              Management fee                                      0.45           0.45%            0.45%
                                                                                      %

                                  12b-1 fee (including 0.25% Shareholder              0.15           0.25%            0.90%
                                  Service Fee for Class B shares)                     %

                                  Other expenses (after reimbursement Class           0.30%          0.27%            0.30%
                                  A and Class B)                                      [A]

                                  Total operating expenses                            0.90           0.97%            1.65%
                                                                                      %

   SHORT FIXED-INCOME             Management fee                                      0.45           0.45%            *
                                                                                      %

                                  12b-1 fee (Distribution fee)                        0.15           0.15%            *
                                                                                      %

                                  Other expenses (after reimbursement Class           0.30%          0.28%            *
                                  A)                                                  [A]

                                  Total operating expenses                            0.90           0.88%            *
                                                                                      %


* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

MUNICIPAL FUNDS

      Operating Expenses      Clas       Class T   Class B
                              s A




   HIGH INCOME MUNICIPAL            Management fee                                      0.40%            0.40%          0.40%

                                    12b-1 fee (including 0.25% Shareholder              0.15%            0.25%          0.90%
                                    Service Fee for Class B shares)

                                    Other expenses (after reimbursement Class           0.35%[A          0.24%          0.27%
                                    A)                                                  ]

                                    Total operating expenses                            0.90%            0.89%          1.57%

   MUNICIPAL BOND                   Management fee                                      0.40%            0.40%          0.40%

                                    12b-1 fee (including 0.25% Shareholder              0.15%            0.25%          0.90%
                                    Service Fee for Class B shares)

                                    Other expenses (after reimbursement)                0.35%[A          0.35%          0.35%
                                                                                       ]                [A]            [A]

                                    Total operating expenses                            0.90%            1.00%          1.65%

   INTERMEDIATE MUNICIPAL
INCOME                              Management fee                                      0.40%            0.40%          0.40%

                                    12b-1 fee (including 0.25% Shareholder              0.15%            0.25%          0.90%
                                    Service Fee for Class B shares)

                                    Other expenses (after reimbursement)                0.35%[A          0.35%          0.35%
                                                                                       ]

                                    Total operating expenses                            0.90%            1.00%          1.65%

   SHORT-INTERMEDIATE
MUNICIPAL INCOME                    Management fee                                      0.40%            0.40%          *

                                    12b-1 fee (Distribution fee)                        0.15%            0.15%          *

                                    Other expenses (after reimbursement)                0.35%[A          0.35%          *
                                                                                       ]

                                    Total operating expenses                            0.90%            0.90%          *





   STATE MUNICIPAL FUNDS

                                   Operating Expenses                               Class            Class T          Class B
                                                                                    A

   CALIFORNIA MUNICIPAL
INCOME                             Management fee                                   0.40%[A          0.40%[           0.40%[
                                                                                    ]                A]               A]

                                   12b-1 fee (including 0.25% Shareholder           0.15%            0.25             0.90
                                   Service Fee for Class B shares)                                   %                %

                                   Other expenses (after reimbursement)             0.35%[A          0.35%[           0.35
                                                                                    ]                A]               %[A]

                                   Total operating expenses                         0.90%            1.00             1.65
                                                                                                     %                %

   NEW YORK MUNICIPAL INCOME       Management fee                                   0.40%            0.40%            0.40%

                                   12b-1 fee (including 0.25% Shareholder           0.15%            0.25             0.90
                                   Service Fee for Class B shares)                                   %                %

                                   Other expenses (after reimbursement)             0.35%[A          0.35             0.35
                                                                                    ]                %                %

                                   Total operating expenses                         0.90%            1.00%            1.65
                                                                                                                      %


* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:
                                                 Class           Class
                                                 T               B

   Mid Cap                                        1.60%           2.37%

   Equity Growth                                  1.34%           1.95%

   Growth Opportunities                           1.34%           2.50%

   Strategic Opportunities                       1.27%           1.79%

                                                 Class           Class
                                                 T               B

   Large Cap                                      2.00%           2.50%

   Equity Income                                  1.26%           1.79%

   Balanced                                       1.20%           1.90%

   High Yield                                     1.11%           1.79%

   Strategic Income                               1.22%           1.87%

   Government Investment                          0.99%           1.67%

   Intermediate Bond                              0.96%           1.66%

   Short-Intermediate Municipal Income            0.89%           *

   California Municipal Income                    0.87%          1.62%

   New York Municipal Income                      0.97%          1.62%

   * Fund does not offer Class B shares

EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:
   EQUITY FUNDS

                       Examples


                                                           Full Redemption                                            No

                                                                                                                      Redempt
                                                                                                                      ion

                                                           Clas                     Class T          Class B          Class B
                                                           s A

   TECHNOQUANT GROWTH               After 1 year           $6                       $50              $72[A]           $22
                                                           6

                                    After 3 years          $94                      $82              $97[A]           $67

   MID CAP                          After 1 year           $66                      $51              $74[A]           $24

                                    After 3 years          $94                      $84              $104[A]          $74

   EQUITY GROWTH                    After 1 year           $64                      $48              $70[A]           $20

                                    After 3 years          $88                      $77              $91[A]           $61

                                    After 5 years          $114                     $107             $125[A]          $105

                                    After 10               $18                      $193             $199             $199
                                    years[B]               9

   GROWTH OPPORTUNITIES             After 1 year           $64                      $48              $75[A]           $25

                                    After 3 years          $87                      $76              $108[            $78
                                                                                                     A]

                                    After 5 years          $112                     $106             $153[            $133
                                                                                                     A]

                                    After 10               $18                      $191             $23              $234
                                    years[B]               4                                         4

   STRATEGIC OPPORTUNITIES          After 1 year           $65                      $48              $68[A]           $18

                                    After 3 years          $90                      $74              $87[A]           $57

                                    After 5 years          $118                     $103             $117[A           $97
                                                                                                     ]

                                    After 10               $19                      $184             $19              $190
                                    years[B]               6                                         0

   LARGE CAP                        After 1 year           $69                      $55              $75[A]           $25

                                    After 3 years          $10                      $96              $108[            $78
                                                           5                                         A]

   GROWTH & INCOME                  After 1 year           $64                      $48              $69[A]           $19

                                    After 3 years          $88                      $77              $90[A]           $60

   EQUITY INCOME                    After 1 year           $63                      $47              $68[A]           $18

                                    After 3 years          $86                      $74              $87[A]           $57

                                    After 5 years          $110                     $102             $118[A           $98
                                                                                                     ]

                                    After 10               $17                      $183             $18              $185
                                    years [B]              9                                         5

   BALANCED                         After 1 year           $63                      $47              $69[A]           $19

                                    After 3 years          $86                      $72              $89[A]           $59

                                    After 5 years          $110                     $99              $122[            $102
                                                                                                     A]

                                    After 10               $17                      $176             $191             $191
                                    years[B]               9


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.

TAXABLE INCOME FUNDS


                                                      Examples

                                                      Full Redemption                                  No
                                                                                                       Redempt
                                                                                                       ion

                                                      Class             Class T       Class B          Class B
                                                      A

   HIGH YIELD                     After 1 year           $53            $46           $68[A]           $18

                                  After 3 years          $77            $69           $86[A]           $56

                                  After 5 years          $10            $95           $117[A           $97
                                                         2                            ]

                                  After 10               $17            $167          $18              $185
                                  years[B]               3                            5

   STRATEGIC INCOME               After 1 year           $55            $   47           $69[A]        $   19

                                  After 3 years          $80            $   73           $89[A]        $   59

                                  After 5 years          $10            $   100          $122[A        $   102
                                                         8                               ]

                                  After 10               $18            $   179       $   19           $   196
                                  years[B]               7                               6

   MORTGAGE SECURITIES            After 1 year           $51            $   45           $67[A]        $   17

                                  After 3 years          $70            $   66        $   82[A]        $   52

                                  After 5 years          $90            $   88           $110[A        $   90
                                                                                         ]

                                  After 10               $14            $   153       $   16           $   166
                                  years[B]               9                               6

   GOVERNMENT INVESTMENT          After 1 year           $51            $45           $67[A]           $17

                                  After 3 years          $70            $66           $82[A]           $52

                                  After 5 years          $90            $88           $110[A           $90
                                                                                      ]

                                  After 10               $14            $153             $166          $1   66
                                  years[B]               9

   INTERMEDIATE BOND              After 1 year           $41            $37           $47   [A]        $   17

                                  After 3 years          $60            $58           $62   [A]        $   52

                                  After 5                $81            $80           $90              $   90
                                  years[C]

                                  After 10               $14            $143          $16              $   166
                                  years[C]               0                            6

   SHORT FIXED-INCOME             After 1 year           $24            $24           *                *

                                  After 3 years          $43            $43           *                *

                                  After 5 years          $64            $63           *                *

                                  After 10               $12            $   122       *                *
                                  years                  4


* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.



MUNICIPAL FUNDS

            Examples

            Full Redemption                         No
                                                    Redempt
                                                    ion

            Class             Class T    Class B    Class B
            A


   HIGH INCOME MUNICIPAL                  After 1 year           $51          $44          $    66   [A]                $16


                                          After 3 years          $70          $62          $    80   [A]                $50


                                          After 5 years          $90          $83          $    106   [                 $86
                                                                                           A]

                                          After 10               $14          $14          $    16                      $16
                                          years[B]               9            1         0                               0

   MUNICIPAL BOND                         After 1 year           $51          $45          $    67   [A]                $17

                                          After 3 years          $70          $66          $    82   [A]                $52


                                          After 5 years          $90          $88          $    1   1    0   [          $90
                                                                                           A]

                                          After 10               $14          $15          $    1   6                   $16
                                          years[B]               9            3            6                            6

   INTERMEDIATE MUNICIPAL INCOME          After 1 year           $41          $37          $    47   [A]                $17


                                          After 3 years          $60          $58          $    62   [A]                $52


                                          After 5                $81          $81          $    90                      $90
                                          years[C]

                                          After 10               $14          $14          $    16                      $16
                                          years[C]               0            7         6                               6



   SHORT-INTERMEDIATE MUNICIPAL INCOME          After 1 year           $24          $24          *           *

                                                After 3 years          $43          $43          *           *

                                                After 5 years          $64          $64           *          *

                                                After 10               $12          $12           *          *
                                                years                  4            4


STATE MUNICIPAL FUNDS


                                                            Examples

                                                            Full Redemption                               No
                                                                                                          Redempt
                                                                                                          ion

                                                            Class             Class T      Class B        Class B
                                                            A

   CALIFORNIA MUNICIPAL INCOME          After 1 year           $51               $45          $67[           $17
                                                                                              A]

                                        After 3 years          $70               $66          $82[           $52
                                                                                              A]

   NEW YORK MUNICIPAL INCOME            After 1 year           $51               $45          $67[           $17
                                                                                              A]

                                        After 3 years          $70               $66          $82[           $52
                                                                                              A]

                                        After 5 years          $90               $88          $110[          $90
                                                                                              A]

                                        After 10               $14               $15          $166           $166
                                        years[B]               9                 3


* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT
MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF
WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, and Class B of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:

                                   Class           Effectiv          Class           Effecti          Class           Effecti
                                   A               e                T               ve              B               ve
                                                   Date                              Date                             Date

   TechnoQuant Growth               1.75%           12/31/9           2.00%          12/31/9           2.50%          12/31/9
                                                   6                                 6                                6

   Mid Cap                          1.75%           8/30/96           2.00%          2/20/96           2.50%          2/20/96

   Equity Growth                    1.75%           1/1/97           2.00%           1/1/97            2.50%          12/31/9
                                                                                                                      6

   Growth Opportunities             1.75%           3/1/97           2.00%           3/1/97           2.50%           3/1/97

   Strategic Opportunities          1.75%           3/1/97           2.00%           3/1/97            2.50%          3/1/97

   Large Cap                        1.75%           8/30/96           2.00%          2/20/96           2.50%          2/20/96

   Growth & Income                  1.50%           12/31/9           1.75%          12/31/9           2.25%          12/31/9
                                                   6                                 6                                6

   Equity Income                    1.50%           3/1/97           1.75%           3/1/97           2.25%           3/1/97

   Balanced                         1.50%           8/30/96           1.75%          1/1/96            2.25%          12/31/9
                                                                                                                      6

   High Yield                       1.25%           8/30/96           1.35%          7/1/95            2.00%          1/1/96

   Strategic Income                 1.25%           8/30/96           1.35%          10/31/9           2.00%          1/1/96
                                                                                     4

   Mortgage Securities             0.90%            3/1/97           1.00%           3/1/97           1.65%           3/1/97

   Government                       0.90%           8/30/96           1.00%          7/1/95            1.65%          1/1/96
   Investment

   Intermediate Bond                0.90%           8/30/96           1.00%          7/1/95            1.65%          1/1/96

   Short Fixed--Income              0.90%           8/30/96           0.90%          8/30/96           *              *

   High Income Municipal            0.90%           8/30/96           1.00%          7/1/95           1.65%           1/1/96

   Municipal Bond                   0.90%           3/1/97            1.00%          7/1/96            1.65%          7/1/96

   Intermediate                     0.90%           8/30/96           1.00%          7/1/95            1.65%          1/1/96
   Municipal Income

   Short-Intermediate               0.90%           8/30/96           0.90%          7/1/95            *               *
   Municipal Income

   California Municipal             0.90%           8/30/96           1.00%          8/1/95            1.65%          1/1/96
   Income

   New York Municipal               0.90%           8/30/96           1.00%          8/1/95            1.65%          1/1/96
   Income


* FUND DOES NOT OFFER CLASS B SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                Other Expenses                                  Total Operating Expenses

                Class           Class           Class           Class                           Class              Class B
                A[A]            T               B               A[A]                            T

   Growth       (dagger)        (dagger)         5.33%           (dagger)                        (dagger)           6.94%
   Opportunities

   Large
Cap              0.96            1.34%           2.35%           1.81%                           2.44%              3.95%
                %

   Strategic
Income           0.65%          (dagger)         (dagger)        1.39%                           (dagger)           (dagger)

   Mortgage
                 2.25%           0.53%           1.08%           2.85%                           1.23%              2.43%
   Securities[A]

   Government
                 0.72           (dagger)         0.43%           1.32%                           (dagger)           1.78%
   Investment        %

   Intermediate
Bond             0.48           (dagger)         0.44%           1.08%                           (dagger)           1.79%
                                %

   Short Fixed-Income
                 0.50           (dagger)         *               1.10%                           (dagger)           *
                %

   High
Income            0.48          (dagger)        (dagger)         1.03%                           (dagger)           (dagger)
   Municipal                    %

   Municipal
Bond[A]           2.80%          0.37%           0.52%           3.35%                           1.02%              1.82%

   Intermediate
                  1.00%          0.39%           0.56%           1.55%                           1.04%              1.86%
   Municipal Income

   Short-Intermediate
                  1.29%          0.60%           *               1.84%                           1.15%              *
   Municipal Income

   California Municipal
Income    [A]     2.01%          0.38%           0.95%           2.50%[B]                        1.03%              2.25%

   New York Municipal
Income            1.95%          1.97%           2.42%           2.50%                           2.62%              3.72%


* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
   [B] LIMITED IN ACCORDANCE WITH A STATE LIMITATION. WITHOUT THIS LIMITATION, TOTAL OPERATING EXPENSES WOULD BE 2.56% FOR CALIFORNIA MUNICIPAL INCOME, CLASS A.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1996.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for certain funds have been
audited by    Coopers & Lybrand L.L.P., independent accountants.     The
funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Technoquant Growth and Growth & Income commenced operations on December 31,1996. Each class of Mortgage Securities and Class A of Municipal Bond are expected to commence operations on or about February 28, 1997.
   MID CAP

   1.Selected Per-Share Data and RatiosF                                     Class A          Class T

   2.Periods ended November 30                                              1996E             1996D

   3.Net asset value, beginning of period                                   $ 10.74          $ 10.00

   4.Income from Investment Operations

   5. Net investment income (loss)                                           (.01)            (.03)

   6. Net realized and unrealized gain (loss)                                .97              1.73

   7. Total from investment operations                                       .96              1.70

   8.Net asset value, end of period                                         $ 11.70          $ 11.70

   9.Total returnB,C                                                           8.94%            17.00%

   10.Net assets, end of period (000 omitted)                               $ 1,239          $ 187,04
                                                                                             0

   11.Ratio of expenses to average net assets                                1.56%A,           1.60%A
                                                                            G

   12.Ratio of net investment income (loss) to average net assets            (.33)%A           (.37)%A

   13.Portfolio turnover                                                     101%A             101%A

   14.Average commission rateI                                               $ .0382          $ .0382


   MID CAP

   15.Selected Per-Share Data and RatiosF                                         Class B

   16.Period ended November 30                                                   1996D

   17.Net asset value, beginning of period                                       $ 10.00

   18.Income from Investment Operations

   19. Net investment income (loss)                                               (.10)

   20. Net realized and unrealized gain (loss)                                    1.71

   21. Total from investment operations                                           1.61

   22.Net asset value, end of period                                             $ 11.61

   23.Total returnH,J                                                               16.10%

   24.Net assets, end of period (000 omitted)                                    $ 32,727

   25.Ratio of expenses to average net assets                                     2.38%A

   26.Ratio of expenses to average net assets after expense reductions            2.37%A,
                                                                                 H

   27.Ratio of net investment income (loss) to average net assets                 (1.14)%
                                                                                 A

   28.Portfolio turnover                                                          101%A

   29.Average commission rateI                                                    $ .0382


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1996.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
EQUITY GROWTH



   30.Selected Per-Share Data and
Ratios                                          Class A     Class T

 31.Years ended November 30                     1996F        1996            1995           1994G         1993          1992F

 32.Net asset value, beginning of period        $ 39.47      $ 39.83         $ 28.52        $ 29.50       $ 26.33       $ 23.78

 33.Income from Investment Operations

 34. Net investment income (loss)               .04E         .22E            .06            .08           (.07)E        .01

 35. Net realized and unrealized gain (loss)     5.29         6.90            11.54          .39           3.82          2.54

 36. Total from investment operations            5.33         7.12            11.60          .47           3.75          2.55

 37.Less Distributions

 38. From net investment income                  --           (.03)H          (.08)          --            (.08)         --

 39. From net realized gain                      --           (2.11)H         (.16)          (1.45)        (.50)         --

 40. In excess of net realized gain              --           --              (.05)          --            --            --

 41. Total distributions                         --           (2.14)          (.29)          (1.45)        (.58)         --

 42.Net asset value, end of period              $ 44.80      $ 44.81         $ 39.83        $ 28.52       $ 29.50       $ 26.33

 43.Total returnB,C                             13.50%       19.00%          41.11%         1.58%         14.52%        10.72%

 44.Net assets, end of period (000 omitted)     $ 4,423      $ 3,536,973     $ 2,051,42     $ 874,172     $ 377,894     $ 22,655
                                                                             9

 45.Ratio of expenses to average net assets      1.52%A,D,I   1.36%           1.55%          1.71%         1.85%         1.47%A

 46.Ratio of expenses to average net assets
after expense reductions                         1.50%A,I     1.34%J          1.54%J         1.70%J        1.84%J        1.47%A

 47.Ratio of net investment income (loss) to
average net assets                               .38%A        .54%            .21%           .15%          (.24)%        .25%A

 48.Portfolio turnover                           76%          76%             97%            137%          160%          240%

 49.Average commission rateK                    $ .0414      $ .0414


 A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992. FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
GROWTH OPPORTUNITIES



 50.Selected Per-Share Data
Class A    Class T
 and Ratios

 51.Years ended October 31
1996H      1996         1995         1994         1993           1992          1991          1990          1989         1988B

 52.Net asset value, beginning
$ 32.86    $ 30.89      $ 26.62      $ 25.39      $ 21.14        $ 20.58       $ 12.99       $ 16.53       $ 14.27      $ 10.00
 of period

 53.Income from Investment
 Operations

 54. Net investment income
 .09G       .61G         .39          .22            .08            .14           .06           .18C          .02          .05

 55. Net realized and
2.44       4.72         5.31         1.92           5.56           2.04          7.70          (2.50)        3.03         4.22
 unrealized gain (loss)

 56. Total from investment
2.53       5.33         5.70         2.14           5.64           2.18          7.76          (2.32)        3.05         4.27
 operations

 57.Less Distributions

 58. From net investment
--         (.41)        (.27)        (.07)          (.13)          (.09)         (.17)         (.05)         (.03)        --
 income

 59. From net realized gain
--         (.40)        (1.16)       (.84)          (1.26)         (1.53)        --            (1.17)        (.76)        --

 60. Total distributions
--         (.81)        (1.43)       (.91)          (1.39)         (1.62)        (.17)         (1.22)        (.79)        --

 61.Net asset value, end of
$ 35.39    $ 35.41      $ 30.89      $ 26.62      $ 25.39        $ 21.14       $ 20.58       $ 12.99       $ 16.53      $ 14.27
 period

 62.Total returnD,E
7.70%      17.61%       22.88%       8.71%          28.11%         12.09%        60.25%        (15.05)%      22.69%       42.70%

 63.Net assets, end of period
$ 10,185   $ 14,314,9   $ 9,690,99   $ 4,598,66   $ 2,054,98     $ 580,595     $ 213,095     $ 51,122      $ 34,351     $ 8,097
 (000 omitted) 50       2            8            8

 64.Ratio of expenses to
1.48%A,J   1.34%        1.59%        1.63%          1.65%          1.60%         1.73%         2.00%         2.45%        2.52%A,F
 average net assets

 65.Ratio of expenses to
1.47%A,K   1.34%        1.58%K       1.62%K         1.64%K         1.60%         1.73%         2.00%         2.45%        2.52%A
 average net assets after
 expense reductions

 66.Ratio of net investment
1.74%A     1.88%        1.56%        1.12%          .43%           .80%          .47%          1.49%         .31%         .82%A
 income to
 average net assets

 67.Portfolio turnover
33%        33%          39%          43%            69%            94%           142%          136%          163%         143%A

 68.Average commission rateL
$ .0401    $ .0401


 A ANNUALIZED
B NOVEMBER 18, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.
C NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.09 PER SHARE.
D THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
F EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
K FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
STRATEGIC OPPORTUNITIES



69.Selected Per-Share Data and
Class A        Class T
Ratios

70.Years ended December 31
1996G          1996     1995     1994F    1994E,L    1993E     1992E,J       1991E      1990E      1989E      1988E      1987E

71.Net asset value, beginning of
$ 23.48        $ 24.88  $ 18.70  $ 19.96  $ 22.52  $ 19.53  $ 21.38          $ 17.21    $ 19.55    $ 15.53    $ 19.06    $ 16.71
period

72.Income from Investment
Operations

73. Net investment income
 .08K           .17K     .39      .10K     .39K     .33      .61              .66        .70        .50        .42        .46

74. Net realized and unrealized
1.26           .18      6.73     (.75)    (.81)    4.44     .58              4.26       (2.49)     4.08       (1.80)     2.95
gain (loss)

75. Total from investment
1.34           .35      7.12     (.65)    (.42)    4.77     1.19             4.92       (1.79)     4.58       (1.38)     3.41
operations

76.Less Distributions

77. From net investment income
(.37)          (.19)    (.39)    (.35)    (.43)    (.57)    (.62)            (.75)      (.55)      (.56)      (.24)      (.09)

78. From net realized gain
(1.94)         (2.35)   (.55)    (.26)    (1.71)   (1.21)   (2.42)           --         --         --         (1.91)     (.97)

79. Total distributions
(2.31)         (2.54)   (.94)    (.61)    (2.14)   (1.78)   (3.04)           (.75)      (.55)      (.56)      (2.15)     (1.06)

80.Net asset value, end of period
$ 22.51        $ 22.69  $ 24.88  $ 18.70  $ 19.96  $ 22.52  $ 19.53          $ 21.38    $ 17.21    $ 19.55    $ 15.53    $ 19.06

81.Total returnB,C
5.80%          1.53%    38.16%   (3.26)%  (2.24)%  26.33%   7.26%            29.51%     (9.49)%    30.45%     (4.98)%    21.43%

82.Net assets, end of period (000
$ 638          $ 560,64 $ 619,99 $ 375,69 $ 385,34 $ 269,88 $ 194,71         $ 199,60   $ 172,08   $ 198,17   $ 191,45   $ 283,11
omitted)       5        3        1        9        3        0                4          6          4          4          7

83.Ratio of expenses to average
 .99%A,M        1.28%    1.61%    1.73%A,D 1.85%    1.57%I   1.46%            1.56%      1.59%      1.51%      1.71%      1.67%M,O
net assets

84.Ratio of expenses to average
 .97%A,P        1.27%P   1.61%    1.73%A   1.84%P   1.57%    1.46%            1.56%      1.59%      1.51%      1.71%      1.67%
net assets
after expense reductions

85.Ratio of net investment income
1.00%A         .70%     1.90%    2.03%A   1.89%    2.06%    3.22%            3.61%      3.70%      3.23%      3.10%      2.36%
to average net assets

86.Portfolio turnover
151%           151%     142%     228%A    159%     183%     211%             223%       114%       89%        160%       225%

87.Average commission rateN
$ .0409        $ .0409


 STRATEGIC OPPORTUNITIES

88.Selected Per-Share Data and Ratios                                              Class B

89.Years ended December 31                                              1996       1995       1994F      1994H

90.Net asset value, beginning of period                                 $ 24.56    $ 18.57    $ 19.98    $ 19.65

91.Income from Investment Operations

92. Net investment income                                                .04K       .38        .06K       .05K

93. Net realized and unrealized gain (loss)                              .18        6.54       (.74)      .28

94. Total from investment operations                                     .22        6.92       (.68)      .33

95.Less Distributions

96. From net investment income                                           (.07)      (.38)      (.47)      -

97. From net realized gain                                               (2.35)     (.55)      (.26)      -

98. Total distributions                                                  (2.42)     (.93)      (.73)      -

99.Net asset value, end of period                                       $ 22.36    $ 24.56    $ 18.57    $ 19.98

100.Total returnB,D                                                      1.00%      37.35%     (3.41)%    1.68%

101.Net assets, end of period (000 omitted)                             $ 98,535   $ 87,566   $ 17,090   $ 8,824

102.Ratio of expenses to average net assets                              1.80%      2.11%      2.58%A      2.63%A,O


103.Ratio of expenses to average net assets after expense reductions     1.79%P     2.10%P     2.53%A,P   2.63%A


104.Ratio of net investment income to average net assets                 .18%       1.40%      1.22%A      1.11%A

105.Portfolio turnover                                                   151%       142%       228%A       159%

106.Average commission rateN                                             $ .0409


 A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E YEAR ENDED SEPTEMBER 30.
F FOR THE THREE MONTHS ENDED DECEMBER 31, 1994.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
H FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
I INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FMR FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
J AS OF AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
K NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
L EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
M LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER.
N FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
O FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
P FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
LARGE CAP

 107.Selected Per-Share Data and RatiosD                              Class A     Class T

 108.Periods ended November 30                                        1996F       1996E

 109.Net asset value, beginning of period                             $ 10.21     $ 10.00

 110.Income from Investment Operations

 111. Net investment income (loss)                                     .00         (.01)

 112. Net realized and unrealized gain (loss)                          1.62        1.83

 113. Total from investment operations                                 1.62        1.82

 114.Less Distributions                                                --          --

 115.Net asset value, end of period                                   $ 11.83     $ 11.82

 116.Total returnB,C                                                   15.87%      18.20%

 117.Net assets, end of period (000 omitted)                          $ 503       $ 26,133

 118.Ratio of expenses to average net assets                           1.75%A,G    2.00%A,G


 119.Ratio of net investment income (loss) to average net assets       .11%A        (.14)%A

 120.Portfolio turnover                                                59%A         59%A

 121.Average commission rateH                                          $ .0306     $ .0306


 LARGE CAP

 122.Selected Per-Share Data and RatiosD                       Class B

 123.Period ended November 30                                  1996E

 124.Net asset value, beginning of period                      $ 10.00

 125.Income from Investment Operations

 126. Net investment income (loss)                              (.05)

 127. Net realized and unrealized gain (loss)                   1.82

 128. Total from investment operations                          1.77

 129.Less Distributions                                         --

 130.Net asset value, end of period                            $ 11.77

 131.Total returnB,I                                            17.70%

 132.Net assets, end of period (000 omitted)                   $ 9,721

 133.Ratio of expenses to average net assets                    2.50%A,G


 134.Ratio of net investment income to average net assets       (.64)%A

 135.Portfolio turnover                                         59%A

 136.Average commission rateH                                  $ .0306


 A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1996.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
EQUITY INCOME



 137.Selected Per-Share Data and Ratios            Class A      Class T

 138.Years ended November 30                        1996G        1996           1995          1994H         1993         1992G

 139.Net asset value, beginning of period           $ 20.38      $ 19.95        $ 15.96       $ 14.86       $ 12.86      $ 12.37

 140.Income from Investment Operations

 141. Net investment income                          .06F         .30F           .31           .28F          .33          .13

 142. Net realized and unrealized gain (loss)        2.44         3.35           4.26          1.03          1.97         .47

 143. Total from investment operations              2.50         3.65           4.57          1.31          2.30         .60

 144.Less Distributions

 145. From net investment income                    (.10)        (.31)          (.30)         (.21)         (.30)        (.11)

 146. From net realized gain                        --           (.46)          (.28)         --            --           --

 147. Total distributions                           (.10)        (.77)          (.58)         (.21)         (.30)        (.11)

 148.Net asset value, end of period                 $ 22.78      $ 22.83        $ 19.95       $ 15.96       $ 14.86      $ 12.86

 149.Total returnC,D                                  12.31%       18.89%         29.46%        8.84%         18.03%       4.88%


 150.Net assets, end of period (000 omitted)       $ 3,306      $ 1,672,99     $ 880,054     $ 179,501     $ 42,326     $ 1,462
                                                                4

 151.Ratio of expenses to average net assets       1.46%A,E,I   1.27%          1.48%         1.67%         1.77%        1.55%A

 152.Ratio of expenses to average net assets
after expense reductions                           1.44%A,J     1.26%J         1.47%J        1.64%J        1.77%        1.55%A

 153.Ratio of net investment income to average
net assets                                         1.27%A       1.45%          1.78%         1.69%         2.02%        3.39%A

 154.Portfolio turnover                             78%          78%            80%           140%          120%         51%

 155.Average commission rateK                       $ .0424      $ .0424


 EQUITY INCOME

 156.Selected Per-Share Data and Ratios                                                  Class B

 157.Years ended November 30                                               1996          1995         1994G

 158.Net asset value, beginning of period                                  $ 19.90       $ 15.94      $ 15.21

 159.Income from Investment Operations

 160. Net investment income                                                 .19F           .26          .08F

 161. Net realized and unrealized gain (loss)                               3.33          4.23         .72

 162. Total from investment operations                                      3.52          4.49         .80

 163.Less Distributions

 164. From net investment income                                            (.23)         (.25)        (.07)

 165. From net realized gain                                                (.46)         (.28)        --

 166. Total distributions                                                   (.69)         (.53)        (.07)

 167.Net asset value, end of period                                        $ 22.73       $ 19.90      $ 15.94

 168.Total returnB,C                                                        18.22%        28.95%       5.25%

 169.Net assets, end of period (000 omitted)                               $ 500,447     $ 270,10     $ 35,373
                                                                                         1

 170.Ratio of expenses to average net assets                                1.81%         1.85%        2.24% A

 171.Ratio of expenses to average net assets after expense reductions       1.79%         1.84%        2.18%A,J

 172.Ratio of net investment income to average net assets                   .92%          1.41%        1.15%A

 173.Portfolio turnover                                                     78%           80%          140%

 174.Average commission rateK                                              $ .0424


 A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN HIGHER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996. FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994. FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
H EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
BALANCED



 175.Selected Per-Share Data and
Class A   Class T
 Ratios

 176.Years ended October 31
1996G     1996        1995        1994H       1993        1992       1991       1990         1989         1988         1987B

 177.Net asset value, beginning of
$ 15.22   $ 15.30     $ 14.67     $ 15.91     $ 14.41     $ 14.13    $ 10.41    $ 12.77      $ 11.07      $ 9.44       $ 10.00
 period

 178.Income from Investment
 Operations

 179. Net investment income
 .08E      .51E        .59         .38         .48         .50        .51        .56          1.01F        .62          .27

 180. Net realized and unrealized
 .88       .88         .54         (.79)       2.18        .85        3.74         (1.34)       1.27         1.56         (.63)
 gain (loss)

 181. Total from investment
 .96       1.39        1.13        (.41)       2.66        1.35       4.25         (.78)        2.28         2.18         (.36)
 operations

 182.Less Distributions

 183. From net investment income
(.14)     (.59)       (.50)       (.28)       (.56)       (.46)      (.53)        (1.06)       (.58)        (.55)        (.20)

 184. In excess of net investment
--        --          --          (.02)       --          --         --           --           --           --           --
 income

 185. From net realized gain
--        (.03)       --          (.49)       (.60)       (.61)      --           (.52)        --           --           --

 186. Return of capital
--        --          --          (.04)       --          --         --           --           --           --           --

 187. Total distributions
(.14)     (.62)       (.50)       (.83)       (1.16)      (1.07)     (.53)        (1.58)       (.58)        (.55)        (.20)

 188.Net asset value, end of period
$ 16.04   $ 16.07     $ 15.30     $ 14.67     $ 15.91     $ 14.41    $ 14.13    $ 10.41      $ 12.77      $ 11.07      $ 9.44

 189.Total returnC,D
6.34%     9.30%       7.85%       (2.69)%     19.66%      10.27%     41.73%       (7.15)%      21.15%       23.66%       (3.90)%

 190.Net assets, end of period (000
$ 1,181   $ 2,992,7   $ 3,441,1   $ 3,128,7   $ 1,654,1   $ 397,67   $ 135,53   $ 60,934     $ 46,139     $ 36,224     $ 34,376
 omitted) 16          41          76          24          2          3

 191.Ratio of expenses to average
1.50%A,I  1.26%       1.47%       1.59%       1.52%       1.60%      1.71%        1.85%        1.91%        2.06%        2.06%A
 net assets

 192.Ratio of expenses to average
1.49%A,J  1.25%J      1.46%J      1.58%J      1.51%J      1.60%      1.71%        1.85%        1.91%        2.06%        2.06%A
 net assets
 after expense reductions

 193.Ratio of net investment
3.07%A    3.32%       3.99%       3.79%       3.24%       3.97%      4.19%        5.29%        8.80%        5.83%        3.95%A

 income to average net assets

 194.Portfolio turnover
223%      223%        297%        202%        200%        389%       220%         297%         151%         204%         206%A


 195.Average commission rateK
$ .0106     $ .0106


 A ANNUALIZED
B JANUARY 6, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.26 PER SHARE.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HIGH YIELD



 196.Selected Per-Share Data
Class A   Class T
 and Ratios

 197.Years ended October 31
1996C      1996        1995        1994D       1993        1992        1991       1990       1989         1988         1987B

 198.Net asset value,
$ 12.010   $ 11.910    $ 11.220    $ 12.010    $ 11.070    $ 10.120    $ 8.150    $ 8.970    $ 9.860      $ 9.090      $ 10.000
 beginning of period

 199.Income from Investment
 Operations

 200. Net investment income
$ .163G     1.105G      .930G       .848        .980        1.146       1.115      1.144      1.237        1.165        .878

 201. Net realized and
 .267       .364        .680        (.537)      1.153       .975        1.948      (.820)       (.890)       .770         (.910)
 unrealized
  gain (loss)

 202. Total from investment
 .430       1.469       1.610       .311        2.133       2.121       3.063      .324         .347         1.935        (.032)
 operations

 203.Less Distributions

 204. From net investment
(.140)     (1.069)     (.920)      (.851)      (.963)      (1.171)     (1.093)    (1.144)      (1.237)      (1.165)      (.878)
 income

 205. From net realized gain
--         --          --          (.250)      (.230)      --          --         --           --           --           --

 206. Total distributions
(.140)     (1.069)     (.920)      (1.101)     (1.193)     (1.171)     (1.093)    (1.144)      (1.237)      (1.165)      (.878)

 207.Net asset value, end of
$ 12.300   $ 12.310    $ 11.910    $ 11.220    $ 12.010    $ 11.070    $ 10.120   $ 8.150    $ 8.970      $ 9.860      $ 9.090
 period

 208.Total returnE
3.58%      12.92%      15.05%      2.64%       20.47%      21.96%      39.67%     3.58%        3.34%        22.14%       (.81)%

 209.Net assets, end of period
$ 3,860    $ 1,709,2   $ 1,200,4   $ 679,623   $ 485,559   $ 136,316   $ 38,681   $ 15,134    $ 13,315     $ 11,900     $ 9,077
 (000 omitted) 94      95

 210.Ratio of expenses to
1.25%A,F   1.12%       1.15%       1.20%       1.11%       1.10%F      1.10%F     1.10%F      1.10%F       1.10%F        1.24%A,F
 average net assets

 211.Ratio of expenses to
1.25%A     1.11%I      1.15%       1.20%       1.11%       1.10%       1.10%      1.10%        1.10%        1.10%        1.24%A
 average net
 assets after expense
 reductions

 212.Ratio of net investment
9.06%A     9.20%       8.32%       6.92%       8.09%       9.95%       12.20%     12.72%       12.98%       11.86%       10.74%A
 income to
 average net assets

 213.Portfolio turnover
121%       121%        112%        118%        79%         100%        103%       90%          131%         135%         166%A

 214.Average commission
$ .0388    $ .0388
 rateH


 HIGH YIELD

 215.Selected Per-Share Data and Ratios                                      Class B

 216.Years ended October 31                                    1996          1995         1994C

 217.Net asset value, beginning of period                      $ 11.890      $ 11.210     $ 11.300

 218.Income from Investment Operations

 219. Net investment income                                     1.017G       .794G         .223

 220. Net realized and unrealized gain (loss)                   .361          .721         (.118)

 221. Total from investment operations                          1.378         1.515        .105

 222.Less Distributions

 223. From net investment income                                (.988)        (.835)       (.195)

 224.Net asset value, end of period                            $ 12.280      $ 11.890     $ 11.210

 225.Total returnJ                                              12.10%        14.12%       .93%

 226.Net assets, end of period (000 omitted)                   $ 344,328     $ 155,73     $ 16,959
                                                                             0

 227.Ratio of expenses to average net assets                    1.79%         2.01%        2.20%A

 228.Ratio of net investment income to average net assets       8.52%         7.46%        5.92%A

 229.Portfolio turnover                                         121%          112%         118%

 230.Average commission rateH                                  $ .0388


 A ANNUALIZED
B JANUARY 5, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
C COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996; COMMENCEMENT OF SALE OF CLASS B SHARES JUNE 30, 1994.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
STRATEGIC INCOME



 231.Selected Per-Share Data and Ratios                                     Class A     Class T

 232.Years ended December 31                                                1996B        1996         1995         1994B

 233.Net asset value, beginning of period                                   $ 11.010     $ 11.000     $ 9.920      $ 10.000

 234.Income from Investment Operations

 235. Net investment income                                                  .267E        .813E        .885         .064E

 236. Net realized and unrealized gain (loss)                                .493         .542         1.231        (.046)

 237. Total from investment operations                                       .760         1.355        2.116        .018

 238.Less Distributions

 239. From net investment income                                             (.280)       (.805)       (.806)       (.098)

 240. From net realized gain                                                 (.240)       (.300)       (.230)       --

 241. Total distributions                                                    (.520)       (1.105)      (1.036)      (.098)

 242.Net asset value, end of period                                         $ 11.25      $ 11.250     $ 11.000     $ 9.920

 243.Total returnC                                                           6.95%        12.89%       22.02%       .17%

 244.Net assets, end of period (000 omitted)                                $ 587        $ 99,327     $ 52,626     $ 10,687

 245.Ratio of expenses to average net assets                                 1.25%A,      1.23%        1.35%D       1.35%A,D
                                                                                 D

 246.Ratio of expenses to average net assets  after expense reductions       1.25%        1.22%        1.35%        1.35%

 247.Ratio of net investment income to average net assets                    7.32%A       7.34%        7.28%        5.80%A

 248.Portfolio turnover                                                      119%         119%         193%         104%A


 STRATEGIC INCOME

 249.Selected Per-Share Data and Ratios                                                 Class B

 250.Years ended December 31                                               1996         1995         1994B

 251.Net asset value, beginning of period                                  $ 11.010     $ 9.910      $ 10.000

 252.Income from Investment Operations

 253. Net investment income                                                 .743E         .820         .072E

 254. Net realized and unrealized gain (loss)                               .538         1.237        (.078)

 255. Total from investment operations                                      1.281        2.057        (.006)

 256.Less Distributions

 257. From net investment income                                            (.731)       (.727)       (.084)

 258. From net realized gain                                                (.300)       (.230)       --

 259. Total distributions                                                   (1.031)      (.957)       (.084)

 260.Net asset value, end of period                                        $ 11.260     $ 11.010     $ 9.910

 261.Total returnG                                                           12.14%       21.35%       (.06)%

 262.Net assets, end of period (000 omitted)                               $ 37,403     $ 26,654     $ 9,379

 263.Ratio of expenses to average net assets                                1.88%        2.10%D       2.10%A,D


 264.Ratio of expenses to average net assets after expense reductions       1.87%F       2.10%        2.10%A

 265.Ratio of net investment income to average net assets                   6.69%        6.53%        5.06%A

 266.Portfolio turnover                                                     119%         193%         104%A


 A ANNUALIZED
B COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996; COMMENCEMENT OF SALE OF CLASS T & B SHARES OCTOBER 31, 1994.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
GOVERNMENT INVESTMENT



 267.Selected Per-Share Data and
Class A    Class T
 Ratios

 268.Years ended October 31
1996C     1996        1995       1994E      1993         1992         1991         1990        1989        1988        1987B

 269.Net asset value, beginning of
$ 9.250   $ 9.670     $ 8.960    $ 10.140   $ 9.730      $ 9.590      $ 9.150      $ 9.310     $ 9.260     $ 9.200     $ 10.000
 period

 270.Income from Investment
 Operations

 271. Net investment income
$ .090H    .586H       .594       .515       .567         .666         .700         .735        .773        .769        .614

 272. Net realized and unrealized
 .241I     (.180)      .701       (1.031)      .601         .125         .419         (.160)      .050        .060        (.800)
  gain (loss)

 273. Total from investment
 .331      .406        1.295      (.516)       1.168        .791         1.119        .575        .823        .829        (.186)
 operations

 274.Less Distributions

 275. From net investment income
(.091)    (.586)      (.585)     (.504)       (.558)       (.651)       (.679)       (.735)      (.773)      (.769)      (.614)

 276. From net realized gain
--        --          --         (.130)       (.200)       --           --           --          --          --          --

 277. In excess of net realized gain
--        --          --         (.030)       --           --           --           --          --          --          --

 278. Total distributions
(.091)    (.586)      (.585)     (.664)       (.758)       (.651)       (.679)       (.735)      (.773)      (.769)      (.614)

 279.Net asset value, end of period
$ 9.490   $ 9.490     $ 9.670    $ 8.960     $ 10.140     $ 9.730      $ 9.590      $ 9.150     $ 9.310     $ 9.260     $ 9.200

 280.Total returnD
3.58%     4.38%       14.91%     (5.27)%      12.53%       8.49%        12.65%       6.48%       9.37%       9.34%       (1.84)%

 281.Net assets, end of period (000
$ 223     $ 217,883   $ 208,62   $ 114,45    $ 69,876     $ 23,281     $ 13,058     $ 9,822     $ 8,203     $ 6,590     $ 4,584
 omitted)

 282.Ratio of expenses to average
 .90%A,F   1.00%       .89%F      .74%F        .68%F        1.10%F       1.10%F       1.10%F      1.10%F      1.10%F      1.29%A,F
 net assets

 283.Ratio of expenses to average
 .90%A     .99%G       .89%       .74%         .68%         1.10%        1.10%        1.10%       1.10%       1.10%       1.29%A
 net assets
 after expense reductions

 284.Ratio of net investment
6.28%A    6.19%       6.34%      6.18%        6.11%        6.98%        7.47%        8.04%       8.45%       8.30%       8.12%A
 income to average net assets

 285.Portfolio turnover
153%      153%        261%       313%         333%         315%         54%          31%         42%         44%         32%A


 GOVERNMENT INVESTMENT

 286.Selected Per-Share Data and Ratios                                     Class B

 287.Years Ended October 31                                    1996         1995         1994C

 288.Net asset value, beginning of period                      $ 9.670      $ 8.950      $ 9.100

 289.Income from Investment Operations

 290. Net investment income                                     .520H        .542         .144

 291. Net realized and unrealized gain (loss)                   (.177)       .693         (.137)

 292. Total from investment operations                          .343         1.235        .007

 293.Less Distributions

 294. From net investment income                                (.523)       (.515)       (.157)

 295.Net asset value, end of period                            $ 9.490      $ 9.670      $ 8.950

 296.Total returnJ                                              3.69%        14.19%       .10%

 297.Net assets, end of period (000 omitted)                   $ 17,355     $ 11,766     $ 2,062

 298.Ratio of expenses to average net assets                    1.67%F       1.65%F       1.70%A,F


 299.Ratio of net investment income to average net assets       5.51%        5.58%        5.22%A

 300.Portfolio turnover                                         153%         261%         313%


 A ANNUALIZED
B JANUARY 7, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
C COMMENCEMENT OF SALE OF CLASS B SHARES JUNE 30, 1994; COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996.
D TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
J TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
INTERMEDIATE BOND



 301.Selected Per-Share Data and Ratios              Class A           Class T

 302.Years ended November 30                          1996         1996          1995         1994         1993         1992

 303.Net asset value, beginning of period             $ 10.350     $ 10.760      $ 10.260     $ 11.140     $ 10.640     $ 10.960

 304.Income from Investment Operations

 305. Net investment income                           .159         .671          .649         .609         .785         .170

 306. Net realized and unrealized gain (loss)         .235         (.147)        .491         (.876)       .511         (.320)

 307. Total from investment operations                .394         .524          1.140        (.267)       1.296        (.150)

 308.Less Distributions

 309. From net investment income                       (.154)       (.674)        (.640)       (.555)       (.796)       (.170)

 310. From return of capital                           --           --            --           (.058)       --           --

 311. Total distributions                             (.154)       (.674)        (.640)       (.613)       (.796)       (.170)

 312.Net asset value, end of period                  $ 10.590     $ 10.610      $ 10.760     $ 10.260     $ 11.140     $ 10.640

 313.Total returnD                                    3.83%        5.10%         11.43%       (2.44)%      12.50%       (1.37)%

 314.Net assets, end of period (000 omitted)          $ 687        $ 262,103     $ 228,43     $ 141,86     $ 59,184     $ 2,583
                                                                   9            6

 315.Ratio of expenses to average net assets         .90%A,F      .97%          .94%F        1.02%F       1.23%        .82%A

 316.Ratio of expenses to average net assets after
expense reductions                                    .90%A        .96%G         .94%         1.02%        1.23%        .82%A

 317.Ratio of net investment income to average
net assets                                             6.45%A       6.38%         6.20%        6.04%        6.81%        7.67%A

 318.Portfolio turnover                                200%         200%          189%         68%          59%          7%


 INTERMEDIATE BOND

 319.Selected Per-Share Data and Ratios                                     Class B

 320.Years ended November 30                                   1996         1995         1994C

 321.Net asset value, beginning of period                      $ 10.750     $ 10.250     $ 10.430

 322.Income from Investment Operations

 323. Net investment income                                     .597H        .579         .204

 324. Net realized and unrealized gain (loss)                   (.153)       .483         (.178)

 325. Total from investment operations                          .444         1.062        .026

 326.Less Distributions

 327. From net investment income                                (.604)       (.562)       (.187)

 328. From return of capital                                    --           --           (.019)

 329. Total distributions                                       (.604)       (.562)       (.206)

 330.Net asset value, end of period                            $ 10.590     $ 10.750     $ 10.250

 331.Total returnI                                              4.32%        10.62%       .24%

 332.Net assets, end of period (000 omitted)                   $ 18,972     $ 15,830     $ 3,156

 333.Ratio of expenses to average net assets                    1.66%F       1.70%F       1.65%A,F


 334.Ratio of net investment income to average net assets       5.69%        5.44%        5.42%A

 335.Portfolio turnover                                         200%         189%         68%


 A ANNUALIZED
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C COMMENCEMENT OF SALE OF CLASS B SHARES JUNE 30, 1994; COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996; COMMENCEMENT OF SALE OF CLASS T SHARES SEPTEMBER 10, 1992.
D TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
SHORT FIXED-INCOME



 336.Selected Per-Share Data and
Class A   Class T
 Ratios

 337.Years ended October 31
1996H     1996        1995       1994D,F    1993       1992         1991         1990         1989         1988         1987B

 338.Net asset value, beginning of
$ 9.290   $ 9.470     $ 9.480    $ 10.090   $ 9.950    $ 9.870      $ 9.620      $ 9.950      $ 9.940      $ 10.060     $ 10.000
 period

 339.Income from Investment
 Operations

 340. Net investment income
 .090G     .594G       .403       .479       .732       .830         .848         .868         .832         .852         .101

 341. Net realized and unrealized
 .081I     (.094)      .148       (.501)     .146       .071         .270         (.330)       .010         (.120)       .060
 gain (loss)

 342. Total from investment
 .171      .500        .551       (.022)     .878       .901         1.118        .538         .842         .732         .161
 operations

 343.Less Distributions

 344. From net investment income
(.091)    (.590)      (.407)     (.464)     (.738)     (.821)       (.868)       (.868)       (.832)       (.852)       (.101)

 345. In excess of net investment
--        --          --         (.044)     --         --           --           --           --           --           --
 income

 346. From return of capital
--        --          (.154)     (.080)     --         --           --           --           --           --           --

 347. Total distributions
(.091)    (.590)      (.561)     (.588)     (.738)     (.821)       (.868)       (.868)       (.832)       (.852)       (.101)

 348.Net asset value, end of period
$ 9.370   $ 9.380     $ 9.470    $ 9.480    $ 10.090   $ 9.950      $ 9.870      $ 9.620      $ 9.950      $ 9.940      $ 10.060

 349.Total returnC
1.85%     5.45%       6.05%      (.22)%     9.13%      9.44%        12.19%       5.59%        8.89%        7.56%        1.61%

 350.Net assets, end of period (000
$ 204     $ 416,700   $ 546,54   $ 787,92   $ 654,20   $ 170,55     $ 25,244     $ 13,062     $ 12,394     $ 13,433     $ 3,252
 omitted)             6          6          2          8

 351.Ratio of expenses to average
 .90%A,E   .88%        .89%       .97%       .95%       .90%E        .90%E        .90%E        .90%E        .90E         .90A,E
 net assets

 352.Ratio of net investment
6.27%A    6.29%       6.05%      5.91%      6.77%      7.59%        8.50%        8.86%        8.45%        8.39%        7.65A
 income to average net assets

 353.Portfolio turnover
124%      124%        179%       108%       58%        57%          127%         144%         157%         178%         119%A


 A ANNUALIZED
B SEPTEMBER 16, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F AMOUNTS HAVE BEEN ADJUSTED TO CONFORM WITH PRESENT PERIOD ACCOUNTING
POLICIES.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996.
I THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
HIGH INCOME MUNICIPAL



 354.Selected Per-Share Data and
Class A    Class T
 Ratios

 355.Years ended October 31
1996C      1996        1995       1994E      1993       1992       1991         1990         1989         1988         1987B

 356.Net asset value, beginning of
$ 11.630   $ 11.880    $ 11.220   $ 12.720   $ 11.650   $ 11.410   $ 10.870     $ 10.820     $ 10.460     $ 9.850      $ 10.000
 period

 357.Income from Investment
 Operations

 358. Net interest income
$ .105G     .677G       .700       .689       .710       .774       .803         .811         .800         .750         .092

 359. Net realized and unrealized
 .109H       (.136)      .660       (1.430)    1.100      .250       .660         .150         .410         .610         (.150)
  gain (loss)

 360. Total from investment
 .214       .541        1.360      (.741)      1.810      1.024      1.463        .961         1.210        1.360        (.058)
 operations

 361.Less Distributions

 362. From net interest income
(.104)     (.661)      (.700)     (.689)     (.710)     (.774)       (.803)       (.811)       (.800)       (.750)       (.092)

 363. From net realized gain
--         --          --         (.060)     (.030)     (.010)       (.120)       (.100)       (.050)       --           --

 364. In excess of net realized gain
--         --          --         (.010)     --         --           --           --           --           --           --

 365. Total distributions
(.104)     (.661)      (.700)     (.759)     (.740)     (.784)       (.923)       (.911)       (.850)       (.750)       (.092)

 366.Net asset value, end of period
$ 11.740   $ 11.760    $ 11.880   $ 11.220   $ 12.720   $ 11.650    $ 11.410     $ 10.870     $ 10.820     $ 10.460     $ 9.850

 367.Total returnD
1.84%      4.68%       12.50%     (6.03)%    15.95%     9.21%        14.02%       9.28%        12.05%       14.22%       (.58)%

 368.Net assets, end of period
$ 202      $ 480,432   $ 565,13   $ 544,42   $ 497,57   $ 156,65   $ 67,135     $ 22,702     $ 6,669      $ 3,290      $ 1,275
 (000 omitted)         1          2          5          9

 369.Ratio of expenses to average
 .90%A,F    .89%        .91%       .89%       .92%       .90%F        .90%F        .90%F        .90%F        .89%F        .80%A,F
 net assets

 370.Ratio of net interest income to
5.73%A     5.74%       6.06%      5.78%      5.59%      6.59%        7.08%        7.37%        7.60%        7.33%        7.24%A
 average net assets

 371.Portfolio turnover
49%        49%         37%        38%        27%        13%          10%          11%          27%          19%          0%


 HIGH INCOME MUNICIPAL

 372.Selected Per-Share Data and Ratios                                   Class B

 373.Years ended October 31                                  1996         1995         1994C

 374.Net asset value, beginning of period                    $ 11.860     $ 11.210     $ 11.610

 375.Income from Investment Operations

 376. Net interest income                                     .596G         .612         .188

 377. Net realized and unrealized gain (loss)                 (.136)       .650         (.400)

 378. Total from investment operations                        .460         1.262        (.212)

 379.Less Distributions

 380. From net interest income                                (.580)       (.612)       (.188)

 381.Net asset value, end of period                          $ 11.740     $ 11.860     $ 11.210

 382.Total returnI                                             3.98%        11.57%       (1.86)%

 383.Net assets, end of period (000 omitted)                 $ 39,389     $ 32,395     $ 9,968

 384.Ratio of expenses to average net assets                  1.57%        1.86%F       2.09%A

 385.Ratio of net interest income to average net assets       5.06%        5.18%        4.58%A

 386.Portfolio turnover                                       49%          37%          38%


 A ANNUALIZED
B SEPTEMBER 16, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
C COMMENCEMENT OF SALE OF CLASS B SHARES JUNE 30, 1994; COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996.
D TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF INVESTMENTS OF THE FUND.
I TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
MUNICIPAL BOND
387.Selected Per-Share Data and Ratios                      Class T

 388.Year ended December 31                                  1996F

 389.Net asset value, beginning of period                    $ 7.990

 390.Income from Investment Operations

 391. Net interest income                                    $ .185

 392. Net realized and unrealized                            .200E
  gain (loss)

 393. Total from investment operations                        .385

 394.Less Distributions

 395. From net interest income                                (.185)

 396.Net asset value, end of period                          $ 8.190

 397.Total returnB,G                                            4.86%

 398.Net assets, end of period                              $ 3,878
 (000 omitted)

  Ratio of expenses to average                              $ 1.00%
 net assets                                                  A,D

 399.Ratio of net interest income to average net assets       4.40%A

 400.Portfolio turnover                                       35%

 MUNICIPAL BOND
401.Selected Per-Share Data and Ratios                      Class B

 402.Year ended December 31                                  1996F

 403.Net asset value, beginning of period                    $ 7.990

 404.Income from Investment Operations

 405. Net interest income                                     .160

 406. Net realized and unrealized gain (loss)                 .200E

 407. Total from interest operations                          .360

 408.Less Distributions

 409. From net interest income                                (.160)

 410.Net asset value, end of period                          $ 8.190

 411.Total returnB,C                                          4.54%

 412.Net assets, end of period (000 omitted)                 $ 259

 413.Ratio of expenses to average net assets                  1.65%A,D


 414.Ratio of net interest income to average net assets       3.91%A

 415.Portfolio turnover                                       35%

 A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
F JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T AND CLASS B SHARES) TO DECEMBER 31, 1996.
G TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
INTERMEDIATE MUNICIPAL INCOME



 416.Selected Per-Share
Data and Ratios                                       Class A      Class T

 417.Years ended November 30                          1996C        1996         1995         1994D        1993         1992C

 418.Net asset value, beginning of period             $ 10.160     $ 10.380     $ 9.400      $ 10.460     $ 11.080     $ 11.010

 419.Income from Investment Operations

 420. Net interest income                              $ .113        .461         .451         .455         .508         .131

 421. Net realized and unrealized gain (loss)           .250B        .030B        .980         (1.040)      .260         .070

 422. Total from investment operations                  .363         .491         1.431        (.585)       .768         .201

 423.Less Distributions

 424. From net interest income                          (.113)       (.461)       (.451)       (.455)       (.508)       (.131)

 425. From net realized gain                            --           --           --           --           (.880)       --

 426. In excess of net realized gain                    --           --           --           (.020)       --           --

 427. Total distributions                              (.113)       (.461)       (.451)       (.475)       (1.388)      (.131)

 428.Net asset value, end of period                    $ 10.410     $ 10.410     $ 10.380     $ 9.400      $ 10.460     $ 11.080

 429.Total returnE                                     3.59%        4.89%        15.49%       (5.78)%      7.72%        1.37%

 430.Net assets, end of period (000 omitted)           $ 103        $ 56,729     $ 62,852     $ 57,382     $ 39,800     $ 1,752

 431.Ratio of expenses to average net assets           .90%A,F      1.00%F       .94%F        .90%F        .90%F        1.04%A,F


 432.Ratio of net interest income to average net assets  4.60%A      4.42%        4.56%        4.49%        4.76%        5.65%A

 433.Portfolio turnover                                 35%          35%          53%          53%          46%          36%


 INTERMEDIATE MUNICIPAL INCOME

 434.Selected Per-Share Data and Ratios                                   Class B

 435.Years ended November 30                                 1996         1995         1994C

 436.Net asset value, beginning of period                    $ 10.380     $ 9.400      $ 9.890

 437.Income from Investment Operations

 438. Net interest income                                     .394         .373         .155

 439. Net realized and unrealized gain (loss)                 .030B        .980         (.490)

 440. Total from investment operations                        .424         1.353        (.335)

 441.Less Distributions

 442. From net interest income                                (.394)       (.373)       (.155)

 443.Net asset value, end of period                          $ 10.410     $ 10.380     $ 9.400

 444.Total returnG                                            4.21%        14.60%       (3.44)%

 445.Net assets, end of period (000 omitted)                 $ 7,445      $ 6,226      $ 1,682

 446.Ratio of expenses to average net assets                  1.66%F       1.68%F       1.65%A,F


 447.Ratio of net interest income to average net assets       3.76%        3.71%        3.74%A

 448.Portfolio turnover                                       35%          53%          53%


 A ANNUALIZED
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C COMMENCEMENT OF SALE OF CLASS T SHARES SEPTEMBER 10, 1992; COMMENCEMENT OF SALE OF CLASS B SHARES JUNE 30, 1994; COMMENCEMENT OF SALES OF CLASS A SHARES SEPTEMBER 3, 1996.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
SHORT-INTERMEDIATE MUNICIPAL INCOME



 449.Selected Per-Share Data and Ratios                                     Class A                   Class T

 450.Years ended November 30                                                1996         1996         1995         1994B

 451.Net asset value, beginning of period                                   $ 10.100     $ 10.240     $ 9.770      $ 10.000

 452.Income from Investment Operations

 453. Net interest income                                                    .100         .404         .430         .259

 454. Net realized and unrealized gain (loss)                                .110         --           .470         (.230)

 455. Total from investment operations                                       .210         .404         .900         .029

 456.Less Distributions

 457. From net interest income                                               (.100)       (.404)       (.430)       (.259)

 458. From net realized gain                                                 --           (.030)       --           --

 459. Total distributions                                                    (.100)       (.434)       (.430)       (.259)

 460.Net asset value, end of period                                         $ 10.210     $ 10.210     $ 10.240     $ 9.770

 461.Total returnD                                                           2.09%        4.06%        9.38%        .27%

 462.Net assets, end of period (000 omitted)                                $ 186        $ 29,887     $ 29,274     $ 16,563

 463.Ratio of expenses to average net assets                                 .90%A,E      .90%E        .82%E        .75%A,E

 464.Ratio of expenses to average net assets  after expense reductions       .90%A        .89%F        .82%         .75%A

 465.Ratio of net interest income to average net assets                      4.06%A       3.97%        4.25%        3.74%A

 466.Portfolio turnover                                                      62%          62%          80%          111%A


 A ANNUALIZED
B MARCH 16, 1994 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1994.
C COMMENCEMENT OF SALE OF CLASS A SHARES SEPTEMBER 3, 1996.
D TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
CALIFORNIA MUNICIPAL INCOME

 467.Selected Per-Share Data and Ratios                                     Class A     Class T

 468.Periods ended October 31                                               1996B        1996C

 469.Net asset value, beginning of period                                   $ 9.750     $ 10.000

 470.Income from Investment Operations

 471. Net interest income                                                    .066        .261

 472. Net realized and unrealized gain (loss)                                .180        (.080)G

 473. Total from investment operations                                       .246        .181

 474.Less Distributions

 475. From net interest income                                               (.066)      (.261)

 476.Net asset value, end of period                                         $ 9.930     $ 9.920

 477.Total returnD                                                            2.53%       1.99%

 478.Net assets, end of period (000 omitted)                                $ 102       $ 2,244

 479.Ratio of expenses to average net assets                                 .90%A,F   1.00%A,F


 480.Ratio of expenses to average net assets  after expense reductions       .90%A    .87%A,E

 481.Ratio of net interest income to average net assets                      3.98%A       3.92%A

 482.Portfolio turnover                                                      21%A         21%A


 CALIFORNIA MUNICIPAL INCOME

 483.Selected Per-Share Data and Ratios                                    Class B

 484.Period ended October 31                                               1996C

 485.Net asset value, beginning of period                                  $ 10.000

 486.Income from Investment Operations

 487. Net interest income                                                   .229

 488. Net realized and unrealized gain (loss)                               (.100)G

 489. Total from investment operations                                      .129

 490.Less Distributions

 491. From net interest income                                              (.229)

 492.Net asset value, end of period                                        $ 9.900

 493.Total returnD                                                           1.35%

 494.Net assets, end of period (000 omitted)                               $ 646

 495.Ratio of expenses to average net assets                                1.65%A,F


 496.Ratio of expenses to average net assets after expense reductions       1.62%A,E


 497.Ratio of net interest income to average net assets                     3.38%A

 498.Portfolio turnover                                                     21%A


 A ANNUALIZED
B SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
C FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
D TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NEW YORK MUNICIPAL INCOME

 499.Selected Per-Share Data and Ratios                                    Class A      Class T

 500.Years ended October 31                                                1996B        1996         1995C

 501.Net asset value, beginning of period                                  $ 10.290     $ 10.400     $ 10.000

 502.Income from Investment Operations

 503. Net interest income                                                   .072         .444         .084

 504. Net realized and unrealized gain (loss)                               .200         .080         .400

 505. Total from investment operations                                      .272         .524         .484

 506.Less Distributions

 507. From net interest income                                              (.072)       (.444)       (.084)

 508.Net asset value, end of period                                        $ 10.490     $ 10.480     $ 10.400

 509.Total returnD                                                           2.65%        5.15%        4.85%

 510.Net assets, end of period (000 omitted)                               $ 102        $ 4,125      $ 2,033

 511.Ratio of expenses to average net assets                                .90%A,E      1.00%E       1.00%A,E


 512.Ratio of expenses to average net assets after expense reductions       .90%A         .97%F         1.00%A

 513.Ratio of net interest income to average net assets                     4.43%A        4.30%        4.16%A

 514.Portfolio turnover                                                     17%A          17%          0%


 NEW YORK MUNICIPAL INCOME

 515.Selected Per-Share Data and Ratios                                    Class B

 516.Years ended October 31                                                1996         1995C

 517.Net asset value, beginning of period                                  $ 10.390     $ 10.000

 518.Income from Investment Operations

 519. Net interest income                                                   .375         .074

 520. Net realized and unrealized gain (loss)                               .080         .390

 521. Total from investment operations                                      .455         .464

 522.Less Distributions

 523. From net interest income                                              (.375)       (.074)

 524.Net asset value, end of period                                        $ 10.470     $ 10.390

 525.Total returnD                                                           4.46%        4.65%

 526.Net assets, end of period (000 omitted)                               $ 2,445      $ 1,161

 527.Ratio of expenses to average net assets                                1.66%E        1.75%A,E


 528.Ratio of expenses to average net assets after expense reductions       1.62%F        1.75%A

 529.Ratio of net interest income to average net assets                     3.62%        3.52%A

 530.Portfolio turnover                                                     17%          0%


 A ANNUALIZED
B SEPTEMBER 3, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
C AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
D TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF SALES CHARGES AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. For Growth Opportunities, Balanced, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal Income, and New York Municipal Income the fiscal year runs from November 1 to October
31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income the fiscal year runs from December 1 to November 30. For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December 31. For Mortgage Securities the fiscal year runs from August 1 to July 31. The tables below show each class's performance over past fiscal years. Performance history will be available for TechnoQuant Growth and Growth & Income after the funds have been in operation for six months. For additional charts presenting each class's calendar year performance, see Appendix B, beginning on page .

EQUITY FUNDS - CLASS A


                                       Average Annual Total Return F Cumulative Total Return F

                                             Past 1  Past 5 10 Years Past 1  Past 5  10 Years/
                                             year    years  /Life of
                                                            fund+    year    years   Life of fund+

MID CAP - CLASS A [C]                        n/a     n/a     n/a     n/a     n/a     17.00
                                                                                     %

MID CAP - CLASS A (LOAD ADJ.) [A][C]         n/a     n/a     n/a     n/a     n/a     10.86
                                                                                     %

EQUITY GROWTH - CLASS A[C]                   18.97   18.76   19.62   18.97   136.2   499.9
                                             %       %       %       %       3%      4%

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A][C]   12.72   17.48   18.98   12.72   123.8   468.4
                                             %       %       %       %       3%      4%

GROWTH OPPORTUNITIES - CLASS A[B]            17.54   17.66   20.64   17.54   125.4   437.3
                                             %       %       %       %       7%      6%

GROWTH OPPORTUNITIES - CLASS A               11.37   16.40   19.91   11.37   113.6   409.1
(LOAD ADJ.)[A][B]                            %       %       %       %       4%      5%

STRATEGIC OPPORTUNITIES - CLASS A [D]        1.53%   12.10   11.87   1.53%   77.02   207.0
                                                     %       %               %       9%

STRATEGIC OPPORTUNITIES - CLASS A            -3.80   10.90   11.27   -3.80   67.73   190.9
(LOAD ADJ.) [A][D]                           %       %       %       %       %       7%

LARGE CAP - CLASS A [C]                      n/a     n/a     n/a     n/a     n/a     18.30
                                                                                     %

LARGE CAP - CLASS A (LOAD ADJ.) [A][C]       n/a     n/a     n/a     n/a     n/a     12.09
                                                                                     %

EQUITY INCOME - CLASS A [C]                  18.80   18.99   13.20   18.80   138.5   245.5
                                             %       %       %       %       1%      4%

EQUITY INCOME - CLASS A (LOAD ADJ.) [A][C]   12.56   17.71   12.59   12.56   125.9   227.4
                                             %       %       %       %       8%      0%

BALANCED - CLASS A[B]                        9.24%   8.63%   11.31   9.24%   51.28   186.6
                                                             %               %       0%

BALANCED - CLASS A (LOAD ADJ.)[A][B]         3.50%   7.47%   10.70   3.50%   43.34   171.5
                                                             %               %       6%



TAXABLE BOND FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                         Past 1    Past 5  10 Years Past 1  Past 5  10 Years/
                                         year      years   /Life of
                                                           fund+    year    years   Life of fund+

HIGH YIELD - CLASS A[B]                  12.69     14.35     13.73  12.69   95.53   254.1
                                         %         %         %      %       %       6%

HIGH YIELD - CLASS A (LOAD ADJ.)[A][B]   7.90%     13.36     13.23  7.90%   87.22   239.1
                                                   %         %              %       0%

STRATEGIC INCOME - CLASS A [D]           12.81      n/a     15.93   12.81   n/a     37.89
                                         %                  %       %               %

STRATEGIC INCOME - CLASS A (LOAD
ADJ.)[A][D]                              8.01%      n/a     13.64   8.01%   n/a     32.03
                                                            %                       %

MORTGAGE SECURITIES - CLASS A[E]         6.72%      7.80%   8.30%   6.72%   45.56   122.0
                                                                               %       2%

MORTGAGE SECURITIES - CLASS A            2.18%      6.86%   7.83%   2.18%   39.37   112.5
(LOAD ADJ.) [A][E]                                                             %       8%

GOVERNMENT INVESTMENT - CLASS A [B]      4.34%      6.76%   7.05%   4.34%   38.66   95.24
                                                                               %       %

GOVERNMENT INVESTMENT - CLASS A          -0.09      5.83%   6.57%   -0.09   32.77   86.94
(LOAD ADJ.) [A][B]                       %                          %       %       %

INTERMEDIATE BOND - CLASS A [C]          4.86%      6.94%   7.67%   4.86%   39.85   109.3
                                                                          %       5%

INTERMEDIATE BOND - CLASS A              1.45%      6.23%   7.31%   1.45%   35.30   102.5
(LOAD ADJ.) [A][C]                                                             %       5%

SHORT FIXED-INCOME - CLASS A [B]         5.29%      5.88%   7.13%   5.29%   33.06   87.59
                                                                               %       %

SHORT FIXED-INCOME - CLASS A             3.71%      5.56%   6.95%   3.71%   31.06   84.78
(LOAD ADJ.)[A][B]                                                              %       %





MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F




                                        Past 1         Past 5         10 years/       Past 1         Past 5         10 years/
                                        year           years          Life of fund+   year           years          Life of fund+

HIGH INCOME MUNICIPAL - CLASS A [B]     4.43%          6.93%          9.10%           4.43%          39.80          121.6
                                                                                                    %              4%

HIGH INCOME MUNICIPAL - CLASS A         -0.01          6.01%          8.59%           -0.01          33.86          112.2
(LOAD ADJ.)[A][B]                       %                                             %              %              2%

MUNICIPAL BOND - CLASS A [D]            3.88%          6.72%          7.21%           3.88%          38.46          100.6
                                                                                                    %              6%

MUNICIPAL BOND - CLASS A
(LOAD ADJ.)[A] [D]                      -0.53          5.80%          6.75%           -0.53          32.58          92.13
                                        %                                             %              %              %

INTERMEDIATE MUNICIPAL INCOME -
CLASS A [C]                             4.8   7    %   6.02%          6.1   3    %    4.8   7    %   33.9   3       81.3   7
                                                                                                           %              %

INTERMEDIATE MUNICIPAL INCOME - CLASS A    1.46    %   5.   32    %   5.   78    %       1.46    %      29.57       7   5.48
(LOAD ADJ.)[A][C]                                                                                          %              %

SHORT-INTERMEDIATE MUNICIPAL INCOME
- CLASS A [C]                           4.04%          n/a            4.98%           4.04%          n/a            14.11
                                                                                                                   %

SHORT-INTERMEDIATE MUNICIPAL INCOME
- CLASS A                               2.48%          n/a            4.40%           2.48%          n/a            12.40
(LOAD ADJ.)[A][C]                                                                                             %






STATE MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                            Past 1    Past 5    10 years/       Past 1       Past 5    10 years/
                                            year      years     Life of fund+   year         years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS A [B]   n/a       n/a       n/a                n/a       n/a       1.97%

CALIFORNIA MUNICIPAL INCOME - CLASS A       n/a       n/a       n/a                n/a       n/a       -2.36
(LOAD ADJ.)[A][B]                                                                                      %

NEW YORK MUNICIPAL INCOME - CLASS A [B]     5.23%     n/a       8.54%           5.23%        n/a       10.33
                                                                                                       %

NEW YORK MUNICIPAL INCOME - CLASS A         0.76%     n/a       4.68%           0.76%        n/a       5.65%
(LOAD ADJ.)[A][B]



EQUITY FUNDS - CLASS T



                                         Average Annual Total Return F   Cumulative Total Return F

                                            Past 1   Past 5  10 years/ Past 1 Past 5    10 years/
                                            year     years   Life of
                                                             fund+     year   years     Life of fund+

MID CAP - CLASS T[C]                         n/a     n/a     n/a     n/a     n/a         17.00
                                                                                         %

MID CAP - CLASS T (LOAD ADJ.) [A][C]         n/a     n/a     n/a     n/a     n/a         12.9   1
                                                                                                %

EQUITY GROWTH - CLASS T [C]                  19.00   18.76   19.62   19.00   136.2       500.0
                                             %       %       %       %          8    %   7%

EQUITY GROWTH - CLASS T (LOAD ADJ.) [A][C]   14.83   17.92   19.20   14.83   128.0       479.0
                                             %       %       %       %       1%          7%

GROWTH OPPORTUNITIES - CLASS T [B]           17.61   17.67   20.65   17.61   125.6       437.6
                                             %       %       %       %       0%          7%

GROWTH OPPORTUNITIES - CLASS T               13.49   16.84   20.17   13.49   117.7       418.8
(LOAD ADJ.)[A][B]                            %       %       %       %       1%          5%

STRATEGIC OPPORTUNITIES - CLASS T [D]        1.53%   12.10   11.87   1.53%   77.01       207.0
                                                     %       %               %           6%

STRATEGIC OPPORTUNITIES - CLASS T            -2.03   11.30   11.47   -2.03   70.81       196.3
(LOAD ADJ.) [A][D]                           %       %       %       %       %           2%

LARGE CAP - CLASS T [C]                      n/a     n/a     n/a     n/a     n/a         18.20
                                                                                         %

LARGE CAP - CLASS T (LOAD ADJ.) [A][C]       n/a     n/a     n/a     n/a     n/a         14.06
                                                                                         %

EQUITY INCOME - CLASS T [C]                  18.89   19.01   13.21   18.89   138.6       245.8
                                             %       %       %       %       9%          0%

EQUITY INCOME - CLASS T (LOAD ADJ.) [A][C]   14.73   18.16   12.81   14.73   130.3       233.7
                                             %       %       %       %       3%          0%

BALANCED - CLASS T [B]                       9.30%   8.64%   11.32   9.30%   51.37       186.7
                                                             %               %           7%

BALANCED - CLASS T (LOAD ADJ.)[A][B]         5.48%   7.87%   10.91   5.48%   46.07       176.7
                                                             %               %           3%



TAXABLE BOND FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                          Past 1    Past 5    10 Years/       Past 1    Past 5    10 Years/
                                          year      years     Life of fund+   year      years     Life of fund+

HIGH YIELD - CLASS T [B]                  12.92     14.40     13.75           12.92     95.92     254.8
                                          %         %         %               %         %         6%

HIGH YIELD - CLASS T (LOAD ADJ.)[A]][B]   8.97%     13.59     13.34           8.97%     89.07     242.4
                                                    %         %                         %         4%

STRATEGIC INCOME - CLASS T [D]            12.89      n/a      15.97           12.89     n/a       37.99
                                          %                   %               %                   %

STRATEGIC INCOME - CLASS T (LOAD
ADJ.)[A][D]                               8.93%      n/a      14.09           8.93%     n/a       33.16
                                                              %                                   %

MORTGAGE SECURITIES - CLASS T [E]         6.72%     7.80%     8.30%           6.72%     45.56     122.0
                                                                                        %         2%

MORTGAGE SECURITIES - CLASS T             2.98%     7.03%     7.92%           2.98%    40.46      114.2
(LOAD ADJ.) [A][E]                                                                     %          5%

GOVERNMENT INVESTMENT - CLASS T [B]       4.38%      6.76%   7.05%             4.38%   38.71   95.30
                                                                                        %       %

GOVERNMENT INVESTMENT - CLASS T           0.72%      6.01%   6.66%             0.72%   33.86   88.47
(LOAD ADJ.) [A][B]                                                                      %       %

INTERMEDIATE BOND - CLASS T [C]           5.10%      6.99%   7.69%             5.10%   40.17   109.8
                                                                                        %       3%

INTERMEDIATE BOND - CLASS T               2.21%      6.39%   7.39%             2.21%   36.31   104.0
(LOAD ADJ.) [A] [C]                                                                     %       6%

SHORT FIXED-INCOME - CLASS T [B]          5.45%      5.91%   7.15%             5.45%   33.27   87.89
                                                                                        %       %

SHORT FIXED-INCOME - CLASS T              3.87%      5.59%   6.97%             3.87%   31.27   85.07
(LOAD ADJ.)[A][B]                                                                       %       %


MUNICIPAL FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                                    Past 1    Past 5    10 years/       Past 1    Past 5    10 years/
                                                    year      years     Life of fund+   year      years     Life of fund+

HIGH INCOME MUNICIPAL - CLASS T [B]                 4.68%     6.98%     9.13%           4.68%     40.13     122.1
                                                                                                  %         7%

HIGH INCOME MUNICIPAL - CLASS T                     1.02%     6.22%     8.71%           1.02%     35.23     114.3
(LOAD ADJ.)[A][B]                                                                                 %         9%

MUNICIPAL BOND - CLASS T [D]                        3.88%     6.72%     7.21%           3.88%     38.46     100.6
                                                                                                  %         6%

MUNICIPAL BOND - CLASS T                            0.25%     5.97%     6.83%           0.25%     33.62     93.64
(LOAD ADJ.)[A][D]                                                                                 %         %

INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]         4.89%     6.02%     6.14%           4.89%     33.94     81.39
                                                                                                  %         %

INTERMEDIATE MUNICIPAL INCOME - CLASS T             2.00%     5.43%     5.84%           2.00%     30.26     76.41
(LOAD ADJ.)[A][C]                                                                                 %         %

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T [C]   4.06%     n/a       4.99%           4.06%     n/a       14.13
                                                                                                            %

SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T       2.50%     n/a       4.40%           2.50%     n/a       12.42
(LOAD ADJ.)[A][C]                                                                                           %


STATE MUNICIPAL FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                           Past 1    Past 5    10 years/       Past 1    Past 5    10 years/
                                           year      years     Life of fund+   year      years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS T[B]   n/a       n/a       n/a             n/a       n/a       1.99%

CALIFORNIA MUNICIPAL INCOME - CLASS T      n/a       n/a       n/a             n/a       n/a       -1.58
(LOAD ADJ.)[A][B]                                                                                  %

NEW YORK MUNICIPAL INCOME - CLASS T [B]    5.15%     n/a       8.47%           5.15%     n/a       10.25
                                                                                                   %

NEW YORK MUNICIPAL INCOME - CLASS T        1.47%     n/a       5.30%           1.47%     n/a       6.39%
(LOAD ADJ.)[A][B]


EQUITY FUNDS - CLASS B

      Average Annual Total Return F   Cumulative Total Return F


                                                   Past 1    Past 5    10 years/       Past 1    Past 5    10 years/
                                                   year      years     Life of fund+   year      years     Life of fund+

MID CAP - CLASS B [C]                              n/a       n/a       n/a             n/a       n/a       16.10
                                                                                                           %

MID CAP - CLASS B (LOAD ADJ.)[A][C]                n/a       n/a       n/a             n/a       n/a       11.10
                                                                                                           %

EQUITY GROWTH - CLASS B [C]                        19.00     18.76     19.62           19.00     136.2     500.0
                                                   %         %         %               %         8%        7%

EQUITY GROWTH - CLASS B (LOAD ADJ.) [A][C]         14.00     18.56     19.62           14.00     134.2     500.0
                                                   %         %         %               %         8%        7%

GROWTH OPPORTUNITIES - CLASS B [B]                 17.61     17.67     20.65           17.61     125.6     437.6
                                                   %         %         %               %         0%        7%

GROWTH OPPORTUNITIES - CLASS B (LOAD ADJ.)[A][B]   12.61     17.46     20.65           12.61     123.6     437.6
                                                   %         %         %               %         0%        7%

STRATEGIC OPPORTUNITIES - CLASS B [D]              1.00%     11.84     11.74           1.00%     74.97     203.5
                                                             %         %                         %         3%

STRATEGIC OPPORTUNITIES - CLASS B                  -3.55     11.58        11.74        -3.55     72.97        203.5
(LOAD ADJ.) [A][D]                                 %         %            %            %         %            3%

LARGE CAP - CLASS B [C]                            n/a       n/a       n/a             n/a       n/a       17.70
                                                                                                           %

LARGE CAP - CLASS B (LOAD ADJ.)[A][C]              n/a       n/a       n/a             n/a       n/a       12.70
                                                                                                           %

EQUITY INCOME - CLASS B [C]                        18.22     18.76     13.09           18.22     136.2     242.2
                                                   %         %         %               %         3%        5%

EQUITY INCOME - CLASS B (LOAD ADJ.)[A][C]          13.22     18.56        13.09        13.22     134.2        242.2
                                                   %         %            %            %         3%           5%

BALANCED - CLASS B [B]                             9.30%     8.64%     11.32           9.30%     51.37     186.7
                                                                       %                         %         7%

BALANCED - CLASS B (LOAD ADJ.)[A][B]               4.30%     8.36%     11.32           4.30%     49.37     186.7
                                                                       %                         %         7%



TAXABLE BOND FUNDS - CLASS B

      Average Annual Total ReturnF   Cumulative Total ReturnF


                                                Past 1         Past 5    10 years/       Past 1         Past 5    10 years/
                                                year           years     Life of fund+   year           years     Life of fund+

HIGH YIELD - CLASS B [B]                        12.10          13.93     13.51           12.10          91.94     247.6
                                                %              %         %               %              %         5%

HIGH YIELD - CLASS B (LOAD ADJ.)[A][B]          7.10%          13.69        13.51        7.10%          89.94        247.6
                                                               %            %                           %            5%

STRATEGIC INCOME - CLASS B [D]                  12.14          n/a       15.20           12.14          n/a       36.00
                                                %                        %               %                        %

STRATEGIC INCOME - CLASS B (LOAD ADJ.)[A][D]    7.14%          n/a       14.02           7.14%          n/a       33.00
                                                                         %                                        %

MORTGAGE SECURITIES - CLASS B [E]               6.72%          7.80%     8.30%           6.72%          45.56     122.0
                                                                                                        %         2%

MORTGAGE SECURITIES - CLASS B                   1.7   2    %   7.50%     8.30%           1.7   2    %   43.56     122.0
(LOAD ADJ.) [A][E]                                                                                      %         2%

GOVERNMENT INVESTMENT - CLASS B [B]             3.69%          6.40%     6.86%           3.69%          36.34     91.96
                                                                                                        %         %

GOVERNMENT INVESTMENT - CLASS B                 -1.22          6.08%        6.86%        -1.22          34.36        91.96
(LOAD ADJ.)[A][B]                               %                                        %              %            %

INTERMEDIATE BOND - CLASS B [C]                 4.32%          6.56%     7.48%           4.32%          37.42     105.7
                                                                                                        %         3%

INTERMEDIATE BOND - CLASS B (LOAD ADJ.)[A][C]   1.36%          6.56%        7.48%        1.36%          37.42        105.7
                                                                                                        %            3%


MUNICIPAL FUNDS - CLASS B

      Average Annual Total ReturnF   Cumulative Total ReturnF




                                        Past 1         Past 5         10 years/       Past 1         Past 5         10 years/
                                        year           years          Life of fund+   year           years          Life of fund+

HIGH INCOME MUNICIPAL - CLASS B [B]     3.98%          6.55%          8.89%           3.98%          37.36          117.7
                                                                                                     %              7%

HIGH INCOME MUNICIPAL - CLASS B            -0.97       6.   24    %      8.89%           -0.97       3   5.36          117.7
(LOAD ADJ.)[A][B]                              %                                             %              %          7%

MUNICIPAL BOND - CLASS B [D]            3.56%          6.66%          7.18%           3.56%          38.04          100.0
                                                                                                     %              5%

MUNICIPAL BOND - CLASS B (LOAD
ADJ.)[A][D]                             -1.39          6.36%             7.18%        -1.39          36.11             100.0
                                        %                                             %              %                 5%

INTERMEDIATE MUNICIPAL INCOME - CLASS
B [C]                                   4.21%          5.64%          5.94%           4.21%          31.54          78.14
                                                                                                    %                 %

INTERMEDIATE MUNICIPAL INCOME - CLASS B 1.21%          5.64%             5.94%        1.21%          31.54             78.14
(LOAD ADJ.)[A][C]                                                                                  %                 %


STATE MUNICIPAL FUNDS - CLASS B   6.08

      Average Annual Total ReturnF   Cumulative Total ReturnF


                                            Past 1    Past 5    10 years/       Past 1    Past 5    10 years/
                                            year      years     Life of fund+   year      years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS B [B]   n/a       n/a       n/a             n/a       n/a       1.35%

CALIFORNIA MUNICIPAL INCOME - CLASS B       n/a       n/a       n/a             n/a       n/a       -3.60
(LOAD ADJ.)[A][B]                                                                                   %

NEW YORK MUNICIPAL INCOME - CLASS B [B]     4.46%     n/a       7.71%           4.46%     n/a       9.32%

NEW YORK MUNICIPAL INCOME - CLASS B         -0.54     n/a       4.41%           -0.54     n/a       5.32%
(LOAD ADJ.)[A][B]                           %                                   %


+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; JANUARY 6, 1987 FOR BALANCED; JANUARY 5, 1987 FOR HIGH YIELD; OCTOBER 31, 1994 FOR STRATEGIC INCOME; JANUARY 7, 1987 FOR GOVERNMENT INVESTMENT; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; AND FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME) THROUGH THE ANNUAL PERIODS ENDED 1996.
[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.25% FOR THE EQUITY FUNDS; 4.25% FOR THE BOND FUNDS; 3.25% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.
 CLASS B'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED
PURSUANT TO THE CDSC SCHEDULES FOUND ON PAGE        .
[B] PERIOD ENDED OCTOBER 31, 1996.
[C] PERIOD ENDED NOVEMBER 30, 1996.
[D] PERIOD ENDED DECEMBER 31, 1996.
[E] PERIOD ENDED JULY 31, 1996.
[F] INITIAL OFFERING OF CLASS A SHARES FOR EACH FUND (EXCEPT MORTGAGE SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T, AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND,AND INTERMEDIATE MUNICIPAL INCOME RETURNS BETWEEN SEPTEMBER 10, 1992 AND SEPTEMBER 3, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). RETURNS BETWEEN COMMENCEMENT OF OPERATIONS AND SEPTEMBER 10, 1992 REFLECT THE RETURNS OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF 12B-1 FEES WERE REFLECTED PRIOR TO SEPTEMBER 10, 1992.
 CLASS A, CLASS T, AND CLASS B SHARES OF MORTGAGE SECURITIES ARE EXPECTED
TO COMMENCE OPERATIONS ON    OR ABOUT FEBRUARY 28    , 199   7    . RETURNS
PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T AND CLASS A RETURNS WOULD HAVE BEEN LOWER IF THEIR RESPECTIVE 12B-1 FEES WERE REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN RETURNS PRIOR TO THAT DATE.
 CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON    OR
ABOUT     FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND    DECEMBER
31    , 199   6     ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1
FEE. RETURNS PRIOR    TO     THAT DATE ARE THOSE OF INITIAL CLASS, THE
ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
 INITIAL OFFERING OF CLASS T AND CLASS B SHARES FOR MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS T RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS T SHARES FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992, AND BEAR A 12B-1 FEE (AT THEN CURRENTLY APPLICABLE RATES FOR EQUITY GROWTH AND EQUITY INCOME OF 0.65%, AND FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME OF 0.25%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH    TOOK     PLACE ON
   DECEMBER 31,     199   6    . CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING
A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES.
RETURNS BETWEEN SEPTEMBER 10, 1992 AND    NOVEMBER 30, 1996     ARE THOSE
OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE    (0.65% PRIOR TO
JANUARY 1, 1996)    . RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF
INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED    TOOK     PLACE ON
   DECEMBER 31, 1996.     CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A
SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR RETURN DATES.
RETURNS BETWEEN JANUARY 6, 1987 AND    OCTOBER 31, 1996     ARE THOSE OF
CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE    (0.65% PRIOR TO
JANUARY 1, 1996).     CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1
FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 CLASS B OF GROWTH OPPORTUNITIES IS EXPECTED TO COMMENCE OPERATIONS ON
   OR ABOUT     FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF
CLASS T, THE ORIGINAL CLASS OF THE FUND AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE ( 0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00% FOR BOND FUNDS) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND SEPTEMBER 10, 1992, ARE THOSE OF CLASS T AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN CURRENTLY APPLICABLE 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THESE FUNDS, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR    TO THAT
DATE ARE THOSE OF CLASS T.     CLASS T RETURNS INCLUDE A THEN APPLICABLE
12B-1 FEE OF 0.65%   .     CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS
12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE THEN APPLICABLE CLASS T 12B-1 FEES OF 0.25%. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales charges.
STANDARD & POOR'S 500 INDEX (S&P 500) is a widely recognized, unmanaged index of common stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike each Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each equity fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report ,please contact your investment professional.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 24, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Income is a non-diversified fund and Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 23, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Growth & Income, and Strategic Income, you are entitled to one vote for each share you own. For shareholders of Growth Opportunities, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for each fund except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.),
in London, England, serves as a sub-adviser for Te   c    hnoQuant Growth,
Mid Cap   ,     Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short-Fixed Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for Te   c    hnoQuant
Growth, Mid Cap   ,     Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short-Fixed Income.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for Strategic Income.
As of    December 31,     19   96    , FMR advised funds having
approximately    29     million shareholder accounts with a total value of
more than $   432     billion.
   John Carlson is Vice President and manager of Advisor Strategic Income, which he has managed since June 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.

Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.
Andrew Dudley is manager of Advisor Short-Fixed Income, which he has managed since February 1997. Mr. Dudley joined Fidelity as a manager in 1996. Previously, he was a portfolio manager with Putnam Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield, which she has managed since inception and manager of Advisor Strategic Income Fund's high yield investments, which she has managed January 1996. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
George Fischer is manager of Advisor Municipal Bond, which he has managed since October 1995. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager. Kevin Grant is Vice President and manager of Advisor Mortgage Securities Fund, Advisor Intermediate Bond, and Advisor Balanced Fund's fixed-income investments which he has managed since July, 1993, October 1995, and March 1996, respectively. He manages other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income Fund's domestic investment-grade and U.S. government investments, all of which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income Fund's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med. from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Tanya Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages other Fidelity funds. Since joining Fidelity in 1989, Ms. Roy has worked as an analyst and manager. Jonathan Short is manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971. Thomas Silvia is co-manager of Mortgage Securities, which he has managed since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity
Investments Institutional Operations Company   , Inc.     (FIIOC) performs
certain transfer agent servicing functions for each class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of January 31, 1997, approximately 43.00% of California Municipal Income's total outstanding shares were held by FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA   ,
FIJ, and FIIAL U.K The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri 64106.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for
longer-term securities. Lower   -    quality securities offer higher
yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered. FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of
   December 31, 1996    , the S&P MidCap 400 included companies with
capitalizations of between $   192     million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's. Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long   -    term growth of capital by investing
primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. Under normal conditions, FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon
securities   ,     such as bonds, debentures and notes, convertible
securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets
in equity securities, including common stocks, warrants   ,     and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of
   July     3   1    , 1996, the fund's dollar-weighted average maturity
was approximately    6.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    8.5     years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also
seek capital appreciation.    Although the fund can invest in securities of
any maturity, t    he fund normally maintains a dollar-weighted average
maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final
maturity.    As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter
than its stated final maturity.    As of October 31, 1996, the fund's
dollar-weighted average maturity was approximately 2.2 years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing in municipal securities of any quality under normal conditions. Since the fund can emphasize lower-quality securities, FMR's research and analysis is an integral part of choosing the fund's investments. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from
federal income tax. In addition, FMR may invest all of    the fund's
assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 12 and 20 years. As of October 31, 1996, the fund's dollar-weighted average
maturity was approximately    16.4     years.
MUNICIPAL BOND FUND seeks a high level of current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was
approximately    12.4     years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions.
FMR normally invests    so that     at least 80% of the fund's assets
   are invested in municipal securities whose interest is free from federal
income tax    .    In addition,     FMR may invest all of the fund's assets
in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's
dollar-weighted average maturity was approximately    8.6     years.
SHORT   -    INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal
conditions. FMR normally invests    so that     at least 80% of the fund's
assets    are invested in municipal securities whose interest is free from
federal income tax    .    In addition,     FMR may invest all of the
fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's
dollar-weighted average maturity was approximately    3.4     years.
CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions.
FMR normally invests    so that     at least 80% of the fund's assets
are invested     in securities whose interest is free from federal and
California income taxes.    In addition,     FMR may invest all of the
fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    14.4     years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990- 1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections.
California's long-term credit rating    stabilized after having     been
reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions.
FMR normally invests    so that     at least 80% of the fund's assets
are invested     in securities whose interest is free from federal and New
York State and City personal income taxes.    In addition,     FMR may
invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    13.3     years.
The performance of New York Municipal Income Fund is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant
Growth and Growth & Income, this limitation does not apply to    securities
of other investment companies.
With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Other debt securities, such as zero coupon bonds, do not pay interest, but are sold at a discount from their face values.
Debt securities, loans, and other direct debt have varying levels of sensitivity to changes in interest rates and varying degrees of quality. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and tax-exempt lower-quality debt securities (sometimes called "municipal junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The table    below     provides a summary of ratings assigned to debt
holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL YEAR ENDED 1996 DEBT HOLDINGS
   Mid Equity Growth Strategic Large Growth & Equity  High Strategic High
Income

S&P RATING   Cap Growth Opportunities Opportunities Cap Income Income
Balanced Yield Income Municipal
INVESTMENT GRADE

Highest quality AAA

High quality AA -- -- 15.44% 6.43% -- -- 2.80% 31.90% -- 40.55% 27.16%

Upper-medium grade A

Medium grade BBB -- -- -- -- -- -- -- 3.26% 0.30% 0.57% 22.24%
LOWER QUALITY

Moderately speculative BB -- -- -- -- -- -- 0.45% 0.56% 11.90% 8.33%
9.89%

Speculative B 0.06% -- -- -- -- -- 0.06% 1.96% 47.80% 27.31% 0.53%

Highly speculative CCC -- -- -- -- -- -- -- 0.25% 5.40% 2.20% --

Poor quality CC

Lowest quality, no interest C -- -- -- -- -- -- -- -- -- --
--

In default, in arrears D -- -- -- -- -- -- -- -- 0.10% --
0.38%


   Mid Equity Growth Strategic Large Growth & Equity  High Strategic High
Income

MOODY'S RATING   Cap Growth Opportunities Opportunities Cap Income Income
Balanced Yield Income
Municipal
INVESTMENT GRADE

Highest quality Aaa

High quality Aa -- -- 15.44% 6.43% -- -- 2.80% 33.87% -- 39.06% 26.58%

Upper-medium grade A

Medium grade Baa -- -- -- -- -- -- 0.02% 2.29% 0.10% 0.18% 22.72%
LOWER QUALITY

Moderately speculative Ba -- -- -- -- -- -- 0.25% 0.94% 8.60% 7.21%
9.19%

Speculative B -- -- -- 0.21% -- -- 0.26% 2.29% 48.90% 21.31% 0.18%

Highly speculative Caa -- -- -- -- -- -- -- 0.12% 9.70% 3.23% 0.60%

Poor quality Ca -- -- -- -- -- -- -- -- 0.03% 0.02% --

Lowest quality, no interest C -- -- -- -- -- -- -- -- -- --
--

In default, in arrears --- -- -- -- -- -- -- -- -- -- --
--


EACH FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY.
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO 0.76% FOR BALANCED, 1.02% FOR STRATEGIC OPPORTUNITIES, 7.68%
FOR HIGH YIELD, 8.98% FOR STRATEGIC INCOME, AND 27.02% FOR

HIGH INCOME MUNICIPAL. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL
RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. FMR HAS

DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER QUALITY ACCOUNT FOR 0.76% FOR BALANCED, 1.02% FOR STRATEGIC
OPPORTUNITIES, 7.68% FOR HIGH YIELD, 8.97% FOR STRATEGIC INCOME,

AND 24.84% FOR HIGH INCOME MUNICIPAL. FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY
RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS A RATING

BASED ON THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard and Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
   Each of     Mid Cap, Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa- quality debt securities to 5% of its assets.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities, as judged by FMR, to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality. Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is
rated investment-grade or medium quality   ,     respectively   ,     by
Moody's, S&P, Duff &        Phelps, or Fitch, or is unrated but judged by
FMR to be of equivalent quality.
High Income Municipal does not currently intend to invest more than 10% of
its    total     assets in bonds that are in default.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or their respective counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of the following: purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk. MORTGAGE SECURITIES are interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.
   Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest
rates, currency exchange rates,    commodity prices,     or other factors
that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
 DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a
   municipal     money market fund) while maintaining a stable $1.00 share
price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income
Municipal, Municipal Bond   ,     Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income Fund, and New York Municipal Income Fund do not currently intend to invest in repurchase agreements. Equity Growth and Strategic Opportunities will not invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 100% of its total assets each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer.
This limitation does not apply to U.S. Government    s    ecurities.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or,
for TechnoQuant Growth and Growth & Income   , securities of other
investment companies.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. This limitation does not apply to
U.S. Government securities    or to securities of other invetment
companies    .
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. Under normal conditions, the fund will invest at least 65% of its assets in common and preferred stock.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax. SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax. CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This
limitation does not apply to U.S. Government    s    ecurities or, for
TechnoQuant Growth and Growth & Income   , securities of other investment
companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single
issuer. This limitation does not apply to U.S. Government    s    ecurities
or, for TechnoQuant Growth and Growth & Income,    securities of other
investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government
   s    ecurities   .
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also
pays OTHER EXPENSES, which are explained on page        .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its average net assets. The fee for TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by the fund's average net assets. The fee for Growth Opportunities and Strategic Opportunities is determined by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced this rate cannot rise above 0.52%, and it drops as total assets under management increase. For High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal
Income, Short-   I    ntermediate Municipal    Income    , California
Municipal Income, and New York Municipal Income this rate cannot rise above 0.37%, and it drops as total assets under management increase. The basic fee rate is calculated monthly by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The performance adjustment rate is calculated monthly by comparing the performance of Growth Opportunities and Strategic Opportunities to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the
basic fee. The maximum annualized performance adjustment rate is    "
0.20%.
Investment performance will be measured separately for each class of shares offered by Growth Opportunities and Strategic Opportunities and the least of the results obtained will be used in calculating the performance adjustment.
   The following table states the management fee for each fund for its most recent fiscal year end:

                                          Group          Individual      Total
                                         Fee Rate         Fund Fee       Manageme
                                                          Rate           nt Fee

TechnoQuant Growth [A]                       0.30%        0.30%              0.60%

Mid Cap                                      0.30%        0.30%              0.60%

Equity Growth                                0.30%        0.30%              0.61%
                                                         [B]

Growth Opportunities [C]                     0.30%        0.30%              0.61%

Strategic Opportunities [C]                  0.30%        0.30%              0.48%

Large Cap                                    0.30%        0.30%              0.60%

Growth & Income [A]                          0.30%        0.20%              0.50%

Equity Income                             n/a             n/a             0.50%

Balanced                                     0.30%        0.15%[D            0.50%
                                                         ]

High Yield                                   0.14%        0.45%              0.60%

Strategic Income                             0.14%        0.45%              0.59%

Mortgage Securities                          0.15%        0.30%              0.45%

Government Investment                        0.14%        0.30%              0.45%

Intermediate Bond                            0.14%        0.30%              0.45%

Short Fixed-Income                           0.14%        0.30%              0.45%

High Income Municipal Fund                   0.14%        0.2   5    %       0.40%

Municipal Bond Fund                          0.14%        0.25%              0.40%

Intermediate Municipal Income                0.14%        0.25%              0.40%

Short-Intermediate Municipal Income          0.14%        0.25%              0.40%

California Municipal Income    [A]           0.14%        0.25%              0.40%

New York Municipal Income                    0.14%        0.25%              0.40%


[A] ESTIMATED
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.33% TO 0.30%. IF THIS REDUCTION WAS NOT IN
EFFECT, THE TOTAL FEE WOULD HAVE BEEN    0.64    %.
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS    0.61    % FOR
GROWTH OPPORTUNITIES AND    0.61    % FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S
INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION    WAS
NOT     IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN    0.55%    .
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of    each fund with
sub-advisory agreements paid FMR U.K., FMR Far East, FIJ and FIIA fees equal to less than 0.01% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder services for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and
Short-Fixed Income. Fidelity Service Company   , Inc.     (FSC) calculates
the NAV and dividends for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income. FSC also maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursement, if any.
                             Class T         Class B
       Each Fund
                             to State               to FIIOC   to FSC
                             Street[A]

Mid Cap                          0.25%           0.27%             0.05%

Equity Growth                    0.19%           **                0.02%

Growth Opportunities             0.19%           ***               0.01%

Strategic Opportunities          0.22%           0.25%             0.05%

Large Cap                        0.24%           0.28%             0.22%

Equity Income                    0.20%           0.22%             0.04%

Balanced                         0.19%           **                0.02%

High Yield                       0.20%           0.20%             0.04%

   Strategic Income              0.22%           0.20%             0.06%

   Mortgage Securities           ***             ***               0.04%

Government Investment            0.21%           0.24%             0.04%

Intermediate Bond                0.19%           0.24%             0.04%

Short-Fixed Income               0.22%        *                    0.04%

* FUND DOES NOT OFFER CLASS B SHARES.
   ** CLASS COMMENCED OPERATIONS ON DECEMBER 31, 1996.
*** CLASS IS EXPECTED TO COMMENCE OPERATIONS IN FEBRUARY 1997.
[A] THROUGH DECEMBER 31, 1996, STATE STREET BANK & TRUST COMPANY (STATE STREET) PERFORMED CERTAIN TRANSFER AGENCY, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES FOR CLASS T OF THE FUNDS. DURING THAT PERIOD, STATE STREET ENTERED INTO SUB-ARRANGEMENTS PURSUANT TO WHICH FIIOC PERFORMED CERTAIN TRANSFER AGENCY, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES FOR CLASS T SHARES. STATE STREET PAID FIIOC A PORTION OF ITS FEE FOR CLASS T ACCOUNTS FOR WHICH FIIOC PROVIDED LIMITED SERVICES, OR ITS FULL FEE FOR CLASS T ACCOUNTS THAT FIIOC MAINTAINED ON ITS BEHALF.
   UMB is the transfer agent for each Class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal
Income, California Municipal Income, and New York Municipal Income.     UMB
has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for each class of High
Income Municipal,        Municipal Bond, Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for each class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income, and maintains each fund's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the applicable class or the fund, as appropriate, for such payments.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.

                                             UMB to          UMB to          UMB to
                                             FIIOC on        FIIOC on        FSC on
                                             behalf of       behalf of       behalf of
                                             Class T         Class B         each fund

   High Income Municipal                         0.18%           0.16%           0.04%

   Municipal Bond                                0.20%           0.46%           0.03%

   Intermediate Municipal Income                 0.17%           0.20%           0.08%

   Short-Intermediate Municipal Income           0.20%           *               0.20%

   California Municipal Income                   0.22%           0.24%           0.18%

   New York Municipal Income                     0.14%           0.17%           0.10%


* FUND DOES NOT OFFER CLASS B SHARES.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of up to 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class A of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of TechnoQuant Growth, Mid Cap, Equity Growth, Equity Income, Large Cap, and Growth & Income may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Growth Opportunities, Strategic Opportunities, and Balanced may pay FDC a distribution fee at an annual rate of up to 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may pay FDC a distribution fee at an annual rate of up to 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short-Fixed Income may pay FDC a distribution fee at an annual rate of up to 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time
Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class B of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets throughout the month. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so. In addition, pursuant to each Class B Plan, investment professionals are compensated at an annual rate of 0.25% of Class B's average net assets throughout the month for providing personal service to and/or maintenance of Class B shareholder accounts.
The Class A, Class T, and Class B Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio
turnover     rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997.
The portfolio turnover rate for the fiscal year ended 1996 was    101    %
for Mid Cap,    76    % for Equity Growth,    33    % for Growth
Opportunities,    151    % for Strategic Opportunities,    59    % for
Large Cap,    78    % for Equity Income,    223    % for Balanced,
   121    % for High Yield,    119    % for Strategic Income,    221    %
for Mortgage Securities,    153    % for Government Investment,    200    %
for Intermediate Bond,    124    % for Short Fixed-Income,     49    % for
High Income Municipal,    35    % for Municipal Bond,    35    % for
Intermediate Municipal Income,    62    % for Short-Intermediate Municipal
Income,    21    % for California Municipal Income, and    17    % for New
York Municipal Income.
Portfolio turnover rates will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through a   n     investment professional, your investment
professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed at     the right.
The account guidelines that follow may not apply to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your
program materials, contact your employer   ,     or call your retirement
benefits number or your investment professional directly, as appropriate. If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page
       , your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page
       , your Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page .
Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to the transfer agent before the close of business on the day you place your order.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, or Class B shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor    IRA, Rollover IRA, SEP-IRA, and Keogh accounts
$500
Through regular investment plans** $1,000*
   TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor    IRA, Rollover IRA, SEP-IRA, and Keogh accounts
$100
Through regular investment plans $100*
MINIMUM BALANCE $1,000**
For Fidelity Advisor    IRA, Rollover IRA, SEP-IRA, and Keogh accounts
NONE
* INVESTMENT MINIMUMS ARE WAIVED FOR PURCHASES INTO CLASS T NON-RETIREMENT ACCOUNTS WITH DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST ACCOUNT. INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES", PAGE .
PURCHASE AMOUNTS OF MORE THAN $100,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT




PHONE              (small solid bullet) Contact your investment professional or, if    (small solid bullet) Contact your investment
                                                                                       professional or, if
YOUR INVESTMENT    you are investing through a broker-dealer or                        you are investing through a broker-dealer
PROFESSIONAL       insurance representative, call                                      or insurance representative, call
                   1-800-522-7297. If you are investing                                1-800-522-7297. If you are investing
                   through a bank representative, call                                 through a bank representative, call
                   1-800-843-3001.                                                     1-800-843-3001.
                   (small solid bullet) Exchange from the same class of another        (small solid bullet) Exchange from the same
                                                                                       class of another
                   Fidelity Advisor fund or from another                               Fidelity Advisor fund or from another
                   Fidelity fund account with the same                                 Fidelity fund account with the same
                   registration, including name, address, and                          registration, including name, address, and
                   taxpayer ID number.                                                 taxpayer ID number.






Mail (mail_graphic)   (small solid bullet) Complete and sign the account application.    (small solid bullet) Make your check
                                                                                         payable to the complete
                      Make your check payable to the complete                            name of the fund of your choice and note
                      name of the fund of your choice and note                           the applicable class. Indicate your fund
                      the applicable class. Mail to the address                          account number on your check and mail to
                      indicated on the application.                                      the address printed on your account
                                                                                         statement.
                                                                                         (small solid bullet) Exchange by mail: call
                                                                                         your investment
                                                                                         professional for instructions.






In Person (hand_graphic)   (small solid bullet) Bring your account application and check to    (small solid bullet) Bring your check
                                                                                               to your investment
                           your investment professional.                                       professional.



Wire (wire_graphic)                 (small solid bullet) Not available    (small solid bullet)  Wire to:
                                                                            Banker's Trust Co.
                                                                            Routing # 021001033
                                                                            Fidelity DART Depository
                                                                            Account # 00159759
                                                                          FBO: (   a    ccount name)
                                                                            (   a    ccount number)
                                                                          Specify the complete name of the fund of
                                                                          your choice, note the applicable class, and
                                                                          include your account number and
                                                                          your name.

Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Advisor Systematic
                                                                          Investment Program. Sign up for this
                                                                          service when opening your account, or
                                                                          call your investment professional to begin
                                                                          the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to the transfer agent before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, please leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust Accounts ).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued) and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed,    the transfer agent     will send a check to
the record address.
CHECKWRITING
If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE              All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT
PROFESSIONAL





(phone_graphic)  All account types                                 (small solid bullet) You may exchange to the same class of other Fidelity Advisor funds or to other
                                                                   Fidelity funds if both accounts are
                                                                   registered with the same name(s),
                                                                   address, and taxpayer ID number.

Mail or in Person (mail_graphic)
(hand_graphic)   Individual, Joint Tenant, Sole Proprietorship,    (small solid bullet) The letter of instruction    (with signature

                 UGMA, UTMA                                           guaranteed)     must be signed by all persons
                                                                   required to sign for transactions, exactly as
                                                                   their names appear on the account and
                 Retirement account                                sent to your investment professional.
                                                                   (small solid bullet) The account owner should complete a
                                                                   retirement distribution form. Contact your
                                                                   investment professional or, if you
                                                                   purchased your shares through a
                                                                   broker-dealer or insurance representative,
                                                                   call 1-800-522-7297. If you purchased your
                                                                   shares through a bank representative, call
                                                                   1-800-843-3001.

                 Trust                                             (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is
                                                                   not in the account registration, provide a
                                                                   copy of the trust document certified within
                                                                   the last 60 days.

                 Business or Organization                          (small solid bullet) At least one person authorized by
                                                                  corporate resolution to act on the account
                                                                  must sign the lette   r (with signature
                                                                    guaranteed)    .

                 Executor, Administrator,                          (small solid bullet) For instructions, contact your investment
                 Conservator/Guardian                              professional or, if you purchased your
                                                                   shares through a broker-dealer or
                                                                 insurance representative, call
                                                                 1-800-522-7297. If you purchased your
                                                                 shares through a bank representative, call
                                                                1-800-843-3001.

Wire
(wire_graphic)  All account types except retirement               (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place,
                                                                 contact your investment professional or, if
                                                                 you purchased your shares through a
                                                                 broker-dealer or insurance representative,
                                                                 call 1-800-522-7297. If you purchased your
                                                                 shares through a bank representative, call
                                                                 1-800-843-3001. Minimum wire: $500.
                                                                 (small solid bullet) Your wire redemption request must be
                                                                 received    and accepted     by the transfer
                                                                agent before 4:00 p.m. Eastern time for
                                                                money to be wired on the next
                                                                 business day.

Check
(check_graphic) For all non-retirement Short Fixed-Income         (small solid bullet) Minimum check: $500.
                and Short-Intermediate Municipal Income           (small solid bullet) All account owners must sign a signature
                accounts only.                                    card to receive a checkbook.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction ,that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class shares of other Fidelity Advisor funds, or Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund; by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Class A or Class T shares are eligible for this program. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM     FREQUENCY              SETTING UP OR CHANGING
INITIAL  ADDITIONAL  Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the
$1,000  $100         quarterly,             application.
                     or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                            1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM            SETTING UP OR CHANGING
INITIAL  ADDITIONAL         (small solid bullet) For a new or existing account, ask your investment professional
Not  Not                    for the appropriate enrollment form.
Applicable  Ap              (small solid bullet) To change the fund to which your distributions are directed,
plicable                    contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December; dividends for
Strategic Income, High Yield, Mortgage Securities   ,     Government
Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes   ,     income and short-term capital gain
distributions for each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
However for shareholders of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends, long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or corporate income taxes.
To the extent that New York Municipal Income's income dividends are derived from state tax-free investments, they will be free from New York State and City personal income taxes.
During the fiscal year ended 1996,    100    % of the income dividends from
High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income was free from federal income tax. During the fiscal
year ended 1996,    100    % of California Municipal Income's income
dividends was free from California taxes, and    100    % of New York
Municipal Income's income dividends was free from New York taxes. During
the fiscal year ended 1996,    26.36    % of    High Income Municipal's,
0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal
Income's, and 0.09% of New York Municipal Income's     income dividends
were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
 CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for
tax purposes. To minimize the risk of a return of capital,        each fund
may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on    a
fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE)
is open.    E    ach class's offering price    and NAV are normally
calculated     as of the close of business of the NYSE, normally 4:00 p.m.
Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share)    of Class A and Class T of
each fund     is    its     NAV, divided by the    difference between
one    and     the    applicable     sales charge percentage. Class A has a
maximum sales charge of 5.25% of the offering price for the Equity Funds; 4.25% of the offering price for the Bond Funds; 3.25% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the
offering price for the Short-Term Bond Funds.    The offering price of
Class B of each fund is its NAV. A class's REDEMPTION PRICE     (price to
sell one share) is    its     NAV minus any applicable CDSC.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY FUNDS:          Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           5.25%          5.54%       4.75%

$50,000 to $99,999      4.25%          4.44%       3.75%

$100,000 to $249,999    3.25%          3.36%       2.75%

$250,000 to $499,999    2.50%          2.56%       2.00%

$500,000 to $999,999    2.00%          2.04%       1.75%

$1,000,000 or more      1.00%         1.01%       0.75%

BOND FUNDS:            Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           4.25%          4.44%       3.75%

$50,000 to $99,999      3.50%          3.63%       3.00%

$100,000 to $249,999    3.00%          3.09%       2.50%

$250,000 to $499,999    2.00%          2.04%       1.75%

$500,000 to $999,999    1.50%          1.52%       1.25%

$1,000,000 or more      0.50%          0.53%      0.50%

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                                As a % of      As an
                                Offering       approxim
                                Price          ate % of
                                               Net
                                               Amount
                                               Invested

Up to $49,999                    3.25%          3.36%       2.75%

$50,000 to $99,999               2.75%          2.83%       2.25%

$100,000 to $249,999             2.25%          2.30%       1.75%

$250,000 to $499,999             1.75%          1.78%       1.50%

$500,000 to $999,999             1.25%          1.27%       1.00%

$1,000,000 or more               0.50%          0.53%      0.50%

SHORT-TERM BOND FUNDS:   Sales Charge               Investment
                                                    Profession
                                                    al
                                                    Concession
                                                    as % of
                                                    Offering
                                                    Price

                         As a % of      As an
                         Offering       approxim
                         Price          ate % of
                                        Net
                                        Amount
                                        Invested

Up to $499,999            1.50%          1.52%       1.25%

$500,000 to $999,999      1.00%          1.01%       0.75%

$1,000,000 or more       None           None        None

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY FUNDS:          Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           3.50%          3.63%       3.00%

$50,000 to $99,999      3.00%          3.09%       2.50%

$100,000 to $249,999    2.50%          2.56%       2.00%

$250,000 to $499,999    1.50%          1.52%       1.25%

$500,000 to $999,999    1.00%          1.01%       0.75%

$1,000,000 or more     None*          None*       *

BOND FUNDS:            Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           3.50%          3.63%       3.00%

$50,000 to $99,999      3.00%          3.09%       2.50%

$100,000 to $249,999    2.50%          2.56%       2.00%

$250,000 to $499,999    1.50%          1.52%       1.25%

$500,000 to $999,999    1.00%          1.01%       0.75%

$1,000,000 or more     None*          None*       *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                                As a % of      As an
                                Offering       approxim
                                Price          ate % of
                                               Net
                                               Amount
                                               Invested

Up to $49,999                    2.75%          2.83%       2.25%

$50,000 to $99,999               2.25%          2.30%       2.00%

$100,000 to $249,999             1.75%          1.78%       1.50%

$250,000 to $499,999             1.50%          1.52%       1.25%

$500,000 to $999,999             1.00%          1.01%       0.75%

$1,000,000 or more              None*          None*       *

SHORT-TERM BOND FUNDS:   Sales Charge               Investment
                                                    Profession
                                                    al
                                                    Concession
                                                    as % of
                                                    Offering
                                                    Price

                         As a % of      As an
                         Offering       approxim
                         Price          ate % of
                                        Net
                                        Amount
                                        Invested

Up to $499,999            1.50%          1.52%       1.25%

$500,000 to $999,999      1.00%          1.01%       0.75%

$1,000,000 or more       None*          None*       *

   * SEE SECTION ENTITLED FINDERS FEE.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased. Finders fees are not paid to trust departments.
Any assets on which a finders fee has been paid will bear a contingent deferred sales charge (Class T CDSC) if they do not remain in Class T shares of the Fidelity Advisor funds, or Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class T CDSC does not apply to
the following types of redemptions   :     (i) plan loans or distributions
or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedules:
EQUITY FUNDS

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

BOND FUNDS:

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                    5%

1 year to less than 2 years         4%

2 years to less than 3 years        3%

3 years to less than 4 years        3%

4 years to less than 5 years        2%

5 years to less than 6 years        1%

6 years to less than 7 years [A]       0    %

INTERMEDIATE-TERM BOND FUNDS:

From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                    3%

1 year to less than 2 years         2%

2 years to less than 3 years        1%

3 years to less than 4 years [B]    0%

[A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A MAXIMUM HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond funds) of your purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains. Class B shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B shares that have been held for the longest period of time.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase (four years for the Intermediate-Term Bond Funds), Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined
after receipt    and acceptance     of your investment order, provided that
such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Class A, Class T, and Class B shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short-Fixed Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation
(NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, or Class B shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund; and Class B shares for Class B
shares of Daily Money Fund: U.S. Treasury Portfolio.    If you purchased
your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.
    However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any front-end sales charge you may have previously paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class T or Class B shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the Sales Charge Schedule shown on page . Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, and Class B shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Short-Term Bond Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A and Class T shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond funds).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, and Class B shares held by you, your spouse, and your children under age
21. You can also add the value of Initial Class and Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and Initial Class shares of Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) You must file your non-binding Letter with the transfer agent within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares.
   Reinvested income and capital gain distributions do not count toward the
completion of the Letter.     The escrow will be released when your
purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former    T    rustee or officer of a Fidelity
fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect
subsidiaries (a Fidelity    T    rustee or employee), the spouse of a
Fidelity    T    rustee or employee, a Fidelity    T    rustee or employee
acting as custodian for a minor child, or a person acting as trustee of a
trust for the sole benefit of the minor child of a Fidelity    T    rustee
or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
   Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you, or if you are investing through a trust department, you may qualify to purchase Class T shares without a sales charge (as described in (9), (10) and (13), above) or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
Your investment professional should call Fidelity for more information.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate   d     BB has less near-term vulnerability to default than
other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate   d     BB has less near-term vulnerability to default than
other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX B
EQUITY GROWTH -    CLASS A

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY GROWTH -    CLASS A            -0.57   15.57   44.84   6.93%   64.71   9.89%   14.85   -0.89   39.14   16.21
                                      %       %       %               %               %       %       %       %

Lipper Growth Funds Average   A       3.08%   14.79   26.91   -4.49   36.70   8.08%   10.63   -2.17   30.79      19.24
                                              %       %       %       %               %       %       %              %

S&P 500                               5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 14.51
Row: 2, Col: 1, Value: -0.5700000000000001
Row: 3, Col: 1, Value: 15.57
Row: 4, Col: 1, Value: 44.84
Row: 5, Col: 1, Value: 6.930000000000001
Row: 6, Col: 1, Value: 64.71000000000001
Row: 7, Col: 1, Value: 9.890000000000001
Row: 8, Col: 1, Value: 14.85
Row: 9, Col: 1, Value: -0.89
Row: 10, Col: 1, Value: 39.14
Row: 11, Col: 1, Value: 16.21
(LARGE SOLID BOX) EQUITY GROWTH -    CLASS A
GROWTH OPPORTUNITIES -    CLASS     A



Calendar year total returns+            1988    1989    1990    1991           1992    1993    1994    1995    1996

GROWTH OPPORTUNITIES -    CLASS A       33.28   24.14   -1.65   42.68          15.03   22.17   2.86%   33.04   17.69
                                        %       %       %       %              %       %               %       %

Lipper Growth Funds Average   A         14.79   26.91   -4.49   36.7   0       8.08%   10.63   -2.17   30.79      19.24
                                        %       %       %              %               %       %       %              %

S&P 500                                 16.61   31.69   -3.10   30.47          7.62%   10.08   1.32%   37.58   22.96
                                        %       %       %       %                      %               %       %

Consumer Price Index                    4.42%   4.65%   6.11%   3.06%          2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 33.28
Row: 4, Col: 1, Value: 24.14
Row: 5, Col: 1, Value: -1.65
Row: 6, Col: 1, Value: 42.68
Row: 7, Col: 1, Value: 15.03
Row: 8, Col: 1, Value: 22.17
Row: 9, Col: 1, Value: 2.86
Row: 10, Col: 1, Value: 33.04
Row: 11, Col: 1, Value: 17.69
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -    CLASS
A
STRATEGIC OPPORTUNITIES -    CLASS A



Calendar year total returns+    1987    1988    1989           1990    1991    1992    1993    1994    1995    1996

STRATEGIC OPPORTUNITIES -
   CLASS A                     -6.33   22.25   32.60          -7.17   23.08   12.87   20.44   -7.17   38.16   1.53%
                               %       %       %              %       %       %       %       %       %

Lipper Capital Appreciation
Funds   B                      -0.03   14.09   26.6   0       -8.24   39.91   8.78%   15.68   -3.38   30.34      16.31
                               %       %              %       %       %               %       %       %              %

S&P 500                        5.10%   16.61   31.69          -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                       %       %              %       %               %               %       %

Consumer Price Index           4.43%   4.42%   4.65%          6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 27.92
Row: 2, Col: 1, Value: -6.33
Row: 3, Col: 1, Value: 22.25
Row: 4, Col: 1, Value: 32.6
Row: 5, Col: 1, Value: -7.17
Row: 6, Col: 1, Value: 23.08
Row: 7, Col: 1, Value: 12.87
Row: 8, Col: 1, Value: 20.44
Row: 9, Col: 1, Value: 7.17
Row: 10, Col: 1, Value: 38.16
Row: 11, Col: 1, Value: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
   CLASS A
EQUITY INCOME -    CLASS A



Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY INCOME -    CLASS A             -2.24   23.23   18.43   -14.2   29.81   14.68   18.03   6.46%   32.55   14.47
                                       %       %       %       8%      %       %       %               %       %

Lipper Equity Income Funds
Average   C                            -2.18   16.74   22.18   -6.78   26.86   9.77%   13.66   -2.54   30.17      18.85
                                       %       %       %       %       %               %       %       %              %

S&P 500                                5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                               %       %       %       %               %               %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 17.44
Row: 2, Col: 1, Value: -2.24
Row: 3, Col: 1, Value: 23.23
Row: 4, Col: 1, Value: 18.43
Row: 5, Col: 1, Value: -14.28
Row: 6, Col: 1, Value: 29.81
Row: 7, Col: 1, Value: 14.68
Row: 8, Col: 1, Value: 18.03
Row: 9, Col: 1, Value: 6.46
Row: 10, Col: 1, Value: 32.55
Row: 11, Col: 1, Value: 14.47
(LARGE SOLID BOX) EQUITY INCOME -    CLASS A
BALANCED -    CLASS A

Calendar year total returns+                  1988    1989    1990    1991    1992    1993    1994    1995    1996

BALANCED -    CLASS A                         20.89   24.60   -2.94   34.48   9.20%   19.66   -5.09   14.06   8.31%
                                              %       %       %       %               %       %       %

Lipper Balanced Funds Average   D             12.34   19.57   -0.57   26.69   7.07%   10.91   -2.50   25.16      13.76
                                              %       %       %       %               %       %       %              %

S&P 500                                       16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                          4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 20.89
Row: 4, Col: 1, Value: 24.6
Row: 5, Col: 1, Value: -2.94
Row: 6, Col: 1, Value: 34.48
Row: 7, Col: 1, Value: 9.199999999999999
Row: 8, Col: 1, Value: 19.66
Row: 9, Col: 1, Value: -5.09
Row: 10, Col: 1, Value: 14.06
Row: 11, Col: 1, Value: 8.31
(LARGE SOLID BOX) BALANCED -
   CLASS A
HIGH YIELD -    CLASS     A



Calendar year total returns+             1988       1989    1990     1991     1992     1993     1994     1995     1996

HIGH YIELD -    CLASS A                  17.24      3.64%   7.30%    34.94    23.09    20.45    -1.49    19.27    13.05
                                         %                           %        %        %        %        %        %

Lipper High Current Yield Funds          12.89      -0.58   -10.1    36.91    17.51    18.95    -3.85    16.43       13.67
Average   E                              %          %       3%       %        %        %        %        %               %

Merrill Lynch High Yield Master Index       13.47   4.23%   -4.35    34.58    18.16    17.18    -1.17    19.91    11.06
                                                %                 %         %        %        %        %        %        %

Consumer Price Index                     4.42%      4.65%   6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 17.24
Row: 4, Col: 1, Value: 3.64
Row: 5, Col: 1, Value: 7.3
Row: 6, Col: 1, Value: 34.94
Row: 7, Col: 1, Value: 23.09
Row: 8, Col: 1, Value: 20.45
Row: 9, Col: 1, Value: -1.49
Row: 10, Col: 1, Value: 19.27
Row: 11, Col: 1, Value: 13.05
(LARGE SOLID BOX) HIGH YIELD -    CLASS A
STRATEGIC INCOME -    CLASS A



Calendar year total returns+                                                                   1995           1996

STRATEGIC INCOME -    CLASS A                                                                  22.02          12.81
                                                                                                %              %

Lipper    Multi-Sector Income     Funds Average   F                                             1   6.92          11.74
                                                                                                       %              %

Merrill Lynch High Yield Master Index                                                              19.91          11.06
                                                                                                      %              %

Consumer Price Index                                                                           2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 22.02
Row: 11, Col: 1, Value: 12.81
(LARGE SOLID BOX) STRATEGIC INCOME -    CLASS A
MORTGAGE SECURITIES -    CLASS A



Calendar year total returns+
   1986     1987        1988        1989         1990        1991        1992        1993        1994           1995

MORTGAGE SECURITIES -    CLASS A
   11.26     2.70%      6.72%       13.64       10.36       13.61       5.45%       6.71%       1.94%          17.02
   %                               %            %           %                                                  %

Lipper U.S. Mortgage Funds
   11.27     2.53    %  7.4   7%    12.71       9.   52%    15.00       6.3   8%    7.58    %   -4.   83       16.2   9
Average   G
   %                                       %                       %                                   %              %

Salomon Brothers Mortgage Index
   13.44     4.06%      8.81%       15.16       10.90       15.64       7.37%       7.04%       -1.43          16.77
   %                                %           %           %                                   %              %

Consumer Price Index
   1.10%     4.43%      4.42%       4.65%       6.11%       3.06%       2.90%       2.75%       2.67%          2.54%



Percentage (%)
Row: 1, Col: 1, Value: 11.26
Row: 2, Col: 1, Value: 2.7
Row: 3, Col: 1, Value: 6.72
Row: 4, Col: 1, Value: 13.64
Row: 5, Col: 1, Value: 10.36
Row: 6, Col: 1, Value: 13.61
Row: 7, Col: 1, Value: 5.45
Row: 8, Col: 1, Value: 6.71
Row: 9, Col: 1, Value: 1.94
Row: 10, Col: 1, Value: 17.02
Row: 11, Col: 1, Value: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
   CLASS A
GOVERNMENT INVESTMENT -    CLASS A

Calendar year total returns+                   1988    1989    1990    1991    1992    1993    1994    1995    1996

GOVERNMENT INVESTMENT -    CLASS A             6.57%   11.75   8.37%   13.45   6.48%   9.36%   -3.85   17.65   1.99%
                                                       %               %                       %       %

Lipper General U.S. Government                 6.67%   12.46   8.22%   14.44   6.41%   9.42%   -4.64   17.34      1.72    %
Bond Funds Average   H                                 %               %                       %       %

Salomon Brothers Treasury/Agency               7.10%   14.24   8.78%   15.33   7.24%   10.74   -3.40   18.39      2.76    %
Index                                                  %               %               %       %       %

Consumer Price Index                           4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 6.57
Row: 4, Col: 1, Value: 11.75
Row: 5, Col: 1, Value: 8.370000000000001
Row: 6, Col: 1, Value: 13.45
Row: 7, Col: 1, Value: 6.48
Row: 8, Col: 1, Value: 9.360000000000001
Row: 9, Col: 1, Value: -3.85
Row: 10, Col: 1, Value: 17.65
Row: 11, Col: 1, Value: 1.99
(LARGE SOLID BOX) GOVERNMENT INVESTMENT  -
   CLASS A
INTERMEDIATE BOND -    CLASS A


Calendar year total returns+            1987    1988    1989    1990    1991    1992    1993    1994    1995    1996


INTERMEDIATE BOND -    CLASS A          2.32%   7.84%   12.11   7.91%   15.16   7.13%   11.49   -2.47   12.19   3.16%

                                                        %               %               %       %       %


Lipper Intermediate Investment Grade    2.13%   7.06%   11.67   7.22%   15.63   6.88%   9.52%   -3.25   16.62      3.12    %

Bond Funds Average   I                                  %               %                       %       %


Lehman Brothers Intermediate            3.66%   6.67%   12.77   9.16%   14.62   7.17%   8.79%   -1.93   15.33      4.05    %

Government/Corporate Bond Index                         %               %                       %       %


Consumer Price Index                    4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%




Percentage (%)
Row: 1, Col: 1, Value: 14.33
Row: 2, Col: 1, Value: 2.32
Row: 3, Col: 1, Value: 7.84
Row: 4, Col: 1, Value: 12.11
Row: 5, Col: 1, Value: 7.91
Row: 6, Col: 1, Value: 15.16
Row: 7, Col: 1, Value: 7.13
Row: 8, Col: 1, Value: 11.49
Row: 9, Col: 1, Value: -2.47
Row: 10, Col: 1, Value: 12.19
Row: 11, Col: 1, Value: 3.16
(LARGE SOLID BOX) INTERMEDIATE BOND -    CLASS A
SHORT FIXED-INCOME -    CLASS A



Calendar year total returns+
1988         1989         1990         1991         1992         1993           1994           1995           1996

SHORT FIXED-INCOME -    CLASS A
6.19%        10.31        5.87%        13.37        7.61%        9.49%          -3.37          9.81%          4.07%
             %                         %                                        %

Lipper Short Investment Grade Bond
6.86%        10.22        7.87%        12.88        5.97%        6.45%          -0.44          10.84             4.64    %
Funds Average   J
             %                         %                                        %              %

Lehman Brothers 1-3 Year
   6.34    %    10.97        9.69    %    11.83        6.35    %    5.55    %      0.55    %      10.96          5.14    %
Government/Corporate Bond Index
                    %                         %                                                    %

Consumer Price Index
4.42%        4.65%        6.11%        3.06%        2.90%        2.75%          2.67%          2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 6.19
Row: 4, Col: 1, Value: 10.31
Row: 5, Col: 1, Value: 5.87
Row: 6, Col: 1, Value: 13.37
Row: 7, Col: 1, Value: 7.609999999999999
Row: 8, Col: 1, Value: 9.49
Row: 9, Col: 1, Value: -3.37
Row: 10, Col: 1, Value: 9.81
Row: 11, Col: 1, Value: 4.07
(LARGE SOLID BOX) SHORT FIXED-INCOME -    CLASS A
HIGH INCOME MUNICIPAL -    CLASS A

Calendar year total returns+                   1988    1989    1990    1991    1992    1993    1994    1995    1996

HIGH INCOME MUNICIPAL -    CLASS A             11.80   13.09   10.29   12.18   11.11   13.79   -8.05   16.65   2.99%
                                               %       %       %       %       %       %       %       %

Lipper High Yield Municipal Bond               11.28   10.11   5.13%   11.52   8.51%   11.41   -4.67   15.98      4.17    %
Funds Average   K                              %       %               %               %       %       %

Consumer Price Index                           4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 11.8
Row: 4, Col: 1, Value: 13.09
Row: 5, Col: 1, Value: 10.29
Row: 6, Col: 1, Value: 12.18
Row: 7, Col: 1, Value: 11.11
Row: 8, Col: 1, Value: 13.79
Row: 9, Col: 1, Value: -8.050000000000001
Row: 10, Col: 1, Value: 16.65
Row: 11, Col: 1, Value: 2.99
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
   CLASS A
MUNICIPAL BOND - CLASS     A

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

MUNICIPAL BOND -    CLASS A           -1.56   12.30   9.56%   6.91%   11.91   8.93%   13.17   -8.49   18.15   3.88%
                                      %       %                       %               %       %       %

Lipper General Municipal Debt Funds   -0.94   11.53   9.65%   6.05%   12.09   8.79%   12.47   -6.50   16.84      3.30    %
Average   L                           %       %                       %               %       %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -1.56
Row: 3, Col: 1, Value: 12.3
Row: 4, Col: 1, Value: 9.56
Row: 5, Col: 1, Value: 6.91
Row: 6, Col: 1, Value: 11.91
Row: 7, Col: 1, Value: 8.93
Row: 8, Col: 1, Value: 13.17
Row: 9, Col: 1, Value: -8.49
Row: 10, Col: 1, Value: 18.15
Row: 11, Col: 1, Value: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
   CLASS A
INTERMEDIATE MUNICIPAL INCOME -    CLASS A



Calendar year total returns+    1987    1988    1989    1990    1991    1992           1993    1994    1995    1996

INTERMEDIATE MUNICIPAL INCOME - 2.33%   7.38%   7.79%   6.37%   9.64%   7.3   1    %   9.43%   -5.68   14.20   3.78%
   CLASS A                                                                                     %       %

Lipper Intermediate Municipal
Debt                            1.32%   7.57%   8.26%   6.59%   10.52   7.80%          10.18   -3.51   12.89      3.70    %
Funds Average   M                                               %                      %       %       %

Consumer Price Index            4.43%   4.42%   4.65%   6.11%   3.06%   2.90%          2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 2.33
Row: 3, Col: 1, Value: 7.38
Row: 4, Col: 1, Value: 7.79
Row: 5, Col: 1, Value: 6.37
Row: 6, Col: 1, Value: 9.639999999999999
Row: 7, Col: 1, Value: 7.31
Row: 8, Col: 1, Value: 9.43
Row: 9, Col: 1, Value: -5.68
Row: 10, Col: 1, Value: 14.2
Row: 11, Col: 1, Value: 3.78
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME -    CLASS A
SHORT-INTERMEDIATE MUNICIPAL INCOME -    CLASS A

Calendar year total returns+                                                                  1995    1996

SHORT-INTERMEDIATE MUNICIPAL                                                                  8.68%   3.53%
INCOME -    CLASS A

Lipper Short   -Intermediate     Municipal                                                    7.43%      3.53    %
Debt Funds Average   N

Consumer Price Index                                                                          2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 8.68
Row: 11, Col: 1, Value: 3.53
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME -    CLASS A
NEW YORK MUNICIPAL INCOME -    CLASS A



Calendar year total returns+                                                                                  1996

NEW YORK MUNICIPAL -    CLASS A                                                                               3.50%

Lipper New York Municipal Debt    F    unds Average   O                                                           3.15    %

Consumer Price Index                                                                                          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 0.0
Row: 11, Col: 1, Value: 3.5
   (LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -

CLASS A
EQUITY GROWTH -    CLASS T

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY GROWTH -    CLASS T            -0.57   15.57   44.84   6.93%   64.71   9.89%   14.85   -0.89   39.14   16.24
                                      %       %       %               %               %       %       %       %

Lipper Growth Funds Average   A       3.08%   14.79   26.91   -4.49   36.70   8.08%   10.63   -2.17   30.79      19.24
                                              %       %       %       %               %       %       %              %

S&P 500                               5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 14.51
Row: 2, Col: 1, Value: -0.5700000000000001
Row: 3, Col: 1, Value: 15.57
Row: 4, Col: 1, Value: 44.84
Row: 5, Col: 1, Value: 6.930000000000001
Row: 6, Col: 1, Value: 64.71000000000001
Row: 7, Col: 1, Value: 9.890000000000001
Row: 8, Col: 1, Value: 14.85
Row: 9, Col: 1, Value: -0.89
Row: 10, Col: 1, Value: 39.14
Row: 11, Col: 1, Value: 16.24
(LARGE SOLID BOX) EQUITY GROWTH -    CLASS T
GROWTH OPPORTUNITIES -    CLASS T

Calendar year total returns+                  1988    1989    1990    1991    1992    1993    1994    1995    1996

GROWTH OPPORTUNITIES -    CLASS T             33.28   24.14   -1.65   42.68   15.03   22.17   2.86%   33.04   17.73
                                              %       %       %       %       %       %               %       %

Lipper Growth Funds Average   A               14.79   26.91   -4.49   36.7%   8.08%   10.63   -2.17   30.79      19.24
                                              %       %       %                       %       %       %              %

S&P 500                                       16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                          4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 33.28
Row: 4, Col: 1, Value: 24.14
Row: 5, Col: 1, Value: -1.65
Row: 6, Col: 1, Value: 42.68
Row: 7, Col: 1, Value: 15.03
Row: 8, Col: 1, Value: 22.17
Row: 9, Col: 1, Value: 2.86
Row: 10, Col: 1, Value: 33.04
Row: 11, Col: 1, Value: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -    CLASS
T
STRATEGIC OPPORTUNITIES -    CLASS T



Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

STRATEGIC OPPORTUNITIES -    CLASS
T                                      -6.33   22.25   32.60   -7.17   23.08   12.87   20.44   -7.17   38.16   1.53%
                                       %       %       %       %       %       %       %       %       %

Lipper Capital Appreciation
Funds   B                              -0.03   14.09   26.60   -8.24   39.91   8.78%   15.68   -3.38   30.34      16.31
                                       %       %       %       %       %               %       %       %              %

S&P 500                                5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                               %       %       %       %               %               %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 27.92
Row: 2, Col: 1, Value: -6.33
Row: 3, Col: 1, Value: 22.25
Row: 4, Col: 1, Value: 32.6
Row: 5, Col: 1, Value: -7.17
Row: 6, Col: 1, Value: 23.08
Row: 7, Col: 1, Value: 12.87
Row: 8, Col: 1, Value: 20.44
Row: 9, Col: 1, Value: -7.17
Row: 10, Col: 1, Value: 38.16
Row: 11, Col: 1, Value: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
   CLASS T
EQUITY INCOME -    CLASS T



Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY INCOME -    CLASS T             -2.24   23.23   18.43   -14.2   29.81   14.68   18.03   6.46%   32.55   14.61
                                       %       %       %       8%      %       %       %               %       %

Lipper Equity Income Funds
Average   C                            -2.18   16.74   22.18   -6.78   26.86   9.77%   13.66   -2.54   30.17      18.85
                                       %       %       %       %       %               %       %       %              %

S&P 500                                5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                               %       %       %       %               %               %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 17.44
Row: 2, Col: 1, Value: -2.24
Row: 3, Col: 1, Value: 23.23
Row: 4, Col: 1, Value: 18.43
Row: 5, Col: 1, Value: -14.28
Row: 6, Col: 1, Value: 29.81
Row: 7, Col: 1, Value: 14.68
Row: 8, Col: 1, Value: 18.03
Row: 9, Col: 1, Value: 6.46
Row: 10, Col: 1, Value: 32.55
Row: 11, Col: 1, Value: 14.61
(LARGE SOLID BOX) EQUITY INCOME -    CLASS T
BALANCED -    CLASS T

Calendar year total returns+                  1988    1989    1990    1991    1992    1993    1994    1995    1996

BALANCED -    CLASS T                         20.89   24.60   -2.94   34.48   9.20%   19.66   -5.09   14.06   8.43%
                                              %       %       %       %               %       %       %

Lipper Balanced Funds Average   D             12.34   19.57   -0.57   26.69   7.07%   10.91   -2.50   25.16      13.76
                                              %       %       %       %               %       %       %              %

S&P 500                                       16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                          4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 20.89
Row: 4, Col: 1, Value: 24.6
Row: 5, Col: 1, Value: -2.94
Row: 6, Col: 1, Value: 34.48
Row: 7, Col: 1, Value: 9.199999999999999
Row: 8, Col: 1, Value: 19.66
Row: 9, Col: 1, Value: -5.09
Row: 10, Col: 1, Value: 14.06
Row: 11, Col: 1, Value: 8.43
(LARGE SOLID BOX) BALANCED -
   CLASS T
HIGH YIELD -    CLASS T



Calendar year total returns+
1988         1989         1990         1991         1992         1993           1994           1995           1996

HIGH YIELD -    CLASS T
17.24        3.64%        7.30%        34.94        23.09        20.45          -1.49          19.27          13.26
%                                      %            %            %              %              %              %

Lipper High Current Yield Funds
12.89        -0.58        -10.1        36.91        17.51        18.95          -3.85          16.43             13.67
Average   E
%            %            3%           %            %            %              %              %                     %

Merrill Lynch High Yield Master Index
   13.47        4.23    %    -4.35        34.58        18.16        17.18          -1.17          19.91          11.06
       %                         %            %            %            %              %              %              %

Consumer Price Index
4.42%        4.65%        6.11%        3.06%        2.90%        2.75%          2.67%          2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 17.24
Row: 4, Col: 1, Value: 3.64
Row: 5, Col: 1, Value: 7.3
Row: 6, Col: 1, Value: 34.94
Row: 7, Col: 1, Value: 23.09
Row: 8, Col: 1, Value: 20.45
Row: 9, Col: 1, Value: -1.49
Row: 10, Col: 1, Value: 19.27
Row: 11, Col: 1, Value: 13.26
(LARGE SOLID BOX) HIGH YIELD -    CLASS T
STRATEGIC INCOME -    CLASS T



Calendar year total returns+                                                               1995           1996

STRATEGIC INCOME -    CLASS T                                                               22.02          12.89
                                                                                           %              %

Lipper    Multi-Sector Income     Funds Average   F                                         1   6.92          11.74
                                                                                                   %              %

Merrill Lynch High Yield Master Index                                                           19.91          11.06
                                                                                                     %              %

Consumer Price Index                                                                        2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 22.02
Row: 11, Col: 1, Value: 12.89
(LARGE SOLID BOX) STRATEGIC INCOME -    CLASS T
MORTGAGE SECURITIES -    CLASS T



Calendar year total returns+
   1986      1987        1988        1989        1990        1991        1992        1993        1994        1995

MORTGAGE SECURITIES -    CLASS T
   11.26     2.70%       6.72%       13.64       10.36       13.61       5.45%       6.71%       1.94%       17.02
   %                                 %           %           %                                               %

Lipper U.S. Mortgage Funds
   11.27     2.5   3%    7.47    %   12.   71    9.52    %   1   5.00    6.38    %   7.5   8%    -4.83       16.2   9
Average   G
   %                                        %                       %                                   %           %

Salomon Brothers Mortgage Index
   13.44     4.06%       8.81%       15.16       10.90       15.64       7.37%       7.04%       -1.43        16.77
   %                                 %           %           %                                   %            %

Consumer Price Index
   1.10%     4.43%       4.42%       4.65%       6.11%       3.06%       2.90%       2.75%       2.67%        2.54%



Percentage (%)
Row: 1, Col: 1, Value: 11.26
Row: 2, Col: 1, Value: 2.7
Row: 3, Col: 1, Value: 6.72
Row: 4, Col: 1, Value: 13.64
Row: 5, Col: 1, Value: 10.36
Row: 6, Col: 1, Value: 13.61
Row: 7, Col: 1, Value: 5.45
Row: 8, Col: 1, Value: 6.71
Row: 9, Col: 1, Value: 1.94
Row: 10, Col: 1, Value: 17.02
Row: 11, Col: 1, Value: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
   CLASS T
GOVERNMENT INVESTMENT -    CLASS T

Calendar year total returns+                   1988    1989    1990    1991    1992    1993    1994    1995    1996

GOVERNMENT INVESTMENT -    CLASS T             6.57%   11.75   8.37%   13.45   6.48%   9.36%   -3.85   17.65   2.12%
                                                       %               %                       %       %

Lipper General U.S. Government                 6.67%   12.46   8.22%   14.44   6.41%   9.42%   -4.64   17.34      1.72    %
Bond Funds Average   H                                 %               %                       %       %

Salomon Brothers Treasury/Agency               7.10%   14.24   8.78%   15.33   7.24%   10.74   -3.40   18.39      2.76    %
Index                                                  %               %               %       %       %

Consumer Price Index                           4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 6.57
Row: 4, Col: 1, Value: 11.75
Row: 5, Col: 1, Value: 8.370000000000001
Row: 6, Col: 1, Value: 13.45
Row: 7, Col: 1, Value: 6.48
Row: 8, Col: 1, Value: 9.360000000000001
Row: 9, Col: 1, Value: -3.85
Row: 10, Col: 1, Value: 17.65
Row: 11, Col: 1, Value: 2.12
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
   CLASS T
INTERMEDIATE BOND -    CLASS T

Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

INTERMEDIATE BOND -    CLASS T         2.32%   7.84%   12.11   7.91%   15.16   7.13%   11.49   -2.47   12.19   3.41%
                                                       %               %               %       %       %

Lipper Intermediate Investment Grade   2.13%   7.06%   11.67   7.22%   15.63   6.88%   9.52%   -3.25   16.62      3.12    %
Bond Funds Average   I                                 %               %                       %       %

Lehman Brothers Intermediate           3.66%   6.67%   12.77   9.16%   14.62   7.17%   8.79%   -1.93   15.33      4.05    %
Government/Corporate Bond Index                        %               %                       %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 14.33
Row: 2, Col: 1, Value: 2.32
Row: 3, Col: 1, Value: 7.84
Row: 4, Col: 1, Value: 12.11
Row: 5, Col: 1, Value: 7.91
Row: 6, Col: 1, Value: 15.16
Row: 7, Col: 1, Value: 7.13
Row: 8, Col: 1, Value: 11.49
Row: 9, Col: 1, Value: -2.47
Row: 10, Col: 1, Value: 12.19
Row: 11, Col: 1, Value: 3.41
(LARGE SOLID BOX) INTERMEDIATE BOND -    CLASS T
SHORT FIXED-INCOME -    CLASS T



Calendar year total returns+
1988        1989        1990        1991           1992           1993           1994           1995           1996

SHORT FIXED-INCOME -    CLASS T
6.19%       10.31       5.87%       13.37          7.61%          9.49%          -3.37          9.81%          4.57%
            %                       %                                            %

Lipper Short Investment Grade Bond
6.86%       10.22       7.87%       12.88          5.97%          6.45%          -0.44          10.84             4.64    %
Funds Average   J
            %                       %                                            %              %

Lehman Brothers 1-3 Year
6.8   4%    10.97          9.69%   11.83              6.35    %      5.5    5%      0.55    %   10.   96          5.26    %
Government/Corporate Bond Index
                   %                      %                                                           %

Consumer Price Index
4.42%       4.65%       6.11%       3.06%          2.90%          2.75%          2.67%          2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 6.19
Row: 4, Col: 1, Value: 10.31
Row: 5, Col: 1, Value: 5.87
Row: 6, Col: 1, Value: 13.37
Row: 7, Col: 1, Value: 7.609999999999999
Row: 8, Col: 1, Value: 9.49
Row: 9, Col: 1, Value: -3.37
Row: 10, Col: 1, Value: 9.81
Row: 11, Col: 1, Value: 4.57
(LARGE SOLID BOX) SHORT FIXED-INCOME -    CLASS T
HIGH INCOME MUNICIPAL -    CLASS T

Calendar year total returns+                   1988    1989    1990    1991    1992    1993    1994    1995    1996

HIGH INCOME MUNICIPAL -    CLASS T             11.80   13.09   10.29   12.18   11.11   13.79   -8.05   16.65   2.95%
                                               %       %       %       %       %       %       %       %

Lipper High Yield Municipal Bond               11.28   10.11   5.13%   11.52   8.51%   11.41   -4.67   15.98      4.17    %
Funds Average   K                              %       %               %               %       %       %

Consumer Price Index                           4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 11.8
Row: 4, Col: 1, Value: 13.09
Row: 5, Col: 1, Value: 10.29
Row: 6, Col: 1, Value: 12.18
Row: 7, Col: 1, Value: 11.11
Row: 8, Col: 1, Value: 13.79
Row: 9, Col: 1, Value: -8.050000000000001
Row: 10, Col: 1, Value: 16.65
Row: 11, Col: 1, Value: 2.95
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
   CLASS T
MUNICIPAL BOND - CLASS T



Calendar year total returns+    1987    1988    1989    1990    1991    1992    1993    1994    1995           1996

MUNICIPAL BOND -    CLASS T     -1.56   12.30   9.56%   6.91%   11.91   8.93%   13.17   -8.49   18.15          3.88%
                                %       %                       %               %       %       %

Lipper General Municipal Debt
Funds                           -0.94   11.53   9.65%   6.05%   12.09   8.79%   12.47   -6.50      16.84       3.3   0    %
Average   L                     %       %                       %               %       %              %

Consumer Price Index            4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%          3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -1.56
Row: 3, Col: 1, Value: 12.3
Row: 4, Col: 1, Value: 9.56
Row: 5, Col: 1, Value: 6.91
Row: 6, Col: 1, Value: 11.91
Row: 7, Col: 1, Value: 8.93
Row: 8, Col: 1, Value: 13.17
Row: 9, Col: 1, Value: -8.49
Row: 10, Col: 1, Value: 18.51
Row: 11, Col: 1, Value: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
   CLASS T
INTERMEDIATE MUNICIPAL INCOME -    CLASS T



Calendar year total returns+    1987    1988    1989    1990    1991    1992           1993    1994    1995    1996

INTERMEDIATE MUNICIPAL INCOME - 2.33%   7.38%   7.79%   6.37%   9.64%   7.3   1    %   9.43%   -5.68   14.20   3.89%
   CLASS T                                                                                     %       %

Lipper Intermediate Municipal
Debt                            1.32%   7.57%   8.26%   6.59%   10.52   7.80%          10.18   -3.51   12.89      3.70    %
Funds Average   M                                               %                      %       %       %

Consumer Price Index            4.43%   4.42%   4.65%   6.11%   3.06%   2.90%          2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 2.33
Row: 3, Col: 1, Value: 7.38
Row: 4, Col: 1, Value: 7.79
Row: 5, Col: 1, Value: 6.37
Row: 6, Col: 1, Value: 9.639999999999999
Row: 7, Col: 1, Value: 7.31
Row: 8, Col: 1, Value: 9.43
Row: 9, Col: 1, Value: -5.68
Row: 10, Col: 1, Value: 14.2
Row: 11, Col: 1, Value: 3.89
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME -    CLASS T
SHORT-INTERMEDIATE MUNICIPAL INCOME -    CLASS T

Calendar year total returns+                                                                  1995    1996

SHORT-INTERMEDIATE MUNICIPAL                                                                  8.68%   3.64%
INCOME -    CLASS T

Lipper Short   -Intermediate     Municipal                                                    7.43%      3.53    %
Debt Funds Average   N

Consumer Price Index                                                                          2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 8.68
Row: 11, Col: 1, Value: 3.64
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME -    CLASS T
NEW YORK MUNICIPAL INCOME -    CLASS T

Calendar year total returns+                                                                          1996

NEW YORK MUNICIPAL -    CLASS T                                                                          3.50    %

Lipper New York Municipal Debt Funds AverageO                                                            3.15    %

Consumer Price Index                                                                                  3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
Row: 11, Col: 1, Value: 3.5
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
   CLASS T
EQUITY GROWTH -    CLASS B

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY GROWTH -    CLASS B            -0.57   15.57   44.84   6.93%   64.71   9.89%   14.85   -0.89   39.14      15.69
                                      %       %       %               %               %       %       %              %

Lipper Growth Funds Average   A       3.08%   14.79   26.91   -4.49   36.70   8.08%   10.63   -2.17   30.79      19.24
                                              %       %       %       %               %       %       %              %

S&P 500                               5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -0.5700000000000001
Row: 3, Col: 1, Value: 15.57
Row: 4, Col: 1, Value: 44.84
Row: 5, Col: 1, Value: 6.930000000000001
Row: 6, Col: 1, Value: 64.71000000000001
Row: 7, Col: 1, Value: 9.890000000000001
Row: 8, Col: 1, Value: 14.85
Row: 9, Col: 1, Value: -0.89
Row: 10, Col: 1, Value: 39.14
Row: 11, Col: 1, Value: 15.69
(LARGE SOLID BOX) EQUITY GROWTH -    CLASS B
GROWTH OPPORTUNITIES -    CLASS     B

Calendar year total returns+                  1988    1989    1990    1991    1992    1993    1994    1995    1996

GROWTH OPPORTUNITIES -    CLASS B             33.28   24.14   -1.65   42.68   15.03   22.17   2.86%   33.04      17.73
                                              %       %       %       %       %       %               %              %

Lipper Growth Funds Average   A               14.79   26.91   -4.49   36.7%   8.08%   10.63   -2.17   30.79      19.24
                                              %       %       %                       %       %       %              %

S&P 500                                       16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                          4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 33.28
Row: 4, Col: 1, Value: 24.14
Row: 5, Col: 1, Value: -1.65
Row: 6, Col: 1, Value: 42.68
Row: 7, Col: 1, Value: 15.03
Row: 8, Col: 1, Value: 22.17
Row: 9, Col: 1, Value: 2.86
Row: 10, Col: 1, Value: 33.04
Row: 11, Col: 1, Value: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -    CLASS
B
STRATEGIC OPPORTUNITIES - CLASS B



Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

STRATEGIC OPPORTUNITIES - CLASS B      -6.33   22.25   32.60   -7.17   23.08   12.87   20.44   -7.22   37.35   1.00%
                                       %       %       %       %       %       %       %       %       %

Lipper Capital Appreciation
Funds   B                              -0.03   14.09   26.60   -8.24   39.91   8.78%   15.68   -3.38   30.34      16.31
                                       %       %       %       %       %               %       %       %              %

S&P 500                                5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                               %       %       %       %               %               %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 27.92
Row: 2, Col: 1, Value: -6.33
Row: 3, Col: 1, Value: 22.25
Row: 4, Col: 1, Value: 32.6
Row: 5, Col: 1, Value: -7.17
Row: 6, Col: 1, Value: 23.08
Row: 7, Col: 1, Value: 12.87
Row: 8, Col: 1, Value: 20.44
Row: 9, Col: 1, Value: -7.22
Row: 10, Col: 1, Value: 37.34999999999999
Row: 11, Col: 1, Value: 1.0
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS B
EQUITY INCOME - CLASS B

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

EQUITY INCOME - CLASS B               -2.24   23.23   18.43   -14.2   29.81   14.68   18.03   6.39%   31.96   14.00
                                      %       %       %       8%      %       %       %               %       %

Lipper Equity Income Funds AverageC   -2.18   16.74   22.18   -6.78   26.86   9.77%   13.66   -2.54   30.17   18.85
                                      %       %       %       %       %               %       %       %       %

S&P 500                               5.10%   16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                              %       %       %       %               %               %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 17.44
Row: 2, Col: 1, Value: -2.24
Row: 3, Col: 1, Value: 23.23
Row: 4, Col: 1, Value: 18.43
Row: 5, Col: 1, Value: -14.28
Row: 6, Col: 1, Value: 29.81
Row: 7, Col: 1, Value: 14.68
Row: 8, Col: 1, Value: 18.03
Row: 9, Col: 1, Value: 6.39
Row: 10, Col: 1, Value: 31.96
Row: 11, Col: 1, Value: 14.0
(LARGE SOLID BOX) EQUITY INCOME - CLASS B
BALANCED -    CLASS B

Calendar year total returns+           1988    1989    1990    1991    1992    1993    1994    1995    1996

BALANCED -    CLASS B                  20.89   24.60   -2.94   34.48   9.20%   19.66   -5.09   14.06   8.29%
                                       %       %       %       %               %       %       %

Lipper Balanced Funds AverageD         12.34   19.57   -0.57   26.69   7.07%   10.91   -2.50   25.16   13.76
                                       %       %       %       %               %       %       %       %

S&P 500                                16.61   31.69   -3.10   30.47   7.62%   10.08   1.32%   37.58   22.96
                                       %       %       %       %               %               %       %

Consumer Price Index                   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 20.89
Row: 4, Col: 1, Value: 24.6
Row: 5, Col: 1, Value: -2.94
Row: 6, Col: 1, Value: 34.48
Row: 7, Col: 1, Value: 9.199999999999999
Row: 8, Col: 1, Value: 19.66
Row: 9, Col: 1, Value: -5.09
Row: 10, Col: 1, Value: 14.06
Row: 11, Col: 1, Value: 8.289999999999999
(LARGE SOLID BOX) BALANCED -
   CLASS B
HIGH YIELD - CLASS B

Calendar year total returns+                     1988    1989    1990    1991    1992    1993    1994    1995    1996

HIGH YIELD - CLASS B                             17.24   3.64%   7.30%   34.94   23.09   20.45   -2.11   18.34   12.45
                                                 %                       %       %       %       %       %       %

Lipper High Current Yield Funds AverageE         12.89   -0.58   -10.1   36.91   17.51   18.95   -3.85   16.43   13.67
                                                 %       %       3%      %       %       %       %       %       %

Merrill Lynch High Yield Master Index            13.47   4.23%   -4.35   34.58   18.16   17.18   -1.17   19.91   11.06
                                                 %               %       %       %       %       %       %       %

Consumer Price Index                             4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 17.24
Row: 4, Col: 1, Value: 3.64
Row: 5, Col: 1, Value: 7.3
Row: 6, Col: 1, Value: 34.94
Row: 7, Col: 1, Value: 23.09
Row: 8, Col: 1, Value: 20.45
Row: 9, Col: 1, Value: -2.11
Row: 10, Col: 1, Value: 18.34
Row: 11, Col: 1, Value: 12.45
(LARGE SOLID BOX) HIGH YIELD - CLASS B
STRATEGIC INCOME - CLASS B

Calendar year total returns+                                                                1995    1996

STRATEGIC INCOME - CLASS B                                                                  21.35   12.14
                                                                                            %       %

Lipper Multi-Sector Income Funds AverageF                                                   16.92   11.74
                                                                                            %       %

Merrill Lynch High Yield Master Index                                                       19.91   11.06
                                                                                            %       %

Consumer Price Index                                                                        2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 21.35
Row: 11, Col: 1, Value: 12.14
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS B
MORTGAGE SECURITIES -    CLASS B

Calendar year total returns+           1986    1987    1988    1989    1990    1991    1992    1993    1994    1995

MORTGAGE SECURITIES -    CLASS B       11.26   2.70%   6.72%   13.64   10.36   13.61   5.45%   6.71%   1.94%   17.02
                                       %                       %       %       %                               %

Lipper U.S. Mortgage Funds             11.27   2.53%   7.47%   12.71   9.52%   15.00   6.38%   7.58%   -4.83   16.29
AverageG                               %                       %               %                       %       %

Salomon Brothers Mortgage Index        13.44   4.06%   8.81%   15.16   10.90   15.64   7.37%   7.04%   -1.43   16.77
                                       %                       %       %       %                       %       %

Consumer Price Index                   1.10%   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%



Percentage (%)
Row: 1, Col: 1, Value: 11.26
Row: 2, Col: 1, Value: 2.7
Row: 3, Col: 1, Value: 6.72
Row: 4, Col: 1, Value: 13.64
Row: 5, Col: 1, Value: 10.36
Row: 6, Col: 1, Value: 13.61
Row: 7, Col: 1, Value: 5.45
Row: 8, Col: 1, Value: 6.71
Row: 9, Col: 1, Value: 1.94
Row: 10, Col: 1, Value: 17.02
Row: 11, Col: 1, Value: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
   CLASS B
GOVERNMENT INVESTMENT -    CLASS B

Calendar year total returns+                   1988    1989    1990    1991    1992    1993    1994    1995    1996

GOVERNMENT INVESTMENT -    CLASS B             6.57%   11.75   8.37%   13.45   6.48%   9.36%   -4.38   16.92   1.37%
                                                       %               %                       %       %

Lipper General U.S. Government                 6.67%   12.46   8.22%   14.44   6.41%   9.42%   -4.64   17.34   1.72%
Bond Funds AverageH                                    %               %                       %       %

Salomon Brothers Treasury/Agency               7.10%   14.24   8.78%   15.33   7.24%   10.74   -3.40   18.39   2.76%
Index                                                  %               %               %       %       %

Consumer Price Index                           4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 6.57
Row: 4, Col: 1, Value: 11.75
Row: 5, Col: 1, Value: 8.370000000000001
Row: 6, Col: 1, Value: 13.45
Row: 7, Col: 1, Value: 6.48
Row: 8, Col: 1, Value: 9.360000000000001
Row: 9, Col: 1, Value: -4.38
Row: 10, Col: 1, Value: 16.92
Row: 11, Col: 1, Value: 1.37
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
   CLASS B
INTERMEDIATE BOND - CLASS B

Calendar year total returns+           1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

INTERMEDIATE BOND - CLASS B            2.32%   7.84%   12.11   7.91%   15.16   7.13%   11.49   -3.12   11.51   2.63%
                                                       %               %               %       %       %

Lipper Intermediate Investment Grade   2.13%   7.06%   11.67   7.22%   15.63   6.88%   9.52%   -3.25   16.62   3.12%
Bond Funds AverageI                                    %               %                       %       %

Lehman Brothers Intermediate           3.66%   6.67%   12.77   9.16%   14.62   7.17%   8.79%   -1.93   15.33   4.05%
Government/Corporate Bond Index                        %               %                       %       %

Consumer Price Index                   4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 14.33
Row: 2, Col: 1, Value: 2.32
Row: 3, Col: 1, Value: 7.84
Row: 4, Col: 1, Value: 12.11
Row: 5, Col: 1, Value: 7.91
Row: 6, Col: 1, Value: 15.16
Row: 7, Col: 1, Value: 7.13
Row: 8, Col: 1, Value: 11.49
Row: 9, Col: 1, Value: -3.1
Row: 10, Col: 1, Value: 11.51
Row: 11, Col: 1, Value: 2.63
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
HIGH INCOME MUNICIPAL - CLASS B

Calendar year total returns+              1988    1989    1990    1991    1992    1993    1994    1995    1996

HIGH INCOME MUNICIPAL - CLASS B           11.80   13.09   10.29   12.18   11.11   13.79   -8.54   15.60   2.28%
                                          %       %       %       %       %       %       %       %

Lipper High Yield Municipal Bond          11.28   10.11   5.13%   11.52   8.51%   11.41   -4.67   15.98   4.17%
Funds AverageK                            %       %               %               %       %       %

Consumer Price Index                      4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: 11.8
Row: 4, Col: 1, Value: 13.09
Row: 5, Col: 1, Value: 10.29
Row: 6, Col: 1, Value: 12.18
Row: 7, Col: 1, Value: 11.11
Row: 8, Col: 1, Value: 13.79
Row: 9, Col: 1, Value: -8.52
Row: 10, Col: 1, Value: 15.6
Row: 11, Col: 1, Value: 2.28
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS B
MUNICIPAL BOND - CLASS B

Calendar year total returns+          1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

MUNICIPAL BOND -    CLASS B           -1.56   12.30   9.56%   6.91%   11.91   8.93%   13.17   -8.49   18.15   3.69%
                                      %       %                       %               %       %       %

Lipper General Municipal Debt Funds   -0.94   11.53   9.65%   6.05%   12.09   8.79%   12.47   -6.50   16.84   3.30%
AverageL                              %       %                       %               %       %       %

Consumer Price Index                  4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -1.56
Row: 3, Col: 1, Value: 12.3
Row: 4, Col: 1, Value: 9.56
Row: 5, Col: 1, Value: 6.91
Row: 6, Col: 1, Value: 11.91
Row: 7, Col: 1, Value: 8.93
Row: 8, Col: 1, Value: 13.17
Row: 9, Col: 1, Value: -8.49
Row: 10, Col: 1, Value: 18.51
Row: 11, Col: 1, Value: 3.69
(LARGE SOLID BOX) MUNICIPAL BOND -
   CLASS B
INTERMEDIATE MUNICIPAL INCOME - CLASS B

Calendar year total returns+         1987    1988    1989    1990    1991    1992    1993    1994    1995    1996

INTERMEDIATE MUNICIPAL INCOME -      2.33%   7.38%   7.79%   6.37%   9.64%   7.32%   9.43%   -6.13   13.22   3.23%
CLASS B                                                                                      %       %

Lipper Intermediate Municipal Debt   1.32%   7.57%   8.26%   6.59%   10.52   7.80%   10.18   -3.51   12.89   3.70%
Funds AverageM                                                       %               %       %       %

Consumer Price Index                 4.43%   4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%   3.32%



Percentage (%)
Row: 1, Col: 1, Value: 13.71
Row: 2, Col: 1, Value: 2.33
Row: 3, Col: 1, Value: 7.38
Row: 4, Col: 1, Value: 7.79
Row: 5, Col: 1, Value: 6.37
Row: 6, Col: 1, Value: 9.639999999999999
Row: 7, Col: 1, Value: 7.319999999999999
Row: 8, Col: 1, Value: 9.43
Row: 9, Col: 1, Value: -6.119999999999999
Row: 10, Col: 1, Value: 13.22
Row: 11, Col: 1, Value: 2.84
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS B
NEW YORK MUNICIPAL INCOME - CLASS B

Calendar year total returns+                                                               1996

NEW YORK MUNICIPAL INCOME - CLASS                                                          2.84%
B

Lipper New York Municipal Debt                                                             3.15%
Funds
AverageO

Consumer Price Index                                                                       3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 2.84
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS B
   + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
INITIAL OFFERING OF CLASS A SHARES FOR EACH FUND (EXCEPT MORTGAGE SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T, AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME RETURNS BETWEEN SEPTEMBER 10, 1992 AND SEPTEMBER 3, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). RETURNS BETWEEN COMMENCEMENT OF OPERATIONS AND SEPTEMBER 10, 1992 REFLECT THE RETURNS OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF 12B-1 FEES WERE REFLECTED PRIOR TO SEPTEMBER 10, 1992.
CLASS A, CLASS T, AND CLASS B SHARES OF MORTGAGE SECURITIES ARE EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T AND CLASS A RETURNS WOULD HAVE BEEN LOWER IF THEIR RESPECTIVE 12B-1 FEES WERE REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN RETURNS IN RETURNS PRIOR TO THAT DATE.
CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.
INITIAL OFFERING OF CLASS T SHARES FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992, AND BEAR A 12B-1 FEE (AT THEN CURRENTLY APPLICABLE RATES FOR EQUITY GROWTH AND EQUITY INCOME OF 0.65%, AND FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME OF 0.25%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE), WHICH IS NOT REFLECTED IN PRIOR DATE RETURN. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE), WHICH IS NOT REFLECTED IN PRIOR DATE RETURN. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
CLASS B OF GROWTH OPPORTUNITIES IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF THE FUND AND REFLECT CLASS T'S APPLICABLE 12B-1 FEE (0.65% PRIOR TO JANUARY 1, 1996). CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00% FOR BOND FUNDS) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND SEPTEMBER 10, 1992, ARE THOSE OF CLASS T AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN CURRENTLY APPLICABLE 12B-1FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THESE FUNDS, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T. CLASS T RETURNS INCLUDE A THEN APPLICABLE 12B-1 FEE OF 0.65%. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
INITIAL OFFERING OF CLASS B SHARES FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE THEN APPLICABLE CLASS T 12B-1 FEES OF 0.25%. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
[A] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 669 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 189 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 160 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 272 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 148 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 51 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 170 MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [I] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 176 MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [J] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 95 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[K] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 43 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 225 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 136 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 28 MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [O] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 96 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.




FIDELITY ADVISOR INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance, Appendix

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable




FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated February 28, 1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
HIGH YIELD, STRATEGIC INCOME, AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
ACOMI-pro-0297
GROWTH FUNDS:
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund (formerly Advisor
Income & Growth Fund)
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
PROSPECTUS
FEBRUARY 28, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Institutional Class's yearly operating
                                         expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's financial
                                         data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account,
                                         including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing your
                                         account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         APPENDIX A

                                         APPENDIX B


   KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
   Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
TechnoQuantTM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments. TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.
High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types.
Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
In addition, Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, or Class B shares.
You may obtain more information about Class A, Class T, and Class B shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual maintenance fee if your account balance falls below $2,500. See "Transaction Details", page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases and reinvested distributions   None

Maximum deferred sales charge   None

Redemption fee   None

Exchange fee   None

Annual account maintenance fee (for accounts under $2,500)   $12.0
                                                             0

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The    table beginning on page 5 shows     figures based on estimated or
historical expenses of the Institutional Class of each fund, adjusted to
reflect current fees,    of certain funds     and are calculated as a
percentage of average net assets of the Institutional Class of each fund.
   EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
EQUITY FUNDS

      Operating Expenses         Examples


TECHNOQUANT GROWTH        Management fee                    0.60%                 After 1     $ 12
                                                              [A]                 year

                          12b-1 fee (Distribution          None                   After 3     $ 37
                          fee)                                                    years

                          Other expenses                           0.56%[A]

                          Total operating expenses                 1.16%

MID CAP                   Management fee                           0.60%          After 1     $        15
                                                                                  year

                          12b-1 fee (Distribution          None                   After 3     $ 47
                          fee)                                                    years

                          Other expenses    (after                 0.90%
                             reimbursement)

                          Total operating expenses                 1.50%

EQUITY GROWTH             Management fee                           0.61%          After 1     $ 8
                          (after fee reduction)[B]                                year

                          12b-1 fee (Distribution          None                   After 3     $ 25
                          fee)                                                    years

                          Other expenses                           0.18%          After 5     $ 44
                                                                                  years

                          Total operating expenses                 0.79%          After 10    $ 98
                                                                                  years

GROWTH OPPORTUNITIES      Management fee                           0.61%          After 1     $ 9
                                                                                  year

                          12b-1 fee (Distribution          None                   After 3     $ 27
                          fee)                                                    years

                          Other expenses                           0.24%          After 5     $ 47
                                                                                  years

                          Total operating expenses                 0.85%          After 10    $ 10
                                                                                  years       5

STRATEGIC OPPORTUNITIES   Management fee                           0.48%          After 1     $ 8
                                                                                  year

                          12b-1 fee (Distribution          None                   After 3     $ 25
                          fee)                                                    years

                          Other expenses                           0.30%          After 5     $ 43
                                                                                  years

                          Total operating expenses                 0.78%          After 10    $ 97
                                                                                  years

LARGE CAP                 Management fee                       0.60    %          After 1     $ 15
                                                                                  year

                          12b-1 fee (Distribution          None                   After 3     $ 47
                          fee)                                                    years

                          Other expenses     (after            0.90    %
                             reimbursement)

                          Total operating expenses            1.50    %

GROWTH & INCOME           Management fee                      0.50    %           After 1     $    9
                                                              [A]                 year

                          12b-1 fee (Distribution          None                   After 3     $    29
                          fee)                                                    years

                          Other expenses                      0.41%    [A
                                                           ]

                          Total operating expenses            0.91    %

EQUITY INCOME             Management fee                           0.50%          After 1     $ 7
                                                                                  year

                          12b-1 fee (Distribution          None                   After 3     $ 23
                          fee)                                                    years

                          Other expenses                           0.21%          After 5     $ 40
                                                                                  years

                          Total operating expenses                 0.71%          After 10    $ 88
                                                                                  years

BALANCED                  Management fee (after                    0.45%          After 1     $ 10
                          fee reduction)[C]                                       year

                          12b-1 fee (Distribution          None                   After 3     $ 32
                          fee)                                                    years

                          Other expenses                           0.56%          After 5     $ 56
                                                                                  years

                          Total operating expenses                 1.0   1    %   After 10    $ 12
                                                                                  years       4


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.33% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE
WOULD BE    0.64    % AND TOTAL OPERATING EXPENSES WOULD BE    0.82    %.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE
WOULD BE    0.50    % AND TOTAL OPERATING EXPENSES WOULD BE    1.06    %.
TAXABLE INCOME FUNDS

      Operating Expenses         Examples


HIGH YIELD              Management fee                            0.60%          After 1     $ 11
                                                                                 year

                        12b-1 fee (Distribution                   None           After 3     $ 35
                        fee)                                                     years

                        Other expenses                            0.50%          After 5     $ 61
                                                                                 years

                        Total operating expenses                  1.10%          After 10    $ 13
                                                                                 years       4

STRATEGIC INCOME        Management fee                        0.59    %          After 1     $    11
                                                                                 year

                        12b-1 fee (Distribution           None                   After 3     $    35
                        fee)                                                     years

                        Other expenses      (after            0.51    %          After 5     $    61
                           reimbursement)                                        years

                        Total operating expenses              1.10    %          After 10    $    13
                                                                                 years          4

MORTGAGE SECURITIES     Management fee                        0.45    %          After 1     $    8
                                                                                 year

                        12b-1 fee (Distribution           None                   After 3     $    24
                        fee)                                                     years

                        Other expenses     [A]                0.30%

                        Total operating expenses              0.75    %

GOVERNMENT INVESTMENT   Management fee                            0.45%          After 1     $ 8
                                                                                 year

                        12b-1 fee (Distribution                   None           After 3     $ 24
                        fee)                                                     years

                        Other expenses      (after                0.   30    %   After 5     $ 42
                           reimbursement)                                        years

                        Total operating expenses                  0.   75    %   After 10    $ 93
                                                                                 years

INTERMEDIATE BOND       Management fee                            0.45%          After 1     $ 7
                                                                                 year

                        12b-1 fee (Distribution           None                   After 3     $ 21
                        fee)                                                     years

                        Other expenses                            0.21%          After 5     $ 37
                                                                                 years

                        Total operating expenses                  0.66%          After 10    $ 82
                                                                                 years

SHORT FIXED-INCOME      Management fee                            0.45%          After 1     $ 8
                                                                                 year

                        12b-1 fee (Distribution           None                   After 3     $ 26
                        fee)                                                     years

                        Other expenses  (after                    0.35%          After 5     $ 44
                        reimbursement)                                           years

                        Total operating expenses                  0.80%          After 10    $ 99
                                                                                 years


MUNICIPAL FUNDS

      Operating Expenses         Examples


HIGH INCOME MUNICIPAL   Management fee                            0.40%   After 1     $ 8
                                                                          year

                        12b-1 fee (Distribution           None            After 3     $ 24
                        fee)                                              years

                        Other expenses      (after                0.35%   After 5     $ 42
                           reimbursement)                                 years

                        Total operating expenses                  0.75%   After 10    $ 93
                                                                          years

MUNICIPAL BOND          Management fee                            0.40%   After 1     $ 8
                                                                          year

                        12b-1 fee (Distribution           None            After 3     $ 24
                        fee)                                              years

                        Other expenses      (after                0.35%   After 5     $ 42
                           reimbursement)                 [A]             years

                        Total operating expenses                  0.75%   After 10    $ 93
                                                                          years


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
      Operating Expenses         Examples


INTERMEDIATE MUNICIPAL INCOME    Management fee                           0.40%   After 1     $ 8
                                                                                  year

                                 12b-1 fee (Distribution          None            After 3     $ 24
                                 fee)                                             years

                                 Other expenses     (after         0.35%          After 5     $ 42
                                    reimbursement)                                years

                                 Total operating expenses          0.75%          After 10    $ 93
                                                                                  years



SHORT-INTERMEDIATE MUNICIPAL INCOME   Management fee                    0.40%   After 1     $ 8
                                                                                year

                                      12b-1 fee (Distribution          None     After 3     $ 24
                                      fee)                                      years

                                      Other expenses     (after         0.35%   After 5     $ 42
                                         reimbursement)                         years

                                      Total operating expenses          0.75%   After 10    $ 93
                                                                                years


STATE MUNICIPAL FUNDS

      Operating Expenses         Examples


CALIFORNIA MUNICIPAL INCOME   Management fee                 0.40    %   [        After 1     $    8
                                                            A]                    year

                              12b-1 fee (Distribution    None                     After 3     $    24
                              fee)                                                years

                              Other expenses  (after         0.35    %   [A
                              reimbursement)                ]

                              Total operating expenses       0.75    %

NEW YORK MUNICIPAL INCOME     Management fee                 0.40    %            After 1     $    8
                                                                                  year

                              12b-1 fee (Distribution    None                     After 3     $    24
                              fee)                                                years

                              Other expenses  (after         0.35    %            After 5        $ 42
                              reimbursement)                                      years

                              Total operating expenses       0.75    %            After 10       $ 93
                                                                                  years


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
   A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses presented in the preceding table below would have been:
          Institutional
             Class

   Equity Growth                                0.77%

   Growth Opportunities                         0.84%

   Strategic Opportunities                      0.76%

   Large Cap                                    1.48%

   Equity Income                                0.70%

   Balanced                                     0.98%

   High Yield                                   1.05%

   Intermediate Municipal Income                0.74%

   California Municipal Income                  0.72%

   Short-Intermediate Municipal Income          0.74%

   New York Municipal Income                    0.68%

FMR has voluntarily agreed to reimburse the Institutional Class of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:
                                                     Effective
                                                     Date

TechnoQuant Growth                     1.50          12/31/9
                                      %              6

Mid Cap                                1.50          2/20/96
                                      %

   Equity Growth                          1.50          1/1/97
                                         %

   Strategic Opportunities                1.50          3/1/97
                                         %

   Growth Opportunities                   1.50          3/1/97
                                         %

Large Cap                              1.50          2/20/96
                                      %

Growth & Income                        1.   25       12/31/9
                                             %       6

   Equity Income                          1.25          3/1/97
                                         %

Balanced                               1.25          10/30/9
                                      %              5

High Yield                             1.10          7/1/95
                                      %

Strategic Income                       1.10          7/1/95
                                      %

Mortgage Securities                       0.75          3/1/97
                                             %

Government Investment                  0.75          7/1/95
                                      %

Intermediate Bond                      0.75          7/1/95
                                      %

Short-Fixed Income                     0.75          8/30/96
                                      %

High Income Municipal                  0.75          7/1/95
                                      %

Municipal Bond                         0.75          7/1/96
                                      %

Intermediate Municipal Income          0.75          7/1/95
                                      %

Short-Intermediate Municipal Income    0.75          7/1/95
                                      %

California Municipal Income            0.75          8/1/95
                                      %

New York Municipal Income              0.75          8/1/95
                                      %

   If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                           Other Expenses                        Total Operating
                                                                 Expenses

Mid Cap                                      2.64                                    3.24
                                            %                                       %

Large Cap                                    1.9   4                                 2.54
                                                   %                                %

Strategic Income                                0.96                                    1.55
                                                   %                                       %

Mortgage Securities                             4.12                                    4.57
                                                   %                                       %

Government                                   0.38                                       0    .83
Investment                                  %                                       %

Short Fixed-Income                           0.55                                    1.00
                                            %                                       %

High Income                                  3.   86                                 4.   26
Municipal                                          %                                       %

Municipal Bond   [A]                         1.14                                    1.54
                                            %                                       %

Intermediate                                 0.44                                    0.84
Municipal Income                            %                                       %

Short-Intermediate                           13.15                                   13.55
Municipal Income                            %                                       %

California Municipal                            0.45                                    0.85
Income   [A]                                       %                                       %

New York Municipal                              3.43                                    3.83
Income                                             %                                       %


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow    and each fund's financial
statements     have been audited by    Coopers and Lybrand L.L.P.,
independent accountants.    The funds'     financial highlights   ,
financial statements and reports    of the auditors     are    included in
each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Institutional Class of Technoquant Growth and Growth and Income commenced on December 31, 1996. Institutional Class of Mortgage Securities is expected to commence operations on or about February 28, 1997.
MID CAP FUND

   1.Selected Per-Share Data and RatiosE

   2.Period ended November 30                                               1996D

   3.Net asset value, beginning of period                                   $ 10.00

   4.Income from Investment Operations

   5. Net investment income (loss)                                           (.02)

   6. Net realized and unrealized gain (loss)                                1.72

   7. Total from investment operations                                       1.70

   8.Net asset value, end of period                                         $ 11.70

   9.Total returnB,C                                                          17.00%

   10.Net assets, end of period (000 omitted)                               $ 3,600

   11.Ratio of expenses to average net assets                                1.50%A,F


   12.Ratio of net investment income (loss) to average net assets            (.27)%A

   13.Portfolio turnover                                                     101%A

   14.Average commission rateG                                              $ .0382


   A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1996.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
EQUITY GROWTH FUND

   15.Selected Per-Share Data and Ratios




    16.Years
 ended November 30  1996       1995      1994G     1993      1992      1991      1990      1989         1988         1987

 17.Net asset
 value, beginning
 of period          $ 40.39    $ 28.90   $ 29.74   $ 26.37   $ 24.28   $ 15.55   $ 17.32   $ 12.02      $ 9.92       $ 13.18

 18.Income from
 Investment
 Operations

 19. Net
 investment
 income             .45D       .28       .30       .19D      .17       .04       .01       .06          .28F         .00D

 20. Net realized
 and unrealized
 gain (loss)        7.00       11.69     .42       3.78      4.55      8.69      .34       5.50         2.59         (2.03)

 21. Total from
 investment
 operations         7.45       11.97     .72       3.97      4.72      8.73      .35       5.56         2.87         (2.03)

 22.Less
 Distributions

 23. From net
 investment
 income             (.21)H     (.27)     (.11)     (.10)     (.03)     --        (.08)     (.26)        (.01)        (.01)

 24. From net
 realized gain      (2.11)H    (.16)     (1.45)    (.50)     (2.60)    --        (2.04)    --           (.76)        (1.22)

 25. In excess
 of net
 realized gain      --         (.05)     --        --        --        --        --        --           --           --

 26. Total
 distributions      (2.32)     (.48)     (1.56)    (.60)     (2.63)    --        (2.12)    (.26)        (.77)        (1.23)

 27.Net asset
 value, end
 of period          $ 45.52    $ 40.39   $ 28.90   $ 29.74   $ 26.37   $ 24.28   $ 15.55   $ 17.32      $ 12.02      $ 9.92

 28.Total returnC   19.68%     42.15%    2.46%     15.36%    21.14%    56.14%    2.75%     47.18%       29.77%       (17.12)
                                                                                                                     %

 29.Net assets,
 end of period
 (000 omitted)      $ 1,323,5  $ 791,07  $ 410,45  $ 296,46  $ 179,32  $ 68,766  $ 27,473  $ 24,523     $ 20,182     $ 43,537
                    26         4         0         6         5

 30.Ratio of
 expenses to
 average net
 assets             .79%       .83%      .86%      .95%      .98%      1.13%     1.74%     1.60%        1.47%        1.11%

 31.Ratio of
 expenses to
 average net
 assets             .77%I      .83%      .84%I     .94%I     .98%      1.13%     1.74%     1.60%        1.47%        1.11%
 after expense
 reductions

 32.Ratio of net
 investment income
 to                 1.11%      .92%      1.00%     .66%      .73%      .25%      .07%      .38%         1.20%        .00%
 average net
 assets

 33.Portfolio
 turnover           76%        97%       137%      160%      240%      254%      262%      269%         331%         226%

 34.Average
 commission rateJ   $ .0414


 GROWTH OPPORTUNITIES
35.Selected Per-Share Data and Ratios


 36.Years ended October 31                                                1996          1995E

 37.Net asset value, beginning of period                                  $ 30.97       $ 29.04

 38.Income from Investment Operations

 39. Net investment income                                                 .77D          .12

 40. Net realized and unrealized gain (loss)                               4.74          1.81

 41. Total from investment operations                                      5.51          1.93

 42.Less Distributions

 43. From net investment income                                            (.61)         --

 44. From net realized gain                                                (.40)         --

 45. Total distributions                                                   (1.01)        --

 46.Net asset value, end of period                                        $ 35.47       $ 30.97

 47.Total return,B,C                                                       18.25%        6.65%

 48.Net assets, end of period (000 omitted)                               $ 250,283     $ 71,952

 49.Ratio of expenses to average net assets                                .85%          .82%A

 50.Ratio of expenses to average net assets after expense reductions       .84%I         .81%A,I

 51.Ratio of net investment income to average net assets                   2.38%         2.33%A

 52.Portfolio turnover                                                     33%           39%

 53.Average commission rateJ                                              $ .0401


 A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN .
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
STRATEGIC OPPORTUNITIES

 54.Selected Per-Share Data and Ratios

 55.Years ended December 31                                               1996         1995F

 56.Net asset value, beginning of period                                  $ 24.80      $ 22.35

 57.Income from Investment Operations

 58. Net investment income                                                 .29D         .55

 59. Net realized and unrealized gain (loss)                               .17          3.00

 60. Total from investment operations                                      .46          3.55

 61.Less Distributions

 62. From net investment income                                            (.34)        (.55)

 63. From net realized gain                                                (2.35)       (.55)

 64. Total distributions                                                   (2.69)       (1.10)

 65.Net asset value, end of period                                        $ 22.57      $ 24.80

 66.Total returnB,C                                                       1.99%        15.96%

 67.Net assets, end of period (000 omitted)                               $ 41,832     $ 20,429

 68.Ratio of expenses to average net assets                                .78%         .97%A

 69.Ratio of expenses to average net assets after expense reductions       .76%H        .96%A,H

 70.Ratio of net investment income to average net assets                   1.21%        2.55%A

 71.Portfolio turnover                                                     151%         142%

 72.Average commission rateI                                              $ .0409


 LARGE CAP
73.Selected Per-Share Data and RatiosD


 74.Period ended November 30                                              1996E

 75.Net asset value, beginning of period                                  $ 10.00

 76.Income from Investment Operations

 77. Net investment income                                                 .03

 78. Net realized and unrealized gain (loss)                               1.83

 79. Total from investment operations                                      1.86

 80.Less Distributions                                                     --

 81.Net asset value, end of period                                        $ 11.86

 82.Total returnB,C                                                       18.60%

 83.Net assets, end of period (000 omitted)                               $ 9,144

 84.Ratio of expenses to average net assets                                1.50%A,G


 85.Ratio of expenses to average net assets after expense reductions       1.48%A,H


 86.Ratio of net investment income to average net assets                   .38%A

 87.Portfolio turnover                                                     59%A

 88.Average commission rateI                                               $ .0306


 A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1996.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
EQUITY INCOME
89.Selected Per-Share Data and Ratios




 90.Years ended November 30  1996       1995      1994H     1993      1992      1991      1990      1989       1988       1987

 91.Net asset value,
 beginning of period         $ 20.09    $ 16.07   $ 14.93   $ 12.88   $ 11.08   $ 9.52    $ 12.27   $ 11.10    $ 10.93    $13.54

 92.Income from Investment
 Operations

 93. Net investment income   .42G       .45       .41G      .39       .49       .63D      .69       .75        .75        .76

 94. Net realized and
unrealized gain (loss)       3.37       4.28      1.05      2.02      1.79      1.52      (2.42)    1.17       1.81       (1.53)

 95. Total from investment
 operations                  3.79       4.73      1.46      2.41      2.28      2.15      (1.73)    1.92       2.56       (.77)

 96.Less Distributions

 97. From net investment
 income                      (.42)      (.43)     (.32)     (.36)     (.48)     (.59)     (.72)     (.75)      (.74)      (.70)

 98. From net realized
gain                         (.46)      (.28)     --        --        --        --        (.30)     --         (1.65)     (1.14)

 99. Total distributions     (.88)      (.71)     (.32)     (.36)     (.48)     (.59)     (1.02)    (.75)      (2.39)     (1.84)

 100.Net asset value,
 end of period               $ 23.00    $ 20.09   $ 16.07   $ 14.93   $ 12.88   $ 11.08   $ 9.52    $ 12.27    $ 11.10    $ 10.93

 101.Total returnC           19.54%     30.43%    9.82%     18.90%    20.91%    22.97%    (14.90)   17.58%     26.99%     (7.28)%

                                                                                          %

 102.Net assets,
 end of period (000 omitted) $ 343,867  $ 297,45  $ 197,53  $ 191,13  $ 139,39  $ 168,59  $ 253,04  $ 463,69   $ 436,75   $ 443,60
                                        3         3         8         1         0         9         6          3          3

 103.Ratio of expenses
 to average net              .71%       .74%      .73%      .80%      .71%I     .67%I     .61%I     .55%I      .55%I      .54%I
 assets

 104.Ratio of expenses
 to average net              .70%J      .73%J     .71%J     .79%J     .71%      .67%      .61%      .55%       .55%       .54%
 assets after expense
 reductions

 105.Ratio of net
 investment income to        2.02%      2.52%     2.62%     3.00%     3.77%     5.66%     6.11%     6.09%       6.86%      5.58%
 average net assets

 106.Portfolio turnover      78%        80%       140%      120%      51%       91%       103%      93%         78%        137%

 107.Average commission rateE $ .0424


 BALANCED FUND
108.Selected Per-Share Data and Ratios


 109.Years ended October 31                                                1996         1995F

 110.Net asset value, beginning of period                                  $ 15.40      $ 15.23

 111.Income from Investment Operations

 112. Net investment income                                                 .54G         .25

 113. Net realized and unrealized gain (loss)                               .87          .09

 114. Total from investment operations                                      1.41         .34

 115.Less Distributions

 116. From net investment income                                            (.67)        (.17)

 117. From net realized gain                                                (.03)        --

 118. Total distributions                                                   (.70)        (.17)

 119.Net asset value, end of period                                        $ 16.11      $ 15.40

 120.Total returnB,C                                                       9.41%        2.22%

 121.Net assets, end of period (000 omitted)                               $ 21,819     $ 993

 122.Ratio of expenses to average net assets                                1.06%        .92%A,J

 123.Ratio of expenses to average net assets after expense reductions       1.03%J       .91%A,I

 124.Ratio of net investment income to average net assets                   3.54%        4.54%A

 125.Portfolio turnover                                                     223%         297%

 126.Average commission rateE                                              $ .0106


 A ANNUALIZED
B THE TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D INCLUDES $.04 PER SHARE FROM FOREIGN TAXES RECOVERED.
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATION WOULD HAVE BEEN HIGHER.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
HIGH YIELD PORTFOLIO

 127.Selected Per-Share Data and RatiosE

 128.Years ended October 31                                                1996         1995B

 129.Net asset value, beginning of period                                  $ 11.760     $ 11.560

 130.Income from Investment Operations

 131. Net investment income                                                 1.070        .390

 132. Net realized and unrealized gain (loss)                               .368         .193

 133. Total from investment operations                                      1.438        .583

 134.Less Distributions

 135. From net investment income                                            (1.078)      (.383)

 136.Net asset value, end of period                                        $ 12.120     $ 11.760

 137.Total returnC                                                          12.81%       5.07%

 138.Net assets, end of period (000 omitted)                               $ 37,632     $ 126

 139.Ratio of expenses to average net assets                                1.10%        .70%A

 140.Ratio of expenses to average net assets after expense reductions       1.05%F       .70%A

 141.Ratio of net investment income to average net assets                   9.26%        8.77%A

 142.Portfolio turnover                                                     121%         112%

 143.Average commission rateG                                              $ .0388


 STRATEGIC INCOME

 144.Selected Per-Share Data and Ratios

 145.Years ended December 31                                   1996         1995B

 146.Net asset value, beginning of period                      $ 11.030     $ 10.890

 147.Income from Investment Operations

 148. Net investment income                                     .826E        .456

 149. Net realized and unrealized gain (loss)                   .548         .340

 150. Total from investment operations                          1.374        .796

 151.Less Distributions

 152. From net investment income                                (.804)       (.426)

 153. From net realized gain                                    (.300)       (.230)

 154. Total distributions                                       (1.104)      (.656)

 155.Net asset value, end of period                            $ 11.300     $ 11.030

 156.Total returnC                                              13.04%       7.47%

 157.Net assets, end of period (000 omitted)                   $ 6,107      $ 107

 158.Ratio of expenses to average net assets                    1.10%D       1.10%A,D


 159.Ratio of net investment income to average net assets       7.47%        7.53%A

 160.Portfolio turnover                                         119%         193%


 A ANNUALIZED
B COMMENCEMENT OF SALE OF HIGH YIELD & STRATEGIC INCOME INSTITUTIONAL CLASS SHARES JULY 3, 1995.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
GOVERNMENT INVESTMENT

 161.Selected Per-Share Data and Ratios

 162.Years ended October 31                                    1996         1995B

 163.Net asset value, beginning of period                      $ 9.670      $ 9.560

 164.Income from Investment Operations

 165. Net investment income                                     .604E        .197

 166. Net realized and unrealized gain (loss)                   (.180)       .108

 167. Total from investment operations                          .424         .305

 168.Less Distributions

 169. From net investment income                                (.614)       (.195)

 170.Net asset value, end of period                            $ 9.480      $ 9.670

 171.Total returnC                                              4.58%        3.23%

 172.Net assets, end of period (000 omitted)                   $ 27,660     $ 14,588

 173.Ratio of expenses to average net assets                    .75%D        .75%A,D

 174.Ratio of net investment income to average net assets       6.43%        6.48%A

 175.Portfolio turnover                                         153%         261%


 A ANNUALIZED
B COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES JULY 3, 1995.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
INTERMEDIATE BOND



 176.Selected Per-Share Data and Ratios

 177.Years ended November 30 1996      1995     1994D    1993     1992     1991     1990     1989         1988         1987

 178.Net asset value,
 beginning of period         $ 10.770  $ 10.270 $ 11.160 $ 10.640 $ 10.550 $ 10.140 $ 10.410 $ 10.180     $ 10.250     $ 11.240

 179.Income from
 Investment Operations

 180. Net investment income  .705F     .671     .602     .832     .840     .884     .901     .937         .944         .953

 181. Net realized and
 unrealized gain (loss)      (.151)    .499     (.833)   .531     .102     .411     (.270)   .230         (.070)       (.770)

 182. Total from investment
 operations                  .554      1.170    (.231)   1.363    .942     1.295    .631     1.167        .874         .183

 183.Less Distributions

 184. From net investment
income                       (.704)    (.670)   (.597)   (.843)   (.852)   (.885)   (.901)   (.937)       (.944)       (.953)

 185. From net realized gain --        --       --       --       --       --       --       --           --           (.220)

 186. From return of capital --        --       (.062)   --       --       --       --       --           --           --

 187. Total distributions    (.704)    (.670)   (.659)   (.843)   (.852)   (.885)   (.901)   (.937)       (.944)       (1.173)

 188.Net asset value,
 end of period               $ 10.620  $ 10.770 $ 10.270 $ 11.160 $ 10.640 $ 10.550 $ 10.140 $ 10.410     $ 10.180     $ 10.250

 189.Total returnC           5.40%     11.73%   (2.10)%  13.17%   9.21%    13.35%   6.46%    12.03%       8.81%        1.78%

 190.Net assets, end of
 period (000 omitted)        $ 211,866 $ 208,86 $ 172,12 $ 183,79 $ 160,15 $ 327,75 $ 356,56 $ 426,83     $ 418,92     $ 407,22
                             1         2        0        6        6        4        2        9            8

 191.Ratio of expenses
 to average net assets       .66%      .67%E    .61%     .64%     .57%     .57%     .58%     .54%         .54%         .53%

 192.Ratio of net
 investment income to        6.69%     6.47%    6.45%    7.41%    7.96%    8.59%    8.90%    9.16%        9.16%        9.03%
 average net assets

 193.Portfolio turnover      200%      189%     68%      59%      7%       60%      59%      87%          48%          92%


 SHORT FIXED-INCOME

 194.Selected Per-Share Data and Ratios

 195.Years ended October 31                                    1996        1995B

 196.Net asset value, beginning of period                      $ 9.470     $ 9.450

 197.Income from Investment Operations

 198. Net investment income                                     .598F       .137

 199. Net realized and unrealized gain (loss)                   (.098)      .067G

 200. Total from investment operations                          .500        .204

 201.Less Distributions

 202. From net investment income                                (.600)      (.136)

 203. Return of capital                                         --          (.048)

 204. Total distributions                                       (.600)      (.184)

 205.Net asset value, end of period                            $ 9.370     $ 9.470

 206.Total returnC                                              5.45%       2.18%

 207.Net assets, end of period (000 omitted)                   $ 9,200     $ 9,827

 208.Ratio of expenses to average net assets                    .80%E       .85%A,E

 209.Ratio of net investment income to average net assets       6.37%       6.10%A

 210.Portfolio turnover                                         124%        179%


 A ANNUALIZED
B COMMENCEMENT OF SALE OF SHORT FIXED-INCOME INSTITUTIONAL CLASS SHARES JULY 3, 1995.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
HIGH INCOME MUNICIPAL

 211.Selected Per-Share Data and Ratios

 212.Years ended October 31                                  1996         1995B

 213.Net asset value, beginning of period                    $ 11.880     $ 11.700

 214.Income from Investment Operations

 215. Net interest income                                     .707E        .232

 216. Net realized and unrealized gain (loss)                 (.197)       .180

 217. Total from investment operations                        .510         .412

 218.Less Distributions

 219. From net interest income                                (.670)       (.232)

 220.Net asset value, end of period                          $ 11.720     $ 11.880

 221.Total returnC                                            4.41%        3.55%

 222.Net assets, end of period (000 omitted)                 $ 927        $ 154

 223.Ratio of expenses to average net assets                  .75%D        .75%A,D

 224.Ratio of net interest income to average net assets       5.88%        5.89%A

 225.Portfolio turnover                                       49%          37%


 MUNICIPAL BOND
226.Selected Per-Share Data and Ratios

 227.Year ended December 31                                  1996F

 228.Net asset value, beginning of period                    $ 7.990

 229.Income from Investment Operations

 230. Net interest income                                     .196

 231. Net realized and unrealized gain (loss)                 .200G

 232. Total from investment operations                        .396

 233.Less Distributions

 234. From net interest income                                (.196)

 235.Net asset value, end of period                          $ 8.190

 236.Total returnC                                            5.00%

 237.Net assets, end of period (000 omitted)                 $ 846

 238.Ratio of expenses to average net assets                  .75%A,D

 239.Ratio of net interest income to average net assets       4.88%A

 240.Portfolio turnover                                       35%

 A ANNUALIZED.
B COMMENCEMENT OF SALE OF HIGH INCOME MUNICIPAL INSTITUTIONAL CLASS SHARES JULY 3, 1995.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F COMMENCEMENT OF SALE OF MUNICIPAL BOND PORTFOLIO INSTITUTIONAL CLASS SHARES JULY 1, 1996.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
INTERMEDIATE MUNICIPAL INCOME



241.Selected Per-Share Data and Ratios

242.Years ended
 November 30          1996     1995    1994G     1993           1992           1991       1990        1989       1988       1987

243.Net asset value,
 beginning of period  $ 10.360 $ 9.410 $ 10.460  $ 11.080       $ 10.800       $ 10.640   $ 10.610    $ 10.520   $ 10.380 $ 10.990

244.Income from
 Investment Operations

245. Net  interest
  income              .487     .477    .481      .536           .666           .682       .689        .674       .650       .641

246. Net realized
 and unrealized gain
 (loss)               .050F    .950    (1.030)   .260           .280           .160       .030        .090       .140       (.540)

247. Total from
 investment
operations            .537     1.427   (.549)    .796           .946           .842       .719        .764       .790       .101

248.Less Distributions

249. From net
  interest  income    (.487)   (.477)  (.481)    (.536)         (.666)         (.682)     (.689)      (.674)     (.650)     (.641)

250. From net
 realized gain        --       --      --        (.880)         --             --         --          --         --         (.070)

251. In excess of
 net realized gain    --       --      (.020)    --             --             --         --          --         --         --

252. Total
 distributions        (.487)   (.477)  (.501)    (1.416)        (.666)         (.682)     (.689)      (.674)     (.650)     (.711)

253.Net asset value,
 end of period        $ 10.410 $ 10.360 $9.410   $ 10.460       $ 11.080       $ 10.800   $ 10.640    $ 10.610   $ 10.520   $ 10.380

254.Total returnC     5.36%    15.44%   (5.43)%  8.01%          9.01%          8.15%      7.04%       7.50%      7.77%      .97%

255.Net assets,
 end of period
 (000 omitted)        $ 6,455  $ 11,085 $ 11,702 $ 15,076       $ 28,428       $ 100,29   $ 111,506   $ 121,41   $ 132,44 $ 162,85
                                                                               4                      8          3          7

256.Ratio of expenses
 to average net       .75%D    .70%D    .65%D    .65%D          .66%D          .61%       .62%        .65%       .63%       .59%
assets

257.Ratio of expenses
 to average net       .74%E    .70%     .65%     .65%           .66%           .61%       .62%        .65%       .63%       .59%
assets after expense
 reductions

258.Ratio of net
  interest  income
 to average           4.68%    4.96%    4.75%    5.01%          6.05%          6.40%      6.53%       6.45%      6.20%      6.01%
net assets

259.Portfolio
 turnover             35%      53%      53%      46%            36%            20%        32%         31%        24%        43%


 SHORT-INTERMEDIATE MUNICIPAL INCOME

 260.Selected Per-Share Data and Ratios

 261.Years ended November 30                                               1996         1995B

 262.Net asset value, beginning of period                                  $ 10.230     $ 10.070

 263.Income from Investment Operations

 264. Net interest income                                                   .407         .178

 265. Net realized and unrealized gain (loss)                               .010         .160

 266. Total from investment operations                                      .417         .338

 267.Less Distributions

 268. From net interest income                                              (.407)       (.178)

 269. From net realized gain                                                (.030)       --

 270. Total distributions                                                   (.437)       (.178)

 271.Net asset value, end of period                                        $ 10.210     $ 10.230

 272.Total returnC                                                         4.19%        3.37%

 273.Net assets, end of period (000 omitted)                               $ 487        $ 134

 274.Ratio of expenses to average net assets                                .75%D        .75%A,D

 275.Ratio of expenses to average net assets after expense reductions       .74%E        .75%A

 276.Ratio of net interest income to average net assets                     4.03%        4.18%A

 277.Portfolio turnover                                                     62%          80%


 A ANNUALIZED
B COMMENCEMENT OF SALE OF SHARES JULY 3, 1995.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
CALIFORNIA MUNICIPAL INCOME

 278.Selected Per-Share Data and Ratios

 279.Period ended October 31                                               1996B

 280.Net asset value, beginning of period                                  $ 10.000

 281.Income from Investment Operations

 282. Net interest income                                                  .307

 283. Net realized and unrealized gain (loss)                              (.090)G

 284. Total from investment operations                                     .217

 285.Less Distributions

 286. From net interest income                                             (.307)

 287.Net asset value, end of period                                        $ 9.910

 288.Total returnD                                                         2.27%

 289.Net assets, end of period (000 omitted)                               $ 1,841

 290.Ratio of expenses to average net assets                               .75%A,F

 291.Ratio of expenses to average net assets after expense reductions      .72%A,E

 292.Ratio of net interest income to average net assets                    4.51%A

 293.Portfolio turnover                                                    21%A


 NEW YORK MUNICIPAL INCOME

 294.Selected Per-Share Data and Ratios

 295.Years ended October 31                                                1996         1995C

 296.Net asset value, beginning of period                                  $ 10.400     $ 10.000

 297.Income from Investment Operations

 298. Net interest income                                                  .468         .095

 299. Net realized and unrealized gain (loss)                              .070         .400

 300. Total from investment operations                                     .538         .495

 301.Less Distributions

 302. From net interest income                                             (.468)       (.095)

 303.Net asset value, end of period                                        $ 10.470     $ 10.400

 304.Total returnD                                                         5.28%        4.96%

 305.Net assets, end of period (000 omitted)                               $ 718        $ 683

 306.Ratio of expenses to average net assets                               .75%F        .75%A,F

 307.Ratio of expenses to average net assets after expense reductions      .68%E        .75%A

 308.Ratio of net interest income to average net assets                    4.53%        4.75%A

 309.Portfolio turnover                                                    17%          0%


 A ANNUALIZED
B FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
C AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. For Growth Opportunities, Balanced, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal
Income   ,     and New York Municipal Income, the fiscal year runs from
November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fiscal year runs from December 1 to November 30. For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December
31.    For Mortgage Securities, the fiscal year runs from August 1 to July
31. The tables below show the Institutional Class's performance over past fiscal years. Performance history will be available for TechnoQuant Growth and Growth & Income after the funds have been in operation for six months. For additional charts presenting the Institutional Class's calendar year performance, see Appendix B, beginning on page .
GROWTH FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*


                                     Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                                  of fund+                                      of fund+

MID CAP[B]                             n/a           n/a            n/a              n/a           n/a           17.   0    0%

EQUITY GROWTH [B]                     19.68%        19.49%         19.99%           19.68%        143.58%        518.61%

GROWTH OPPORTUNITIES [   A    ]       18.25%        17.86%         20.75%           18.25%        127.41%        441.98%

STRATEGIC OPPORTUNITIES [   C    ]    1.99%         12.27%         11.96%           1.99%         78.38%         209.44%

LARGE CAP[B]                           n/a           n/a            n/a              n/a           n/a           18.60%

EQUITY INCOME [B]                     19.54%        19.74%         13.56%           19.54%        146.15%        256.62%

BALANCED [A]                          9.41%         8.85%          11.42%           9.41%         52.79%         189.47%


TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*


                            Past 1 year     Past 5 years    10 Years/Life    Past 1 year     Past 5 years     10 Years/Life
                                                            of fund+                                          of fund+

HIGH YIELD [A]               12.81%          14.26%          13.68%           12.81%          94.76%           252.76%

STRATEGIC INCOME [C]         13.04%           n/a            16.20%           13.04%           n/a             38.58%

MORTGAGE SECURITIES [D]         6.72    %       7.80    %       8.30    %        6.72    %       45.56    %       122.02    %

GOVERNMENT INVESTMENT [A]    4.58%           6.82%           7.08%            4.58%           39.09%           95.84%

INTERMEDIATE BOND [B]        5.40%           7.34%           7.87%            5.40%           42.50%           113.33%

SHORT FIXED-INCOME [A]       5.45%           5.92%           7.15%            5.45%           33.30%           87.94%


MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*


                                        Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                                     of fund+                                      of fund+

HIGH INCOME MUNICIPAL [A]                4.41%         6.94%          9.11%            4.41%         39.86%         121.73%

MUNICIPAL BOND[C]                        4.02%         6.75%          7.23%            4.02%         38.65%         100.94%

INTERMEDIATE MUNICIPAL INCOME [B]        5.36%         6.25%             7.22    %     5.36%         35.42%         83.39%

SHORT-INTERMEDIATE MUNICIPAL INCOME [B]  4.19%          n/a           5.02%            4.19%          n/a           14.22%


STATE MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return


                                 Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                              of fund+                                      of fund+

CALIFORNIA MUNICIPAL INCOME[A]     n/a           n/a            n/a              n/a           n/a           2.27%

NEW YORK MUNICIPAL INCOME [A]     5.28%          n/a           8.68%             5.28%         n/a           10.51%


A  PERIOD ENDED OCTOBER 31, 1996
B  PERIOD ENDED NOVEMBER 30, 1996
C PERIOD ENDED DECEMBER 31, 1996
D PERIOD ENDED JULY 31, 1996
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; JANUARY 6, 1987 FOR BALANCED; JANUARY 5, 1987 FOR HIGH YIELD; OCTOBER 31, 1994 FOR STRATEGIC INCOME; JANUARY 7, 1987 FOR GOVERNMENT INVESTMENT; SEPTEMBER 16, 1987 FOR SHORT-FIXED INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; AND FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME) THROUGH THE ANNUAL PERIODS ENDED 1996.
* INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995 AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE A CLASS T 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR GROWTH OPPORTUNITIES AND BALANCED; 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME). INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES AND INCLUDE A THEN CURRENTLY APPLICABLE CLASS T 12B-1 FEE OF 0.65%. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES
FOR MUNICIPAL BOND TOOK PLACE ON JULY    1    , 1996. INSTITUTIONAL CLASS
SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY
   1    , 1996 ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND
WHICH DOES NOT BEAR A 12B-1 FEE.    INITIAL OFFERING OF INSTITUTIONAL CLASS
SHARES FOR MORTGAGE SECURITIES IS EXPECTED TO TAKE PLACE ON OR ABOUT FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE, INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales charges.
STANDARD & POOR'S 500 INDEX (S&P 500) is a widely recognized, unmanaged index of common stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each    equity     fund may quote its adjusted
net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional, or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 24, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Income is a non-diversified fund and Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 23, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Growth & Income, and Strategic Income, you are entitled to one vote for each share you own. For shareholders of Growth Opportunities, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
   (small solid bullet)     Fidelity Management & Research (U.K.) Inc. (FMR
U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic
Income,    Mortgage Securities,     Intermediate Bond, and Short
Fixed-Income.
   (small solid bullet)     Fidelity Management & Research Far East Inc.
(FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High
Yield, Strategic Income,    Mortgage Securitie    s   ,     Intermediate
Bond, and Short Fixed-Income.
   (small solid bullet)     Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
   (small solid bullet)     Fidelity International Investment Advisors
(U.K.) Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for Strategic Income.
   (small solid bullet)     Fidelity Investment Japan Ltd. (FIJ), in Tokyo,
Japan serves as a sub-adviser for Strategic Income.
As of December 31, 1996, FMR advised funds having approximately    29
million shareholder accounts with a total value of more than $   432
billion.
   John Carlson is Vice President and manager of Advisor Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio assistant and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.
Andrew Dudley is manager of Advisor Short-Fixed Income, which he has managed since February 1997. Mr. Dudley joined Fidelity as a manager in 1996. Previously, he was a portfolio manager with Putnam Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield, which she has managed since inception and manager of Advisor Strategic Income Fund's high yield investments, which she has managed since January 1996. In addition, she is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
George Fischer is manager of Advisor Municipal Bond, which he has managed since October 1995. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager. Kevin Grant is Vice President and manager of Advisor Mortgage Securities Fund, Advisor Intermediate Bond and Advisor Balanced Fund's fixed-income investments, which he has managed since July, 1993, October 1995, and March 1996, respectively. He manages other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income Fund's domestic investment-grade and U.S. government investments, all of which he has managed since February 1997. He also manages other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income Fund's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med. from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Tanya Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. She also manages other Fidelity funds. Since joining Fidelity in 1989, Ms. Roy has worked as an analyst and manager. Jonathan Short is manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is co-manager of Mortgage Securities, which he has managed since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971. Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity
Investments Institutional Operations Company    Inc.     (FIIOC) performs
certain transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of January 31, 1997, approximately 43.00% of California Municipal Income's total outstanding shares were held by FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Intermediate Municipal Income, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, although it employs FIIOC to perform these functions for the Institutional Class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri 64106.
A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality
and maturity. In general, bond prices rise when interest rates fall   ,
and fall when interest rates rise. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered. FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may also hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of
   December 31, 1996    , the S&P MidCap 400 included companies with
capitalizations of between $   192     million and $   6.5     billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's. Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long   -    term growth of capital by investing
primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. Under normal conditions, FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets
in equity securities, including common stocks, warrants   ,     and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES    FUND     seeks high current income, consistent with
prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government
securities.    Instruments related to U.S. Government securities may
include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of
   July     3   1    , 1996, the fund's dollar-weighted average maturity
was approximately    6.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    8.5     years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also
seek capital appreciation.    Although the fund can invest in securities of
any maturity, t    he fund normally maintains a dollar-weighted average
maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final
maturity.    As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter
than its stated final maturity. As of October        31, 1996, the fund's
dollar-weighted average maturity was approximately    2.2     years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing in municipal securities of any quality under normal conditions. Since the fund can emphasize lower-quality securities, FMR's research and analysis is an integral part of choosing the fund's investments. FMR normally invests so that at least 80% of the fund's
assets are invested in    municipal     securities whose interest is free
from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 12 and 20 years. As of October 31, 1996, the fund's dollar-weighted average
maturity was approximately    16.4     years.
MUNICIPAL BOND FUND seeks    a     high    level of     current income that
is free from federal income tax, consistent with preservation of capital,
by investing in investment-grade municipal    securities     under normal
conditions. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was
approximately    12.4     years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income,    that is
free from federal income tax,     consistent with preservation of capital,
by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's
assets     are invested in    municipal     securities whose interest is
free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's
dollar-weighted average maturity was approximately    8.6     years.
SHORT   -    INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of
capital   ,     by investing in investment-grade municipal securities under
normal conditions. FMR normally invests so that    at least     80% of the
fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's
dollar-weighted average maturity was approximately    3.4     years.
CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    14.4     years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990- 1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections.
California's long-term credit rating    stabilized after having     been
reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was
approximately    13.3     years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of    TechnoQuant Growth, Mid Cap, Equity Growth, Growth
Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity
Income, Balanced, High Yield and Strategic Income     reserves the right to
invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information
about each fund's investments are contained in the funds   '     SAI.
Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each
fund   '    s financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant
Growth and Growth & Income, this limitation does not apply to    securities
of other investment companies.
With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Other debt securities, such as zero coupon bonds, do not pay interest, but are sold at a discount from their face values.
Debt securities, loans, and other direct debt have varying levels of sensitivity to changes in interest rates and varying degrees of quality. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and tax-exempt lower-quality debt securities (sometimes called "municipal junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments)
in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS:    For all of TechnoQuant Growth, Mid Cap, Equity Growth,
Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income,
Equity Income, Balanced, High Yield and Strategic Income     purchase of a
debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
FISCAL YEAR ENDED 1996 DEBT HOLDINGS
   Mid Equity Growth Strategic Large Growth & Equity  High Strategic High
Income

S&P RATING   Cap Growth Opportunities Opportunities Cap Income Income
Balanced Yield Income Municipal
INVESTMENT GRADE

Highest quality AAA

High quality AA -- -- 15.44% 6.43% -- -- 2.80% 31.90% -- 40.55% 27.16%

Upper-medium grade A

Medium grade BBB -- -- -- -- -- -- -- 3.26% 0.30% 0.57% 22.24%
LOWER QUALITY

Moderately speculative BB -- -- -- -- -- -- 0.45% 0.56% 11.90% 8.33%
9.89%

Speculative B 0.06% -- -- -- -- -- 0.06% 1.96% 47.80% 27.31% 0.53%

Highly speculative CCC --  -- -- -- -- -- 0.25% 5.40% 2.20% --

Poor quality CC -- -- -- -- -- -- -- -- -- -- --

Lowest quality, no interest C

In default, in arrears D -- -- -- -- -- -- -- -- 0.10% --
0.38%


   Mid Equity Growth Strategic Large Growth & Equity  High Strategic High
Income

MOODY'S RATING   Cap Growth Opportunities Opportunities Cap Income Income
Balanced Yield Income
Municipal
INVESTMENT GRADE

Highest quality Aaa

High quality Aa -- -- 15.44% 6.43% -- -- 2.80% 33.87% -- 39.06% 26.58%

Upper-medium grade A

Medium grade Baa -- -- -- -- -- -- 0.02% 2.29% 0.10% 0.18% 22.72%
LOWER QUALITY

Moderately speculative Ba -- -- -- -- -- -- 0.25% 0.94% 8.60% 7.21%
9.19%

Speculative B -- -- -- 0.21% -- -- 0.26% 2.29% 48.90% 27.31% 0.18%

Highly speculative Caa -- -- -- -- -- -- -- 0.12% 9.70% 3.23% 0.60%

Poor quality Ca -- -- -- -- -- -- -- -- 0.03% 0.02% --

Lowest quality, no interest C -- -- -- -- -- -- -- -- -- --
--

In default, in arrears --- -- -- -- -- -- -- -- -- -- --
--


EACH FUND DOES NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH ITS DEBT QUALITY POLICY.
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO 0.76% FOR BALANCED, 1.02% FOR STRATEGIC OPPORTUNITIES, AND
7.68% FOR HIGH YIELD, 8.98% FOR STRATEGIC INCOME, AND 27.02% FOR HIGH INCOME MUNICIPAL. THESE PERCENTAGES MAY
INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. FMR
HAS DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER QUALITY ACCOUNT FOR 0.76% FOR BALANCED, 1.02% FOR STRATEGIC
OPPORTUNITIES, 7.68% FOR HIGH YIELD, 8.97% FOR STRATEGIC INCOME, AND 24.84% FOR HIGH INCOME MUNICIPAL. FOR FOREIGN
GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS A RATING
BASED ON THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic
Opportunities, Large Cap,    Growth & Income,     Equity Income, and
   Balanced     currently intends to limit its investments in lower than
Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa- quality debt securities to 5% of its assets.
Municipal Bond invests    only     in investment-grade securities. A
security is considered to be investment   -    grade if it is judged by FMR
to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments
in medium quality securities, as judged by FMR   ,     to one-third of its
total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality. Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal does not currently intend to invest more than 10% of its total assets in bonds that are in default.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the
state of California or New York or    their respective     counties,
municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of the following: purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk. MORTGAGE SECURITIES are interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities,    in
    repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case
of a    municipal     money market fund) while maintaining a stable $1.00
share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, and
Short-Intermediate Municipal Income   , California Municipal Income, New
York Municipal Income,     do not currently intend to invest    in
    repurchase agreements. Equity Growth and Strategic Opportunities will not invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 100% of its total assets each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
With respect to 75% of its total assets   ,     each of TechnoQuant Growth,
Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for
TechnoQuant Growth and Growth & Income   , to securities of other
investment companies.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to
U.S. Government securities    or to securities of other investment
companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. Under normal conditions, the fund will invest at least 65% of its assets in common and preferred stock.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks    a     high    level of     current
income, consistent with prudent investment risk, by investing primarily in
mortgage   -    related securities   . In seeking current income, the fund
may also consider the potential for capital gain    .
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide    as     high    a level of
interest     income    exempt     from federal income tax    as is
consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax. SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax. CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant
Growth and Growth & Income, to    securities of other investment
companies.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single
issuer.    These limitations do     not apply to U.S. Government securities
or, for TechnoQuant Growth and Growth & Income,    to securities of other
investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its average net assets. The fee for TechnoQuant Growth, Mid Cap, Equity Growth, Large
Cap, Growth & Income, Balanced, High Yield, Strategic Income,    Mortgage
Securities,     Government Investment, Intermediate Bond, Short
Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by the fund's average
net assets. The fee   s     for Growth Opportunities and Strategic
Opportunities    are     determined by taking a basic fee and then applying
a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income and Balanced, this rate cannot rise above 0.52%, and it drops as total assets under management increase. For High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short
Fixed-Income, High Income Municipal,    Municipal Bond,     Intermediate
Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, this rate cannot rise above 0.37%, and it drops as total assets under management increase. The basic fee rate is calculated monthly by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The performance adjustment rate is calculated monthly by comparing the performance of Growth Opportunities and Strategic Opportunities to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is " 0.20%. Investment performance will be measured separately for each class of shares offered by Growth Opportunities and Strategic Opportunities and the least of the results obtained will be used in calculating the performance adjustment.
   The following table states the management fee for each fund for its most recent fiscal year end.
       Group     Individual   Total
      Fee Rate    Fund Fee    Manageme
                  Rate        nt Fee


   TechnoQuant Growth [A]                        0.30%           0.30%             0.60%

   Mid Cap                                       0.30%           0.30%             0.60%

   Equity Growth                                 0.30%           0.30%             0.61%
                                                                [B]

   Growth Opportunities [C]                      0.30%           0.30%             0.61%

   Strategic Opportunities [C]                   0.30%           0.30%             0.48%

   Large Cap                                     0.30%           0.30%             0.60%

   Growth & Income [A]                           0.30%           0.20%             0.50%

   Equity Income                                 n/a             n/a               0.50%

   Balanced                                      0.30%           0.15%[D           0.50%
                                                                ]

   High Yield                                    0.14%           0.45%             0.60%

   Strategic Income                              0.14%           0.45%             0.59%

   Mortgage Securities                           0.15%           0.30%             0.45%

   Government Investment                         0.14%           0.30%             0.45%

   Intermediate Bond                             0.14%           0.30%             0.45%

   Short Fixed-Income                            0.14%           0.30%             0.45%

   High Income Municipal Fund                    0.14%           0.25%             0.40%

   Municipal Bond Fund                           0.14%           0.25%             0.40%

   Intermediate Municipal Income                 0.14%           0.25%             0.40%

   Short-Intermediate Municipal Income           0.14%           0.25%             0.40%

   California Municipal Income[A]                0.14%           0.25%             0.40%

   New York Municipal Income                     0.14%           0.25%             0.40%


[A] ESTIMATED
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.33% TO 0.30%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.64%.
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS    0.61    % FOR
GROWTH OPPORTUNITIES AND    0.61    % FOR STRATEGIC OPPORTUNITIES.
   [D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.55%.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of each fund with
sub-advisory agreement   s     paid FMR U.K., FMR Far East,    FIJ     and
FIIA fees equal to    less than 0.01%    , of each fund's average net
assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Government Investment, Mortgage Securities, Intermediate Bond, and
Short Fixed-Income (the Taxable Funds). Fidelity Service Co   mpany,
Inc    . (FSC) calculates the NAV and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.
                     Each Fund
      Institutiona   to FSC
      l Class to
      FIIOC

   Mid Cap                            0.16%           0.05%

   Equity Growth                      0.14%           0.02%

   Growth Opportunities               0.14%           0.01%

   Strategic Opportunities            0.16%           0.05%

   Large Cap                          0.16%           0.22%

   Equity Income                      0.14%           0.04%

   Balanced                           0.15%           0.02%

   High Yield                         0.16%           0.04%

   Strategic Income                   0.17%           0.06%

   Mortgage Securities                 *              0.04%

   Government Investment              0.16%           0.04%

   Intermediate Bond                  0.14%           0.04%

   Short Fixed-Income                 0.15%           0.04%

   * CLASS IS EXPECTED TO COMMENCE OPERATIONS IN FEBRUARY 1997.
UMB is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income (the Municipal
Funds).     UMB has entered into a sub-arrangement with FIIOC. FIIOC
performs transfer agency, dividend disbursing and shareholder services for the Institutional Class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income (the Municipal Funds). UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each of the Municipal Funds. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the Institutional Class or the fund, as appropriate, for such payments.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.
                                      UMB to          UMB to
                                      FIIOC on        FSC on
                                      behalf of       behalf of
                                      Institutiona    each fund
                                      l Class

High Income Municipal                     0.20    %       0.04    %

Municipal Bond                            0.31    %       0.03    %

Intermediate Municipal Income             0.17    %       0.08    %

Short-Intermediate Municipal Income       0.33    %       0.20    %

California Municipal Income               0.13    %       0.18    %

New York Municipal Income                 0.10    %       0.10    %

The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional
Class shares.    FMR     directly, or through FDC, may make payments to
third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio
turnover rate for Growth & Income is not expected to    exceed     200% for
its first fiscal period ending November 30, 1997.
The portfolio turnover rate for the fiscal year ended 1996 was
   101    %    for Mid Cap, 76% for Equity Growth, 33% for Growth
Opportunities, 151% for Strategic Opportunities, 59% for Large Cap, 78% for Equity Income, 223% for Balanced, 121% for High Yield, 119% for Strategic Income, 221% for Mortgage Securities, 153% for Government Investment, 200% for Intermediate Bond, 124% for Short Fixed-Income, 49% for High Income Municipal, 35% for Municipal Bond, 35% for Intermediate Municipal Income, 62% for Short-Intermediate Municipal Income, 21% for California Municipal
Income, and 17% for New York Municipal Income.     These rates vary from
year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed on the right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR
TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your
order to buy shares to    the     transfer agen   t     before the close of
business on the day you place your order.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described below. If there is no account application accompanying this prospectus, call your investment professional or 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
   For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$500
Through regular investment plans*   *     $1,000   *
TO ADD TO AN ACCOUNT $250   *
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts     $100
Through regular investment plans $100   *
MINIMUM BALANCE $1,000   **
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts     NONE
   * INVESTMENT MINIMUMS AND MINIMUM ACCOUNT BALANCES ARE ALSO WAIVED FOR INVESTMENTS IN CERTAIN RETIREMENT ACCOUNTS FUNDED THROUGH SALARY REDUCTION, OR ACCOUNTS FUNDED WITH THE PROCEEDS OF DISTRIBUTIONS FROM SUCH FIDELITY RETIREMENT ACCOUNTS.
* * AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000 PROVIDED THAT A REGULAR PAYMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES", ON PAGE .
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT





PHONE          (small solid bullet) Exchange from the same class of another        (small solid bullet) Exchange from the same class
                                                                                   of another
1-800-843-3001
 OR YOUR        Fidelity Advisor fund or from another                              Fidelity Advisor fund or from another
INVESTMENT
 PROFESSIONAL   Fidelity fund account with the same                                Fidelity fund account with the same
                registration, including name, address, and                         registration, including name, address, and
                taxpayer ID number.                                                taxpayer ID number.

Mail
 (mail_graphic) (small solid bullet) Complete and sign the account application.    (small solid bullet) Make your check payable to
                                                                                   the complete
                Make your check payable to the complete                            name of the fund of your choice and note
                name of the fund of your choice and note                           the applicable class. Indicate your fund
                the applicable class. Mail to the address                          account number on your check and mail to
                indicated on the application.                                      the address printed on your account
                                                                                   statement.
                                                                                   (small solid bullet) Exchange by mail: call
                                                                                   1-800-843-3001 or
                                                                                   your investment professional for instructions.

In Person
 (hand_graphic) (small solid bullet) Bring your account application and check to   (small solid bullet) Bring your check to your
                                                                                   investment
                your investment professional.                                      professional.

Wire
 (wire_graphic) (small solid bullet) Call 1-800-843-3001 to set up your account    (small solid bullet) Not available for retirement
                                                                                   accounts.
                and to arrange a wire transaction. Not                             (small solid bullet) Wire to:
                available for retirement accounts.                                 Banker's Trust Co.
                (small solid bullet) Wire to:                                      Routing # 021001033
                Banker's Trust Co.                                                 Fidelity DART Depository
                Routing # 021001033                                                Account # 00159759
                Fidelity DART Depository                                           FBO: (account name)
                Account #00159759                                                  (account number)
                FBO: (account name)
                (account number)                                                   Specify the complete name of the fund of
                                                                                   your choice, note the applicable class and
                Specify the complete name of the fund of                           include your account number and your
                your choice, note the applicable class and                         name.
                include your new account number and your
                name.


Automatically
 (automatic_
graphic)        (small solid bullet) Not available.                                (small solid bullet) Use Fidelity Advisor
                                                                                   Systematic
                                                                                   Investment Program. Sign up for this
                                                                                   service when opening your account, or
                                                                                   call your investment professional to begin
                                                                                   the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your
order to sell shares to    the transfer agent     before the close of
business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimums do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration,
(small solid bullet) You wish to set-up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the
table    on page     .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.






                       ACCOUNT TYPE                   SPECIAL REQUIREMENTS
PHONE           All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-843-3001
 OR YOUR
INVESTMENT
 PROFESSIONAL

(phone_graphic) All account types                     (small solid bullet) You may exchange to the same class of other
                                                      Fidelity Advisor funds or to other Fidelity funds if
                                                      both accounts are registered with the same
                                                      name(s), address, and taxpayer ID number.

Mail
  (mail_graphic)Individual, Joint Tenant,             (small solid bullet) The letter of instruction must    (with signature
                Sole Proprietorship, UGMA, UTMA          guaranteed)     be signed by all persons required to
                                                      sign for transactions, exactly as their names
                Retirement account                    appear on the account.
                                                      (small solid bullet) The account owner should complete a retirement distribution form. Call 1-800-843-3001 or your
                                                      investment professional to request one.

                Trust                                 (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the
                                                      account registration, provide a copy of the trust
                                                      document certified within the last 60 days.

                Business or Organization              (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the
                                                      letter    (with signature guaranteed)    .

                Executor, Administrator,              (small solid bullet) Call 1-800-843-3001 or your investment
                Conservator/Guardian                  professional for instructions.

Wire
 (wire_graphic) All account types except retirement   (small solid bullet) You must sign up for the wire feature before using
                                                      it. To verify that it is in place, call 1-800-843-3001.
                                                      Minimum wire: $1,000.
                                                      (small solid bullet) Your wire redemption request must be received
                                                         and accepted     by the transfer agent before 4:00
                                                      p.m. Eastern time for money to be wired on the
                                                      next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of
other Fidelity funds   ,     by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND




MINIMUM  MINIMUM

INITIAL  ADDITIONAL   FREQUENCY                     SETTING UP OR CHANGING
$1,000  $100          Monthly, bimonthly,       (small solid bullet)     For a new account, complete the appropriate section on the
                      quarterly,             application.
                      or semi-annually          (small solid bullet)     For existing accounts, call your investment professional
                                             for an
                                             application.
                                                (small solid bullet)     To change the amount or frequency of your investment,
                                             contact
                                             your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income and Balanced deducts a distribution from its NAV, the reinvestment
price is the applicable    class    's NAV at the close of business that
day. Dividends from High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New
York Municipal Income will be reinvested at the applicable    class's
NAV on the last day of the month. Capital gain distributions from High
Yield, Strategic Income,    Mortgage Securities    , Government Investment,
Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions for each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
However, for shareholders of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends, long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements
and some agency-backed securities, may        not qualify for the benefit.
   Ginnie Mae securities and other mortgage-backed securities are notable
exceptions in most states.     In addition, some states may impose
intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state. Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January,    the transfer agen    t will send you and the IRS a
statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or corporate income taxes.
To the extent that New York Municipal Income's income dividends are derived from state-tax free investments, they will be free from New York State and City personal income taxes.
During the fiscal year ended 1996,    100    % of the income dividends from
   High Income Municipal, Municipal Bond, Intermediate Municipal Income,
Short-Intermediate Municipal Income,     California Municipal Income and
New York Municipal Income was free from federal income tax.    During the
fiscal year ended 1996, 100% of California Municipal Income's income dividends was free from California taxes, and 100% of New York Municipal Income's income dividends was free from New York taxes. During the fiscal year ended 1996, 26.36% of High Income Municipal's, 0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal Income's, and 0.09% of New York Municipal Income fund's, income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share)    of Institutional Class
shares is its NAV. The     REDEMPTION PRICE (price to sell one share) of
Institutional Class shares    is     its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
   (small solid bullet) Automated Purchase Orders: For shares of High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, California Municipal Income, New York Municipal Income, Intermediate Bond, Intermediate Municipal Income, Short-Fixed Income, and Short-Intermediate Municipal Income begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of    High Yield,
Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, California Municipal Income, New York Municipal Income, Intermediate Bond, Intermediate Municipal Income, Short-Fixed
Income, and Short-Intermediate Municipal Income,     you begin to earn
dividends as of the first business day following the day your funds are received.
   AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check,
or Federal Reserve check   , or automatic investment plan.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A -Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate   d     BB has less near-term vulnerability to default than
other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. DESCRIPTION OF MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF STANDARD & POOR'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate   d     BB has less near-term vulnerability to default than
other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX B
EQUITY GROWTH - INSTITUTIONAL CLASS




Calendar year
 total returns+  1987         1988   1989   1990   1991   1992   1993   1994          1995           1996

EQUITY GROWTH
 -
 INSTITUTIONAL
 CLASS           -   0    .57 15.57  44.84  6.93%  64.71  10.14  15.71  -   0    .04  40.12          16.89
                 %            %      %             %      %      %      %             %              %

   Lipper Growth
 Funds
 AverageA           3.08%     14.79  26.91  -4.49  36.70  8.08%  10.63  -2.17         30.79          19.24
                                 %   %      %      %             %       %            %              %

S&P 500          5.10%        16.61  31.69  -3.10  30.47  7.62%  10.08  1.32%         37.58          22.96
                              %      %      %      %             %                    %              %

Consumer Price
 Index           4.43%        4.42%  4.65%  6.11%  3.06%  2.90%  2.75%  2.67%         2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: -0.5700000000000001
Row: 2, Col: 1, Value: 15.57
Row: 3, Col: 1, Value: 44.84
Row: 4, Col: 1, Value: 6.930000000000001
Row: 5, Col: 1, Value: 64.71000000000001
Row: 6, Col: 1, Value: 10.14
Row: 7, Col: 1, Value: 15.71
Row: 8, Col: 1, Value: -0.04
Row: 9, Col: 1, Value: 40.12
Row: 10, Col: 1, Value: 16.89
(LARGE SOLID BOX) EQUITY GROWTH - INSTITUTIONAL
CLASS
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS




Calendar year
 total returns+     1988       1989     1990     1991     1992  1993     1994     1995           1996

GROWTH
 OPPORTUNITIES -    33.28      24.14    -1.65    42.68    15.03 22.17    2.86%    33.58          18.30
INSTITUTIONAL
 CLASS              %          %        %        %        %     %                 %              %

   Lipper Growth
 Funds AverageA
                       14.79   26.91    -4.49    36.70    8.08% 10.63    -2.17    30.79          19.24
                       %          %        %        %              %        %        %              %

S&P 500             16.61      31.69    -3.10    30.47    7.62% 10.08    1.32%    37.58          22.96
                    %          %        %        %              %                 %              %

Consumer Price
 Index              4.42%      4.65%    6.11%    3.06%    2.90% 2.75%    2.67%    2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 33.28
Row: 3, Col: 1, Value: 24.14
Row: 4, Col: 1, Value: -1.65
Row: 5, Col: 1, Value: 42.68
Row: 6, Col: 1, Value: 15.03
Row: 7, Col: 1, Value: 22.17
Row: 8, Col: 1, Value: 2.86
Row: 9, Col: 1, Value: 33.58
Row: 10, Col: 1, Value: 18.3
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -
INSTITUTIONAL CLASS
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS




Calendar year
 total returns+  1987      1988     1989     1990         1991     1992  1993     1994     1995     1996

STRATEGIC
 OPPORTUNITIES - -6.33     22.25    32.60    -7.17        23.08    12.87 20.44    -7.17    38.60    1.99%
INSTITUTIONAL
 CLASS           %         %        %        %            %        %     %        %        %

   Lipper
 Capital
 Appreciation
 FundsB             -0.03  14.09    26.60    -8.24        39.91    8.78% 15.68    -3.38    30.34    16.31
                    %         %        %        %            %              %        %        %        %

S&P 500          5.10%     16.61    31.69       -    3.10 30.47    7.62% 10.08    1.32%    37.58    22.96
                           %        %        %             %             %                 %        %

Consumer
 Price Index     4.43%     4.42%    4.65%    6.11%        3.06%    2.90% 2.75%    2.67%    2.54%       3.32    %



Percentage (%)
Row: 1, Col: 1, Value: -6.33
Row: 2, Col: 1, Value: 22.25
Row: 3, Col: 1, Value: 32.6
Row: 4, Col: 1, Value: -7.17
Row: 5, Col: 1, Value: 23.08
Row: 6, Col: 1, Value: 12.87
Row: 7, Col: 1, Value: 20.44
Row: 8, Col: 1, Value: -7.17
Row: 9, Col: 1, Value: 38.6
Row: 10, Col: 1, Value: 1.99
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS
EQUITY INCOME - INSTITUTIONAL CLASS




Calendar year
 total returns+   1987     1988  1989   1990   1991   1992   1993    1994   1995    1996

EQUITY INCOME
 -
 INSTITUTIONAL
 CLASS            -2.24    23.23 18.43  -14.2  29.81  14.94  18.80   7.50%  33.49   15.26
                  %        %     %      8%     %      %      %              %       %

   Lipper Equity
Income Funds
 AverageC            -2.18 16.74 22.18  -6.78  26.86  9.77%  13.66   -2.54  30.17   18.85
                     %     %     %      %      %             %       %      %          %

S&P 500           5.10%    16.61 31.69  -3.10  30.47  7.62%  10.08   1.32%  37.58   22.96
                           %     %      %      %             %              %       %

Consumer
 Price Index     4.43%     4.42% 4.65%  6.11%  3.06%  2.90%  2.75%   2.67%  2.54%      3.32    %



Percentage (%)
Row: 1, Col: 1, Value: -2.24
Row: 2, Col: 1, Value: 23.23
Row: 3, Col: 1, Value: 18.43
Row: 4, Col: 1, Value: -14.28
Row: 5, Col: 1, Value: 29.81
Row: 6, Col: 1, Value: 14.94
Row: 7, Col: 1, Value: 18.8
Row: 8, Col: 1, Value: 7.5
Row: 9, Col: 1, Value: 33.49
Row: 10, Col: 1, Value: 15.26
(LARGE SOLID BOX) EQUITY INCOME -
INSTITUTIONAL CLASS
BALANCED - INSTITUTIONAL CLASS




Calendar year
 total returns+     1988      1989   1990   1991   1992   1993          1994         1995           1996

BALANCED
 -
 INSTITUTIONAL
 CLASS              20.89     24.60  -2.94  34.48  9.20%  19.   6    6  -5.09        15.00          8.68%
                    %         %      %      %             %             %            %

   Lipper Balanced
 Funds AverageD        12.34  19.57  -0.57  26.69  7.07%  10.91           -2.50         25.16          13.76
                       %      %      %      %             %               %             %              %

S&P 500             16.61     31.69  -3.10  30.47  7.62%  10.08        1.32%         37.58          22.96
                    %         %      %      %             %                          %              %

Consumer
 Price Index        4.42%     4.65%  6.11%  3.06%  2.90%  2.75%        2.67%         2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 20.89
Row: 3, Col: 1, Value: 24.6
Row: 4, Col: 1, Value: -2.94
Row: 5, Col: 1, Value: 34.58
Row: 6, Col: 1, Value: 9.199999999999999
Row: 7, Col: 1, Value: 19.66
Row: 8, Col: 1, Value: -5.09
Row: 9, Col: 1, Value: 15.0
Row: 10, Col: 1, Value: 8.68
(LARGE SOLID BOX) BALANCED - INSTITUTIONAL CLASS
HIGH YIELD - INSTITUTIONAL CLASS




Calendar year
 total returns+  1988      1989    1990   1991   1992    1993          1994           1995           1996

HIGH YIELD
 -
 INSTITUTIONAL
 CLASS           17.24     3.64%   7.30%  34.94  23.09   20.45         -1.49          18.69          13.24
                 %                        %      %       %             %              %              %

   Lipper High
 Current Yield
 Funds              12.89  -0.58   -10.1  36.91   17.51

   18.95         -3.85          16.43          13.67
   AverageE         %      %       3%     %       %

   %             %              %              %

Merrill Lynch
 High Yield
 Master Index    13.47     4.23%   -4.35  34.58  18.16   17.18         -1.17          19.91          11.06
                 %                 %      %      %       %             %              %              %

Consumer
 Price Index     4.42%     4.65%   6.11%  3.06%  2.90%   2.75%         2.67%          2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 17.24
Row: 3, Col: 1, Value: 3.64
Row: 4, Col: 1, Value: 7.3
Row: 5, Col: 1, Value: 34.94
Row: 6, Col: 1, Value: 23.09
Row: 7, Col: 1, Value: 20.45
Row: 8, Col: 1, Value: -1.49
Row: 9, Col: 1, Value: 18.69
Row: 10, Col: 1, Value: 13.24
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL
CLASS
STRATEGIC INCOME - INSTITUTIONAL CLASS




Calendar year total returns+                                                                    1995           1996

STRATEGIC INCOME - INSTITUTIONAL                                                                22.   41       13.04
CLASS                                                                                                  %       %

   Lipper Multi-Sector
 Income Funds AverageF                                                                             16.92          11.74
                                                                                                   %              %

Merrill Lynch High Yield Master Index                                                           19.91          11.06
                                                                                                %              %

Consumer Price Index                                                                            2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 22.41
Row: 10, Col: 1, Value: 13.04
(LARGE SOLID BOX) STRATEGIC INCOME -
INSTITUTIONAL CLASS
MORTGAGE SECURITIES - INSTITUTIONAL CLASS




Calendar year
 total returns+    1986      1987   1988   1989      1990     1991     1992      1993           1994           1995

MORTGAGE
 SECURITIES -      11.26     2.70%  6.72%  13.64     10.36    13.61    5.45    %    6.71    %      1.94    %      17.02
INSTITUTIONAL
 CLASS             %                              %         %        %                                                %

   Lipper
 U.S. Mortgage
 Funds             11.27     2.53%  7.47%  12.71     9.52%    15.00    6.38%        7.58%          -4.83          16.29
   AverageG        %                          %                  %                                 %              %

Salomon
 Brothers
 Mortgage Index    13.44     4.06%  8.81%  15.16     10.90    15.64    7.37%

   7.04    %      -1.43          16.77
                   %                              %         %        %                                 %              %

Consumer
 Price Index       1.10%     4.43%  4.42%  4.65%     6.11%    3.06%    2.90%     2.75%          2.67%          2.54%



Percentage (%)
Row: 1, Col: 1, Value: 11.26
Row: 2, Col: 1, Value: 2.7
Row: 3, Col: 1, Value: 6.72
Row: 4, Col: 1, Value: 13.64
Row: 5, Col: 1, Value: 10.36
Row: 6, Col: 1, Value: 13.61
Row: 7, Col: 1, Value: 5.45
Row: 8, Col: 1, Value: 6.71
Row: 9, Col: 1, Value: 1.94
Row: 10, Col: 1, Value: 17.02
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS




Calendar year
 total returns+ 1988     1989     1990   1991     1992   1993         1994           1995           1996

GOVERNMENT
 INVESTMENT -   6.57%    11.75    8.37%  13.45    6.48%  9.36%        -3.85          17.70          2.33%
INSTITUTIONAL
 CLASS                   %               %                            %              %

   Lipper
 General U.S.
 Government        6.67% 12.46    8.22%  14.44    6.41%

   9.42%        -4.64          17.34          1.72%
   Funds
 AverageH                   %               %                            %              %

Salomon
 Brothers
 Treasury/
Agency          7.10%    14.24    8.78%  15.33    7.24%  10.74        -3.40          18.39          2.76%
Index                    %               %               %            %              %

Consumer
 Price Index    4.42%    4.65%    6.11%  3.06%    2.90%  2.75%        2.67%          2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.57
Row: 3, Col: 1, Value: 11.75
Row: 4, Col: 1, Value: 8.370000000000001
Row: 5, Col: 1, Value: 13.45
Row: 6, Col: 1, Value: 6.48
Row: 7, Col: 1, Value: 9.360000000000001
Row: 8, Col: 1, Value: -3.85
Row: 9, Col: 1, Value: 17.7
Row: 10, Col: 1, Value: 2.33
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
INTERMEDIATE BOND - INSTITUTIONAL CLASS




Calendar year
 total returns+ 1987      1988   1989     1990   1991     1992   1993           1994           1995           1996

INTERMEDIATE
 BOND -
 INSTITUTIONAL  2.32%     7.84%  12.11    7.91%  15.16    7.32%  12.08          -2.06          12.50          3.70%
CLASS                            %               %               %              %              %

   Lipper
 Intermediate
 Investment
 Grade             2.13%  7.06%  11.67    7.22%  15.63    6.88%  9.52%

   -3.25          16.62          3.12%
   Debt Funds
 AverageI                           %               %                              %              %

Lehman
 Brothers
 Intermediate   3.66%     6.67%  12.77    9.16%  14.62    7.17%  8.79%          -1.93          15.33          4.05%
Government/
Corporate
 Bond Index                      %               %                              %              %

Consumer
 Price Index    4.43%     4.42%  4.65%    6.11%  3.06%    2.90%  2.75%          2.67%          2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: 2.32
Row: 2, Col: 1, Value: 7.84
Row: 3, Col: 1, Value: 12.11
Row: 4, Col: 1, Value: 7.91
Row: 5, Col: 1, Value: 15.16
Row: 6, Col: 1, Value: 7.319999999999999
Row: 7, Col: 1, Value: 12.08
Row: 8, Col: 1, Value: -2.06
Row: 9, Col: 1, Value: 12.5
Row: 10, Col: 1, Value: 3.7
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
SHORT FIXED-INCOME - INSTITUTIONAL CLASS




Calendar year
total returns+ 1988         1989     1990    1991     1992   1993       1994          1995           1996

SHORT FIXED
-INCOME -
 INSTITUTIONAL 6.19%        10.31    5.87%   13.37    7.61%  9.49%      -3.37         9.   90    %   4.69%
CLASS                       %                %                          %

   Lipper
 Short
 Investment
 Grade Bond       6.86%     10.22    7.87%   12.88    5.97%  6.45%         -0.44         10.84          4.64%
   Funds
 AverageJ                      %                %                          %             %

Lehman
 Brothers
 1-3 Year         6.34    % 10.97    9.69%   11.83    6.35%  5.55%      0.55%         10.96          5.   14    %
Government/
Corporate
 Bond Index                 %                %                                        %

Consumer
 Price Index   4.42%        4.65%    6.11%   3.06%    2.90%  2.75%      2.67%         2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.19
Row: 3, Col: 1, Value: 10.31
Row: 4, Col: 1, Value: 5.87
Row: 5, Col: 1, Value: 13.37
Row: 6, Col: 1, Value: 7.609999999999999
Row: 7, Col: 1, Value: 9.49
Row: 8, Col: 1, Value: -3.37
Row: 9, Col: 1, Value: 9.9
Row: 10, Col: 1, Value: 4.69
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS



Calendar year total returns+              1988           1989    1990    1991    1992    1993    1994    1995    1996


HIGH INCOME MUNICIPAL -                   11.80          13.09   10.29   12.18   11.11   13.79   -8.05   16.84   3.09%

INSTITUTIONAL CLASS                       %              %       %       %       %       %       %       %


Lipper High Yield Municipal Bond          1   1.28       10.11   5.13%   11.52   8.51%   11.41   -4.67   15.98      4.17    %

Funds Average   K                                %       %               %               %       %       %


Consumer Price Index                      4.42%          4.65%   6.11%   3.06%   2.90%   2.75%   2.67%   2.54%      3.32    %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 11.8
Row: 3, Col: 1, Value: 13.09
Row: 4, Col: 1, Value: 10.29
Row: 5, Col: 1, Value: 12.18
Row: 6, Col: 1, Value: 11.11
Row: 7, Col: 1, Value: 13.79
Row: 8, Col: 1, Value: -8.050000000000001
Row: 9, Col: 1, Value: 16.84
Row: 10, Col: 1, Value: 3.09
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS
MUNICIPAL BOND- INSTITUTIONAL CLASS




Calendar year
 total returns+  1987         1988    1989    1990    1991    1992    1993    1994           1995    1996

MUNICIPAL BOND -
 INSTITUTIONAL
 CLASS           -1.56        12.30   9.56%   6.91%   11.91   8.93%   13.17   -8.49          18.15   4.02%
                 %            %                       %               %       %              %

Lipper General
 Municipal Debt
 Funds           -   0    .94 11.53   9.65%   6.05%   12.09   8.79%   12.47      -    6.50   16.84      3.30    %
Average   L                   %                       %               %       %              %

Consumer Price
 Index           4.43%        4.42%   4.65%   6.11%   3.06%   2.90%   2.75%   2.67%          2.54%      3.32    %



Percentage (%)
Row: 1, Col: 1, Value: -1.56
Row: 2, Col: 1, Value: 12.3
Row: 3, Col: 1, Value: 9.56
Row: 4, Col: 1, Value: 6.91
Row: 5, Col: 1, Value: 11.91
Row: 6, Col: 1, Value: 8.93
Row: 7, Col: 1, Value: 13.17
Row: 8, Col: 1, Value: -8.49
Row: 9, Col: 1, Value: 18.15
Row: 10, Col: 1, Value: -4.02
(LARGE SOLID BOX) MUNICIPAL BOND- INSTITUTIONAL
CLASS
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS




Calendar year
 total returns+ 1987      1988   1989   1990   1991   1992   1993        1994           1995           1996

INTERMEDIATE
 MUNICIPAL
 INCOME -       2.33%     7.38%  7.79%  6.37%  9.64%  7.28%  9.94%       -5.43          14.37          4.15%
INSTITUTIONAL
 CLASS                                                                   %              %

   Lipper
 Intermediate
 Municipal
 Debt              1.32%  7.57%  8.26%  6.59%  10.52  7.80%  10.18          -3.51          12.89          3.70%
   Funds
 AverageM                                                       %           %              %              %

Consumer
 Price Index    4.43%     4.42%  4.65%  6.11%  3.06%  2.90%  2.75%       2.67%          2.54%             3.32    %



Percentage (%)
Row: 1, Col: 1, Value: 2.33
Row: 2, Col: 1, Value: 7.38
Row: 3, Col: 1, Value: 7.79
Row: 4, Col: 1, Value: 6.37
Row: 5, Col: 1, Value: 9.639999999999999
Row: 6, Col: 1, Value: 7.28
Row: 7, Col: 1, Value: 9.94
Row: 8, Col: 1, Value: -5.430000000000001
Row: 9, Col: 1, Value: 14.37
Row: 10, Col: 1, Value: 4.149999999999999
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



Calendar year total returns+                                                                  1995          1996


SHORT-INTERMEDIATE MUNICIPAL                                                                  8.75          3.67

INCOME - INSTITUTIONAL CLASS                                                                  %             %


Lipper Short- Intermediate Municipal                                                          7.4   3          3    .   5    3

Debt Funds Average   N                                                                               %      %


Consumer Price Index                                                                          2.54             3.32

                                                                                              %                    %




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 8.75
Row: 10, Col: 1, Value: 3.67
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
   NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS




   Calendar year
 total returns+                                                                                                  1996

   NEW YORK
 MUNICIPAL INCOME -                                                                                              3.81%
   INSTITUTIONAL
 CLASS

   Lipper New York
 Municipal Debt                                                                                                  3.15%
   Funds AverageP

   Consumer
 Price Index                                                                                                     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 0.0
   (LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS B
+INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995, AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE A CLASS T 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR GROWTH OPPORTUNITIES AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME). INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES AND INCLUDE A THEN CURRENTLY APPLICABLE CLASS T 12B-1 FEE OF 0.65%. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES OF MUNICIPAL BOND TOOK PLACE ON JULY 2, 1996. RETURNS PRIOR TO JULY 2, 1996, ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES OF MORTGAGE SECURITIES IS SCHEDULED TO TAKE PLACE ON OR ABOUT FEBRUARY 28, 1997. RETURNS PRIOR TO THE INITIAL OFFERING DATE ARE THOSE OF THE INITIAL
CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12   B    -1
FEE.
[   A    ] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    669     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   B    ] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    189     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   C    ] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    160     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   D    ] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    272     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   E    ] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    148     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   F    ] THE LIPPER    MULTI-SECTOR INCOME FUNDS     AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    51     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   G    ] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE
PERFORMANCE OF OVER    59     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   H    ] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    170     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   I    ] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE
CURRENTLY REFLECTS THE PERFORMANCE OF OVER    176     MUTUAL FUNDS WITH
SIMILAR OBJECTIVES.
[   J]     THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    95     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   K    ] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    43     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   L    ] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    225     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   M    ] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    136     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.
[   N    ] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS
THE PERFORMANCE OF OVER    28     MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[   O    ] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY
REFLECTS THE PERFORMANCE OF OVER    96     MUTUAL FUNDS WITH SIMILAR
OBJECTIVES.






FIDELITY ADVISOR MORTGAGE SECURITIES FUND
INITIAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   Contents; The Fund at a Glance; Who May Want
                                              to Invest

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page; Performance

4     a      i.............................   Charter

             ii...........................    The Fund at a Glance; Investment Principles and
                                              Risks; Securities and Investment Practices

      b      ..............................   Securities and Investment Practices; Fundamental
                                              Investment Policies and Restrictions

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; The Fund at a Glance; Charter; Doing
                                              Business with Fidelity

             ii...........................    Charter; Breakdown of Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Charter; Breakdown of Expenses

      f      ..............................   Expenses

      g      i.............................   Charter
             .

             ii............................   *
             ..

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Additional Shares; How to Sell
                                              Shares; Investor Services; Transaction Details;
                                              Exchange Restrictions

             iii..........................    Charter

      b      .............................    Charter

      c      ..............................   Transaction Details; Exchange Restrictions

      d      ..............................   *

      e      ..............................   Cover Page; Doing Business with Fidelity; How to
                                              Buy Additional Shares; How to Sell Shares;
                                              Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Cover Page; Charter

      b      ..............................   How to Buy Additional Shares; Transaction
                                              Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Breakdown of Expenses; Transaction Details

      f      ..............................   Expenses; Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *



*Not Applicable


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated February 28, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http:/www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL FUNDS,
THESE SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION,
NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES
COMMISSION PASSED UPON
THE ACCURACY OR
ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
MOR-pro-0297

FIDELITY
MORTGAGE
SECURITIES
FUND
(fund number 040, trading symbol FMSFX)
A Class of Fidelity Advisor Mortgage Securities Fund. Mortgage Securities seeks high current income by investing in any type of mortgage-related security.
PROSPECTUS
FEBRUARY 28, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109


CONTENTS


KEY FACTS                  THE FUND AT A GLANCE

                           WHO MAY WANT TO INVEST

                           EXPENSES Initial Class's yearly
                           operating expenses.

                           FINANCIAL HIGHLIGHTS A summary
                           of the fund's financial data.

                           PERFORMANCE How the fund has
                           done over time.

THE FUND IN DETAIL         CHARTER How the fund is
                           organized.

                           INVESTMENT PRINCIPLES AND RISKS
                           The fund's overall approach to
                           investing.

                           BREAKDOWN OF EXPENSES How
                           operating costs are calculated and
                           what they include.

YOUR ACCOUNT               DOING BUSINESS WITH FIDELITY

                           HOW TO BUY ADDITIONAL SHARES
                           Making additional investments.

                           HOW TO SELL SHARES Taking money
                           out and closing your account.

                           INVESTOR SERVICES Services to
                           help you manage your account.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES           AND TAXES

                           TRANSACTION DETAILS Share price
                           calculations and the timing of
                           purchases and redemptions.

                           EXCHANGE RESTRICTIONS

   KEY FACTS


THE FUND AT A GLANCE
GOAL: High current income. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY: Invests mainly in mortgage-related securities of all kinds.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the fund.
SIZE: As of December 31, 1996, the fund had over $   521.3     million in
assets.
WHO MAY WANT TO INVEST
Fidelity Mortgage Securities Fund ("Initial Class") shares are offered through this prospectus to current Initial Class shareholders. For more information see "Transaction Details," page .
The fund may be appropriate for investors who seek high current income from a portfolio of mortgage-related securities of all types. The fund's level of risk and potential reward depend on the quality and maturity of its investments.
The value of the fund's investments and the income they generate vary from day to day, and generally reflect changes in interest rates, market conditions, and other political and economic news. The fund's investments are also subject to prepayment risk, which can lower the fund's yield, particularly in periods of declining interest rates.
The fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay distribution fees. Class T shares may bear a contingent deferred sales charge (CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, but are available only to certain types of investors.
   Because of the different sales charges, fees, and expenses of these
classes, their performance results may differ.     You may obtain more
information about shares of Institutional Class, Class A, Class T, and Class B, which are not offered through this prospectus, by calling 1-800-843-3001.

THE SPECTRUM OF
FIDELITY FUNDS
Broad categories of Fidelity
funds are presented here in
order of ascending risk.
Generally, investors seeking
to maximize return must
assume greater risk.
   Mortgage Securities     is in the
INCOME category.
(solid bullet) MONEY MARKET Seeks
income and stability by
investing in high-quality,
short-term investments.
(right arrow) INCOME Seeks income by
investing in bonds.
(solid bullet) GROWTH AND INCOME
Seeks long-term growth and
income by investing in stocks
and bonds.
(solid bullet) GROWTH Seeks long-term
growth by investing mainly in
stocks.
(checkmark)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Initial Class shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales charge   None

Redemption fee   None

Exchange fee   None

Annual account maintenance fee   $12.0
(for accounts under $2,500)      0

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Initial Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the Initial Class and are calculated as a percentage of average net assets of the Initial Class of the fund. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including this reduction, the total Initial Class operating expenses
presented in the table would have been    .73    %.
Management fee                    .45    %

12b-1 fee (Distribution Fee)   None

Other expenses                    .29    %

Total operating expenses          .74    %

EXAMPLES: Let's say, hypothetically, that Initial Class's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 Year      3 Years      5 Years      10 Years

$   8       $   24       $   41       $   92

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of
expenses for portfolio
management, shareholder
statements, tax reporting, and
other services. These costs
are paid from the fund's
assets; their effect is already
factored into any quoted
share price or return.
(checkmark)
Effective March 1, 1997, FMR has voluntarily agreed to reimburse the Initial Class to the extent that total operating expenses exceed 0.75% of
its average net assets.    Expenses eligible for reimbursement do not
include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights table that follows has been audited by Price Waterhouse LLP, independent accountants. The fund's financial highlights, financial statements, and report of the auditor are in the fund's Annual Report, and are incorporated by reference into (are legally a part of) the fund's SAI. Contact Fidelity for a free copy of the Annual Report or the SAI.
SELECTED PER-SHARE DATA

1.Years ended                  1996      1995      1994A     1993      1992      1991      1990      1989      1988      1987
July 31

2.Net asset value,             $ 10.8    $ 10.5    $ 10.9    $ 10.8    $ 10.4    $ 10.2    $ 10.2    $ 9.91    $ 10.1    $ 10.4
                               90        80        10        30        80        20        60        0         00        90
beginning of
period

3.Income from                   .729      .772      .570      .788      .808      .861      .896      .875      .898      .912
Investment
Operations
 Net investment
income

4. Net realized                 (.015)    .325      (.242)    (.007)    .313      .255      (.119)    .306      (.224)    (.360)
and
unrealized gain
(loss)

5. Total from                   .714      1.097     .328      .781      1.121     1.116     .777      1.181     .674      .552
investment
 operations

6.Less                          (.724)    (.737)    (.588)    (.701)    (.771)    (.856)    (.817)    (.831)    (.864)    (.912)
Distributions
 From net
 investment
income

7. From net                     (.100)    --        (.040)    --        --        --        --        --        --        (.030)
realized gain

8. In excess of                 --        (.050)    (.030)    --        --        --        --        --        --        --
net realized
 gain

9. Total                        (.824)    (.787)    (.658)    (.701)    (.771)    (.856)    (.817)    (.831)    (.864)    (.942)
distributions

10.Net asset                   $ 10.7    $ 10.8    $ 10.5    $ 10.9    $ 10.8    $ 10.4    $ 10.2    $ 10.2    $ 9.91    $ 10.1
value, end of                  80        90        80        10        30        80        20        60        0         00
period

11.Total returnC                6.72      10.88     3.13      7.47      10.98     11.38     7.98      12.53     6.97      5.35
                               %         %         %         %         %         %         %         %         %         %

12.RATIOS AND SUPPLEMENTAL DATA

13.Net assets,                 $ 488     $ 416     $ 366     $ 419     $ 441     $ 410     $ 387     $ 421     $ 485     $ 603
end of period
(In millions)

14.Ratio of                     .74%      .77%      .79%      .76%      .80%      .82%      .82%      .88%      .90%      .80%
expenses to                                                                                                                 D
average net
assets

15.Ratio of                     .73%      .77%      .79%      .76%      .80%      .82%      .82%      .88%      .90%      .80%
expenses to                    B
average net
assets after
expense
reductions

16.Ratio of net                 6.75      7.37      6.73      7.18      7.57      8.39      8.78      8.72      8.96      8.79
investment                     %         %         %         %         %         %         %         %         %         %
income to average
net assets

17.Portfolio                    221%      329%      563%      278%      146%      209%      110%      271%      245%      160%
turnover rate


   A EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
PERFORMANCE
Bond fund performance can be measured as TOTAL RETURN or YIELD. The total returns and yields that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from August 1 to July 31. The tables below show the Initial Class's performance over past fiscal years. The chart on page presents calendar year performance.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended    Past    Past    Past
July 31, 1996           1       5       10
                        year    years   years


Mortgage Securities Fund - Initial Class       6.72           7.80           8.30
                                                  %              %              %


CUMULATIVE TOTAL RETURNS
Fiscal periods ended   Past    Past    Past
July 31, 1996          1       5       10
                       year    years   years


Mortgage Securities Fund - Initial Class       6.72           45.56            122.0
                                                  %              %           2    %


EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE
TOTAL RETURN reflects actual performance over a stated period of time. An
AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
THE COMPETITIVE FUNDS AVERAGE is the Lipper U.S. Mortgage Funds Average,
which currently reflects the performance of over    60     mutual funds
with similar investment objectives. This average, published by Lipper
Analytical Services, Inc., excludes the effect of sales charges.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization-weighted index of 15- and 30-year securities backed by mortgage pools of the Government
National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation.
Unlike the Initial Class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.

       YEAR-BY-YEAR TOTAL RETURNS
Calendar years 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995
MORTGAGE SECURITIES -
INITIAL CLASS 11.26% 2.70% 6.72% 13.64% 10.36% 13.61% 5.45% 6.71% 1.94
% 17.02%
Salomon Brothers Mortgage Index 13.44% 4.06% 8.81% 15.16% 10.90% 15.64%
7.37
% 7.04% -1.43% 16.77%
Lipper U.S. Mortgage Funds Avg. 11.27% 2.53% 7.47% 12.71% 9.52% 15.00%
6.38% 7.5
8% -4.83% 16.29%
Consumer Price Index 1.10% 4.43% 4.42% 4.65% 6.11% 3.06% 2.90% 2.75% 2.67%
2.54
%
Percentage (%)
Row: 1, Col: 1, Value: 11.26
Row: 2, Col: 1, Value: 2.7
Row: 3, Col: 1, Value: 6.72
Row: 4, Col: 1, Value: 13.64
Row: 5, Col: 1, Value: 10.36
Row: 6, Col: 1, Value: 13.61
Row: 7, Col: 1, Value: 5.45
Row: 8, Col: 1, Value: 6.71
Row: 9, Col: 1, Value: 1.94
Row: 10, Col: 1, Value: 17.02
(LARGE SOLID BOX) Mortgage
Securities -
Initial Class
THE FUND IN DETAIL


CHARTER
MORTGAGE SECURITIES IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
The fund is managed by FMR, which chooses the fund's investments and handles its business affairs. Fidelity Management & Research (U.K.) Inc.
(FMR U.K.) in London, England, and Fidelity Management & Research (Far
East) Inc. (FMR Far East) in Tokyo, Japan, assist FMR with foreign investments.
Kevin Grant is Vice President and    co-    manager of Advisor Mortgage
Securities, which he has managed since July 1993. He also manages several
other Fidelity funds.    Prior to joining Fidelity in 1993,     Mr. Grant
was    a     vice president and chief mortgage strategist at Morgan Stanley for three years.
Thomas Silvia is co-manager of Advisor Mortgage Securities, which he has managed since February 1997. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with
Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's
funds and services. Fidelity Service Company   , Inc.     (FSC) performs
transfer agent servicing functions for the Initial Class shares of the fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far
East. Members of the Edward C. Johnson 3d family are the predominant owners of a
class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the
1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company;
therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out the fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities.
When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities.
Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years.
However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of
July 31, 1996, the fund's dollar-weighted average maturity was
approximately 6.8        years.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses.
While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
Bond values fluctuate based on changes in interest rates, market conditions, other economic or political news, and on their quality and maturity. Lower-quality securities offer higher yields, but also carry more risk.
FMR may use various techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of the fund, they may be worth more or less than what you paid for them.
FMR normally invests the fund's assets according to its investment strategy. The fund also reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks.
Any restrictions listed supplement those discussed earlier in this section.
A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings and recent investment strategies are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount
borrowed at maturity.    Some     debt securities, such as zero coupon
bonds, do not pay    current     interest, but are sold at a discount from
their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
   In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, posses speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: The fund normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities (sometimes called "junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by
Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating
Co., or Fitch Investors Service, L.P., or is unrated but judged    by
FMR     to be of equivalent quality.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the
U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage
Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such as those issued by the Federal Farm Credit Banks Funding
Corporation are supported only by the credit of the entity that issued them.
ASSET-BACKED SECURITIES include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, prepayment expectations, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided.
MORTGAGE SECURITIES are interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S.
Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.
   Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S.
Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price.
Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. The fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security prices. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by
FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price.
The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The price of the security could change during this period.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund, available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek high current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested
in any one issuer or, on a broader scale, in any one industry   .
RESTRICTIONS: With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. The fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S.
Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by
FMR, or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
LENDING. Lending securities to broker-dealers and institutions, including
Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 33% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
With respect to 75% of its total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. The fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S.
Government securities.
The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations.
Expenses paid out of the Initial Class's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. The fund also pays OTHER EXPENSES, which are explained on the following page.
FMR may, from time to time, agree to reimburse the fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.
For July 1996, the group fee rate was    0.1455    %. The individual fund
fee rate is 0.30%.
The total management fee rate for the fiscal year ended July 31, 1996 was
   0.45    %
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to the fund's investments that the sub-adviser manages on a discretionary basis.
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FSC performs transfer agency, dividend disbursing and shareholder servicing functions for Initial Class shares of the fund. FSC also calculates the net asset value (NAV) and dividends for the Initial Class shares, maintains the fund's general accounting records, and administers the fund's securities lending program.
For the fiscal year ended, July 31, 1996, Initial Class paid FSC fees equal
to    0.21    % of the Initial Class's average net assets for transfer
agency and related services, and the Initial Class paid FSC fees equal to
   0.04    % of the fund's average net assets for pricing and bookkeeping services.
The Initial Class has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Initial Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Initial Class shares. The Board of
Trustees has not authorized such payments.
The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by the fund to reduce the fund's custodian or transfer agent fees.
The fund's portfolio turnover rate for the fiscal year ended July 31, 1996
was    221    %. This rate varies from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual funds: over 225
(solid bullet) Assets in Fidelity mutual funds: over $432 billion
(solid bullet) Number of shareholder
accounts: over 29 million
(solid bullet) Number of investment
analysts and portfolio
managers: over 270
(checkmark)
HOW TO BUY ADDITIONAL SHARES
INITIAL CLASS'S SHARE PRICE, called NAV, is calculated every business day.
Initial Class shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4:00 p.m.
Eastern time.
If you buy additional shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO ADD TO AN ACCOUNT $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh Accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh Accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO
"INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory
Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

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
                                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)         (small solid bullet) Exchange from another
                                            Fidelity fund account with
                                            the same registration,
                                            including name, address,
                                            and taxpayer ID number.
                                            (small solid bullet) Use Fidelity Money Line to
                                            transfer from your bank
                                            account. Call before your
                                            first use to verify that this
                                            service is in place on your
                                            account. Maximum Money
                                            Line: $50,000.


Mail (mail_graphic)         (small solid bullet) Make your check payable to
                            "Fidelity Mortgage Securities
                            Fund - Initial Class." Indicate
                            your fund account number on
                            your check and mail to the
                            address printed on your
                            account statement.
                            (small solid bullet) Exchange by mail: call
                            1-800-544-6666 for
                            instructions.


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
In Person (hand_graphic)         (small solid bullet) Bring your check to a Fidelity
                                 Investor Center. Call
                                 1-800-544-9797 for the
                                 center nearest you.


Wire (wire_graphic)         (small solid bullet) Not available for retirement
                            accounts.
                            (small solid bullet) Wire to:
                            Bankers Trust Company,
                            Bank Routing #021001033,
                            Account #00163053.

                            Specify "Fidelity Mortgage
                            Securities Fund - Initial
                            Class" and include your
                            account number and your
                            name.

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
Automatically (automatic_graphic)         (small solid bullet) Use Fidelity Automatic
                                          Account Builder. Call
                                          1-800-544-6666 to change
                                          the amount of your
                                          investment, skip an
                                          investment, or stop
                                          Automatic Account Builder.



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
(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted.
Share price is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1-800-544-6666 for a retirement distribution form.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last
30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a
Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name
("Initial Class"),
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center or mail it to:
 Fidelity Investments
 P.O. Box 660602
 Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


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
Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                 except retirement     $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                 All account types     your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Retirement account    names appear on the
                                                                       account.
                                                                       (small solid bullet) The account owner should
                                                 Trust                 complete a retirement
                                                                       distribution form. Call
                                                                       1-800-544-6666 to request
                                                                       one.
                                                 Business or           (small solid bullet) The trustee must sign the
                                                 Organization          letter indicating capacity as
                                                                       trustee. If the trustee's name
                                                                       is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                 Executor,             within the last 60 days.
                                                 Administrator,        (small solid bullet) At least one person
                                                 Conservator,          authorized by corporate
                                                 Guardian              resolution to act on the
                                                                       account must sign the letter.
                                                                       (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                 except retirement     feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received and
                                                                       accepted by Fidelity before
                                                                       4:00 p.m. Eastern time for
                                                                       money to be wired on the
                                                                       next business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $500.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)







To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need additional copies of financial reports, prospectuses, or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Initial Class shares and buy
Institutional Class shares of the fund or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly.
Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call
1-800-544-6666 for more information.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

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
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For existing accounts, call
          quarterly     1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA

MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Call 1-800-544-6666 for an authorization
          period       form.
                       (small solid bullet) Changes require a new authorization
                       form.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND

MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains are normally distributed in September and December.
DISTRIBUTION OPTIONS
Initial Class offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund. If you did not indicate a choice on your application, you were automatically assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Dividends will be reinvested at the Initial Class's NAV on the last day of the month. Capital gain distributions will be reinvested at the NAV as of the date the class deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your tax adviser for details and up-to-date information on the tax laws in your state.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of the fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains. "BUYING A DIVIDEND." If you buy shares when the class has realized but not yet distributed capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates the Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
The fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In addition, if quotations are not readily available, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value.
THE INITIAL CLASS'S OFFERING PRICE (price to buy one share)    is its NAV.
The Initial class's     REDEMPTION PRICE (price to sell one share)
   is     its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
Effective the close of business on February 28, 1997, the fund was closed to new accounts. Initial Class shareholders, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), may purchase additional Initial Class shares of the fund.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or the transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the class is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Remember that if you redeem all of your Initial Class shares, your account will be closed and you will not be able to purchase new Initial Class shares of the fund.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment
plans, or if total assets    with     Fidelity exceed $30,000. Eligibility
for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Initial Class shares for shares of other Fidelity funds. If your Initial Class account is managed by (i) a bank trust department or other trust institution, (ii) a broker-dealer, or (iii) a registered investment advisor on a discretionary basis (collectively, eligible intermediaries) that has signed a participation agreement with FDC, or you have purchased your Initial Class shares through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement, you may exchange your Initial Class shares for Institutional Class shares of the fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, the fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
Fidelity Money Line is a registered trademark of FMR Corp.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.



This prospectus is printed on recycled paper using soy-based inks.
 FIDELITY ADVISOR FUNDS:
 CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10..................................   Cover Page
 ..

11..................................   Cover Page
 ..

12..................................   Description of the Trust
 ..

13                                     Investment Policies and Limitations
a-c..............................

                                       Portfolio Transactions
d.................................

14                                     Trustees and Officers
a-c..............................

15 a-c                                 Trustees and Officers
 .............................

16 a                                   FMR; Portfolio Transactions
i..............................

                                       Trustees and Officers
ii............................

                                       Management Contracts
iii...........................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

                                       Management Contracts
e.................................

                                       Distribution and Service Plans
f.................................

                                       *
g.................................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17                                     Portfolio Transactions
a-d.............................

     e.............................    *

18                                     Description of the Trust
a.................................

                                       *
b.................................

19                                     Additional Purchase, Exchange and Redemption
a.................................     Information

                                       Valuation; Additional Purchase, Exchange and
b.................................     Redemption Information

                                       *
c.................................

20..................................   Distributions and Taxes
 ..

21 a,                                  Contracts with FMR Affiliates; Distribution and
b.............................         Service Plans

                                       *
c.................................

22 a                                   *
 .............................

     b                                 Performance
 ................................

23..................................   Financial Statements
 ..


* Not Applicable


FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 28, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated February 28, 1997) for Class A, Class T, Class B, Institutional Class, and
Initial Class shares. Initial Class shares are available    only     to
current Initial Class shareholders. Please retain this document for future
reference. The funds' Annual Reports    are separate documents supplied
with this SAI    . To obtain    a free     additional copy of a Prospectus
or    an     Annual Report, please call Fidelity    at 1-800-544-8888, or
your investment professional.

TABLE OF CONTENTS                                                               PAGE

Investment Policies and Limitations

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia

Special Considerations Affecting Europe

Special Considerations Affecting Africa

Special Considerations Affecting New York

Special Considerations Affecting California

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix


ACOM-ptb-0297
For more complete information on any Fidelity mutual fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
GROWTH FUNDS
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income & Growth
Fund)
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate    Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor California Municipal Income Fund
INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.    (FMR U.K.)
Fidelity Management & Research (Far East) Inc.    (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.)    Limited (FIIAL
U.K.)
Fidelity Investments Japan Limited (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENTS
Fidelity Investments Institutional Operations Company   , Inc.     (FIIOC)
(Class A, Class T, Class B, and Institutional Class    -     Taxable Funds)
UMB Bank, n.a. (UMB) (Class A, Class T, Class B, Institutional Class, and
Initial Class    -     Municipal Funds)
Fidelity Service Co   mpany, Inc.     (FSC) (Initial Class    -
    Taxable    Funds    )
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below and the policies restated in the "Fundamental Policies" paragraph on page , the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
TECHNOQUANTTM GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
OVERSEAS FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the outstanding voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the
price   s     at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   vi    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on Futures and Options Transactions    "
on page        .
EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold), provided, however, that the fund may purchase or sell futures contracts;
(3) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions, provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within 3 days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(7) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;
(10) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as a part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the total assets of the fund);
(11) purchase the securities of any issuer if, as a result, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of companies which, including predecessors, have a record of less than three years of continuous operation; or
(12) invest in oil, gas, or other mineral exploration or development programs.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(   i    v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on Futures and Options Transactions    "
on page        .
GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities
that are deemed to be illiquid    because they are subject to legal or
contractual restrictions on resale or     because they cannot be sold or
disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan
participations, or other forms of direct debt instruments and   ,     in
connection therewith, assuming any associated unfunded commitments of the
sellers. (This limit   ation     does not apply to purchases of debt
securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on Futures and Options Transactions    "
on page        .
   STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer;
(2) purchase the securities of any issuer, if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held in the fund's portfolio;
(3) issue senior securities (except to the extent that issuance of one or more classes of shares of the fund in accordance with an order issued by the Securities and Exchange Commission may be deemed to constitute issuance of a senior security);
(4) make short sales of securities, (unless it owns, or by virtue of its ownership of other securities has the right to obtain, at no additional cost, securities equivalent in kind and amount to the securities sold); provided, however, that the fund may enter into forward foreign currency exchange transactions; and further provided that the fund may purchase or sell futures contracts;
(5) purchase any securities or other property on margin, (except for such short-term credits as are necessary for the clearance of transactions); provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts;
(6) borrow money except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets, will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding;
(7) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of "restricted securities");
(8) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry;
(9) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(11) lend any security or make any other loan if as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, or
(ii) by engaging in repurchase agreements with respect to portfolio securities;
(12) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the value of total assets of the fund). The fund may not purchase or retain securities issued by other open-end investment companies;
(13) invest more than 5% of the fund's total assets (taken at market value) in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or
(14) invest in oil, gas, or other mineral exploration or development programs.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (6)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(i   ii    ) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
GROWTH & INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
EQUITY INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan
participations, or other forms of direct debt instruments and   ,     in
connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
BALANCED FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short   ,
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan
participations   ,     or other forms of direct debt instruments and, in
connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   vi    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " beginning on page        .
EMERGING MARKETS INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments
and   ,     in connection therewith, assuming any associated unfunded
commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i   i    ) The fund does not currently intend to invest all of its
assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
HIGH YIELD FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
STRATEGIC INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring
loans   ,     loan participations   ,     or other forms of direct debt
instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    ii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
MORTGAGE SECURITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   vi    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page
 .
GOVERNMENT INVESTMENT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940.
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities
that are deemed    to be     illiquid because they are subject to legal or
contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan
participations   ,     or other forms of direct debt instruments and, in
connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
INTERMEDIATE BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered
investment company or    portfolio     for which FMR or an affiliate serves
as investment advis   e    r or (b) by engaging in reverse repurchase
agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net
assets) to a registered investment company or    portfolio     for which
FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
SHORT FIXED-INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for
purposes of fundamental    investment     limitation (3)). The fund will
not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
HIGH INCOME MUNICIPAL FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the
section entitled "   Limitations on     Futures and Options
Transactions    " on page        .
MUNICIPAL BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
For purposes of limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
   INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(   v    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures contracts and options, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(   vii    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
NEW YORK MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(   vi    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
CALIFORNIA MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(   vi    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transaction, see the
section entitled    "Limitations on Futures and Options Transactions" on
page     .
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES
UNLESS IT BELIEVES THAT DOING SO WILL HELP    A     FUND ACHIEVE ITS GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.
A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DIRECT INVESTMENT IN MORTGAGES. Although Mortgage Securities has no current intention to invest directly in mortgages, it may in the future invest up to 10% of the value of total assets directly in mortgages securing residential real estate. These mortgages are normally available from lending institutions which group together a number of mortgages (usually 10 to 50) for resale and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. The vendor of such mortgages receives a fee from the fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, these constitute direct investment in mortgages inasmuch as the fund, rather than a financial intermediary, becomes the mortgagee. At present, such investments are considered to be illiquid by FMR. The fund will invest in such mortgages only if FMR has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that purchase of the mortgages should not present a significant risk of loss to the fund.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FANNIE MAES AND FREDDIE MACS are pass-through securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), respectively. FNMA and FHLMC, which guarantee payment of interest and principal on Fannie Maes and Freddie Macs, are federally chartered corporations supervised by the U.S. Government and acting as governmental instrumentalities under authority granted by Congress. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These would include those obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investor Service (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency
transactions on a spot (i.e., cash)    or forward     basis    (i.e.,
by entering into forward contracts to purchase or sell foreign
currencies   ).     Although foreign exchange dealers generally do not
charge a fee for    such     conversion   s    , they do realize a profit
based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should
t   he counter-party     desire to resell that currency to the dealer.
   Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a
specific date or range of dates in the future.     Forward contracts are
generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the
contemplated currency exchange.    A fund may use currency forward
contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
   A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the
pound sterling   .     This type of hedge, sometimes referred to as a
"proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively
as a    direct     hedge into U.S. dollars. Proxy hedges may result in
losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover
currency forward contracts. As required by SEC guidelines,    a     fund
will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for
dollars, a fund would    not     participate in the currency's
appreciation. If FMR hedges currency exposure through proxy hedges, a fund
could realize currency losses from    both     the hedge and the security
position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use
of currency management strategies will be advantageous to    a     fund or
that it will hedge at appropriate time   s    .
FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific
instrument or statistic.    Indexed securities may have principal payments
as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. A mortgage-indexed security, for example, could be synthesized to replicate the performance of mortgage securities and the characteristics of direct
ownership.     Gold   -    indexed securities, for example, typically
provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVERSE FLOATERS have variable interest rates that typically move in the
opposite direction from prevailing short-term interest rate levels    -
    rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than those of bonds with comparable maturities. ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if: (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities, (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. A fund may purchase lower-quality debt securities that have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
   A     fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
LOWER-QUALITY MUNICIPAL SECURITIES. A fund may invest a portion of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MORTGAGE-BACKED SECURITIES. A fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's (except Equity Growth's) current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Equity Growth will engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities. Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments. STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
TENDER OPTION BONDS are created by coupling an intermediate-or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.
In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
WARRANTS are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
ZERO COUPON BONDS do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
The following paragraph restates fundamental policies previously disclosed in the above descriptions of security types and investment practices. FUNDAMENTAL POLICIES: It is the policy of Equity Growth to engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.
SPECIAL CONSIDERATIONS AFFECTING CANADA
Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending
from the Atlantic Ocean to the Pacific    Ocean    . The companies in which
   a     fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of
risk as other nation   s    ' securities. Canadian and U.S. companies are
generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties,
as well as the    economic     slowdown in the United States. Following the
referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate.
The U.S.    -     Canada Free Trade Agreement which became effective in
January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years
from the stagnant 1980s   ,     which were characterized by poor economic
policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable   ,
manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company,
the major steel companies, the banks and many other    state-owned
enterprises    . The major state ownership remaining is in the oil sector
and the electricity sector. The U   nited     S   tates     is Mexico's
major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that
saw real output contract by almost 7 percent, the recovery that ha   d
begun gather   ed     strength    by late     1996. There are still risks
arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction.
Over the past few years, Brazil    has been     able to stabilize its
domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction
of red tape and introducing greater competition in   to     the domestic
business environment. Monthly inflation was brought down from 43 percent in
the first half of 1994 to 1.5 percent in 1995. This    reduction
reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth
slow   ed     while inflation moderate   d    .
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and
the peso   's     convertibility to the U.S. dollar after the recent
resignation of Domingo Cavallo, the Economy Minister who masterminded the
most successful reform program in Argentina's post-   W    orld    W    ar
II history   ,     and    this commitment     is seen as the key to the
country's economic stability.
Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated.
Prospects for an improvement in economic situation in 199   7     depend on
the adoption of a credible exchange rate policy, the removal of controls,
strengthen   ing     the fiscal position    through measures such as
privatization,     and    addressing     the problems of the banking
sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina   $38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section o   n
Performance beginning on page        .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms    and     a surge in infrastructure spending
have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries.
Thus   ,     their growth now depends less upon exports to OECD countries.
While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly
buoyant, although growth    may likely     moderate in several of them.
This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing econom   ies     in the region,
with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
   Hong Kong's impending return to Chinese dominion on July 1, 1997, has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States. Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related business.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade with the industrial segment leading the way. China's economic growth itself has been characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures, causing inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Foreign trading is limited to a special class of shares (Class B) which were created for that purpose, and the government must approve sales of Class B shares among foreign investors.
China is greatly dependent on foreign trade, particularly with Japan, the United States, and Germany. If political events become severe in China, there is always the danger that the United States or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. In addition, the strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. A tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports in 1995 served to discourage foreign investment and has contributed to lower prices for Class B shares. However, due to lax enforcement of regulatory policies, Class B shares have been opened to local investors and their prices roughly doubled in November 1996.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues.
Indonesia's economy is growing very rapidly    and the Suharto regime is
attempting to     move away from dependence on oil. However, the country
remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices.
Meanwhile, the high import content of newly established   ,
fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as
manufacturing   ,     Singapore holds a position as a major oil refining
and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth
rate in Japan slowed to 0.6% and    its     budget showed a deficit of 7.8%
of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now
retreated sharply following the decline in asset prices.    This led to
major bankruptcies in the financial sector that have continued through the
end of 1996.     Economic activity now appears to be picking up in Japan
after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in
early 1995    helped the     recovery to continue. Confidence in the
financial system has begun to improve    somewhat     with the announcement
of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration
   in     their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions
in   ,     the    United States     and other countries with which
   it     trade   s    . Industry, the most important sector of the
economy   ,     is heavily dependent on imported raw materials and fuels.
Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's
accession to the E   uropean     U   nion    , but also from the slump in
world mineral prices and    from     the government's failure to reduce
public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $183

Indonesia     66

Korea         182

Malaysia      223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143

Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section    on
Performance beginning on page        .
REAL GDP ANNUAL RATE OF GROWTH 1995
China                10.2%

Hong Kong            5.0

India                6.2

Indonesia            8.1

Japan                0.9

Korea                9.0

Malaysia             9.6

Philippines          4.8

Singapore            8.9

Taiwan               6.4

Thailand             8.6

Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in
Europe have helped to reduce physical and economic barriers   ,
promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth
during 199   7    . A strengthening of activity in these countries is
essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward
   macroeconomic     stability, although the sustainability of recent
reductions in inflation is in doubt in some cases. Output appears to have
bottomed out during 1995 in Russia   , but political instability in 1996
dampened prospects for a quick economic recovery    . Economic prospects
have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the
   U.S.     or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and
development, G   D    P growth, and national stock market activity. In the
long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland       0.7

United Kingdom    2.4

Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section o   n
Performance beginning on page        .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
Africa is a continent of roughly 50 countries with a total population of
   over 700     million people. The primary industries include crude oil,
natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
SPECIAL CONSIDERATIONS AFFECTING NEW YORK
   The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
The State and the City are each facing serious financial difficulties and have each experienced recent declines in their credit standings. S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.
    ECONOMIC FACTORS.    New York is the third most populous state in the
nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. Travel and tourism constitute an important part of the State's economy. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state).
Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. From 1977 to its 1988 peak, the finance, insurance and real estate sectors rose to 55%, to account for 23% of total earnings in the City and 14% Statewide (compared to 7% nationwide). The finance sector's growth was a catalyst for the New York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then-rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).
During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993 and the State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. According to assumptions contained in the State financial plan for fiscal year 1995-1996 issued on July 25, 1996 (the 1996-97 State
Financial Plan), employment is    projected to continue to grow modestly
during 1996 and 1997, and although the rate of increase is expected to be slightly above the rate experienced in 1995, it is expected to be below the rate experienced in 1994. The Third-Quarter Update to the 1996-97 State Financial Plan issued on January 14, 1997 (the "Third-Quarter Update") reflects stronger than expected growth during the first half of calendar year 1996 and continues to project overall employment growth at a modest rate, reflecting the slowdown in the national economy, continued spending restraint in government and restructuring in the health care and financial sectors. Actual receipts through the first two quarters of the State 1996-97 fiscal year reflected a stronger-than-expected growth in most tax receipts (by approximately $250 million) and actual disbursements during the same period were approximately $415 million less than projected. The 1996-97 State Financial Plan was revised along with the release of the Third-Quarter Update and the Governors Executive Budget for the 1997-98 fiscal year released on January 14, 1997 (the "1997-98 Executive Budget"). The General Fund Financial Plan, as revised, continues to be balanced and would have shown an operating surplus of $1.3 billion but for certain tax reduction actions which were implemented on January 1, 1997 to help finance 1997-98 spending requirements.
Notwithstanding the State budget for fiscal year 1996-97 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1996-97 State Financial Plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. The net impact of these and other factors is expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for future fiscal years. Additionally, uncertainties with regard to both the economy and potential decisions to be made at the federal level add further pressure on the balanced budget outlook for fiscal year 1996-97 and fiscal years beyond. For example, various proposals relating to federal tax and spending policies may have a significant impact on the State's financial condition in fiscal year 1996-97 and subsequent fiscal years.
Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. The 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. As all State financial plans are based upon forecasts of national and State economic activity, it should be noted that many uncertainties exist in forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.
The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii) increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.6 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken. While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.
    THE STATE.    As noted above, the financial condition of the State is
affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels. The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from fiscal year1986-87 to fiscal year1990-91, and reached a then-record $6.265 billion (audited) by March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation (LGAC). The General Fund showed an operating surplus of $914 million (on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the State's fiscal year. The State ended its fiscal year 1994-95 reporting a General Fund operating deficit of $1.426 billion, primarily due to changes in accounting methodologies used by the State Comptroller and the use of $1.026 billion of the fiscal year 1993-94 cash surplus to fund operating expenses in fiscal year 1994-95. These factors were offset by net proceeds of $315 million of bonds issued by LGAC. Actual receipts reported fell short of original projections, primarily in the categories of business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees. Total expenditures for fiscal year 1994-95 increased $2.083 billion, or 6.7% over the prior fiscal year.
On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget, again adopting such budget more than two months after the beginning of the State's fiscal year. Both the enacted budget bills for 1995-96 and the 1995-96 State Financial Plan included reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The 1995-96 budget also projected an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and included the phase-in of a three-year reduction in the State's personal income tax. The State ended its 1995-96 fiscal year with a General Fund surplus, showing a balance of $287 million, which was an increase of $129 million from the prior fiscal year. Revenues exceeded projections by $270 million and spending for social service and all other programs was $175 million lower than forecast. General Fund receipts reflected a decrease of 1.1% from levels of the prior fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the legislature on July 13, 1996, more than three months after the beginning of such fiscal year. The adopted budget for 1996-97 projects a year-over-year increase in General Fund disbursements of 0.2%, and increases General Fund spending by $842 million, primarily for increased costs for education, special education and higher education, community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased projected revenues for 1996-97 based on higher than projected tax collections during the second half of the prior fiscal year, $110 million in projected receipts from a new State tax amnesty program and other resources, including certain non-recurring resources. The total amount of such non-recurring resources (sometimes referred to as "one-shots") included in the 1996-97 State budget is projected to be $1.3 billion, or 3.9% of total General Fund receipts.
The 1997-98 Executive Budget, which is expected to be revised on or about February 14, 1997, contains financial projections for the State's 1998-99 and 1999-2000 fiscal years and detailed estimates of receipts, among other items. The 1997-98 Executive Budget projects a balance on a cash basis in the General Fund and reflects a continuing strategy of substantially reduced State spending including social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the current fiscal year, and total General Fund disbursements are projected to be $33.84 billion, a decrease of $56 million from spending totals projected for the current fiscal year. The 1997-98 Executive Budget identifies a $2.3 billion budget gap, which it proposes to close primarily through spending reductions and medicaid cost containment measures, the use of a portion of the projected 1996-97 budget surplus and other actions. Even if all spending and tax cuts contained in the State budget for fiscal year 1996-97 are successfully implemented, resulting in a balanced budget for fiscal year 1996-97, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures.
The State's budget for fiscal year 1996-97 and future fiscal years may be materially adversely impacted by future changes to federal entitlement programs either not foreseen or inaccurately forecast at the time such budget was enacted. Recent changes at the federal level and uncertainties stemming from such changes continue to represent significant risk to the efficacy of the State's fiscal year 1996-97 budget, since federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program (TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant. On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan, and the Governor has introduced legislation necessary to conform with federal law. States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurance that the Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law. Certain major budgetary considerations affecting the State are outlined below.
    REVENUE BASE.    The State's principal revenue sources are economically
sensitive, and include the personal income tax (52% of fiscal year 1995-96 General Fund receipts and estimated to be approximately 53% of fiscal year 1996-97 General Fund receipts), user taxes and fees (20% of both fiscal year 1995-96 and estimated 1996-97 General Fund receipts), and business taxes (15% and 14%, respectively, of fiscal year 1995-96 and estimated fiscal year 1996-97 General Fund tax receipts). Uncertainties in taxpayer behavior as a result of actual and proposed changes in federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years 1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred. Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.
A significant risk to the 1996-97 State Financial Plan arises from proposed tax legislation in the U.S. Congress. Changes to the federal tax treatment of capital gains, if made, are likely to flow automatically to the State personal income tax. Such changes, depending upon their precise character and timing, as well as taxpayer response, could produce revenue loss during the remainder of the State's 1996-97 fiscal year.
    STATE DEBT.    The State has the heaviest debt burden of any state
(with nearly $5.05 billion of long-term general obligations, $5.28 billion of LGAC debt and $20.34 billion of lease-purchase or other contractual debt outstanding as of March 31, 1996), and debt service costs absorb a large share of the State's budget. As of March 31, 1996, the State is also obligated with respect to nearly $6.46 billion for statutory moral obligations for nine of its Authorities and for guarantees of $315 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Spring borrowing has not been included in a State Financial Plan since the 1994-95 State Financial Plan. The 1994-95 fiscal year was the first year in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.
    BUDGETARY FLEXIBILITY.    A significant portion of the State's General
Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically. Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future
    fiscal years.    The 1996-97 State Financial Plan contains actions of a
non-recurring nature including the use of certain surplus funds available from the Medical Malpractice Insurance Association (MMIA) (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately $222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other actions (approximately $314 million). It has been reported that certain health care providers are considering a challenge to the State's rights to the MMIA surplus revenues, totaling approximately $1.3 billion.
    LABOR COSTS.    The State government workforce is mostly unionized,
subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.
    PUBLIC ASSISTANCE.    The State has the second largest number of
persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries. The budget adopted for fiscal year 1996-97 includes reduction in disbursements for public assistance.
    MEDICAID.    The State participates in the federal Medicaid program
under a State plan approved by the Health Care Financing Administration. Currently, the federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget adopted for fiscal year 1996-97 includes reductions in spending for Medicare. Cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.
     THE STATE AUTHORITIES.    The State's Authorities are not subject to
the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1995, the date of the latest available data, there were 17 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or State-guaranteed debt) then totaled approximately $73.45 billion. As of March 31, 1996, aggregate public authority debt outstanding as State-supported was approximately $30.67 billion and State-related debt was approximately $38.26 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The State has budgeted operating assistance of approximately $1.09 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1996-97. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.
The MTA oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the New York metropolitan area. An affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year
capital program subject to approval by the MTA Capital     Program Review
Board.    State legislation accompanying the State's budget for fiscal year
1996-97 authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-1999 Capital Program"). The 1995-1999 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. If the 1995-1999 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating Support upon a system of State, local government and TBTA support, and, to the extent available, federal assistance (including loans, grants and operating subsidies). If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may seek additional State assistance, raise fares or take other actions. No assurance can be given that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.
    THE CITY.    The City has required, and continues to require,
significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York (MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the federal and State governments.
The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the City to assume the local share of public assistance and Medicaid costs. For each of the 1981 through 1995 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles (GAAP). While the City has had GAAP operating surpluses during the 1980's, the City has experienced ongoing and growing financial difficulties, primarily related to the impact of the 1989-1992 recession on the local economy (reducing revenues from most major taxes and increasing public assistance and Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates. To address substantial budget gaps occurring as a result of these difficulties, the City has implemented gap-closing programs in recent fiscal years, which relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next and the City budget adopted for fiscal year 1996 reduced City-funded spending for the second consecutive year. The City budget adopted for fiscal year 1997 (the "1997 City Budget") continues the trend of reduced City-funded spending for the third consecutive year.
Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps. The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years revised and published on November 14, 1996 (the "1997-2000 Financial Plan"). The 1997-2000 Financial Plan projects substantial budget gaps (approximately $1.2 billion, $2.1 billion and $3.0 billion) for each of the 1998 through 2000 fiscal years, and assumes additional programs to reduce expenditures and to increase revenues to close such projected budget gaps. The City's projections set forth in the 1997-2000 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, which may require in certain cases, the cooperation of the City's municipal unions, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief, and the impact on City revenues of proposals for federal and State welfare reform. No assurance can be given that the assumptions used by the City in the 1997-2000 Financial Plan will be
realized    .    Further, cost-containment assumptions contained in both
the 1997-2000 Financial Plan and the 1997 City Budget may be significantly adversely affected by the changes which may result from the adoption of the State's fiscal year 1996-97 budget as well as from recent changes occurring at the federal level with respect to various social spending programs. Additionally, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years. The 1997 City Budget identifies a $2.6 billion budget gap which it attempts to close by implementing a variety of actions, including an approximate $1.2 billion reduction in City spending for a variety of services and programs, a renewal of the 12.5% personal income tax surcharge, and the use of non-recurring measures estimated to provide approximately $1.4 billion in one-time savings. The City's budget for fiscal year 1997 has been the subject of substantial criticism, questioning, among other things, the capacity of the City to generate future revenues sufficient to meet expected expenditure increases and to provide necessary municipal services. Such criticism has also noted the City's reliance on non-recurring resources to close budget gaps and has charged that the City has made no progress in achieving structural balance.
The City Budget for the fiscal year 1997, like all City budgets, is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, one of the key items contained in the 1997 City Budget was the sale of the City's water system for approximately $2.3 billion. This plan has been hotly contested since it was announced, has been the focus of several lawsuits and has been ruled
illegal by both the lower and the Appeals Court.     It is unclear whether
a final appeal will be sought.    Further, the 1997 City Budget and the
1997-2000 Financial Plan reflect the costs of tentative settlements with a coalition of municipal unions which together represent approximately 2/3 of its workforce. There can be no assurance that such proposed settlement will be ratified. In addition, certain proposals may be offset by various State and federal legislation which could mandate levels of nature in recent years to finance its General Fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling state assets, reimbursing past General Fund expenditures by the issuance of Authority debt and deferring payment for expenditures to future fiscal years. The 1996-97 State Financial Plan contains actions of a non-recurring nature including the use of certain surplus funds available from the MMIA (approximately $481 million), savings from refinancing of certain pension and bond obligations (approximately $222 million) and non-recurring resources carried forward from the State's prior fiscal year and various other
actions (approximately $314 million).     It has been reported that certain
health care providers are considering a challenge to the State's rights to
the MMIA surplus revenues, totaling approximately $1.3 billion.    In
addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1997 City Budget and the 1997-2000 Financial Plan. In addition, the 1997-2000 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.
The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.2% of total revenues in fiscal year 1997 while federal aid, including categorical grants, will provide 11.5% in fiscal year 1997 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1997. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1997), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates. The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, S&P lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1996 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. S&P also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile. On February 28, 1996, Fitch Investors Service, L.P., placed the City's general obligation bonds on Fitch Alert with negative implications.
The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994, $2.2 billion in fiscal year 1995 and $2.4 billion in fiscal year 1996. Current projections do not forecast a need for seasonal financing for fiscal year 1997. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is unlikely that such proceeds will become available for capital improvements, because, as discussed above, the legality of the sale of the water system has been successfully challenged in the lower and the intermediate appeals court. In the event such proceeds are not available, the City will be required to find alternative sources of funding or to reduce the capital program by a corresponding amount.
In November 1993, the voters approved a proposed charter whereby Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.
OTHER LOCALITIES. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter. Fiscal difficulties experienced by the City of Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990.
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate.
CONSTITUTIONAL LIMITATIONS ON TAXES   , OTHER CHANGES     AND
APPROPRIATIONS
LIMITATION ON    PROPERTY     TAXES. Certain obligations held by the fund
may be obligations of issuers that rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of AD VALOREM property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% AD VALOREM tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through AD VALOREM property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use.
   LIMITATIONS ON OTHER TAXES, FEES AND CHARGES. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.
Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994, must be approved by a majority vote within two years.
Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges," defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property-related service." All new and existing property-related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property-related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property-related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property-related" for purposes of
Article XIIID), no property-related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.
In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.
The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but " proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor;
(3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may
change in the future. During    fiscal year     1986-87, State receipts
from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to
limitation were under the State limit. The 1996-97 Budget    provide
for     State appropriations more than $   7.0     billion under the limit
for    fiscal year     1996-97.
OBLIGATIONS OF THE STATE OF CALIFORNIA
   As of February 1, 1997, the State had approximately $17.8 billion of general obligation bonds outstanding (including $306 million of commercial paper notes which are intended to be refinanced by future bond sales), and $7.6 billion remained authorized but unissued. In addition, at February 1, 1997, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $6.1 billion. State voters approved an additional $2.1 billion of new bonds on the November 5, 1996 ballot. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In fiscal year 1995-96, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.
ECONOMY
The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 32 million, it now represents over 12% of the total U.S. population. Total personal income in the State, at an estimated $760 billion in 1995, accounts for more than 12% of all personal income in the nation. Total employment in 1995 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since the start of 1994; pre-recession job levels were reached in early 1996. Unemployment, while higher than the national average, came down significantly from the January 1994 peak of 10%. Economic indicators show a steady recovery underway in California since the start of 1994 particularly in export-related industries, services, electronics, entertainment and tourism, although the residential housing sector has been weaker than in previous recoveries. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1994-95 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past four years, as the recession cut revenues and created a deficit), the State has budgeted to maintain the SFEU at around 3% of General Fund expenditures.
Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of fiscal year 1990-91 until fiscal year 1995-96, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will continue in future years; in particular, it is anticipated that there will be a need to increase capital and operating costs of the correctional system in response to a "Three Strikes" law enacted in 1994 which mandates life imprisonment for certain felony offenders.
RECENT BUDGETS. As a result of these factors, among others, from the late 1980s until 1992-93 the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in fiscal year 1990-91 and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the years 1991-92 to 1995-96, including:
(small solid bullet) significant cuts in health and welfare program expenditures;
(small solid bullet) transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;
(small solid bullet) transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;
(small solid bullet) reduction in growth of support for higher education programs, coupled with increases in student fees;
(small solid bullet) revenue increases (particularly in the    fiscal
year     1991-92 budget), most of which were for a short duration;
(small solid bullet) increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and
(small solid bullet) various one-time adjustment and accounting changes. Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive
balances. By the start of    fiscal year     1993-94, the accumulated
deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit past the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.
The combination of stringent budget actions cutting State expenditures and
the turnaround of the economy    starting in     late 1993 finally led to
the restoration of positive financial results. While General Fund revenues
and expenditures were essentially equal in    fiscal year     1992-93
(following two years of excess expenditures over revenues), the General
Fund had positive operating results in    fiscal year     1993-94   ,
fiscal year     1994-95,    and fiscal year 1995-96,     which reduced the
accumulated budget deficit to    less than     $   1    00 million as of
June 30, 199   6    .
   The State Department of Finance estimated that the General Fund received revenues of about $46.3 billion in fiscal year 1995-96, more than $2 billion higher than was originally expected, as a result of the strengthening economy. Expenditures totaled about $45.4 billion, also about $2 billion higher than budgeted, because, among other factors, the State Constitution requires disbursement of a percentage of revenues to local school districts and federal actions to reduce welfare costs and to pay for costs of illegal immigrants were not forthcoming to the extent expected.

A consequence of the accumulated budget deficits in the early 1990s, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the
Governor failed to adopt a budget for    fiscal year     1992-93 by July 1,
1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants
(IOUs) over a 2-month period to pay a variety of obligations representing prior years' (or continuing) appropriations and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.
   The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short-term notes which matured in a subsequent fiscal year to finance its ongoing deficit and pay current obligations. With the repayment of the last of these deficit notes in April, 1996, the State does not plan to rely further on external borrowing across fiscal years, but will continue its normal cash flow borrowing during a fiscal year.
CURRENT BUDGET. The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), but did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year are estimated to total $47.643 billion, a 3.3% increase over the final estimated 1995-96 revenues. The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0% increase over the final estimated 1995-96 expenditures.
The following are principal features of the 1996-97 Budget Act:
1. Funding for schools and community college districts increased by $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2%) was funded. The funding increases have brought K-12 expenditures to almost $4,800 per pupil, an almost 15% increase over the level prevailing during the recession years.
2. Proposed cuts in health and welfare totaling $660 million. All of these cuts require federal law changes (including welfare reform, which was enacted), federal waivers, or federal budget appropriations in order to be achieved. Ultimate federal actions after enactment of the Budget Act will allow the State to save only about $360 million of this amount.
3. A 4.9% increase in funding for the University of California and the California State University system, with no increases in student fees for the second consecutive year.
4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund.
With signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The General Fund fund balance, however, still reflects $1.6 billion of "loans" which the General Fund made to local schools in the recession years, representing cash outlays above the mandatory minimum funding level. Settlement of litigation over these transactions in July 1996 calls for repayment of these loans over the period ending in 2001-02, about equally split between outlays from the General Fund and from schools' entitlements. The 1996-97 Budget Act contained a $150 million appropriation from the General Fund toward this settlement.
The Department of Finance projected, when the Budget Act was passed, that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no external cross-fiscal year borrowing will be needed. The State will continue to rely on internal borrowing and intra-year external note borrowing to meet its cash flow requirements.
The Department of Finance has reported that, based on stronger than expected revenues during the first six months of the 1996-97 fiscal year, reflecting the continued strength of the State's economic recovery, General Fund revenues for the full 1996-97 fiscal year will be almost $1 billion above projections, at about $48.4 billion. This is expected to be offset by required increased payments to schools, and lower than expected savings resulting from federal welfare reform actions and federal aid for illegal immigrants. As a result, the expected balance of the SFEU at June 30, 1997, has been slightly reduced to about $197 million, still the first positive balance in the decade of the 90's. The State has not yet given any prediction of how the federal welfare reform law will impact the State's finances, or those of its local agencies; the State is in the midst of making many decisions concerning implementation of the new welfare law. PROPOSED 1997-98 BUDGET. On January 9, 1997, the Governor released his proposed budget for fiscal year 1997-98. Assuming continuing strength in the economy, the Governor projects General Fund revenues of $50.7 billion, and proposes expenditures of $50.3 billion, to leave a budget reserve in the SFEU of $550 million at June 30, 1998. The Governor proposed further programs to reduce class size in lower primary grades, using excess revenues from fiscal year 1996-97. He also proposed a further cut in corporate taxes, and sweeping changes in public assistance programs to respond to the new federal welfare reform law.
The State's financial difficulties for the past budget years and other factors noted above will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
   The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996, Fitch and Standard & Poor's raised their ratings of California's general obligation bonds, which are currently assigned ratings of "A+" from Standard & Poor's, "A1" from Moody's and "A+" from Fitch. OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled
approximately $   33.4     billion in    fiscal year
199   5    -9   6     (   over     70% of General Fund expenditures) and
has been budgeted at $   35.0     billion for    fiscal year
199   6-97    , including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid.
To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints
already experienced by many local governments, particularly counties.    A
number of     counties    both rural and urban,     have indicated that
their budgetary condition is extremely    serious    . At the start of
   fiscal year     1995-96, Los Angeles County    ("    L.A.
County   ")     the largest county in the State,    was forced to
impose     significant cuts in services and personnel, particularly in the
health care system,    in order to balance its budget    . L.A. County's
debt was downgraded by Moody's and S&P in the summer of 1995.    Orange
County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much
reduced means.     A school district (Richmond Unified) filed for
protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. Limitations on AD VALOREM property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
Because of the complex nature of Articles XIIIA   ,     XIIIB   , XIIIC and
XIIID     of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges,
it is not currently possible to determine fully the impact of    these
provisions    , or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature
or by initiative) which would modi   fy     existing taxes or other
revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
   SPECIAL FACTORS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1995 trade with the United States accounted for approximately 89% of Puerto Rico's exports and approximately 65% of its imports. In this regard, in fiscal 1995 Puerto Rico experienced a $4.6 billion positive adjusted merchandise trade balance.
Since fiscal 1985 personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1995 aggregate personal income was $27.0 billion ($26.2 billion in 1992 prices) and personal per capita income was $7,296 ($7,074 in 1992 prices). Gross domestic product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion; ($26.7 billion in 1992 prices). This represents an increase in gross product of 27.5% from fiscal 1992 to 1996 (12.7% in 1992 prices). For fiscal 1997, an increase in gross domestic product of 2.7% over fiscal 1996 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors including the condition of the U.S. economy, the exchange value of the U.S. dollar, the price stability of oil imports, increase in the number of visitors to the island, the level of exports, the level of federal transfers, and the cost of borrowing.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy participated and record levels of employment were achieved. Factors behind the continued expansion included government sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, the level of federal transfers and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the United States average and has been increasing in recent years. Despite long term improvements, the unemployment rate rose from 16.5% to 16.8% from fiscal 1992 to fiscal 1993. However, by the end of fiscal 1994, the unemployment rate dropped to 15.9% and as of the end of fiscal 1996, stands at 13.8%. Despite this downturn, there is a possibility that the unemployment rate will increase. Manufacturing is the largest sector in the economy accounting for $17.7 billion or 41.8% of gross domestic product in fiscal 1995. Manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as the pharmaceutical industry, electronics, computers, microprocessors, scientific instruments and high technology machinery. The service sector, which includes finance, insurance, real estate, wholesale and retail trade, hotels and related services and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people. In fiscal 1995, the service sector generated $15.9 billion in gross domestic product or 37.5% of the total. Employment in this sector grew from 449,000 in fiscal 1992 to 527,000 in fiscal 1996, a cumulative increase of 17.6%, which increase was greater than the 11.8% cumulative growths in employment over the same period, providing 46.7% of total employment. The government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1995 the government accounted for $4.5 billion or 10.6% of Puerto Rico's gross domestic product and provided 21.7% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing government-imposed regulatory restraints.
The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system.
The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,345 in fiscal 1996 and to 12,250 by the end of fiscal 1997.
The New Economic Model also seeks to reduce the size of the government's direct contribution to gross domestic product. As part of this goal the government has transferred certain governmental operations and sold a number of its assets to private parties. Among these are: (i) the sale of the assets of the Puerto Rico Maritime Authority; (ii) the execution of a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the execution by the Aqueducts and Sewer Authority of a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; and (iv) the execution by the Electric Power Authority of power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed.
As part of the government's program to facilitate the provision of private health services, in 1994 a new health insurance program was started in the Fajardo region to provide qualifying Puerto Rico residents with comprehensive health insurance coverage. In conjunction with this program certain public health facilities are being privatized. The administration's goal is to provide universal health insurance for such qualifying residents. The total cost of this program will depend on the number of municipalities included and the total number of participants. As of June 30, 1996, over 760,000 persons were participating in the program at an annual cost to the General Fund of approximately $296 million.
One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes during a 10, 15, 20, or 25 year period depending on location.
For many years, United States companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the United States Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), as described below the tax credit is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that establish operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto
Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A Credit and the remaining Section 936 credit are discussed below.
SECTION 30A. The 1996 Amendments added a new Section 30A to the Code.
Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A Credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").
A QDC is a United States corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a Section 936 election in effect for its taxable year that included October 13, 1995,
(iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."
The Section 30A Credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages,
(ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).
A QDC electing Section 30A of the code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.
In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the Section 30A Credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.
Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.
SECTION 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A Credit, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year,
(i) 80% or more of its gross income from sources within Puerto Rico, and
(ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.
Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.
As a result of the 1993 Amendments and the 1996 Amendments, the Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.
In the case of taxable years beginning on or after 1998, the possession income subject to the 936 credit will be subject to a cap based on the
Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The 936 credit is eliminated for taxable years beginning in 2006.
OUTLOOK. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 936 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position. Additionally, the Governor intends to propose a new federal incentive program similar to what is now provided under Section 30A. Such program would provide U.S. companies a tax credit based on qualifying wages paid, other wage related expenses such as fringe benefits, depreciation expenses for certain tangible assets, and research and development expenses, and would restore the credit granted to passive income under Section 936 prior to its repeal by the 1996 Amendments. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, for equity funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations), in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by   ,     and to place
portfolio transactions with   ,     brokerage firms that have provided
assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research
services provided by   ,     and place agency transactions with   ,
Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services
(FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited
(FBSL). As of January 1995, FBSL was converted into an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For Mortgage Securities, the investment activities described herein are likely to result in the fund engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the fund will have a higher turnover rate, and thus a higher incidence of short-term capital gains taxable as ordinary income, than might be expected from investment companies that invest substantially all of their funds on a long-term basis.
For the fiscal periods ended 1995 and 1996, respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.

FUND                                  FISCAL PERIOD ENDED   1995         1996

TechnoQuant Growth                    November 30           n/a              ></r>200%*

Overseas                              October 31             47%

   82    %

Mid Cap                               November 30           n/a           101%**

Equity Growth                         November 30            97%          76%

Growth Opportunities                  October 31             39%          33%

Strategic Opportunities               December 31            142%            151    %

Large Cap                             November 30           n/a           59%**

Growth & Income                       November 30           n/a              <</r>200%*

Equity Income                         November 30            80%          78%

Balanced                              October 31             297%         22

   3    %

Emerging Markets Income               December 31            305%            410    %

High Yield                            October 31             112%         121%

Strategic Income                      December 31            193%            119    %

Mortgage Securities                   July 31                329%            221    %

Government Investment                 October 31             261%         153%

Intermediate Bond                     November 30            189%            200    %

Short Fixed-Income                    October 31             179%         124%

High Income Municipal                 October 31             37%          49%

Municipal Bond                        December 31            72%          35%

Intermediate Municipal Income         November 30            53%          35%

Short-Intermediate Municipal Income   November 30            80%          62%

New York Municipal Income             October 31                0    %       17    %

California Municipal Income           October 31            n/a              21    %**


* Estimated 1997 turnover rate
** Annualized
The following tables show the brokerage commissions paid by Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, and Strategic Income. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage commissions paid to FBSI and FBS (formerly FBSL) for the past three fiscal years. The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through FBSI and FBS for the fiscal year ended 1996. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal year ended 1996. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; FBSI and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI is a result of the low commission rates charged by FBSI. The other funds paid no brokerage commissions for the fiscal years ended 1994 through 1996.

                          FISCAL PERIOD   TOTAL                 TO FBSI              TO FBS
                          ENDED           AMOUNT PAID

OVERSEAS                  October 31

1996                                       $    2,828,416       $    15,499          $    169,534

1995                                        1,420,464             5,926                       142,450

1994                                        1,601,660             685                  0

MID CAP                   November 30

1996                                           280,816               72,019               0

EQUITY GROWTH             November 30

1996                                           3,252,297             820,661              9,780

1995                                        2,185,589             862,434              2,034

1994                                        2,086,370             729,903              0

GROWTH OPPORTUNITIES      October 31

1996                                           6,894,871             1,513,633            74,768

1995                                        6,189,975             1,793,388            9,682

1994                                        3,589,080             1,368,574            0

STRATEGIC OPPORTUNITIES   December 31

1996                                           1,107,012             257,886              0

1995                                        1,138,485             217,580              0

10/1/94-12/31/94                            403,617               70,465               96

10/1/93-9/30/94                             1,166,854             151,233              0

LARGE CAP                 November 30

1996                                           31,692                8,248                0

EQUITY INCOME             November 30

1996                                           2,634,183             685,839              0

1995                                        1,410,440             549,549              7,528

1994                                        827,499               290,182              0

BALANCED                  October 31

1996                                           7,090,976             1,476,330            61,240

1995                                        8,952,888             2,249,157            122,777

1994                                        7,338,038             1,104,577            0

EMERGING MARKETS INCOME   December 31

1996                                           0                     0                    0

1995                                        11,820                0                    0

1994                                        0                     0                    0

HIGH YIELD                October 31

1996                                           139,187               1,507                0

1995                                        123,145               3,958                0

1994                                        0                     0                    0

STRATEGIC INCOME          December 31

1996                                           0                     0                    0

1995                                        152                   0                    0

1994                                        0                     0                    0



                          FISCAL PERIOD   % OF             % OF               % OF            % OF
                          ENDED 1996      COMMISSIONS      TRANSACTIONS       COMMISSIONS     TRANSACTIONS
                                          PAID TO FBSI     EFFECTED THROUGH   PAID TO FBS     EFFECTED THROUGH
                                                           FBSI                               FBS

OVERSEAS                  October 31          0.55    %        1.96    %          5.99    %       7.99    %

MID CAP                   November 30         25.68    %       35.14    %         0.00    %       0.00    %

EQUITY GROWTH             November 30         25.24    %       35.56    %         0.30    %       0.15    %

GROWTH OPPORTUNITIES      October 31          21.96    %       32.76    %         1.08    %       0.62    %

STRATEGIC OPPORTUNITIES   December 31         23.30    %       30.55    %         0.00    %       0.00    %

LARGE CAP                 November 30         26.02    %       37.32    %         0.00    %       0.00    %

EQUITY INCOME             November 30         26.03    %       40.25    %         0.00    %       0.00    %

BALANCED                  October 31          20.82    %       32.90    %         0.86    %       0.61    %

EMERGING MARKETS INCOME   December 31         0.00    %        0.00    %          0.00    %       0.00    %

HIGH YIELD                October 31          1.08    %        1.98    %          0.00    %       0.00    %

STRATEGIC INCOME          December 31         0.00    %        0.00    %          0.00    %       0.00    %



                          FISCAL PERIOD   AMOUNT PAID TO FIRMS    TOTAL AMOUNT OF
                          ENDED 1996      PROVIDING RESEARCH*     TRANSACTIONS ON WHICH
                                                                  COMMISSIONS WERE PAID

OVERSEAS                  October 31       $    2,431,734          $    1,240,865,595

MID CAP                   November 30          161,428                 100,269,755

EQUITY GROWTH             November 30          2,246,930               2,069,366,778

GROWTH OPPORTUNITIES      October 31           6,363,933               6,472,339,765

STRATEGIC OPPORTUNITIES   December 31          870,328                 995,680,016

LARGE CAP                 November 30          15,483                  13,093,107

EQUITY INCOME             November 30          1,654,417               1,285,537,976

BALANCED                  October 31           6,711,713               5,583,982,528

EMERGING MARKETS INCOME   December 31          0                       0

HIGH YIELD                October 31           122,322                 42,560,879

STRATEGIC INCOME          December 31          0                       0


* The provision of research services was not necessarily a factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
FSC normally determines each class's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time
for the purpose of computing each class's NAV   .
GROWTH AND GROWTH & INCOME FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
TAXABLE INCOME FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MUNICIPAL FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's net asset value (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by
the result of one minus a stated federal or combined federal    and
state     and, if applicable,    city     income tax rate. If only a
portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on effective yield under federal and, where applicable, state income tax laws for 1997. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will achieve any specific tax-exempt yield. While the municipal funds invest principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                           If individual tax-exempt yield is:

                                                           2.00%  3.00%  4.00%  5.00%  6.00%         7.00%           8.00%

   Taxable Income*                                Federal
                                                  Marginal

   Single Return            Joint Return          Rate**   Then taxable equivalent yield is:


   $ 0 - $ 24,650           $ 0 - $ 41,200         15.0%   2.35%  3.53%  4.71%  5.88%  7.06%         8.24%          9.41%

   $ 24,651 - $ 59,750   $ 41,201 - $ 99,600   28.0%       2.78% 4.17%   5.56%  6.94%  8.33%         9.72%            11.11%

   $ 59,751 - $ 124,650  $ 99,601 - $ 151,750  31.0%       2.90% 4.35%   5.80%  7.25%  8.70%         10.14%           11.59%

   $ 124,651 - $ 271,050 $ 151,751 - $ 271,050 36.0%       3.13% 4.69%   6.25%  7.81%  9.38%         10.94%           12.50%

   $ 271,051 - +            $ 271,051 - +          39.6%   3.31% 4.97%   6.62%  8.28%  9.93%         11.59%           13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
A federally tax-exempt fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
NEW YORK MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket
   taking into account     federal, state, and    c    ity taxes for 1997.
1997 TAX RATES
Taxable Income   *




   Single Return                Joint Return         Federal    New York    New York          Combined          Combined
                                                     Marginal   State       City           Federal and State Federal, State,
                                                     Rate       Marginal    Marginal          Effective         and Local
                                                                Rate           Rate           Rate**         Effective Rate**


   $ 24,651 -    $ 25,000    $ 41,201 -    $ 45,000     28.0%    6.85%           3.76%           32.93%           36.02%

   $ 25,001 -    $ 50,000    $ 45,001 -    $ 90,000     28.0%    6.85%           3.82%           32.93%           36.07%

   $ 50,001 -    $ 59,750    $ 90,001 -    $ 99,600     28.0%    6.85%           3.88%           32.93%           36.12%

   $ 59,751 -    $ 124,650   $ 99,601 -    $ 151,750    31.0%    6.85%           3.88%           35.73%           38.78%

   $ 124,651 -   $ 271,050   $ 151,751 -   $ 271,050    36.0%    6.85%           3.88%           40.38%           43.21%

   $ 271,051 -   +           $ 271,051 -   +            39.6%    6.85%           3.88%           43.74%           46.41%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
NEW YORK CITY RESIDENTS    -     TRIPLE TAXES    -     1997

             If your combined federal, state, and local effective tax rate in 1997 is:

                36.02%           36.07%          36.12%           38.78%           43.21%           46.41%

   To match these     Your taxable investment would have to earn the following yield:
   tax-free yields:

   2%            3.13%            3.13%            3.13%            3.27%            3.52%            3.73%

   3%            4.69%            4.69%            4.70%            4.90%            5.28%            5.60%

   4%            6.25%            6.26%            6.26%            6.53%            7.04%            7.46%

   5%            7.81%            7.82%            7.83%            8.17%            8.81%            9.33%

   6%            9.38%            9.38%            9.39%            9.80%            10.57%           11.20%

   7%            10.94%           10.95%           10.96%           11.43%           12.33%           13.06%

   8%            12.50%           12.51%           12.52%           13.07%           14.09%           14.93%

   9%            14.07%           14.08%           14.09%           14.70%           15.85%           16.79%

   10%           15.63%           15.64%           15.65%           16.33%           17.61%           18.66%

   11%           17.19%           17.21%           17.22%           17.97%           19.37%           20.53%


NEW YORK STATE RESIDENTS (OUTSIDE NEW YORK CITY)    -     DOUBLE TAXES    -
    1997

                If your combined federal and state effective tax rate in 1997 is:

                32.93%          35.73%            40.38%           43.74%

   To match these            Your taxable investment would have to earn the following yield:
   tax-free yields:

   2%            2.98%            3.11%            3.35%            3.55%

   3%            4.47%            4.67%            5.03%            5.33%

   4%            5.96%            6.22%            6.71%            7.11%

   5%            7.46%            7.78%            8.39%            8.89%

   6%            8.95%            9.34%            10.06%           10.66%

   7%            10.44%           10.89%           11.74%           12.44%

   8%            11.93%           12.45%           13.42%           14.22%

   9%            13.42%           14.00%           15.10%           16.00%

   10%           14.91%           15.56%           16.77%           17.77%

   11%           16.40%           17.11%           18.45%           19.55%


The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these
obligations, its tax-equivalent yield will be lower. In the table   s
above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
CALIFORNIA MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1997.
1997 TAX RATES

   Taxable Income*                                                       Federal       California

   Combined
                                                                      Marginal         State          Federal
                                                                                                         and State
                                                                                                       Effective

   Single Return                 Joint Return                            Rate             Marginal
                                                                      Rate                Rate**

   $ 0  - $ 4,908                $ 0  -                $ 9,816             15.0%           1.0%           15.85%

   $ 4,909  - $ 11,632           $ 9,817  -            $ 23,264            15.0%           2.0%           16.70%

   $ 11,633 - $ 18,357           $ 23,265  -           $ 36,714            15.0%           4.0%           18.40%

   $ 18,358  - $ 24,650          $ 36,715  -           $ 41,200            15.0%           6.0%           20.10%

   $ 24,651  - $ 25,484          $ 41,201  -           $ 50,968            28.0%           6.0%           32.32%

   $ 25,485  - $ 32,207          $ 50,969  -           $ 64,414            28.0%           8.0%           33.76%

   $ 32,208  - $ 59,750          $ 64,415  -           $ 99,600            28.0%           9.3%           34.70%

   $ 59,751  - $ 124,650         $ 99,601  -           $ 151,750           31.0%           9.3%           37.42%

   $ 124,651  - $ 271,050        $ 151,751  -          $ 271,050           36.0%           9.3%           41.95%

   over $ 271,050                over $ 271,050         39.6%           9.3%           45.22%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.


      If your combined federal and state    effective     tax rate in 1997 is:

       15.85% 16.70% 18.40% 20.10% 32.32%          33.76%          34.70%          37.42%          41.95%          45.22%

   To match these
                 Your taxable investment would have to earn the following yield:
   tax-free yields:


   2%  2.38%  2.40%  2.45%  2.50%  2.96%            3.02%            3.06%            3.20%            3.45%           3.65%

   3%  3.57%  3.60%  3.68%  3.75%  4.43%            4.53%            4.59%            4.79%            5.17%           5.48%

   4%  4.75%  4.80%  4.90%  5.01%  5.91%            6.04%            6.13%            6.39%            6.89%           7.30%

   5%  5.94%  6.00%  6.13%  6.26%  7.39%            7.55%            7.66%            7.99%            8.61%           9.13%

   6%  7.13%  7.20%  7.35%  7.51%  8.87%            9.06%            9.19%            9.59%            10.34%          10.95%

   7%  8.32%  8.40%  8.58%  8.76%  10.34%           10.57%           10.72%           11.19%           12.06%          12.78%

   8%  9.51%  9.60%  9.80%  10.01% 11.82%            12.08%          12.25%            12.78%           13.78%          14.60%


   9%  10.70% 10.80% 11.03% 11.26% 13.30%           13.59%           13.78%           14.38%           15.50%          16.43%

   10% 11.88% 12.00% 12.25% 12.52% 14.78%           15.10%           15.31%           15.98%           17.23%          18.25%

   11% 13.07% 13.21% 13.48% 13.77% 16.25%           16.61%           16.84%           17.58%           18.95%          20.08%


The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.
   The 13-week and 39-week long-term moving averages are shown below:*
FUND          AS OF          13-WEEK          39-WEEK


   Overseas - Class A                               10/25/96          $15.27          $15.10

   Overseas - Class T                               10/25/96          15.27           15.10

   Overseas - Class B                               10/25/96          15.05           14.91

   Overseas - Institutional                         10/25/96          15.18           15.01

   Mid Cap - Class A                                11/29/96          11.40           10.88

   Mid Cap - Class T                                11/29/96          11.39           10.88

   Mid Cap - Class B                                11/29/96          11.32           10.83

   Mid Cap - Institutional                          11/29/96          11.40           10.88

   Equity Growth - Class A                          11/29/96          42.74           40.94

   Equity Growth - Class T                          11/29/96          42.75           40.94

   Equity Growth - Institutional                    11/29/96          43.39           41.50

   Growth Opportunities - Class A                   10/25/96          33.97           32.99

   Growth Opportunities - Class T                   10/25/96          33.97           32.99

   Growth Opportunities - Institutional             10/25/96          34.00           32.98

   Strategic Opportunities - Class A                12/27/96          22.21           21.80

   Strategic Opportunities - Class T                12/27/96          22.39           21.98

   Strategic Opportunities - Class B                12/27/96          22.08           21.70

   Strategic Opportunities - Institutional          12/27/96          22.26           21.82

   Strategic Opportunities - Initial                12/27/96          22.60           22.15

   Large Cap - Class A                              11/29/96          11.12           10.48

   Large Cap - Class T                              11/29/96          11.11           10.48

   Large Cap - Class B                              11/29/96          11.07           10.45

   Large Cap - Institutional                        11/29/96          11.13           10.49

   Equity Income - Class A                          11/29/96          21.48           20.79

   Equity Income - Class T                          11/29/96          21.52           20.83

   Equity Income - Class B                          11/29/96          21.44           20.78

   Equity Income - Institutional                    11/29/96          21.67           20.94

   Balanced - Class A                               10/25/96          15.50           15.26

   Balanced - Class T                               10/25/96          15.53           15.28

   Balanced - Institutional                         10/25/96          15.55           15.31

   High Yield - Class A                             10/25/96          12.03           11.72

   High Yield - Class T                             10/25/96          12.02           11.70

   High Yield - Class B                             10/25/96          12.00           11.71

   High Yield - Institutional                       10/25/96          11.83           11.53

   Emerging Markets Income - Class A                12/27/96          11.30           10.08

   Emerging Markets Income - Class T                12/27/96          11.30           10.07

   Emerging Markets Income - Class B                12/27/96          11.34           10.13

   Emerging Markets Income - Institutional          12/27/96          11.24           10.03

   Strategic Income - Class A                       12/27/96          11.06           10.58

   Strategic Income - Class T                       12/27/96          11.06           10.57

   Strategic Income - Class B                       12/27/96          11.08           10.61

   Strategic Income - Institutional                 12/27/96          11.10           10.61


   * Moving averages are shown for those classes that had commenced operations prior to January 1, 1997.
The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of 5.25% for TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); 4.25% for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds); 3.25% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), and 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds, 3.50% for the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, and 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), and 0.15% (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 5.00% for all funds that offer Class B except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%. Class B shares are also subject to a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bonds Funds and the Intermediate-Term Bond Funds), as well as a 0.25% shareholder services fee. Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
HISTORICAL BOND FUND RESULTS. The following tables show yields, tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the fiscal year ended July 31, October 31, November 30, or December 31, 1996, as indicated below. The tax-equivalent yield is based on a 36% federal income tax rate for each municipal fund except New York Municipal Income. The tax-equivalent yield for New York Municipal Income is based on a combined effective federal, state, and city income tax rate of 43.41% and reflects that, as of October 31, 1996, none of the fund's income was subject to state taxes. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.






                                                       Average Annual Total                      Cumulative Total
                                                       Returns1                                  Returns1
                    Fiscal      Yield2     Tax         One        Five         Ten               One        Five        Ten
                    Year                   Equiva      Year       Years        Years/            Year       Years       Years/
                    Ended                  lent                                Life of                                  Life of
                                           Yield2                              Fund+                                    Fund+

 Emerging Markets
Income -            12/31       N/A        N/A         34.46%     N/A          14.77%            34.46%     N/A          47.41%
 Class A

 Emerging Markets
Income -                         7.18%     N/A         35.50%     N/A          15.09%            35.50%     N/A          48.54%
 Class T

 Emerging Markets                6.62%     N/A         34.61%     N/A          15.05%            34.61%     N/A          48.40%
 Income - Class B

 Emerging Markets Income -      N/A        N/A         40.21%     N/A          16.53%            40.21%     N/A          53.85%
 Institutional

 High Yield - Class
A                   10/31       N/A        N/A         7.90%       13.36%      13.23%            7.90%      87.22%      239.10%

 High Yield - Class
T                                7.58%     N/A         8.97%       13.59%      13.34%            8.97%      89.07%      242.44%

 High Yield - Class B            7.24%     N/A         7.10%       13.69%      13.51%            7.10%      89.94%      247.65%

 High Yield - Institutional      8.57%     N/A         12.81%      14.26%      13.68%            12.81%     94.76%      252.76%

 Strategic Income -
Class A              12/31       N/A       N/A         8.01%       N/A         13.64%            8.01%      N/A          32.03%

Strategic Income -
Class T                          6.43 %    N/A         8.93 %      N/A         14.09 %           8.93 %     N/A         33.16 %

Strategic Income -
Class B                          6.06 %    N/A         7.14 %      N/A         14.02 %           7.14 %     N/A         33.00 %

Strategic Income -
Institutional                    N/A       N/A         13.04 %     N/A         16.20 %           13.04 %    N/A         38.58 %

Mortgage Securities -
Class A                  7/31     N/A      N/A         2.18%       6.86%       7.83%             2.18%      39.37%      112.58%


Mortgage Securities - Class T     N/A      N/A         2.98%       7.03%       7.92%             2.98%      40.46%      114.25%


Mortgage Securities - Class B     N/A      N/A         1.72%       7.50%       8.30%             1.72%      43.56%      122.02%


Mortgage Securities -             N/A      N/A         6.72 %      7.80 %      8.30 %            6.72 %     45.56 %     122.02 %
Institutional


Mortgage Securities - Initial     6.67%    N/A         6.72 %      7.80 %      8.30%             6.72%      45.56%      122.02 %

Government
Investment -               10/31   N/A     N/A         -0.09 %     5.83 %      6.57 %            -0.09 %    32.77 %     86.94 %
Class A

Government Investment -           5.34%    N/A         0.72 %      6.01 %      6.66 %            0.72 %     33.86 %     88.47 %
Class T

Government                        4.87%    N/A         -1.22 %     6.08 %      6.86 %            -1.22 %    34.36 %     91.96 %
Investment - Class B

Government Investment -           5.78%    N/A         4.58 %      6.82 %      7.08 %            4.58 %     39.09 %     95.84 %
Institutional

                                                       Average Annual Total                      Cumulative Total
                                                       Returns1                                  Returns1
                    Fiscal      Yield2     Tax         One        Five         Ten               One        Five        Ten
                    Year                   Equiva      Year       Years        Years/            Year       Years       Years/
                    Ended                  lent                                Life of                                  Life of
                                           Yield2                              Fund+                                    Fund+

Intermediate Bond -
Class A             11/30         N/A       N/A      1.45 %     6.23 %     7.31 %           1.45 %     35.30 %     102.55 %

Intermediate Bond -
Class T                           5.17%     N/A      2.21 %     6.39 %     7.39 %           2.21 %     36.31 %     104.06 %

Intermediate Bond -
Class B                           4.65%     N/A      1.36 %     6.56 %     7.48 %           1.36 %     37.42 %     105.73 %

Intermediate Bond -               5.62%     N/A      5.40 %     7.34 %     7.87 %           5.40 %     42.50 %     113.33 %
Institutional

Short Fixed-Income -
Class A              10/31        N/A       N/A      3.71 %      5.56 %     6.95 %           3.71 %      31.06 %     84.78 %

Short Fixed-Income -
Class T                           5.37%     N/A      3.87 %      5.59 %     6.97 %           3.87 %      31.27 %     85.07 %

Short Fixed-Income -              5.74%     N/A      5.45 %      5.92 %     7.15 %           5.45 %      33.30 %     87.94 %
Institutional

High Income
Municipal -          10/31        N/A       N/A      -0.01 %     6.01 %     8.59 %           -0.01 %     33.86 %     112.22 %
Class A

High Income Municipal -           5.48%     8.56%    1.02 %      6.22 %     8.71 %           1.02 %      35.23 %     114.39 %
Class T

High Income Municipal -           5.08%     7.94%    -0.97 %     6.24 %     8.89 %           -0.97 %     35.36 %     117.77 %
Class B

High Income Municipal -           5.68%     8.88%    4.41 %      6.94 %     9.11 %           4.41 %      39.86 %     121.73 %
Institutional

Municipal Bond -
Class A                  12/31    N/A       N/A      -0.53%      5.80%      6.75%            -0.53%       32.58%     92.13%

Municipal Bond - Class T          4.11%     6.42%    0.25 %      5.97 %     6.83 %           0.25 %      33.62 %     93.64 %

Municipal Bond - Class B          4.06%     6.34%    -1.39 %     6.36 %     7.18 %           -1.39 %     36.11 %     100.05 %

Municipal Bond - Institutional    4.54%     7.09%    4.02 %      6.75 %     7.23 %           4.02 %      38.65 %     100.94 %

Municipal Bond - Initial          4.79%     7.48%    4.12%       6.77%      7.24%            4.12%       38.78%      101.11%

Intermediate Municipal
Income                   11/30    N/A       N/A      1.46 %      5.32 %     5.78 %           1.46 %      29.57 %     75.48 %
- Class A

Intermediate Municipal            4.00%     6. 2 5%  2.00 %      5.43 %     5.84 %           2.00 %      30.26 %     76.41 %
Income - Class T

Intermediate Municipal            3.47%     5.42%    1.21 %      5.64 %     5.94 %           1.21 %      31.54 %     78.14 %
Income - Class B

Intermediate Municipal Income     4.36%     6.81%    5.36 %      6.25 %     7.22 %           5.36 %      35.42 %     83.39 %
- Institutional

Short-Intermediate      11/30     N/A       N/A      2.48 %     N/A         4.40 %           2.48 %     N/A          12.40 %
Municipal Income - Class A

Short-Intermediate                3.61%     5.64%    2.50 %     N/A         4.40 %           2.50 %     N/A          12.42 %
Municipal Income - Class T

Short-Intermediate Municipal      3.82%     5.97%    4.19 %     N/A         5.02 %           4.19 %     N/A          14.22 %
Income - Institutional

New York Municipal
Income -                 10/31    N/A       N/A      0.76 %     N/A         4.68 %           0.76 %     N/A          5.65 %
Class A

New York Municipal Income -       4.22%     7.46%    1.47 %     N/A         5.30 %           1.47 %     N/A          6.39 %
Class T

New York Municipal Income -       3.73%     6.59%    -0.54 %    N/A         4.41 %           -0.54 %    N/A          5.32 %
Class B

New York Municipal Income -       4.63%     8.18%    5.28 %     N/A        8.68%             5.28 %     N/A          10.51 %
Institutional

California Municipal
Income -                 10/31    N/A       N/A     N/A         N/A        N/A              N/A         N/A          -2.36 %
Class A


California Municipal Income -     N/A       N/A     N/A         N/A        N/A              N/A         N/A          -1.58 %
Class T

California Municipal Income -     N/A       N/A     N/A         N/A        N/A              N/A         N/A          -3.60 %
Class B

California Municipal Income -     N/A       N/A     N/A         N/A        N/A              N/A         N/A          2.27 %
Institutional


   + Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; January 5, 1987 for High Yield; January 7, 1987 for Government Investment; October 31, 1994 for Strategic Income; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; August 21, 1995 for New York Municipal Income; and February 20, 1996 for California Municipal Income) through each fund's fiscal period ended 1996.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 4.25% for Bond Funds, 3.25% for Intermediate-Term Bond Funds, and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Bond Funds; 2.75% for Intermediate-Term Bond Funds; and 1.50% for Short-Term Bond Funds.
 Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Bond Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%; for Intermediate-Term Bond Funds for periods less than one year, 3%; one year to less than two years, 2%; two years to less than three years, 1%; three years or greater, 0%.
 Initial offering of Class A shares for each fund (except Mortgage Securities and Municipal Bond) took place on September 3, 1996. Returns prior to September 3, 1996 (except for Intermediate Bond and Intermediate Municipal Income) are those of Class T, the original class of each fund, and reflect Class T's then applicable 12b-1 fee. For Intermediate Bond and Intermediate Municipal Income, returns between September 10, 1992 and September 3, 1996 are those of Class T and reflect Class T's then applicable 12b-1 fee. Returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, the original class of each fund which does not have a 12b-1 fee. Class A's returns would have been lower if its 12b-1 fee had been reflected prior to September 10, 1992.
 Class A, Class T, and Class B of Mortgage Securities are expected to commence operations on or about February 28, 1997. Returns prior to that date are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Class T and Class A returns would have been lower if their respective 12b-1 fees were reflected in returns prior to that date. Class B's returns would have been lower if its 12b-1 fee (including a shareholder servicing fee) had been reflected in returns prior to that date.
 Class A of Municipal Bond is expected to commence operations on or about February 28, 1997. Returns between July 1, 1996 and February 28, 1997 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to that date are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Class A's returns would have been lower if its 12b-1 fee was reflected in returns prior to July 1, 1996.
 Initial offering of Class T and Class B shares for Municipal Bond took place on July 1, 1996. Returns prior to that date are those of Initial Class, the original class of the fund, which does not have a 12b-1 fee. Class T returns would have been lower if its 12b-1 fee had been reflected in returns prior to that date. Class B's returns would have been lower if its 12b-1 fee (including a shareholder servicing fee) had been reflected in prior date returns.
 Initial offering of Class T shares for Intermediate Bond and Intermediate Municipal Income took place on September 10, 1992, and bear a 12b-1 fee (at a then currently applicable rate of 0.25% for each fund), which is not reflected in prior date returns. Returns prior to September 10, 1992 are those of Institutional Class, the original class of each fund, which does not bear a 12b-1 fee. Class T's returns would have been lower if its 12b-1 fee had been reflected in prior date returns.
 Initial offering of Class B shares for Intermediate Bond and Intermediate Municipal Income took place on June 30, 1994, and bear a 12b-1 fee (including a shareholder servicing fee) (at a then currently applicable combined rate of 1.00% for each fund), which is not reflected in prior date returns. Returns prior to June 30, 1994, and September 10, 1992, for each fund are those of Class T and Institutional Class shares, respectively. Class T returns include a then currently applicable 12b-1 fee of 0.25% for each fund. Institutional Class, the original class of these funds, does not bear a 12b-1 fee. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B shares for High Yield, Government Investment, High Income Municipal, and Emerging Markets Income took place on June 30, 1994, and bear a 12b-1 fee (including a shareholder servicing fee) (at a then currently applicable combined rate of 1.00% for each fund), which is not reflected in prior date returns. Returns prior to June 30, 1994 for each fund are those of Class T shares, the original class of each fund, and include then applicable Class T 12b-1 fees of 0.25%. Class B's returns would have been lower if its 12b-1 fee (including a shareholder servicing fee) had been reflected in prior date returns.
 Initial offering of Institutional Class shares for High Yield, Strategic Income, Government Investment, Short Fixed-Income, High Income Municipal, Emerging Markets Income, and Short-Intermediate Municipal Income took place on July 3, 1995 and do not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T shares, the original class of each fund and include a Class T 12b-1 fee (at a then currently applicable rate of 0.25% for High Yield, Strategic Income, Government Investment, Emerging Markets Income, and High Income Municipal; and 0.15% for Short Fixed-Income and Short-Intermediate Municipal Income).
 Initial offering of Institutional Class shares for Municipal Bond took place on July 1, 1996. Institutional Class shares do not bear a sales load or 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee.
2 Yields and tax-equivalent yields shown for Class A shares include the effect of the applicable Class A front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class T shares include the effect of the applicable Class T front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class B shares include the effect of the applicable Class B 12b-1 fee, but not the CDSC.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the yields and total returns for those periods for Emerging Markets Income, High Yield, Strategic Income, Government Investment,
Intermediate Bond, Short Fixed-Income, High Income Municipal,    Municipal
Bond,     Intermediate Municipal Income, and Short-Intermediate Municipal
Income would have been lower. The table below shows what yields and tax-equivalent yields (if applicable) would have been if the class had not been in reimbursement.



                             Class A             Class T                    Class B              Institutional
                                                                                              Class               Initial Class

   Fund                   Yield*   Tax-Equiv  Yield*          Tax-       Yield*     Tax-Equiv Yield* Tax-Equiv Yield*  Tax-Equiv
                                      alent                   Equivalent            alent               alent          alent
                                      Yield*                Yield*                     Yield*           Yield*         Yield*

   Intermediate Bond       N/A      N/A          N/A          N/A           4.60%   N/A         N/A  N/A          +         +

   High Income Municipal   N/A      N/A          N/A          N/A           N/A        N/A    4.87%  7.61%        +         +

   Municipal Bond          N/A      N/A          1.70%        2.66%         -21.16% N/A       -2.23% N/A          N/A       N/A

   Short-Intermediate      N/A      N/A          3.51%        5.48%         N/A        N/A    3.75%  5.86%        +         +
   Municipal Income

   New York Municipal      N/A      N/A          3.23%        5.71%         2.21%   3.91%     1.38%  2.44%        +         +
   Income



* See footnote 2 above.
+ Initial Class is not available for this fund.
   HISTORICAL EQUITY FUND RESULTS. The following table shows the total returns for each class of each equity fund for the fiscal year ended October 31, November 30, or December 31, 1996, as indicated below.
      Average Annual Total   Cumulative Total
      Returns1               Returns1




                      Fiscal One      Five             Ten                       One              Five             Ten
                      Period Year     Years            Years/Life                Year             Years            Years/Life
                      Ended                                            of Fund+
of Fund+




   Overseas - Class A 10/31  4.81%    9.08%            6.65%                     4.81%            54.46%           52.30%

   Overseas - Class T        6.82%    9.50%            6.96%                     6.82%            57.41%           55.22%

   Overseas - Class B        4.73%    9.82%            7.40%                     4.73%            59.71%           59.45%

   Overseas -
Institutional                10.51%   10.32%           7.58%                     10.51%           63.43%           61.15%

   Mid Cap - Class A  11/30  N/A      N/A              N/A                       N/A              N/A               10.86%

   Mid Cap - Class T         N/A      N/A              N/A                       N/A              N/A               12.91%

   Mid Cap - Class B         N/A      N/A              N/A                       N/A              N/A               11.10%

   Mid Cap -
Institutional                N/A      N/A              N/A                        N/A              N/A                17.00%

   Equity Growth -
Class A               11/30  12.72%   17.48%           18.98%                     12.72%           123.83%           468.44%

   Equity Growth -
Class T                      14.83%   17.92%           19.20%                     14.83%           128.01%           479.07%

   Equity Growth -
Class B                      14.00%   18.56%           19.62%                     14.00%          134.28%           500.07%

   Equity Growth -
Institutional                19.68%   19.49%           19.99%                     19.68%           143.58%           518.61%

   Growth Opportunities
- Class A             10/31  11.37%   16.40%           19.91%                     11.37%           113.64%           409.15%

   Growth Opportunities
- Class T                    13.49%   16.84%           20.17%                     13.49%           117.71%           418.85%

   Growth Opportunities
- Class B                    12.61%   17.46%           20.65%                     12.61%           123.60%           437.67%

   Growth Opportunities
- Institutional              18.25%   17.86%           20.75%                     18.25%           127.41%           441.98%

   Strategic Opportunities
- Class A             12/31  -3.80%   10.90%           11.27%                     -3.80%           67.73%            190.97%

   Strategic Opportunities
- Class T                    -2.03%   11.30%           11.47%                     -2.03%           70.81%            196.32%

   Strategic Opportunities
- Class B                    -3.55%   11.58%           11.74%                     -3.55%           72.97%            203.53%

   Strategic Opportunities
- Institutional              1.99%    12.27%           11.96%                     1.99%            78.38%            209.44%

   Strategic Opportunities
- Initial                    -1.57%   11.93%           12.06%                     -1.57%           75.71%            212.32%

   Large Cap - Class
A                     11/30  N/A      N/A

   N/A                        N/A              N/A                12.09%

   Large Cap - Class
T                            N/A      N/A

   N/A                        N/A              N/A                14.06%

   Large Cap - Class
B                            N/A      N/A

   N/A                        N/A              N/A                12.70%

   Large Cap -
Institutional                N/A      N/A

   N/A                        N/A              N/A                18.60%

   Equity Income -
Class A               11/30  12.56%   17.71%           12.59%                     12.56%           125.98%           227.40%

   Equity Income -
Class T                      14.73%   18.16%           12.81%                     14.73%           130.33%           233.70%

   Equity Income -
Class B                      13.22%   18.56%           13.09%                     13.22%           134.23%           242.25%

   Equity Income -
Institutional                19.54%   19.74%           13.56%                     19.54%           146.15%           256.62%

   Balanced - Class A 10/31  3.50%    7.47%            10.70%                     3.50%            43.34%            171.56%

   Balanced - Class T        5.48%    7.87%            10.91%                     5.48%            46.07%            176.73%

   Balanced - Class B        4.30%    8.36%            11.32%                     4.30%            49.37%            186.77%

   Balanced -
Institutional                9.41%    8.85%            11.42%                     9.41%            52.79%            189.47%


   + Life of fund figures are from commencement of operations (April 23, 1990 for Overseas; November 18, 1987 for Growth Opportunities; January 6, 1987 for Balanced; and February 20, 1996 for Mid Cap and Large Cap) through each fund's fiscal period ended 1996.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.25% for Equity Funds.
 Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Equity Funds.
 Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Equity Funds for periods less than one year, 5%; one year to less than two years, 4%; two years to less than four years, 3%; four years to less than five years, 2%; five years to less than six years, 1%; six years or greater, 0%.
 Initial offering of Class A shares for each fund took place on September 3, 1996. Returns prior to September 3, 1996 (except for Equity Growth and Equity Income) are those of Class T and reflect Class T's then applicable 12b-1 fee (0.65% for equity funds prior to January 1, 1996). For Equity Growth and Equity Income, returns between September 10, 1992 and September 3, 1996 are those of Class T and reflect Class T's then applicable 12b-1 fee (0.65% for equity funds prior to January 1, 1996). Returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, the original class of each fund which does not have a 12b-1 fee. Class A's returns would have been lower if 12b-1 fees were reflected prior to September 10, 1992.
 Initial offering of Class T shares for Equity Growth and Equity Income took place on September 10, 1992, and bear a 12b-1 fee (at a then currently applicable rate of 0.65% for each fund), which is not reflected in prior date returns. Returns prior to September 10, 1992 are those of Institutional Class, the original class of each fund, which does not bear a 12b-1 fee. Class T's returns would have been lower had its 12b-1 fee been reflected in prior date returns.
 Initial offering of Class B shares of Equity Growth took place on December 31, 1996. Class B shares bear a 12b-1 fee (including a shareholder servicing fee), which is not reflected in prior return dates. Returns between September 10, 1992 and December 31, 1996 are those of Class T and reflect Class T's then applicable 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B shares of Balanced took place on December 31, 1996. Class B shares bear a 12b-1 fee (including a shareholder servicing fee), which is not reflected in prior return dates. Returns between January 6, 1987 and December 31, 1996 are those of Class T and reflect Class T's then applicable 0.65% 12b-1 fee. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Class B of Growth Opportunities is expected to commence operations on or about February 28, 1997. Returns prior to that date are those of Class T, the original class of the fund, and reflect Class T's then applicable 12b-1 fee (0.65% prior to January 1, 1996). Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B shares for Equity Income took place on June 30, 1994, and bear a 12b-1 fee (including a shareholder servicing fee), which is not reflected in prior date returns. Returns prior to June 30, 1994, and September 10, 1992, are those of Class T and Institutional Class shares, respectively. Class T returns include a then currently applicable 12b-1 fee of 0.65%. Institutional Class, the original class of the fund, does not bear a 12b-1 fee. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B shares for Strategic Opportunities took place on June 30, 1994, and bear a 12b-1 fee (including a shareholder servicing fee), which is not reflected in prior date returns. Returns prior to June 30, 1994 are those of Class T shares. Class T returns include a then applicable 12b-1 fee of 0.65%. Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Class B shares for Overseas took place on July 3, 1995, and bear a 12b-1 fee (including a shareholder servicing fee) which is not reflected in prior date returns. Returns prior to July 3, 1995, are those of Class T shares, the original class of the fund, and include Class T's then applicable 12b-1 fee (0.65% prior to January 1, 1996). Class B's returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.
 Initial offering of Institutional Class shares for Growth Opportunities, Balanced, and Overseas took place on July 3, 1995, and do not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T shares, the original class of each fund, and include a Class T 12b-1 fee (at a then currently applicable rate of 0.65% for each fund).
 Initial offering of Institutional Class shares for Strategic Opportunities took place on July 3, 1995. Institutional Class shares do not bear a sales load or 12b-1 fee. Returns prior to July 3, 1995, are those of Class T shares and include a then currently applicable Class T 12b-1 fee of
0.65%.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the total returns for those periods for Overseas, Mid Cap, Strategic Opportunities, Large Cap, Equity Income, and Income & Growth would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of the Bond Funds invest in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the Bond Funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the Bond Funds. Each of the Equity Funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund (except TechnoQuant Growth and Growth & Income for which performance history will be available after the funds have been in operation for six months) during the past 10 fiscal years ended 1996 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Overseas
would have grown to $   15,230    , including the effect of Class A's 5.25%
   maximum     sales charge.
OVERSEAS - CLASS A   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Oct. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions









   1996          $ 14,487          $ 619          $ 124       $ 15,230      $ 25,431          $ 26,966          $ 12,281

1995           13,189            476            103            13,768     20,493            20,816            11,924

1994           13,322            481            0              13,803     16,208            16,684            11,598

1993           12,251            422            0              12,673     15,604            15,291            11,303

1992           8,594             199            0              8,793      13,575            13,020            11,001

1991           9,267             76             0              9,343      12,344            12,027            10,659

1990*          9,049             0              0              9,049      9,246             9,246             10,357


   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Overseas on April 23, 1990, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,475    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,523    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   407     for dividends and $   104     for capital gain distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Overseas
would have grown to $   15,522    , including the effect of Class T's 3.50%
maximum sales charge.
OVERSEAS - CLASS T   INDICES


Period    Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   500          of
Oct. 31   $10,000      Dividend        Distributions                        Living**
          Investment   Distributions









1996       $ 14,765          $ 631          $ 126          $ 15,522          $ 25,431          $ 26,966          $ 12,281

1995     13,433               484         105            14,022            20,493            20,816            11,924

1994     13,568               489         0              14,057            16,208            16,684            11,598

1993     12,477            430            0              12,907            15,604            15,291            11,303

1992     8,753                202         0              8,955             13,575            13,020            11,001

1991     9,438                77          0              9,515             12,344            12,027            10,659

1990*    9,216             0              0              9,216             9,246             9,246             10,357


   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Overseas on April 23, 1990, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,533    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   415     for dividends and $   106     for capital gain distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Overseas
would have grown to $   15,945    .
OVERSEAS - CLASS B   INDICES


Period    Value of          Value of        Reinvested      Total             S&P               DJIA              Cost
Ended     Initial           Reinvested      Capital Gain    Value             500                                 of
Oct. 31   $10,000           Dividend        Distributions                                                         Living**
          Investment        Distributions







1996         $ 15,060          $ 756         $    129          $ 15,945       $    25,431          $ 26,966          $ 12,281


1995     13,920    502     109    14,531     20,493    20,816    11,924

1994     14,060    507     0      14,567     16,208    16,684    11,598

1993     12,930    445     0      13,375     15,604    15,291    11,303

1992     9,070     210     0      9,280      13,575    13,020    11,001

1991     9,780     80      0      9,860      12,344    12,027    10,659

1990*    9,550     0       0      9,550      9,246     9,246     10,357

   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Overseas on April 23, 1990   ,     the net amount invested in Class B
shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,657    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   530     for dividends and $   110     for capital gain
distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class
of Overseas would have grown to $   16,115    .
OVERSEAS - INSTITUTIONAL CLASS   INDICES


Period    Value of          Value of        Reinvested      Total             S&P               DJIA              Cost
Ended     Initial           Reinvested      Capital Gain    Value             500                                 of
Oct. 31   $10,000           Dividend        Distributions                                                         Living**
          Investment        Distributions







1996         $ 15,200          $ 785           $ 130           $ 16,115       $    25,431       $    26,966          $ 12,281

1995       13,970            504             109             14,583             20,493            20,816           11,924

1994       14,060            507             0               14,567             16,208            16,684           11,598

1993       12,930            445             0               13,375             15,604            15,291           11,303

1992       9,070             210             0               9,280              13,575            13,020           11,001

1991       9,780             80              0               9,860              12,344            12,027           10,659

1990*      9,550             0               0               9,550              9,246             9,246            10,357


   * From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Overseas on April 23, 1990   ,     the net amount invested in
   Institutional Class     shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   10,677    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   550     for dividends and $   110     for
capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class A of Mid Cap
would have grown to $   11,086    , including the effect of Class A's
maximum 5.25% sales charge.
MID CAP - CLASS A   INDICES




Period Ended Value of        Value of      Reinvested      Total             S&P               DJIA              Cost
Nov. 30      Initial         Reinvested    Capital Gain    Value             500                                 of
             $10,000         Dividend      Distributions                                                         Living**
             Investment      Distributions







1996*           $ 11,086        $ 0           $ 0             $ 11,086          $ 11,890          $ 12,048          $ 10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mid Cap on February 20, 1996, assuming the 5.25% maximum sales charge had been
in effect, the net amount invested in Class A shares was $   9,475    . The
cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,000    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class T of Mid Cap
would have grown to $   11,291    , including the effect of Class T's
maximum 3.50% sales charge.
MID CAP - CLASS T   INDICES




Period Ended Value of        Value of      Reinvested      Total             S&P               DJIA              Cost
Nov. 30      Initial         Reinvested    Capital Gain    Value             500                                 of
             $10,000         Dividend      Distributions                                                         Living**
             Investment      Distributions







1996*           $ 11,291        $ 0           $ 0             $ 11,291          $ 11,890          $ 12,048          $ 10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mid Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been
in effect, the net amount invested in Class T shares was $   9,650    . The
cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   10,000    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class B of Mid Cap
would have grown to $   11,110,     including the effect of Class B's
maximum applicable CDSC.
MID CAP - CLASS B   INDICES




Period Ended Value of        Value of      Reinvested      Total             S&P               DJIA              Cost
Nov. 30      Initial         Reinvested    Capital Gain    Value             500                                 of
             $10,000         Dividend      Distributions                                                         Living**
             Investment      Distributions








1996*           $ 11,110        $ 0           $ 0             $ 11,110          $ 11,890          $ 12,048          $ 10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mid
Cap on February 20, 1996, assuming the maximum    applicable     CDSC had
been in effect, the net amount invested in Class B shares was
   $10,000    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   0
for dividends and    $0     for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Institutional Class
of Mid Cap would have grown to $   11,700    .
MID CAP - INSTITUTIONAL CLASS   INDICES




Period Ended Value of        Value of      Reinvested      Total             S&P               DJIA              Cost
Nov. 30      Initial         Reinvested    Capital Gain    Value             500                                 of
             $10,000         Dividend      Distributions                                                         Living**
             Investment      Distributions







1996*           $ 11,700        $ 0           $ 0             $ 11,700          $ 11,890          $ 12,048          $ 10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mid Cap on February 20, 1996, the net amount invested in
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   0     for dividends and $   0     for
capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class A of Equity Growth would have grown to $   56,844    ,
including the effect of Class A's maximum 5.25% sales charge.
EQUITY GROWTH - CLASS A   INDICES




Period
Ended    Value of       Value of         Reinvested         Total             S&P               DJIA              Cost
Nov. 30  Initial        Reinvested       Capital Gain       Value             500                                 of
         $10,000        Dividend         Distributions                                                            Living
         Investment     Distributions







1996        $ 32,206        $ 1,533         $  23,105          $ 56,844          $ 41,022          $ 46,321          $ 14,366

1995       28,633           1,288            17,860           47,781           32,084           35,282           13,913

1994       20,503           824              12,534           33,861           23,557           25,366           13,578

1993       21,207           852           1   1,274           33,333           23,313           24,318           13,207

1992       18,928           672              9,507            29,107           21,174           21,201           12,862

1991       17,455           588              6,020            24,063           17,766           18,029           12,482

1990       11,179           377              3,855            15,411           14,846           15,414           12,120

1989       12,451           338              2,210            14,999           15,382           15,676           11,404

1988       8,641            16               1,534            10,191           11,756           11,803           10,897

1987       7,131            6                716              7,853            9,532            9,874            10,453


Explanatory Notes: With an initial investment of $10,000 in Class A of
Equity Growth on    December 1, 1986    , assuming the 5.25% maximum sales
charge had been in effect, the net amount invested in Class A shares was
$   9,475    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   21,412    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   439     for dividends and $   7,807     for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class T of Equity Growth would have grown to $   57,907    ,
including the effect of the Class T's maximum 3.50% sales charge.
EQUITY GROWTH - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total           S&P                 DJIA              Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value           500                                   of
               $10,000      Dividend        Distributions                                                         Living
               Investment   Distributions



   1996           $ 32,809   > $ 1,562           $ 23,536   $ 57,907           $ 41,022           $ 46,321           $ 14,366

   1995            29,162      1,310            $ 18,191     48,663             32,084             35,282             13,913

   1994            20,881      839               12,766      34,486             23,557             25,366             13,578

   1993            21,599      868               11,481      33,948             23,313             24,318             13,207

   1992            19,278      685               9,681       29,644             21,174             21,201             12,862

   1991            17,777      599               6,132       24,508             17,766             18,029             12,482

   1990            11,385      384               3,927       15,696             14,846             15,414             12,120

   1989            12,681      344               2,251       15,276             15,382             15,676             11,404

   1988            8,801       16                1,562       10,379             11,756             11,803             10,897

   1987            7,263       6                 729         7,998              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of
Equity Growth on    December 1, 1    98   6    , assuming the 3.50% maximum
sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   21,623    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   447     for dividends and $   7,951     for capital gain
distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class B of Equity Growth would have grown to $   60,007    .
EQUITY GROWTH - CLASS B   INDICES




Period Ended Value of         Value of        Reinvested       Total            S&P              DJIA             Cost
Nov. 30      Initial          Reinvested      Capital Gain     Value            500                               of
             $10,000          Dividend        Distributions                                                       Living
             Investment       Distributions







1996     $    33,998      $    1,619         $ 24,390      $    60,007      $    41,022      $    46,321      $    14,366

1995     3   0,220         1,   358            18,850            50,428          32,084            35,282            13,913

1994     2   1,639            870           1   3,228            35,737           23,557            25,366            13,578

1993     2   2,382            900           1   1,898            35,180           23,313            24,318            13,207

1992        19,977            709           1   0,033            30,719            21,174            21,201            12,862

1991        18,422            621              6,354             25,397            17,766            18,029            12,482

1990     1   1,798            397              4,070             16,265            14,846            15,414            12,120

1989        13,141            356              2,333             15,830            15,382            15,676            11,404

1988        9,120             17               1,619             10,756            11,756            11,803            10,897

1987        7,527             5                756               8,288             9,532             9,874             10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of
Equity Growth on    December 1    ,    1986    , the net amount invested in
Class B shares was $   10,000    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   22,045    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   463     for dividends and $   8,240     for capital gain
distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Growth would have grown to
$   61,861    .
EQUITY GROWTH - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total           S&P               DJIA                Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value           500                                   of
               $10,000      Dividend        Distributions                                                         Living
               Investment   Distributions







   1996           $ 34,537    $ 2,557           $ 24,767    $ 61,861          $ 41,022          $ 46,321           $ 14,366

   1995            30,645      1,940             19,104      51,689             32,084            35,282            13,913

   1994            21,927      1,039             13,397      36,363             23,557            25,366            13,578

   1993            22,564      933               11,994      35,491             23,313            24,318            13,207

   1992            20,008      710               10,048      30,766             21,174            21,201            12,862

   1991            18,422      621               6,354       25,397             17,766            18,029            12,482

   1990            11,798      397               4,070       16,265             14,846            15,414            12,120

   1989            13,141      356               2,333       15,830             15,382            15,676            11,404

   1988            9,120       17                1,619       10,756             11,756            11,803            10,897

   1987            7,527       5                 756         8,288              9,532             9,874             10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Equity Growth on    December 1    , 198   6    , the net amount
invested in Institutional Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   22,702    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   842     for dividends and $   8,240
for capital gain distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Growth
Opportunities would have grown to $   50,915    , including the effect of
Class A's maximum 5.25% sales charge.
GROWTH OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996      $ 33,532         $ 2,397           $ 14,986          $ 50,915          $ 38,184          $ 41,352          $ 13,718

1995    29,268           1,524             12,525             43,317            30,770            31,921            13,319

1994    25,222           921               9,109              35,252            24,336            25,585            12,955

1993    24,057           786               7,583              32,426            23,430            23,449            12,626

1992    20,030           497               4,785              25,312            20,383            19,966            12,288

1991    19,500           368               2,713              22,581            18,534            18,444            11,906

1990    12,308           71                1,712              14,091            13,882            14,179            11,568

1989    15,662           35                891                16,588            15,006            14,775            10,884

1988*   13,521           0                 0                  13,521            11,872            11,566            10,416


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Growth Opportunities on November 18, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,475    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,791    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,156     for dividends and $   6,746     for capital gain
distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Growth
Opportunities would have grown to $   51,885    , including the effect of
Class T's maximum 3.50% sales charge.
GROWTH OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











1996      $ 34,171         $ 2,443         $ 15,271         $ 51,885           $ 38,184           $ 41,352           $ 13,718

1995    29,809         1,55   2        12,756             44,117             30,770             31,921             13,319

1994    25,688         938             9,277              35,903             24,336             25,585             12,955

1993    24,501         80   1          7,723              33,025             23,430             23,449             12,626

1992    20,400         506             4,873              25,779             20,383             19,966             12,288

1991    19,860         37   5          2,763              22,998             18,534             18,444             11,906

1990    12,535         72              1,744              14,351             13,882             14,179             11,568

1989    15,951         3   7           907                16,895             15,006             14,775             10,884

1988*   13,771         0               0                  13,771             11,872             11,566             10,416


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Growth Opportunities on November 18, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,972    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,177     for dividends and $   6,871     for capital gain
distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Growth
Opportunities would have grown to $   53,767.
GROWTH OPPORTUNITIES - CLASS B   INDICES




Period
Ended  Value of     Value of       Reinvested     Total                    S&P                DJIA               Cost
Oct. 31 Initial     Reinvested     Capital Gain   Value                    500                                   of
        $10,000      Dividend       Distributions                                                       Living**
        Investment   Distributions







1996    $    35,410  $ 2,532        $    15,825    $ 53,767              $    38,184        $    41,352        $    13,718

1995        30,890   1,608          1   3,219              4   5,717         30,770             31,921             13,319

1994       26,620    971            9,   614           37,205                24,336             25,585             12,955

1993    2   5,390    830               8,003           34,223                23,430             23,449             12,626

1992    2   1,140    524               5,050           26,714                20,383             19,966             12,288

1991       20,580    390            2   ,863           23,833                18,534             18,444             11,906

1990    1   2,990    75             1,   807           14,872                13,882             14,179             11,568

1989    1   6,530      37           9   40             17,507                15,006             14,775             10,884

1988*   1   4,270      0            0                  14,270                11,872             11,566             10,416


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Growth Opportunities on November 18, 1987, the net amount invested in Class
B shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,333. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   1,220     for dividends and $   7,120     for capital gain
distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class
of Growth Opportunities would have grown to $   54,198    .
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











1996      $ 35,470 $ 2,874           $ 15,854           $ 54,198           $ 38,184           $ 41,352           $ 13,718

1995      30,970     1,612             13,253             45,835             30,770             31,921             13,319

1994      26,620     971               9,614              37,205             24,336             25,585             12,955

1993      25,390     830               8,003              34,223             23,430             23,449             12,626

1992      21,140     524               5,050              26,714             20,383             19,966             12,288

1991      20,580     390               2,863              23,833             18,534             18,444             11,906

1990      12,990     75                1,807              14,872             13,882             14,179             11,568

1989      16,530     37                940                17,507             15,006             14,775             10,884

1988*     14,270     0                 0                  14,270             11,872             11,566             10,416


   * From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Growth Opportunities on November 18, 1987, the net amount invested
in Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,629    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   1,420     for dividends and $   7,120
    for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Opportunities would have grown to
$   29,097    , including the effect of Class A's maximum 5.25% sales
charge.
STRATEGIC OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996         $ 13,157   $ 4,901    $ 11,039           $ 29,097           $ 41,499           $ 46,181           $ 14,353

   1995          14,543    4,933            9,181            28,657            33,750            35,882           $ 13,891

   1994          10,930     3,378            6,434            20,742            24,531            26,244            13,548

   1993          12,158     3,339            6,847            22,344            24,213            25,001            13,195

   1992          11,135     2,674            4,743            18,552            21,996            21,370            12,842

   1991          10,808     2,092            3,537            16,437            20,434            19,916            12,480

   1990          10,311     1,522            1,522            13,355            15,660            16,018            12,109

   1989          11,579     1,098            1,709            14,386            16,164            16,104            11,412

   1988          8,978      546              1,325            10,849            12,275            12,222            10,905

   1987          7,610      141              1,124            8,875             10,526            10,543            10,443


Explanatory Notes: With an initial investment of $10,000 in Class A of
Strategic Opportunities on    January 1, 1987    , assuming the 5.25%
maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,475    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   23,415    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   2,823     for dividends and $   6,085     for capital gain
distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Opportunities would have grown to
$   29,632    , including the effect of Class T's maximum 3.50% sales
charge.
STRATEGIC OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions









   1996    $ 13,508    $ 4,811           $ 11,313           $ 29,632           $ 41,499           $ 46,181           $ 14,353

   1995     14,811      5,024             9,351              29,186             33,750             35,882            $ 13,891

   1994     11,132      3,439             6,554              21,125             24,531             26,244             13,548

   1993     12,382      3,401             6,974              22,757             24,213             25,001             13,195

   1992     11,341      2,723             4,831              18,895             21,996             21,370             12,842

   1991     11,007      2,131             3,602              16,740             20,434             19,916             12,480

   1990     10,501      1,550             1,550              13,601             15,660             16,018             12,109

   1989     11,793      1,118             1,741              14,652             16,164             16,104             11,412

   1988     9,144       556               1,350              11,050             12,275             12,222             10,905

   1987     7,751       144               1,144              9,039              10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Class T of
Strategic Opportunities on    January 1, 1987,     assuming the 3.50%
maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   23,448    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   2,768     for dividends and $   6,197     for capital gain
distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Strategic Opportunities would have grown to
$   30,353    .
STRATEGIC OPPORTUNITIES - CLASS B   INDICES




Period
Ended   Value of        Value of        Reinvested      Total              S&P               DJIA          Cost
Dec. 31 Initial         Reinvested      Capital Gain    Value              500                             of
        $10,000         Dividend        Distributions                                                      Living
        Investment      Distributions







1996    $    13,794     $    4,931      $    11,628     $    30,353         $ 41,499      $    46,181         $ 14,353

1995    1   5,151          5,320           9,581            30,052           33,750             35,882        $ 13,891

1994       11,456          3,678           6,746            21,880           24,531             26,244          13,548

1993       12,832          3,524           7,226            23,582           24,213             25,001          13,195

1992    1   1,752          2,822           5,006             19,580          21,996             21,370          12,842

1991    1   1,407          2,208           3,732             17,347          20,434             19,916          12,480

1990    1   0,882          1,606           1,607             14,095          15,660             16,018           12,109

1989    1   2,221          1,158           1,804            15,183           16,164             16,104          11,412

1988       9,476            576            1,399            11,451           12,275             12,222          10,905

1987       8,032           149             1,186            9,367            10,526             10,543          10,443


Explanatory Notes: With an initial investment of $10,000 in Class B of
Strategic Opportunities on    January 1, 1987    , the net amount invested
in Class B shares was $   10,000    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   23,939    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   2,862     for dividends and $   6,422     for capital gain
distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Strategic Opportunities would have
grown to $   30,944    .
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996    $ 13,924    $ 5,324           $ 11,696           $ 30,944           $ 41,499           $ 46,181           $ 14,353

   1995     15,299      5,381             9,661              30,341             33,750             35,882             13,891

   1994     11,536      3,564             6,791              21,891             24,531             26,244             13,548

   1993     12,832      3,524             7,226              23,582             24,213             25,001             13,195

   1992     11,752      2,822             5,006              19,580             21,996             21,370             12,842

   1991     11,407      2,208             3,732              17,347             20,434             19,916             12,480

   1990     10,882      1,606             1,606              14,095             15,660             16,018             12,109

   1989     12,221      1,158             1,804              15,183             16,164             16,104             11,412

   1988     9,476       576               1,399              11,451             12,275             12,222             10,905

   1987     8,032       149               1,186              9,367              10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Strategic Opportunities on    January 1,     198   7    , the net
amount invested in Institutional Class shares was $   10,000    . The cost
of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   24,330    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   3,060     for
dividends and $   6,422     for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Strategic Opportunities would have grown to
$   31,232    , including the effect of Initial Class's    maximum
3.50% sales charge.
STRATEGIC OPPORTUNITIES - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions










1996 $    13,633       $   6,010       $    11,589       $    31,232           $ 41,499           $ 46,181           $ 14,353

1995   1   4,942          6,149            9,528             30,619            33,750             35,882             13,891

1994   1   1,228          4,172            6,668             22,068            24,531             26,244             13,548

1993   1   2,472          4,011            7,082             23,565            24,213             25,001             13,195

1992   1   1,394          3,190            4,880             19,464            21,996             21,370             12,842

1991   1   1,067          2,457            3,629             17,153            20,434             19,916             12,480

1990   1   0,549          1,772            1,546             13,867            15,660             16,018             12,109

1989   1   1,835          1,276            1,735             14,846            16,164             16,104             11,412

1988      9,221            591              1,352             11,164            12,275             12,222             10,905

1987      7,805            149              1,144             9,098             10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Initial Class
of Strategic Opportunities on    January 1    , 198   7    , assuming the
3.50% maximum sales charge had been in effect, the net amount invested in
Initial Class shares was $   9,650    .The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   24,713    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   3,369     for dividends and $   6,197     for capital gain
distributions.
During the period from February 20, 1996    (commencement of operations)
to     November 30, 1996, a hypothetical $10,000 investment in Class A of
Large Cap would have grown to $   11,209    , including the effect of Class
A's maximum 5.25% sales charge.
LARGE CAP - CLASS A   INDICES




Period
Ended   Value of         Value of       Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial          Reinvested     Capital Gain    Value              500                                   of
        $10,000          Dividend       Distributions                                                            Living**
        Investment       Distributions







1996*   $    11,209      $    0          $    0          $    11,209        $    11,890        $    12,048        $    10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Large Cap on February 20, 1996, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,475    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   0
for dividends and $   0     for capital gain distributions.
During the period from February 20, 1996    (commencement of operations)
to     November 30, 1996, a hypothetical $10,000 investment in Class T of
Large Cap would have grown to $   11,406    , including the effect of Class
T's maximum 3.50% sales charge.
LARGE CAP - CLASS T   INDICES




Period
Ended   Value of         Value of       Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial          Reinvested     Capital Gain    Value              500                                   of
        $10,000          Dividend       Distributions                                                            Living**
        Investment       Distributions








1996*   $    11,406      $    0          $    0          $    11,406        $    11,890        $    12,048        $    10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Large Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   0
for dividends and $   0     for capital gain distributions.
During the period from February 20, 1996    (commencement of operations)
to     November 30, 1996, a hypothetical $10,000 investment in Class B of
Large Cap would have grown to $   11,270    , including the effect of Class
B's maximum applicable CDSC.
LARGE CAP - CLASS B   INDICES




Period
Ended   Value of        Value of        Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial         Reinvested      Capital Gain    Value              500                                   of
        $10,000         Dividend        Distributions                                                            Living**
        Investment      Distributions







1996*   $    11,270      $    0          $    0          $    11,270        $    11,890        $    12,048        $    10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Large Cap on February 20, 1996, assuming the maximum    applicable     CDSC
had been in effect, the net amount invested in Class B shares was
$   10,000    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   0
for dividends and $   0     for capital gain distributions.
During the period from February 20, 1996    (commencement of operations)
to     November 30, 1996, a hypothetical $10,000 investment in
Institutional Class of Large Cap would have grown to $   11,860    .
LARGE CAP - INSTITUTIONAL CLASS   INDICES




Period
Ended   Value of        Value of        Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial         Reinvested      Capital Gain    Value              500                                   of
        $10,000         Dividend        Distributions                                                            Living**
        Investment      Distributions







1996*   $    11,860      $    0          $    0          $    11,860        $    11,890        $    12,048        $    10,239


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Large Cap on February 20, 1996, the net amount invested in
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   0     for dividends and $   0     for
capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class A of Equity Income would have grown to $   32,740    ,
including the effect of Class A's maximum 5.25% sales charge.
EQUITY INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996    $ 15,941    $ 10,377           $ 6,422           $ 32,740           $ 41,022           $ 46,321           $ 14,366

   1995     13,961      8,618              4,980             27,559             32,084             35,282             13,913

   1994     11,168      6,516              3,603             21,287             23,557             25,366             13,578

   1993     10,399      5,805              3,355             19,559             23,313             24,318             13,207

   1992     8,999       4,669              2,903             16,571             21,174             21,201             12,862

   1991     7,754       3,472              2,501             13,727             17,766             18,029             12,482

   1990     6,662       2,352              2,149             11,163             14,846             15,414             12,120

   1989     8,586       2,097              2,435             13,118             15,382             15,676             11,404

   1988     7,768       1,186              2,202             11,156             11,756             11,803             10,897

   1987     7,649       449                687               8,785              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class A of
Equity Income on    December 1    , 198   6    , assuming the 5.25% maximum
sales charge had been in effect, the net amount invested in Class A shares
was $   9,475    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   19,186    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   3,590     for dividends and $   2,680     for capital gain
distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class T of Equity Income would have grown to $   33,370    ,
including the effect of Class T's maximum 3.50% sales charge.
EQUITY INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996  $ 16,271   $ 10,544           $ 6,555           $ 33,370           $ 41,022           $ 46,321           $ 14,366

   1995   14,218    8,778              5,072             28,068             32,084             35,282             13,913

   1994   11,375    6,635              3,670             21,680             23,557             25,366             13,578

   1993   10,591    5,912              3,417             19,920             23,313             24,318             13,207

   1992   9,165     4,755              2,957             16,877             21,174             21,201             12,862

   1991   7,897     3,536              2,548             13,981             17,766             18,029             12,482

   1990   6,785     2,395              2,189             11,369             14,846             15,414             12,120

   1989   8,745     2,135              2,480             13,360             15,382             15,676             11,404

   1988   7,911     1,209              2,243             11,363             11,756             11,803             10,897

   1987   7,790     457                701               8,948              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of
Equity Income on    December 1    , 198   6    , assuming the 3.50% maximum
sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   19,312    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   3,635     for dividends and $   2,739     for capital gain
distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000
investment in Class B of Equity Income would have grown to $   34,225    .
EQUITY INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P          DJIA          Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value      500                         of
               $10,000      Dividend        Distributions                                          Living
               Investment   Distributions











1996    $    16,787  $ 10,673      $    6,765      $    34,225                 $ 41,022           $ 46,321           $ 14,366

1995    1   4,697    9,010            5,244            28,951                   32,084             35,282             13,913

1994    1   1,773    6,881            3,798            22,452                   23,557             25,366             13,578

1993    1   0,975    6,127            3,541            20,643                   23,313             24,318             13,207

1992       9,498     4,928            3,064             17,490                  21,174             21,201             12,862

1991       8,183     3,665            2,640             14,488                  17,766             18,029             12,482

1990       7,031     2,482            2,268            11,781                   14,846             15,414             12,120

1989       9,062     2,213            2,570            13,845                   15,382             15,676             11,404

1988        8,198     1,252            2,325           11,775                   11,756             11,803             10,897

1987       8,072     474              726              9,272                    9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of
Equity Income on    December 1, 1986,     the net amount invested in Class
B shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   19,470    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   3,678     for dividends and $   2,829     for capital gain
distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Income would have grown to
$   35,662    .
EQUITY INCOME - INSTITUTIONAL CLASS   INDICES



Period Ended   Value of     Value of       Reinvested   Total              S&P                DJIA               Cost
Nov. 30        Initial      Reinvested     Capital Gain Value              500                                   of
               $10,000      Dividend       Distributions                                                         Living
               Investment   Distributions

   1996           $ 16,987  $ 11,818       $ 6,857          $ 35,662           $ 41,022           $ 46,321          $ 14,366

   1995            14,838      9,698       5,296             29,832             32,084             35,282             13,913

   1994            11,869      7,175       3,829             22,873             23,557             25,366             13,578

   1993            11,027      6,244       3,557             20,828             23,313             24,318             13,207

   1992            9,513       4,935       3,069             17,517             21,174             21,201             12,862

   1991            8,183       3,665       2,640             14,488             17,766             18,029             12,482

   1990            7,031       2,482       2,268             11,781             14,846             15,414             12,120

   1989            9,062       2,213       2,570             13,845             15,382             15,676             11,404

   1988            8,198       1,252       2,325             11,775             11,756             11,803             10,897

   1987            8,072       474         726               9,272              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Equity Income on    December 1, 1986,     the net amount invested
in Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,279    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   4,069     for dividends and $   2,829
for capital gain distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Balanced
would have grown to $   27,156    , including the effect of Class A's
   maximum     5.25% sales charge.
BALANCED - CLASS A   INDICES






Period
 Ended      Value of        Value of        Reinvested          Total            S&P                DJIA            Cost
Oct. 31     Initial         Reinvested      Capital Gain        Value            500                                of
            $10,000         Dividend        Distributions                                                           Living**
            Investment      Distributions

199   6     $    15,198     $    8,491      $    3,467        $    27,156        $    37,782        $    41,374     $    14,326

1995        14,497          7,103           3,259             24,859             30,447             31,938          13,910

1994        13,900          6,024           3,125             23,049             24,080             25,598          13,529

1993        15,075          5,971           2,639             23,685             23,183             23,462          13,186

1992        13,653          4,617           1,524             19,794             20,169             19,977          12,833

1991        13,388          3,903           660               17,951             18,339             18,454          12,434

1990        9,863           2,31   7        486               12,666             13,736             14,187          12,081

1989        12,100          1,54   0        0                 13,640             14,849             14,782          11,367

1988        10,489          770             0                 11,259             11,747             11,572          10,878

1987*       8,944           161             0                 9,105              10,232             10,358          10,434


   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Balanced on January 6, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,475    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,842    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,117     for dividends and $   2,122     for capital gain
distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Balanced
would have grown to $   27,673    , including the effect of Class T's
maximum 3.50% sales charge.
BALANCED - CLASS T   INDICES




Period
 Ended  Value of        Value of          Reinvested        Total              S&P                DJIA               Cost
Oct. 31 Initial         Reinvested        Capital Gain      Value              500                                   of
        $10,000         Dividend          Distributions                                                              Living**
        Investment      Distributions


1996    $    15,508     $    8,628        $    3,537        $    27,673        $    37,782        $    41,374     $    14,326

1995    14,765          7,234             3,319             25,318             30,447             31,938             13,910

1994    14,157          6,136             3,182             23,475             24,080             25,598             13,529

1993    15,353          6,082             2,688             24,123             23,183             23,462             13,186

1992    13,906          4,70   1          1,552             20,159             20,169             19,977             12,833

1991    13,635          3,975             672               18,282             18,339             18,454             12,434

1990    10,046          2,359             495               12,900             13,736             14,187             12,081

1989    12,323          1,569             0                 13,892             14,849             14,782             11,367

1988    10,683          78   4            0                 11,467             11,747             11,572             10,878

1987*   9,110           16   3            0                 9,273              10,232             10,358             10,434


   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Balanced on January 6, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,989    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,192     for dividends and $   2,162     for capital gain
distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Balanced
would have grown to $   28,677    .
BALANCED - CLASS B   INDICES




Period
 Ended  Value of      Value of     Reinvested          Total                        S&P             DJIA           Cost
Oct. 31 Initial       Reinvested   Capital Gain        Value                        500                            of
        $10,000       Dividend     Distributions                                                                   Living**
        Investment    Distributions

1996    $   16,070    $8,941       $3,666              $   28,677                   $   37,782      $   41,374     $   14,326

1995    1   5,300     7,   496        3    ,   440             2   6    ,   236     30,447          31,938         13,910

1994    1   4,670     6,   358     3,   298                    2   4    ,   326     24,080          25,598         13,529

1993    1   5,910     6,   302     2,   786                    24,   998            23,183          23,462         13,186

1992    1   4,410     4,   873     1,   608                    20,   89    1        20,169          19,977         12,833

1991    1   4,130        4,119     6   96                      18,   945            18,339          18,454         12,434

1990    1   0,410        2,444        513                      1   3    ,   367     13,736          14,187         12,081

1989    1   2,770     1,   626          0                      1   4    ,   396     14,849          14,782         11,367

1988    1   1,070        813       0                           11,   883            11,747          11,572         10,878

1987*   9,   440         170       0                           9,   610             10,232          10,358         10,434


   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Balanced on January 6, 1987, the net amount invested in Class B shares was
$   10,000    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,351    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,380     for dividends and $   2,240     for capital gain
distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class
of Balanced would have grown to $   28,947    .
BALANCED - INSTITUTIONAL CLASS   INDICES



Period Ended   Value of           Value of          Reinvested        Total                 S&P
          DJIA          Cost

Oct. 31        Initial            Reinvested        Capital Gain      Value                 500                         of

               $10,000            Dividend          Distributions                                                    Living**

               Investment         Distributions











1996            $    16,110        $    9,162        $    3,675        $    28,947        $ 37,782      $ 41,374      $ 14,326


1995             15,400             7,597             3,462             26,459             30,447        31,938        13,910


1994             14,670             6,358             3,298             24,326             24,080        25,598        13,529


1993             15,910             6,302             2,786             24,998             23,183        23,462        13,186


1992             14,410             4,87   3          1,608             20,891             20,169        19,977        12,833


1991             14,130             4,119             696               18,945             18,339        18,454        12,434


1990             10,410             2,44   4          513               13,367             13,736        14,187        12,081


1989             12,770             1,626             0                 14,396             14,849        14,782        11,367


1988             11,070             813               0                 11,883             11,747        11,572        10,878


1987*            9,440              170               0                 9,610              10,232        10,358        10,434



   * From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Balanced on January 6, 1987, the net amount invested in
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,546.     If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   5,490     for dividends and $   2,240
for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class A of Emerging
Markets Income would have grown to $   14,741    , including the effect of
Class A's    maximum     4.25% sales charge.
EMERGING MARKETS INCOME - CLASS A   INDICES






Period    Value of       Value of        Reinvested      Total              S&P                DJIA              Cost
Ended     Initial        Reinvested      Capital Gain    Value              500                                  of
Dec. 31   $10,000        Dividend        Distributions                                                           Living**
          Investment     Distributions



1996     $    11,222     $    2,728      $    791        $    14,741        $    17,029        $    17,902           $ 10,811

1995      8,886          1,38   0        231             10,497             13,849             13,909             10,464

1994*     9,115             459          237             9,811              10,067             10,173             10,204


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Emerging Markets Income on March 10, 1994, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   12,959    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,937     for dividends and $   642     for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class T of Emerging
Markets Income would have grown to $   14,854    , including the effect of
Class T's    maximum     3.50% sales charge.
EMERGING MARKETS INCOME - CLASS T   INDICES






Period  Value of        Value of        Reinvested      Total            S&P               DJIA              Cost
Ended   Initial         Reinvested      Capital Gain    Value            500                                 of
Dec. 31 $10,000         Dividend        Distributions                                                        Living**
        Investment      Distributions


1996    $    11,300     $    2,757      $    797        $    14,854      $    17,029       $    17,902           $ 10,811

1995    8,955           1,392           232             10,579           13,849            13,909            $ 10,464

1994*   9,187           463             238             9,888            10,067            10,173            10,204


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Emerging Markets Income on March 10, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   12,991    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,959     for dividends and $   647     for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class B of Emerging
Markets Income would have grown to $   14,840    , including the effect of
Class B's maximum applicable CDSC.
EMERGING MARKETS INCOME - CLASS B   INDICES




Period  Value of        Value of       Reinvested    Total                 S&P                 DJIA             Cost
Ended   Initial         Reinvested     Capital Gain  Value                 500                                  of
Dec. 31 $10,000         Dividend       Distributions                                                            Living**
        Investment      Distributions


1996       $ 11,450     $    2,575     $    815      $    14,840           $    17,029        $    17,902           $ 10,811

1995       9,300        1,30   4       240                   10,   844     13,849             13,909            10,464

1994*      9,520        4   28         246           10,19   4             10,067             10,173            10,204


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Emerging Markets Income on March 10, 1994, assuming the maximum
applicable     CDSC had been in effect, the net amount invested in Class B
shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   12,852    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   1,841     for dividends and $   670     for capital gain
distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class
of Emerging Markets Income would have grown to $   15,385    .
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS   INDICES






Period  Value of        Value of        Reinvested      Total             S&P               DJIA               Cost
Ended   Initial         Reinvested      Capital Gain    Value             500                                  of
Dec. 31 $10,000         Dividend        Distributions                                                          Living**
        Investment      Distributions

1996    $    11,650     $    2,909      $    826        $    15,385       $    17,029        $    17,902           $ 10,811

1995    9,280           1,45   2        241             10,97   3         13,849             13,909            $ 10,464

1994*   9,520           480             247             10,247            10,067             10,173            10,204


   * From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Emerging Markets Income on March 10, 1994   ,     the net amount
invested in Institutional Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   13,157    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   2,073     for dividends and $   670
for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of High
Yield would have grown to $   33,910    , including the effect of Class A's
   maximum     4.25% sales charge.
HIGH YIELD - CLASS A   INDICES






Period
 Ended   Value of        Value of        Reinvested      Total              S&P                DJIA               Cost
Oct. 31  Initial         Reinvested      Capital Gain    Value              500                                   of
         $10,000         Dividend        Distributions                                                            Living**
         Investment      Distributions

1996     $    11,777     $    21,053     $    1,080      $    33,910        $    38,666        $    42,322        $    14,326

1995     11,404          17,641          1,046           30,091             31,158             32,670             13,910

1994     10,743          14,425          985             26,153             24,643             26,185             13,529

1993     11,500          13,490          490             25,480             23,725             23,999             13,186

1992     10,600          10,551          0               21,151             20,640             20,435             12,833

1991     9,690           7,653           0               17,343             18,768             18,877             12,434

1990     7,804           4,61   2        0               12,416             14,057             14,512             12,081

1989     8,589           3,399           0               11,988             15,196             15,121             11,367

1988     9,441           2,160           0               11,601             12,022             11,837             10,878

1987*    8,704           79   3          0               9,497              10,472             10,595             10,434


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Yield on January 5, 1987, assuming the 4.25% maximum sales charge had been
in effect, the net amount invested in Class A shares was $   9,575    . The
cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   29,029    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   10,022     for
dividends and $   469     for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of High
Yield would have grown to $   34,244    , including the effect of Class
T's    maximum     3.50% sales charge.
HIGH YIELD - CLASS T   INDICES




Period
 Ended  Value of        Value of        Reinvested     Total              S&P                DJIA               Cost
Oct. 31 Initial         Reinvested      Capital Gain   Value              500                                   of
        $10,000         Dividend        Distributions                                                           Living**
        Investment      Distributions

1996    $    11,879     $    21,276     $    1,089     $    34,244        $    38,666        $    42,322        $    14,326

1995    11,493          17,779          1,054          30,326             31,158             32,670             13,910

1994    10,827          14,538          993            26,358             24,643             26,185             13,529

1993    11,590          13,596          494            25,680             23,725             23,999             13,186

1992    10,683          10,634          0              21,317             20,640             20,435             12,833

1991    9,766           7,713           0              17,47   9          18,768             18,877             12,434

1990    7,865           4,649           0              12,514             14,057             14,512             12,081

1989    8,656           3,426           0              12,082             15,196             15,121             11,367

1988    9,515           2,177           0              11,692             12,022             11,837             10,878

1987*   8,772           800             0              9,572              10,472             10,595             10,434


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Yield on January 5, 1987, assuming the 3.50% maximum sales charge had been
in effect, the net amount invested in Class T shares was $   9,650    . The
cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   29,219    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   10,115     for
dividends and $   473     for capital gain distributions.
   During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Yield would have grown to $34,765.
HIGH YIELD - CLASS B   INDICES




Period
 Ended  Value of        Value of        Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial         Reinvested      Capital Gain    Value              500                                   of
        $10,000         Dividend        Distributions                                                            Living**
        Investment      Distributions

1996    $    12,280     $    21,359     $    1,126      $    34,765        $    38,666        $    42,322        $    14,326

1995    11,890          18,03   3       1,090           31,01   3          31,158             32,670             13,910

1994    11,210          14,9   37       1,028           27,1   75          24,643             26,185             13,529

1993    12,010          14,089          512             26,611             23,725             23,999             13,186

1992    11,070          11,020          0               22,090             20,640             20,435             12,833

1991    10,120          7,992           0               18,112             18,768             18,877             12,434

1990    8,150           4,818           0               12,968             14,057             14,512             12,081

1989    8,970           3,550           0               12,520             15,196             15,121             11,367

1988    9,860           2,256           0               12,116             12,022             11,837             10,878

1987*   9,090           829             0               9,919              10,472             10,595             10,434


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Yield on January 5, 1987, the net amount invested in Class B shares was
$   10,000    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   29,305    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   10,267     for dividends and $   490     for capital gain
distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class
of High Yield would have grown to $   35,276    .
HIGH YIELD - INSTITUTIONAL CLASS   INDICES




Period
 Ended  Value of        Value of        Reinvested     Total           S&P             DJIA               Cost
Oct. 31 Initial         Reinvested      Capital Gain   Value           500                                of
        $10,000         Dividend        Distributions                                                     Living**
        Investment      Distributions

1996    $    12,120     $    22,045     $    1,111     $    35,276     $    38,666     $    42,322        $    14,326

1995    11,760          18,43   1       1,078          31,2   69       31,158          32,670             13,910

1994    11,220          15,065          1,029          27,314          24,643          26,185             13,529

1993    12,010          14,089          512            26,611          23,725          23,999             13,186

1992    11,070          11,020          0              22,090          20,640          20,435             12,833

1991    10,120          7,992           0              18,112          18,768          18,877             12,434

1990    8,150           4,818           0              12,968          14,057          14,512             12,081

1989    8,970           3,550           0              12,520          15,196          15,121             11,367

1988    9,860           2,256           0              12,116          12,022          11,837             10,878

1987*   9,090           829             0              9,919           10,472          10,595             10,434


   * From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Yield on January 5, 1987, the net amount invested in
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   30,203    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   10,581     for dividends and $   490
for capital gain distributions.
   During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Income would have grown to $13,203, including the effect of Class A's maximum 4.25% sales charge.
STRATEGIC INCOME - CLASS A   INDICES





Period
 Ended  Value of       Value of       Reinvested      Total              S&P                DJIA              Cost
Dec. 31 Initial        Reinvested     Capital Gain    Value              500                                  of
        $10,000        Dividend       Distributions                                                           Living**
        Investment     Distributions

1996    $   10,772     $    1,850     $    581        $    13,203        $    16,493        $    17,246           $ 10,609

1995    10,533         934            238             11,70   5          13,414             13,400            $ 10,268

1994*   9,4   99       93             0               9,592              9,750              9,801             10,013


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Income on October 31, 1994, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   12,361    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,628     for dividends and $   507     for capital gain distributions.
   During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Income would have grown to $13,316, including the effect of Class T's maximum 3.50% sales charge.
STRATEGIC INCOME - CLASS T   INDICES




Period
 Ended  Value of        Value of       Reinvested      Total              S&P                DJIA               Cost
Dec. 31 Initial         Reinvested     Capital Gain    Value              500                                   of
        $10,000         Dividend       Distributions                                                            Living**
        Investment      Distributions

1996    $    10,856     $    1,874     $    586        $    13,316        $    16,493        $    17,246           $ 10,609

1995    10,615          941            240             11,796             13,414             13,400            $ 10,268

1994*   9,573           94             0               9,667              9,750              9,801              10,013


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Income on October 31, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   12,389    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,649     for dividends and $   511     for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class B of
Strategic Income would have grown to $   13,300    , including the effect
of Class B's maximum applicable CDSC.
STRATEGIC INCOME - CLASS B   INDICES




Period
 Ended  Value of       Value of       Reinvested    Total           S&P                DJIA              Cost
Dec. 31 Initial        Reinvested     Capital Gain  Value           500                                  of
        $10,000        Dividend       Distributions                                                      Living**
        Investment     Distributions

1996    $   10,960     $    1,739     $    601      $    13,300     $    16,493        $    17,246           $ 10,609

1995    1   1,0    10  871            247           1   2,128       13,414             13,400            $ 10,268

1994*   9,910          84             0             9,994           9,750              9,801             10,013


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Strategic Income on October 31, 1994, assuming the maximum    applicable
CDSC     had been in effect, the net amount invested in Class B shares was
$   10,000    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   12,274    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   1,542     for dividends and $   530     for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class
of Strategic Income would have grown to $   13,858    .
STRATEGIC INCOME - INSTITUTIONAL CLASS   INDICES




Period
 Ended  Value of           Value of          Reinvested      Total              S&P                DJIA             Cost
Dec. 31 Initial            Reinvested        Capital Gain    Value              500                                 of
        $10,000            Dividend          Distributions                                                          Living**
        Investment         Distributions

1996    $   11,300        $    1,950        $    608        $    13,858        $    16,493        $    17,246           $ 10,609

1995    11,030             983               249             12,262             13,414             13,400           $ 10,268

1994*   9,920              97                0               10,017             9,750              9,801            10,013


   * From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Income on October 31, 1994, the net amount invested in
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   12,480    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   1,712     for dividends and $   530
for capital gain distributions.
During the 10-year period ended    July     31, 1996, a hypothetical
$10,000 investment in Class A of Mortgage Securities would have grown to
$   21,258    , including the effect of Class A's    maximum     4.25%
sales charge.
MORTGAGE SECURITIES - CLASS A   INDICES




Period
 Ended  Value of       Value of        Reinvested    Total              S&P                DJIA               Cost
July 31 Initial        Reinvested      Capital Gain  Value              500                                   of
        $10,000        Dividend        Distributions                                                          Living
        Investment     Distributions

1996    $    9,840     $    11,007     $    411      $    21,258        $    36,948        $    42,567        $    14,338

1995       9,940          9,749           231            19,920             31,696             35,458             13,927

1994       9,657          8,169           139            17,965             25,134             27,622             13,553

1993       9,958          7,432           29             17,419             23,902             25,271             13,187

1992       9,885          6,294           29              16,208            21,979             23,524             12,831

1991       9,566          5,011           28             14,605             19,485             20,352             12,438

1990       9,329          3,757           27             13,113             17,279             18,842             11,909

1989       9,365          2,752           27             12,144             16,225             16,616             11,361

1988       9,046          1,719           26             10,791             12,300             12,815             10,822

1987       9,219          842             27             10,088             13,932             14,959             10,393


Explanatory Notes: With an initial investment of $10,000 in Class A of
Mortgage Securities on    August 1    , 198   6    , assuming the 4.25%
maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,575    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   21,098    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   7,121     for dividends and $   228     for capital gain
distributions.
   During the 10-year period ended July 31, 1996, a hypothetical $10,000 investment in Class T of Mortgage Securities would have grown to $21,425, including the effect of Class T's maximum 3.50% sales charge.
MORTGAGE SECURITIES - CLASS T   INDICES




Period
 Ended  Value of       Value of        Reinvested      Total              S&P                DJIA               Cost
July 31 Initial        Reinvested      Capital Gain    Value              500                                   of
        $10,000        Dividend        Distributions                                                            Living
        Investment     Distributions

1996    $    9,917     $    11,093     $    415        $    21,425        $    36,948        $    42,567        $    14,338

1995       10,018         9,825           233             20,076             31,696             35,458             13,927

1994       9,733          8,233           140             18,106             25,134             27,622             13,553

1993       10,036         7,491           29              17,556             23,902             25,271             13,187

1992       9,963          6,343           29              16,335             21,979             23,524             12,831

1991       9,641          5,050           28              14,719             19,485             20,352             12,438

1990       9,402          3,787           27              13,216             17,279             18,842             11,909

1989       9,438          2,774           27              12,239             16,225             16,616             11,361

1988       9,116          1,734           26              10,876             12,300             12,815             10,822

1987       9,291          849             27              10,167             13,932             14,959             10,393


Explanatory Notes: With an initial investment of $10,000 in Class T of
Mortgage Securities on    August 1    , 198   6    , assuming the 3.50%
maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   21,184    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   7,177     for dividends and $   230     for capital gain
distributions.
   During the 10-year period ended July 31, 1996, a hypothetical $10,000 investment in Class B of Mortgage Securities would have grown to
$22,202.
MORTGAGE SECURITIES - CLASS B   INDICES


<ERROR: WIDE TABLE>
ERROR: The Following Table: "table" is !
Table Width is 142 characters.



Period
 Ended  Value of        Value of           Reinvested      Total              S&P                DJIA               Cost
July 31 Initial         Reinvested         Capital Gain    Value              500                                   of
        $10,000         Dividend           Distributions                                                            Living
        Investment      Distributions

1996    $    10,276     $    11,496        $    430        $    22,202        $    36,948        $    42,567        $    14,338

1995       10,381          10,182             241             20,804             31,696             35,458             13,927

1994       10,086          8,532              145             18,763             25,134             27,622             13,553

1993       10,400          7,762              30              18,192             23,902             25,271             13,187

1992       10,324          6,573              30              16,927             21,979             23,524             12,831

1991       9,990           5,234              29              15,253             19,485             20,352             12,438

1990       9,743           3,924              28              13,695             17,279             18,842             11,909

1989       9,781           2,874              28              12,683             16,225             16,616             11,361

1988       9,447           1,796              27              11,270             12,300             12,815             10,822

1987       9,628           879                28              10,535             13,932             14,959             10,393


Explanatory Notes: With an initial investment of $10,000 in Class B of
Mortgage Securities on    August 1    , 198   6    , the net amount
invested in Class B shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   21,590    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   7,437     for dividends and $   238
for capital gain distributions.
   During the 10-year period ended July 31, 1996, a hypothetical $10,000 investment in Institutional Class of Mortgage Securities would have grown to $22,202.
MORTGAGE SECURITIES - INSTITUTIONAL CLASS   INDICES




    Period
 Ended     Value of       Value of         Reinvested        Total          S&P           DJIA          Cost
 July 31   Initial        Reinvested       Capital Gain      Value          500                         of
           $10,000        Dividend         Distributions                                                Living
           Investment     Distributions

 1996      $ 10,276       $ 11,496          $ 430             $ 22,202      $ 36,948      $ 42,567      $ 14,338

 1995      10,381         10,182            241               20,804        31,696        35,458        13,927

 1994      10,086         8,532             145               18,763        25,134        27,622        13,553

 1993      10,400         7,762             30                18,192        23,902        25,271        13,187

 1992      10,324         6,573             30                16,927        21,979        23,524        12,831

 1991      9,990          5,234             29                15,253        19,485        20,352        12,438

 1990      9,743          3,924             28                13,695        17,279        18,842        11,909

 1989      9,781          2,874             28                12,683        16,225        16,616        11,361

 1988      9,447          1,796             27                11,270        12,300        12,815        10,822

 1987      9,628          879               28                10,535        13,932        14,959        10,393


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Mortgage Securities on    August 1    , 198   6    , the net
amount invested in Institutional Class shares was $   10,000    . The cost
of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   21,590    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   7,437     for
dividends and $   238     for capital gain distributions.
   During the 10-year period ended July 31, 1996, a hypothetical $10,000 investment in Initial Class of Mortgage Securities would have grown to $22,202.
MORTGAGE SECURITIES - INITIAL CLASS   INDICES




   Period
 Ended     Value of      Value of          Reinvested       Total          S&P           DJIA          Cost
 July 31   Initial       Reinvested        Capital Gain     Value          500                         of
           $10,000       Dividend          Distributions                                               Living
           Investment    Distributions

 1996      $ 10,276      $ 11,496          $ 430             $ 22,202      $ 36,948      $ 42,567      $ 14,338

 1995      10,381        10,182            241               20,804        31,696        35,458        13,927

 1994      10,086        8,532             145               18,763        25,134        27,622        13,553

 1993      10,400        7,762             30                18,192        23,902        25,271        13,187

 1992      10,324        6,573             30                16,927        21,979        23,524        12,831

 1991      9,990         5,234             29                15,253        19,485        20,352        12,438

 1990      9,743         3,924             28                13,695        17,279        18,842        11,909

 1989      9,781         2,874             28                12,683        16,225        16,616        11,361

 1988      9,447         1,796             27                11,270        12,300        12,815        10,822

 1987      9,628         879               28                10,535        13,932        14,959        10,393


Explanatory Notes: With an initial investment of $10,000 in Initial Class
of Mortgage Securities on    August 1    , 198   6    , the net amount
invested in    Initial     Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   21,590    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   7,437     for dividends and $   238
    for capital gain distributions.
   During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Government Investment would have grown to $18,694, including the effect of Class A's maximum 4.25% sales charge.
GOVERNMENT INVESTMENT - CLASS A   INDICES





Period
 Ended  Value of          Value of          Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial           Reinvested        Capital Gain    Value              500                                   of
        $10,000           Dividend          Distributions                                                            Living   **
        Investment        Distributions

1996    $    9,087        $    9,071        $    536        $    18,694        $    37,691        $    41,297        $    14,326

1995    9,259             8,111             546             17,916             30,373             31,879             13,910

1994    8,579             6,506             506             15,591             24,022             25,550             13,529

1993    9,709             6,429             320             16,458             23,127             23,418             13,186

1992    9,316             5,309             0               14,625             20,120             19,940             12,833

1991    9,182             4,299             0               13,481             18,295             18,419             12,434

1990    8,761             3,20   7          0               11,968             13,703             14,160             12,081

1989    8,914             2,32   6          0               11,240             14,813             14,755             11,367

1988    8,866             1,41   1          0               10,277             11,719             11,551             10,878

1987*   8,809             590               0               9,399              10,208             10,339             10,434


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Government Investment on January 7, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,539    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,182     for dividends and $   335     for capital gain distributions.
   During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Government Investment would have grown to $18,847, including the effect of Class T's maximum 3.50% sales charge.
GOVERNMENT INVESTMENT - CLASS T   INDICES




Period
 Ended  Value of          Value of          Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial           Reinvested        Capital Gain    Value              500                                   of
        $10,000           Dividend          Distributions                                                            Living**
        Investment        Distributions

1996    $    9,158        $    9,149        $    540        $    18,847        $    37,691        $    41,297        $    14,326

1995    9,332             8,174             550             18,056             30,373             31,879             13,910

1994    8,646             6,557             510             15,713             24,022             25,550             13,529

1993    9,785             6,4   80          322             16,587             23,127             23,418             13,186

1992    9,389             5,351             0               14,740             20,120             19,940             12,833

1991    9,254             4,333             0               13,587             18,295             18,419             12,434

1990    8,830             3,231             0               12,061             13,703             14,160             12,081

1989    8,984             2,344             0               11,328             14,813             14,755             11,367

1988    8,936             1,421             0               10,357             11,719             11,551             10,878

1987*   8,878             595               0               9,473              10,208             10,339             10,434


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Government Investment on January 7, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,620    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,234     for dividends and $   338     for capital gain distributions.
   During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Government Investment would have grown to $19,196.
GOVERNMENT INVESTMENT - CLASS B   INDICES




Period
 Ended  Value of          Value of          Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial           Reinvested        Capital Gain    Value              500                                   of
        $10,000           Dividend          Distributions                                                            Living**
        Investment        Distributions

1996    $    9,490        $    9,146        $    560        $    19,196        $    37,691        $    41,297     $    14,326

1995    9,670             8,27   5          570             18,515             30,373             31,879             13,910

1994    8,950             6,73   7          528             16,215             24,022             25,550             13,529

1993    10,140            6,71   5          334             17,189             23,127             23,418             13,186

1992    9,730             5,545             0               15,275             20,120             19,940             12,833

1991    9,590             4,490             0               14,080             18,295             18,419             12,434

1990    9,150             3,349             0               12,499             13,703             14,160             12,081

1989    9,310             2,429             0               11,739             14,813             14,755             11,367

1988    9,260             1,473             0               10,733             11,719             11,551             10,878

1987*   9,200             616               0               9,816              10,208             10,339             10,434


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Government Investment on January 7, 1987, the net amount invested in Class
B shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   19,638    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   6,297     for dividends and $   350     for capital gain
distributions.
   During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Government Investment would have grown to $19,584.
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS   INDICES




Period
 Ended  Value of          Value of          Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial           Reinvested        Capital Gain    Value              500                                   of
        $10,000           Dividend          Distributions                                                            Living   **
        Investment        Distributions

1996    $    9,480        $    9,545        $    559        $    19,584        $    37,691        $    41,297        $    14,326

1995    9,670             8,487             570             18,7   27          30,373             31,879             13,910

1994    8,960             6,79   5          528             16,283             24,022             25,550             13,529

1993    10,140            6,71   5          334             17,189             23,127             23,418             13,186

1992    9,730             5,545             0               15,275             20,120             19,940             12,833

1991    9,590             4,490             0               14,080             18,295             18,419             12,434

1990    9,150             3,349             0               12,499             13,703             14,160             12,081

1989    9,310             2,429             0               11,739             14,813             14,755             11,367

1988    9,260             1,473             0               10,733             11,719             11,551             10,878

1987*   9,200             616               0               9,816              10,208             10,339             10,434


   * From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Government Investment on January 7, 1987, the net amount invested
in Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,043    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   6,496     for dividends and $   350
for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Intermediate Bond would have grown to $20,255, including the effect of Class A's maximum 3.25% sales charge.
INTERMEDIATE BOND - CLASS A   INDICES




Period
 Ended  Value of     Value of           Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial      Reinvested         Capital Gain    Value              500                                   of
        $10,000      Dividend           Distributions                                                            Living
        Investment   Distributions

   1996 $ 9,116          $ 10,956           $ 183           $ 20,255           $ 41,022           $ 46,321           $ 14,366

   1995 9,262             9,868              186             19,316             32,084             35,282             13,913

   1994 8,831             8,327              177             17,335             23,557             25,366             13,578

   1993 9,589             7,987              192             17,768             23,313             24,318             13,207

   1992 9,159             6,451              184             15,794             21,174             21,201             12,862

   1991 9,081             5,221              182             14,484             17,766             18,029             12,482

   1990 8,728             3,875              175             12,778             14,846             15,414             12,120

   1989 8,961             2,862              180             12,003             15,382             15,676             11,404

   1988 8,763             1,775              176             10,714             11,756             11,803             10,897

   1987 8,823             847                177             9,847              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class A of
Intermediate Bond on    December 1, 1986    , assuming the 3.25% maximum
sales charge had been in effect, the net amount invested in Class A shares
was $   9,675    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   21,042    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   7,036     for dividends and $   189     for capital gain
distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to $20,406, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE BOND - CLASS T   INDICES




Period
 Ended  Value of     Value of           Reinvested      Total              S&P                DJIA               Cost
Nov. 30 Initial      Reinvested         Capital Gain    Value              500                                   of
        $10,000      Dividend           Distributions                                                            Living
        Investment   Distributions

   1996 $ 9,180          $ 11,042           $ 184           $ 20,406           $ 41,022           $ 46,321           $ 14,366

   1995 9,310             9,918              187             19,415             32,084             35,282             13,913

   1994 8,877             8,369              178             17,424             23,557             25,366             13,578

   1993 9,638             8,029              193             17,860             23,313             24,318             13,207

   1992 9,206             6,485              185             15,876             21,174             21,201             12,862

   1991 9,128             5,248              183             14,559             17,766             18,029             12,482

   1990 8,773             3,895              176             12,844             14,846             15,414             12,120

   1989 9,007             2,877              181             12,065             15,382             15,676             11,404

   1988 8,808             1,785              177             10,770             11,756             11,803             10,897

   1987 8,868             852                178             9,898              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of
Intermediate Bond on    December 1, 1986    , assuming the 2.75% maximum
sales charge had been in effect, the net amount invested in Class T shares
was $   9,725    . The cost of the initial investment ($10,000) together
with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   21,108    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   7,076     for dividends and $   190     for capital gain
distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Intermediate Bond would have grown to $20,573.
INTERMEDIATE BOND - CLASS B   INDICES




Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions

    1996       $ 9,422      $ 10,962      $ 189           $ 20,573      $ 41,022      $ 46,321      $ 14,366

 1995          9,564        9,965         192             19,721        32,084        35,282        13,913

 1994          9,119        8,526         183             17,828        23,557        25,366        13,578

 1993          9,911        8,255         199             18,365        23,313        24,318        13,207

 1992          9,466        6,668         190             16,324        21,174        21,201        12,862

 1991          9,386        5,396         188             14,970        17,766        18,029        12,482

 1990          9,021        4,006         181             13,208        14,846        15,414        12,120

 1989          9,262        2,958         186             12,406        15,382        15,676        11,404

 1988          9,057        1,835         182             11,074        11,756        11,803        10,897

 1987          9,119        876           183             10,178        9,532         9,874         10,453



Explanatory Notes: With an initial investment of $10,000 in Class B of
Intermediate Bond on    December 1, 1986    , the net amount invested in
Class B shares was $   10,000    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   21,051    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   7,107     for dividends and $   196     for capital gain
distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Bond would have grown to $21,333.
INTERMEDIATE BOND - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of      Reinvested      Total         S&P           DJIA          Cost
Nov. 30        Initial      Reinvested    Capital Gain    Value         500                         of
               $10,000      Dividend      Distributions                                             Living
               Investment   Distributions





   1996 $ 9,448          $ 11,695           $ 190           $ 21,333           $ 41,022           $ 46,321           $ 14,366

   1995 9,582             10,466             192             20,240             32,084             35,282             13,913

   1994 9,137             8,795              183             18,115             23,557             25,366             13,578

   1993 9,929             8,375              199             18,503             23,313             24,318             13,207

   1992 9,466             6,694              190             16,350             21,174             21,201             12,862

   1991 9,386             5,396              188             14,970             17,766             18,029             12,482

   1990 9,021             4,006              181             13,208             14,846             15,414             12,120

   1989 9,262             2,958              186             12,406             15,382             15,676             11,404

   1988 9,057             1,835              182             11,074             11,756             11,803             10,897

   1987 9,119             876                183             10,178             9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Intermediate Bond on    December 1, 1986    , the net amount
invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   21,758    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   7,427     for dividends and $   196
for capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Short Fixed-Income would have grown to $18,478, including the effect of Class A's maximum 1.50% sales charge.
SHORT FIXED-INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*   *
               Investment   Distributions










1996     $    9,229        $    9,249        $    0        $    18,478        $    29,378        $    31,156        $    13,765


1995      9,328             8,22   1          0             17,549             23,674             24,051             13,365


1994      9,338             7,21   0          0             16,548             18,7   2    3      19,276             13,000


1993      9,939             6,646             0             16,585             18,026             17,668             12,670


1992      9,801             5,397             0             15,198             15,682             15,043             12,330


1991      9,722             4,165             0             13,887             14,260             13,896             11,948


1990      9,476             2,902             0             12,378             10,681             10,683             11,609


1989      9,801             1,921             0             11,722             11,545             11,132             10,922


1988      9,791             974               0             10,765             9,134              8,714              10,452


1987*     9,909             100               0             10,009             7,956              7,800              10,026



   *  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,850    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,628    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,712     for dividends and $   0     for capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Short Fixed-Income would have grown to $18,507, including the effect of Class T's maximum 1.50% sales charge.
SHORT FIXED-INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*   *
               Investment   Distributions










1996     $    9,239        $    9,268        $    0        $    18,507        $    29,378        $    31,156        $    13,765


1995      9,328             8,22   1          0             17,549             23,674             24,051             13,365


1994      9,338             7,21   0          0             16,548             18,7   2    3      19,276             13,000


1993      9,939             6,646             0             16,585             18,026             17,668             12,670


1992      9,801             5,397             0             15,198             15,682             15,043             12,330


1991      9,722             4,165             0             13,887             14,260             13,896             11,948


1990      9,476             2,902             0             12,378             10,681             10,683             11,609


1989      9,801             1,921             0             11,722             11,545             11,132             10,922


1988      9,791             974               0             10,765             9,134              8,714              10,452


1987*     9,909             100               0             10,009             7,956              7,800              10,026



   *  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,850    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,638    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,716     for dividends and $   0     for capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Short Fixed-Income would have grown to $18,794.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*   *
               Investment   Distributions










1996     $    9,370        $    9,424        $    0        $    18,794        $    29,378        $    31,156        $    13,765


1995      9,470             8,352             0             17,822             23,674             24,051             13,365


1994      9,480             7,320             0             16,800             18,723             19,276             13,000


1993      10,090            6,748             0             16,838             18,026             17,668             12,670


1992      9,950             5,479             0             15,429             15,682             15,043             12,330


1991      9,870             4,228             0             14,098             14,260             13,896             11,948


1990      9,620             2,946             0             12,566             10,681             10,683             11,609


1989      9,950             1,951             0             11,901             11,545             11,132             10,922


1988      9,940             989               0             10,929             9,134              8,714              10,452


1987*     10,060            101               0             10,161             7,956              7,800              10,026



   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short Fixed-Income on September 16, 1987, the net amount invested
Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   19,810    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   6,831     for dividends and $   0     for
capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of High Income Municipal would have grown to $21,222, including the effect of Class A's maximum 4.25% sales charge.
HIGH INCOME MUNICIPAL - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











1996 $    11,241       $    9,483        $    498        $    21,222        $    29,378        $    31,156        $    13,765

1995 11,375             8,44   2          504             20,321             23,674             24,051             13,365

1994 10,743             6,84   4          476             18,063             18,723             19,276             13,000

1993 12,179             6,61   2          431             19,222             18,026             17,668             12,670

1992 11,155             5,07   0          353             16,578             15,682             15,043             12,330

1991 10,925             3,923             332             15,180             14,260             13,896             11,948

1990 10,408             2,736             169             13,313             10,681             10,683             11,609

1989 10,360             1,76   9          54              12,183             11,545             11,132             10,922

1988 10,015             857               0               10,872             9,134              8,714              10,452

1987* 9,431             88                0               9,519              7,956              7,800              10,026


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Income Municipal on September 16, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,642    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,494     for dividends and $   364     for capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of High Income Municipal would have grown to $21,439, including the effect of Class T's maximum 3.50% sales charge.
HIGH INCOME MUNICIPAL - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











1996  $    11,348        $    9,589        $    502        $    21,439        $    29,378        $    31,156        $    13,765

1995   11,464             8,509             508             20,481             23,674             24,051             13,365

1994   10,827             6,89   9          479             18,205             18,723             19,276             13,000

1993   12,275             6,663             435             19,373             18,026             17,668             12,670

1992   11,242             5,11   1          355             16,708             15,682             15,043             12,330

1991   11,011             3,954             334             15,299             14,260             13,896             11,948

1990   10,490             2,75   7          170             13,417             10,681             10,683             11,609

1989   10,441             1,782             55              12,278             11,545             11,132             10,922

1988   10,094             864               0               10,958             9,134              8,714              10,452

1987*  9,50   6           8   8             0               9,594              7,956              7,800              10,026


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Income Municipal on September 16, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,732    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   6,553     for dividends and $   367     for capital gain distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Income Municipal would have grown to $21,777.
HIGH INCOME MUNICIPAL - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*   *
               Investment   Distributions











1996    $    11,740        $    9,517        $    520       $    21,777        $    29,378        $    31,156     $    13,765

1995    11,860             8,5   60          525             20,94   5         23,674             24,051             13,365

1994    11,210             7,06   6          496             18,77   2         18,723             19,276             13,000

1993    12,720             6,905             450             20,075            18,026             17,668             12,670

1992    11,650             5,296             368             17,314            15,682             15,043             12,330

1991    11,410             4,097             347             15,854            14,260             13,896             11,948

1990    10,870             2,858             176             13,904            10,681             10,683             11,609

1989    10,820             1,84   6          57              12,723            11,545             11,132             10,922

1988    10,460             895               0               11,355            9,134              8,714              10,452

1987*   9,850              92                0               9,942             7,956              7,800              10,026


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Income Municipal on September 16, 1987, the net amount invested in Class B
shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   19,683    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   6,575     for dividends and $   380     for capital gain
distributions.
   During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of High Income Municipal would have grown to $22,173.
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*   *
               Investment   Distributions











1996   $    11,720        $    9,934        $    519        $    22,173        $    29,378        $    31,156     $    13,765

1995   11,880             8,83   1          526             21,2   37          23,674             24,051             13,365

1994   11,220             7,148             497             18,865             18,723             19,276             13,000

1993   12,720             6,905             450             20,075             18,026             17,668             12,670

1992   11,650             5,296             368             17,314             15,682             15,043             12,330

1991   11,410             4,097             347             15,854             14,260             13,896             11,948

1990   10,870             2,858             176             13,904             10,681             10,683             11,609

1989   10,820             1,84   6          57              12,723             11,545             11,132             10,922

1988   10,460             895               0               11,355             9,134              8,714              10,452

1987*  9,850              92                0               9,942              7,956              7,800              10,026


   * From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Income Municipal on September 16, 1987, the net amount
invested in Institutional Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,116    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   6,807     for dividends and $   380
for capital gain distributions.
   During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Municipal Bond would have grown to $19,213, including the effect of Class A's maximum 4.25% sales charge.
MUNICIPAL BOND - CLASS A   INDICES


Period Ended     Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
   Dec    . 31   Initial      Reinvested      Capital Gain    Value   500          of
                 $10,000      Dividend        Distributions                        Living
                 Investment   Distributions






1996 $    9,471     $    8,270 $1,472     $    19,213           $    41,499          $    46,181          $    14,353

1995    9,563          7,448   1,484          18,495               3    3,7   50        35,882                    13,   891

1994    8,523          5,816   1,315          15,654               24    ,   531        26,244                    13,   548

1993 1   0,049         5,848   1,209          17,106               24    ,2   13        25,001                    1   3,195

1992    9,829          4,858   428             15,115              2    1,   996        21,370                    12,   842

1991    9,795          3,967   114            13,876               20    ,   434     1   9,91    6                1   2,480

1990    9,401          2,998   0              12,399               15    ,6   60     1   6    ,   018     1   2    ,   1    09

1989     9,402         2,196   0          1   1    ,   598      1   6    ,   164     1   6,104            1   1    ,   412

1988    9,193           1,392  0          1

   0    ,   58    5     12    ,   275        12,222                    10,   905

1987    8,789           637    0          9,

   4    2   6          10    ,   526        10,543               1    0,   443


Explanatory Notes: With an initial investment of $10,000 in Class A of
Municipal Bond on    January 1, 1987    , assuming the 4.25% maximum sales
charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,202    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,763     for dividends and $   931     for capital gain distributions.
During the 10-year period ended December 31, 1996   ,     a hypothetical
$10,000 investment in Class T of Municipal Bond would have grown to
$   19,364    , including the effect of Class T's    maximum     3.50%
sales charge.
MUNICIPAL BOND - CLASS T   INDICES


Period Ended     Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
   Dec    . 31   Initial      Reinvested      Capital Gain    Value   500          of
                 $10,000      Dividend        Distributions                        Living
                 Investment   Distributions











   1996  $ 9,545           $ 8,336           $ 1,483           $ 19,364           $ 41,499           $ 46,181           $ 14,353

   1995   9,638             7,506             1,496             18,640             33,750             35,882             13,891

   1994   8,589             5,862             1,325             15,776             24,531             26,244             13,548

   1993   10,128            5,893             1,219             17,240             24,213             25,001             13,195

   1992   9,906             4,895             432               15,233             21,996             21,370             12,842

   1991   9,871             3,999             115               13,985             20,434             19,916             12,480

   1990   9,475             3,021             0                 12,496             15,660             16,018             12,109

   1989   9,475             2,214             0                 11,689             16,164             16,104             11,412

   1988   9,265             1,403             0                 10,668             12,275             12,222             10,905

   1987   8,857             642               0                 9,499              10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Class T of
Municipal Bond on    January 1, 1987    , assuming the 3.50% maximum sales
charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   19,787    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been
smaller, and cash payments for the period would have amounted to $   5,808
    for dividends and $   938     for capital gain distributions.
   During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Municipal Bond would have grown to $20,005.
MUNICIPAL BOND - CLASS B          INDICES




   Period
 Ended      Value of           Value of              Reinvested            Total          S&P          DJIA         Cost
   Dec. 31  Initial            Reinvested            Capital Gain          Value          500                       of
               $10,000         Dividend              Distributions                                                  Living
               Investment   Distributions







   1996  $ 9,981           $ 8,577           $ 1,537            $20,005           $ 41,499           $ 46,181           $ 14,353

   1995   9,988             7,778             1,550             19,316             33,750             35,882             13,891

   1994   8,901             6,074             1,373             16,348             24,531             26,244             13,548

   1993   10,495            6,107             1,263             17,865             24,213             25,001             13,195

   1992   10,266            5,073             447               15,786             21,996             21,370             12,842

   1991   10,229            4,144             119               14,492             20,434             19,916             12,480

   1990   9,819             3,130             0                 12,949             15,660             16,018             12,109

   1989   9,819             2,293             0                 12,112             16,164             16,104             11,412

   1988   9,601             1,454             0                 11,055             12,275             12,222             10,905

   1987   9,179             665               0                 9,844              10,526             10,543             10,443


   Explanatory Notes: With an initial investment of $10,000 in Class B of Municipal Bond on January 1, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,082. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,989 for dividends and $972 for capital gain distributions. During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Municipal Bond would have grown to $20,094.
MUNICIPAL BOND - INSTITUTIONAL CLASS   INDICES


Period Ended     Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
   Dec    . 31   Initial      Reinvested      Capital Gain    Value   500          of
                 $10,000      Dividend        Distributions                        Living
                 Investment   Distributions











   1996        $9,891        $8,666        $1,537           $ 20,094           $ 41,499           $ 46,181           $ 14,353

   1995        9,988         7,778         1,550             19,316             33,750             35,882             13,891

   1994        8,901         6,074         1,373             16,348             24,531             26,244             13,548

   1993        10,495        6,107         1,263             17,865             24,213             25,001             13,195

   1992        10,266        5,073         447               15,786             21,996             21,370             12,842

   1991        10,229        4,144         119               14,492             20,434             19,916             12,480

   1990        9,819         3,130         0                 12,949             15,660             16,018             12,109

   1989        9,819         2,294         0                 12,113             16,164             16,104             11,412

   1988        9,601         1,454         0                 11,055             12,275             12,222             10,905

   1987        9,179         665           0                 9,844              10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Municipal Bond on    January 1, 1987    , the net amount invested
in Institutional Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,170    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   6,032     for dividends and $   972
for capital gain distributions.
   During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Municipal Bond would have grown to $20,111.
MUNICIPAL BOND - INITIAL CLASS   INDICES


Period Ended     Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
   Dec    . 31   Initial      Reinvested      Capital Gain    Value   500          of
                 $10,000      Dividend        Distributions                        Living
                 Investment   Distributions











1996  $    9,891        $    8,683          $ 1,537           $ 20,111           $ 41,499           $ 46,181           $ 14,353

1995     9,988             7,778             1,550             19,316             33,750             35,882             13,891

1994     8,901             6,074             1,373             16,348             24,531             26,244             13,548

1993     10,495         6,   107             1,263             17,865             24,213             25,001             13,195

1992     10,266         5,   073             447               15,786             21,996             21,370             12,842

1991     10,229         4,   144             119               14,492             20,434             19,916             12,480

1990     9,819             3,131             0                 12,950             15,660             16,018             12,109

1989     9,819             2,293             0                 12,112             16,164             16,104             11,412

1988     9,601             1,454             0                 11,055             12,275             12,222             10,905

1987  9,   179             665               0                 9,844              10,526             10,543             10,443


Explanatory Notes: With an initial investment of $10,000 in Initial Class
of Municipal Bond on    January     1, 198   7    , the net amount invested
in Initial Class shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   20,188    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   6,041     for dividends and $   972
for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Intermediate Municipal Income would have grown to $17,548, including the effect of Class A's maximum 3.25% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996        $9,164        $7,132        $1,252           $ 17,548           $ 41,022           $ 46,321           $ 14,366

   1995        9,138         6,346         1,248             16,732             32,084             35,282             13,913

   1994        8,275         5,084         1,130             14,489             23,557             25,366             13,578

   1993        9,208         4,940         1,229             15,377             23,313             24,318             13,207

   1992        9,754         4,458         63                14,275             21,174             21,201             12,862

   1991        9,508         3,533         61                13,102             17,766             18,029             12,482

   1990        9,367         2,688         60                12,115             14,846             15,414             12,120

   1989        9,340         1,918         60                11,318             15,382             15,676             11,404

   1988        9,261         1,207         60                10,528             11,756             11,803             10,897

   1987        9,138         573           58                9,769              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class A of
Intermediate Municipal Income on    December 1, 1986    , assuming the
3.25% maximum sales charge had been in effect, the net amount invested in
Class A shares was $   9,675    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,391    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   5,167     for dividends and $   854     for capital gain
distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Intermediate Municipal Income would have grown to $17,641, including the effect of Class T's maximum 2.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996        $9,212        $7,171        $1,258           $ 17,641           $ 41,022           $ 46,321           $ 14,366

   1995        9,185         6,379         1,255             16,819             32,084             35,282             13,913

   1994        8,318         5,109         1,136             14,563             23,557             25,366             13,578

   1993        9,256         4,966         1,235             15,457             23,313             24,318             13,207

   1992        9,805         4,480         63                14,348             21,174             21,201             12,862

   1991        9,557         3,552         61                13,170             17,766             18,029             12,482

   1990        9,415         2,701         61                12,177             14,766             15,414             12,120

   1989        9,389         1,928         60                11,377             15,382             15,676             11,404

   1988        9,309         1,214         60                10,583             11,756             11,803             10,897

   1987        9,185         576           59                9,820              9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class T of
Intermediate Municipal Income on    December 1, 1986    , assuming the
2.75% maximum sales charge had been in effect, the net amount invested in
Class T shares was $   9,725    . The cost of the initial investment
($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   18,436    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   5,195     for dividends and $   858     for capital gain
distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Intermediate Municipal Income would have grown to $17,814.
INTERMEDIATE MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996 $ 9,472           $ 7,048           $ 1,294           $ 17,814           $ 41,022           $ 46,321           $ 14,366

   1995  9,445             6,360             1,290             17,095             32,084             35,282             13,913

   1994  8,553             5,195             1,169             14,917             23,557             25,366             13,578

   1993  9,518             5,108             1,270             15,896             23,313             24,318             13,207

   1992  10,082            4,609             65                14,756             21,174             21,201             12,862

   1991  9,827             3,653             63                13,543             17,766             18,029             12,482

   1990  9,682             2,778             62                12,522             14,846             15,414             12,120

   1989  9,654             1,982             62                11,698             15,382             15,676             11,404

   1988  9,572             1,248             62                10,882             11,756             11,803             10,897

   1987  9,445             591               61                10,097             9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Class B of
Intermediate Municipal Income on    December 1, 1986    , the net amount
invested in Class B shares was $   10,000    . The cost of the initial
investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   18,360    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   5,176     for dividends and $   883
for capital gain distributions.
   During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Municipal Income would have grown to $18,339.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living
               Investment   Distributions











   1996  $ 9,472           $ 7,572           $ 1,295           $ 18,339           $ 41,022           $ 46,321           $ 14,366

   1995   9,427             6,691             1,288             17,406             32,084             35,282             13,913

   1994   8,562             5,347             1,170             15,079             23,557             25,366             13,578

   1993   9,518             5,156             1,271             15,945             23,313             24,318             13,207

   1992   10,082            4,615             65                14,762             21,174             21,201             12,862

   1991   9,827             3,653             63                13,543             17,766             18,029             12,482

   1990   9,682             2,778             62                12,522             14,846             15,414             12,120

   1989   9,654             1,982             62                11,698             15,382             15,676             11,404

   1988   9,572             1,248             62                10,882             11,756             11,803             10,897

   1987   9,445             591               61                10,097             9,532              9,874              10,453


Explanatory Notes: With an initial investment of $10,000 in Institutional
Class of Intermediate Municipal Income on    December 1, 1986    , the net
amount invested in Institutional Class shares was $   10,000    . The cost
of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   18,870    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   5,444     for
dividends and $   883     for capital gain distributions.
   During the period March 16, 1994 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class A of Short-Intermediate Municipal Income would have grown to $11,240, including the effect of Class A's maximum 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











   1996  $ 10,057           $ 1,151           $ 32           $ 11,240           $ 17,368           $ 18,085           $ 10,774

   1995    10,086            717               0              10,803             13,583             13,775             10,435

   1994*   9,623             254               0              9,877              9,916              9,904              10,183


   * From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Class A of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $9,850. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,167. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,075 for dividends and $30 for capital gain distributions. During the period March 16, 1994 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class T of Short-Intermediate Municipal Income would have grown to $11,242, including the effect of Class T's maximum 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











   1996  $ 10,057          $ 1,153           $ 32           $ 11,242           $ 17,368           $ 18,085           $ 10,774

   1995  10,086             717               0              10,803             13,583             13,775             10,435

   1994* 9,623              254               0              9,877              9,916              9,904              10,183


   * From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,850    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   11,169    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   1,077     for dividends and $   30     for capital gain
distributions.
During the period March 16, 1994 (commencement of operations) to November
30, 1996   ,     a hypothetical $10,000 investment in Institutional Class
of Short-Intermediate Municipal Income would have grown to $   11,422    .
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











   1996  $ 10,210          $ 1,180           $ 32           $ 11,422           $ 17,368           $ 18,085           $ 10,774

   1995  10,230             733               0              10,963             13,583             13,775             10,435

   1994* 9,770              257               0              10,027             9,916              9,904              10,183


   * From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short-Intermediate Municipal Income on March 16, 1994, the net
amount invested in Institutional Class shares was $   10,000    . The cost
of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   11,196    . If distributions had not been reinvested, the amount of
distributions earned from the class over time would have been smaller, and
cash payments for the period would have amounted to $   1,102     for
dividends and $   30     for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class A of New York
Municipal Income would have grown to $   10,565    , including the effect
of Class A's    maximum     4.25% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











   1996  $ 10,044          $ 521           $ 0           $ 10,565           $ 12,961           $ 13,403           $ 10,353

   1995* 9,958              81              0             10,039             10,445             10,346             10,052


   * From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of New York Municipal Income on August 21, 1995, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was
$   9,575    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,516    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   504     for dividends and $   0     for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class T of New York
Municipal Income would have grown to $   10,639    , including the effect
of Class T's    maximum     3.50% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS T   INDICES




Period
 Ended  Value of       Value of        Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial        Reinvested      Capital Gain    Value              500                                   of
        $10,000        Dividend        Distributions                                                            Living**
        Investment     Distributions

   1996  $10,113           $ 526           $ 0             $ 10,639           $ 12,961           $ 13,403           $ 10,353

   1995* 10,036             82              0               10,118             10,445             10,346             10,052


   * From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of New York Municipal Income on August 21, 1995, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was
$   9,650    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,522    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   510     for dividends and $   0     for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class B of New York
Municipal Income would have grown to $   10,532    , including the effect
of Class B's maximum applicable CDSC.
NEW YORK MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions











   1996  $ 10,070          $ 462           $ 0           $ 10,532           $ 12,961           $ 13,403           $ 10,353

   1995* 10,390             75              0             10,465             10,445             10,346             10,052


   * From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of New York Municipal Income on August 21, 1995, assuming the maximum
applicable     CDSC had been in effect, the net amount invested in Class B
shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,459    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   450     for dividends and $   0     for capital gain
distributions.
During the period August 21, 1995 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Institutional Class
of New York Municipal Income would have grown to $   11,051    .
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS    INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions










1996     $    10,470        $    581        $    0        $    11,051        $    12,961        $    13,403        $    10,353


1995*     10,400             96              0             10,496             10,445             10,346             10,052



   * From August 21, 1995 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of New York Municipal Income on August 21, 1995, the net amount
invested in Institutional Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   10,577    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   563     for dividends and $   0     for
capital gain distributions.
During the period February 20, 1996 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class A of California
Municipal Income would have    bee    n $   9,764    , including the effect
of Class A's    maximum     4.25% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS A   INDICES




Period
 Ended  Value of          Value of        Reinvested      Total             S&P                DJIA               Cost
Oct. 31 Initial           Reinvested      Capital Gain    Value             500                                   of
        $10,000           Dividend        Distributions                                                           Living**
        Investment        Distributions

1996*   $    9,508        $    256        $    0          $    9,764        $    11,054        $    11,119        $    10,219


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of California Municipal Income on February 20, 1996, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,575    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,251    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   248     for dividends and $   0     for capital gain
distributions.
During the period February 20, 1996 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class T of California
Municipal Income would have    been     $   9,842    , including the effect
of Class T's    maximum     3.50% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS T   INDICES




Period
 Ended  Value of          Value of        Reinvested      Total             S&P                DJIA               Cost
Oct. 31 Initial           Reinvested      Capital Gain    Value             500                                   of
        $10,000           Dividend        Distributions                                                           Living**
        Investment        Distributions

1996*   $    9,582        $    260        $    0          $    9,842        $    11,054        $    11,119        $    10,219


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of California Municipal Income on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,255    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   252     for dividends and $   0     for capital gain
distributions.
During the period February 20, 1996 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Class B of California
Municipal Income would have    been     $   9,635    , including the effect
of Class B's maximum applicable CDSC.
CALIFORNIA MUNICIPAL INCOME - CLASS B   INDICES




Period
 Ended  Value of          Value of        Reinvested      Total             S&P                DJIA               Cost
Oct. 31 Initial           Reinvested      Capital Gain    Value             500                                   of
        $10,000           Dividend        Distributions                                                           Living**
        Investment        Distributions



1996*   $    9,400        $    235        $    0          $    9,635        $    11,054        $    11,119        $    10,219


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of California Municipal Income on February 20, 1996, assuming the maximum
applicable     CDSC had been in effect, the net amount invested in Class B
shares was $   10,000    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,231    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have
amounted to $   229     for dividends and $   0     for capital gain
distributions.
During the period February 20, 1996 (commencement of operations) to October
31, 1996   ,     a hypothetical $10,000 investment in Institutional Class
of California Municipal Income would have grown to $   10,227    .
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES




Period
 Ended  Value of          Value of        Reinvested      Total              S&P                DJIA               Cost
Oct. 31 Initial           Reinvested      Capital Gain    Value              500                                   of
        $10,000           Dividend        Distributions                                                            Living**
        Investment        Distributions

1996*   $    9,910        $    316        $    0          $    10,227        $    11,054        $    11,119        $    10,219


   * From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of California Municipal Income on February 20, 1996, the net amount
invested in Institutional Class shares was $   10,000    . The cost of the
initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash
value at the time they were reinvested) amounted to $   10,311    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the
period would have amounted to $   307     for dividends and $   0     for
capital gain distributions.
The yield for the S&P 500 for the year ended December 31, 1996 was
   2.01 %, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1996. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid. INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International
(MSCI) Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Market database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices. MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from
$5,080.3 (   $    8621.7 including the US) billion in 1995 to $5,749.4
(   $    10,078.9 including the US) billion in 1996.
The following table measures the indexed market capitalization of certain countries according to the MSCI indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia    $ 163.6   Japan                 $ 1944.0

Austria      $ 22.9    Netherlands           $ 248.1

Belgium      $ 66.2    Norway                $ 26.2

Canada       $ 250.8   Singapore/Malaysia    $ 213.6

Denmark      $ 47.2    Spain                 $ 108.4

France       $ 372.2   Sweden                $ 134.0

Germany      $ 401.6   Switzerland           $ 325.4

Hong Kong    $ 200.6   United Kingdom        $ 1002.8

Italy        $ 147.0   United States         $ 4329.4

The following table measures the total market capitalization of certain Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $ 24,980.3

Brazil                                        $ 89,501.4

Chile                                         $ 38,528.7

Colombia                                      $ 9,277.4

Mexico                                        $ 72,037.8

Venezuela                                     $ 5,384.5

Total Latin America                           $ 239,710.1

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS
Australia     16.9%   Japan                  -0.8%

Austria       -0.5%   Netherlands            26.2%

Belgium       16.3%   Norway                 15.4%

Canada        29.9%   Singapore/Malaysia     -3.1/26.8%

Denmark       16.8%   Spain                  32.1%

France        18.2%   Sweden                 28.9%

Germany       12.5%   Switzerland            8.9%

Hong Kong     28.0%   United Kingdom         20.3%

Italy         7.8%    United States          23.8%

STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia     12.1%   Japan                  10.3%

Austria       6.9%    Netherlands            35.5%

Belgium       25.2%   Norway                 18.1%

Canada        29.6%   Singapore/Malaysia     -3.5/26.0%

Denmark       24.2%   Spain                  37.8%

France        23.4%   Sweden                 27.4%

Germany       20.8%   Switzerland            20.6%

Hong Kong     28.0%   United Kingdom         16.6%

Italy         2.5%    United States          23.8%


The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE

                 FIVE YEARS ENDED OCTOBER 31, 1996   TEN YEARS ENDED OCTOBER 31, 1996

Germany            11.98%                              8.73%

Hong Kong          26.94%                              22.25%

Japan              0.58%                               5.35%

Spain              8.15%                               11.16%

United Kingdom     11.50%                              15.03%

United States      14.98%                              13.73%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank bond funds based on yield. In addition to mutual fund rankings, performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a
   class     returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each of TechnoQuant Growth, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
Overseas may compare its performance to    that of     the Morgan Stanley
Capital International Europe, Australsia, Far East Index, a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. Mid-Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index, a widely recognized, unmanaged index of 400 medium-capitalization stocks.
Balanced may compare its performance to    that of     the Lehman Brothers
Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Asset-backed securities include credit card, auto, and home equity loans.
Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each of High Yield and Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index, a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
Mortgage Securities may compare its performance to that of the Salomon Brothers Mortgage Index, a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. For mortgage issues, the entry and exit amounts are $1 billion public amount outstanding.
Government Investment may compare its performance to that of the Salomon Brothers Treasury/Agency Index, a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. For U.S. Treasury issues, the entry and exit amounts are $1 billion public amount outstanding. For U.S. government agency issues, the entry and exit amounts are $100 million and $75 million, respectively.
Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Each class of the municipal funds may compare    its performance to that
of     the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition, High Income Municipal may compare its performance to that of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index, a total return performance benchmark for both investment-grade and non-investment grade municipal bonds. The Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index has a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%. The Lehman Brothers Non-Investment Grade Municipal Bond Index includes municipal bonds with maturities of at least one year that have a maximum credit rating of BA1 or are unrated. Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. New York Municipal Income may compare its performance to that of the Lehman Brothers New York 4 Plus Year Municipal Bond Index, a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. California Municipal Income may compare its performance to that of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
Each class of a bond fund may compare its performance or the performance of securities in which that bond fund may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable (Emerging Markets Income, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Yield, and Short-Fixed Income), which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    810     taxable money market funds. IBC's
MONEY FUND REPORT AVERAGES(trademark)/Municipal (High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income), which
is reported in IBC's MONEY FUND REPORT(trademark), covers over    410
municipal money market funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
Each fund may present its fund number, QuotronTM number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of December 31, 1996, FMR advised over $   28     billion in tax-free
fund assets, $   96     billion in money market fund assets, $   303
billion in equity fund assets, $   61     billion in international fund
assets, and $   25     billion in Spartan fund assets. The funds may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% (Equity Funds and Bond Funds); 2.75% (Intermediate Bond Funds); or 1.50% (Short Bond Funds) front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for
purposes    of     Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to
fund annuity cont   r    acts purchased by employee benefit plans having in
the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 of plan assets invested in Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar program sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has signed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
   Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12) will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class T
CDSC) if they do not remain in Class T shares of the Fidelity Advisor Funds, Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio or shares of Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive
   Initial Class's     front-end sales charge on shares acquired through
reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or
trust. In addition, FDC has chosen to waive    Initial Class's     sales
charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained
at least one employee benefit plan that qualified for exemption    (1)
and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in
connection with FDC's sales activities   ;
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
The fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
A sales load waiver form must accompany these transactions.
CLASS B SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.
A sales load waiver form must accompany these transactions.
CLASS A, CLASS T, AND CLASS B SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, and Class B shares, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
CLASS A AND CLASS T SHARES ONLY
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
CLASS A, CLASS T, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, or Institutional Class share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
   ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any
time.    In addition, Initial Class shares of Strategic Opportunities,
Mortgage Securities, and Municipal Bond will not process wire purchases and redemptions on days when the Federal Reserve System is closed.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do
not have access to    a     fund to purchase or redeem shares. In addition,
trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of    a     fund's income may qualify for the
dividends-received deduction available to corporate shareholders to the
extent that th   e     fund's income is derived from qualifying dividends.
For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the
dividends-received deduction. A portion of    a     fund's dividends
derived from certain U.S. Government obligations may be exempt from state
and local taxation.    To the extent that a fund's income is designated as
federally tax-exempt interest, the daily dividends declared by the fund are
also federally tax-exempt.     Gains (losses) attributable to foreign
currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund.
Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Each municipal fund purchases securities that are free of federal income tax based on opinions of bond counsel regarding their tax status. These opinions will generally be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, opinions of bond counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.
As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered income for the purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal income tax, and New York Municipal Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state personal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
NEW YORK TAX MATTERS. It is not expected that New York Municipal Income will incur New York income or franchise tax liability. In addition, New York personal income tax law also provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations which are exempt from tax under New York law are excludable from gross income.
CALIFORNIA TAX MATTERS. As long as California Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by    a     fund
on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. As of October 31, 1996, Overseas hereby designates approximately
$   7,260,000     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of November 30, 1996, Mid Cap hereby designates approximately
$94,00   0     as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of November 30, 1996, Equity Growth hereby designates approximately
$   2    6,024,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Growth Opportunities hereby designates
approximately $71,976,000        as a capital gain dividend for the purpose
of the dividend-paid deduction.
As of December 31, 1996, Strategic Opportunities hereby designates
approximately $   19,489,000     as a capital gain dividend for the purpose
of the dividend-paid deduction.
As of November 30, 1996, Equity Income hereby designates approximately
$15,68   1    ,000 as        a capital gain dividend for the purpose of the
dividend-paid deduction.
As of October 31, 1996, Balanced hereby designates approximately
$11,566,000 as a        capital gain dividend for the purpose of the
dividend-paid deduction.
As of December 31, 1996, Emerging Markets Income    hereby designates
approximately $   78,000 as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of December 31, 1996, Strategic Income    hereby designates
approximately $   369,000 as a capital gain dividend for the purpose of the
dividend-paid deduction.
As of        October 31, 1996, Government Investment had a capital loss
carryforward aggregating        approximately $5,958,000. This loss
carryforward, of which $3,262,000 and $2,696,000 will expire on October 31,
200   2     and        2004, respectively   ,     is available to offset
future capital gains.
As of        November 30, 1996, Intermediate Bond had a capital loss
carryforward aggregating        approximately $13,667,000. This loss
carryforward, of which $2,841,000, $1,035,000, $134,000   , and $9,657,000
    will expire on November 30, 1998, 1999, 2002,    and 2004,
respectively, is available to offset future capital gains.
As    of July 31    , 1996, Mortgage Securities hereby designates
approximately $   1,471,000     as a capital gain dividend for the purpose
of the dividend-paid deduction.
As of        October 31, 1996, Short Fixed-Income had a capital loss
carryforward aggregating approximately $   40,265,000    . This loss
carryforward, of which $128,000, $63,000, $286,000, $38,000, $336,000,
$17,692,000, $19,4   57    ,000    and $2,265,000     will expire on
October 31, 1997, 1998, 1999, 2000, 2001, 2002   ,     2003,    and
2004,     respectively, is available to offset future capital gains.
As of October 31, 1996, High Income Municipal had a capital loss
carryforward aggregating approximately $   16,952,000    . This loss
carryforward, of which $3,173,000   ,     $7,51   1    ,000    and
6,268,000     will expire on October 31, 2002   ,     2003,    and
2004,     respectively, is available to offset future capital gains.
As    of     December 31, 1996, Municipal Bond had a capital loss
carryforward aggregating approximately $   19,626,000    . This loss
carryforward, all of which will expire on December 31, 2003, is available to offset future capital gains.
As    of     November 30, 1996, Intermediate Municipal Income had a capital
loss carryforward aggregating approximately    $426,000    . This loss
carryforward, all of which will expire on November 30, 2003, is available to offset future capital gains.
As of        November 30, 1996, Short-Intermediate Municipal Bond    hereby
designates     approximately $   31,000 as a capital gain dividend for the
purpose of the dividend-paid deduction.
As of        October 31, 1996, California Municipal Income had a capital
loss     carryforward aggregating approximately $   4,000    .    This loss
carryforward, all of which will expire on October 31, 2004, is available to offset future capital gains.
STATE AND LOCAL TAXES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities, whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance) and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Trustee (1997) or Member of the Advisory Board
(1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill). Mr. McCoy currently serves as a Trustee for each of the following trusts: Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Income Fund, and Fidelity Municipal Trust. Mr. McCoy currently serves as a Member of the Advisory Board for each of the following trusts: Fidelity Advisor Series I, VII, and VIII. GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds, is Vice President of FMR.
ROBERT A. LAWRENCE (44), Vice President (1994), is Vice President of Fidelity's high income funds and Senior Vice President of FMR (1993). Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).
FRED L. HENNING, JR. (57), Vice President, is Vice President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR (1995).
JOHN H. CARLSON (47), is Vice President of Emerging Markets Income (1996)
and Strategic Income (1996),    and other funds advised by FMR,     and an
employee of FMR.
BETTINA E. DOULTON (32)   ,     is Vice President of Balanced (1996), and
other funds advised by FMR, and an employee of FMR.
MARGARET L. EAGLE (47), is Vice President of High Yield and an employee of
FMR.
KEVIN E. GRANT (36), is Vice President of Balanced (1996), Intermediate
Bond (1996), and Mortgage Securities (1995),    and other funds advised by
FMR,     and an employee of FMR.
   CURTIS HOLLINGSWORTH (39), is Vice President of Government Investment
(1997) and Strategic Income (1997), and other fund's advised by FMR, and an employee of FMR.
HARRIS LEVITON (35), is Vice President of Strategic Opportunities (1996) and an employee of FMR.
NORMAN U. LIND (40)   ,     is Vice President    of New York Municipal
Income (1995),     Short-Intermediate Municipal Income (1995), and other
funds advised by FMR, and an employee of FMR.
RICHARD R. MACE Jr. (34), is Vice President of Overseas (1996), and other funds advised by FMR, and an employee of FMR.
DAVID L. MURPHY (49), is Vice President of Intermediate Municipal Income
(1996), and other funds advised by FMR, and an employee of FMR.
   BETH TERRANA (39), is Vice President of Growth & Income (1997), and other funds advised by FMR, and an employee of FMR.
JENNIFER S. UHRIG (36), is Vice President of    Equity Growth
(199   7    ), and other funds advised by FMR, and an employee of FMR.
   GEORGE A. VANDERHEIDEN (50), is Vice President of Growth Opportunities, and other funds advised by FMR, and an employee of FMR.
THOMAS D. MAHER (51), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds, and Vice President and Associate General Counsel of FMR Texas
Inc.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr.
Rush was Chief Compliance Officer of FMR Corp. (1993-1994)    and     Chief
Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (38), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds
(1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1996, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE




Aggregate  J. Gary  Ralph F. Phyllis Richard J. Edward  E.      Donald J. Peter S. William Gerald C. Edward Marvin  Thomas R.
 Compen
sation     Burkhead Cox      Burke   Flynn
                                     (double
                                     dagger)
                                     (double
                                     dagger)    C.      Bradley Kirk      Lynch
                                                                          (double
                                                                          dagger)  O.      McDonou   H.     L. Mann Williams
from a
 Fund A    (double
           dagger)           Davis              Johnson Jones                      McCoy   gh        Malone

                                                3d
                                                (double
                                                dagger)                            (double
                                                                                   dagger)
                                                                                   (double
                                                                                   dagger)
                                                                                   (double
                                                                                   dagger)           (double
                                                                                                     dagger)
                                                                                                     (double
                                                                                                     dagger)


 Techno
Quant      $ 0      $ 20     $ 20    $ 0        $ 0     $ 20    $ 20      $ 0      $ 20    $ 26      $ 0    $ 20    $ 20
 Growth**,+

 Overseas*,B 0      322      310     394        0       313     316       0        156     314       315    315     317

 MidCap**, + 0      44       43      57         0       43      44        0        43      45        43     43      42

 Equity
 Growth**,   0      1,269    1,220   1,554      0       1,232   1,247     0        743     1,239     1,240  1,240   1,235
 C, P

 Growth      0      4,268    4,105   5,221      0       4,147   4,197     0        2,051   4,159     4,173  4,173   4,203
 Oppor
tunities*, D,
 P

 Strategic   0      259      253     315        0       253     256       0        156     256       256    253      256
 Opportunities***,
 E

 Large Cap**,+0     7        7       9          0       7       7         0        7       7         7      7        7

 Growth &    0      92       92      0          0       92      92        0        92      114       0      92       92
 Income**, +

 Equity
 Income**,   0      679      650     827        0       656     664       0        396     660       664    664      658
 F, P

 Balanced*,
 G, P        0      1,183    1,157   1,460      0       1,172   1,182     0        492     1,165     1,160  1,160    1,179

 Emerging
 Markets     0      21       20      27         0       20      21        0        15      21        21     21       21
 Income***

 High Yield*
, H, P       0      594      561     715        0       567     574       0        283     569       571    571      575

 Strategic   0      33       32      42         0       32      33        0        23      33        33     32       32
 Income***

 Government  0      95       91      113        0       92      93        0        43      92        93     93       93
 Investment*
, I

 Intermediate0      170      165     209        0       167     168       0        91      166       167    167      167
 Bond**, J

 Mortgage    0      175      170     212        0       172     172       0        41      170       171    171      172
 Securities****
, K

 Short       0      182      178     225        0       181     182       0        74      179       178    178      182
 Fixed-Income*, L

 High Income 0      208      203     256        0       205     207       0        87      204       204    204      207
 Municipal*, M

 Municipal   0      343      340     422        0       340     343       0        199     343       339    336      344
 Bond***, N

 Intermediate0      28       27      34         0       27      28        0        14      27        27     27       27
 Municipal
 Income**, O

 Short-
Intermediate 0      10       10      13         0       10      10        0        6       10        10     10       10
 Municipal
 Income**

 New York    0      2        2       3          0       2       2         0        1       2         2      2        2
 Municipal
 Income*

 California  0      1        1       2          0       1       1         0        1       1         1      1        1
 Municipal
 Income*

 TOTAL       0      137,700  134,700 168,000    0       134,700 136,200   0        85,333  136,200   136,200 134,700 136,200
 COMPENSATION
 FROM THE FUND
 COMPLEX ++, A


   * Fiscal year ended October 31.
** Fiscal year ended November 30.
*** Fiscal year ended December 31.
**** Fiscal year ended July 31.
(double dagger) Interested trustees of each fund are compensated by FMR. (double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of Fidelity Advisor Series II, III, IV, V, and VI, Fidelity Municipal Trust, and Fidelity Income Fund. During the period from May 1, 1996 through the present, Mr. McCoy has served as a Member of the Advisory Board of Fidelity Advisor Series I, VII, and VIII.
+ Estimated
++ Information is as of December 31, 1996 for 235 funds in the complex.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas R. Williams, $13.
C   The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $50, Phyllis Burke Davis, $50, Richard J. Flynn, $0, E. Bradley Jones, $50, Donald J. Kirk, $50, William O. McCoy, $0, Gerald C. McDonough, $50, Edward
H. Malone, $50, Marvin L. Mann, $50, and Thomas R. Williams, $50.
D   The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $167, Phyllis Burke Davis, $167, Richard J. Flynn, $0, E. Bradley Jones, $167, Donald J. Kirk, $167, William O. McCoy, $0, Gerald C. McDonough, $167, Edward H. Malone, $167, Marvin L. Mann, $167, and Thomas R. Williams, $167.
E   The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $10, Phyllis Burke Davis, $10, Richard J. Flynn, $0, E. Bradley Jones, $10, Donald J. Kirk, $10, William O. McCoy, $0, Gerald C. McDonough, $10, Edward
H. Malone, $10, Marvin L. Mann, $10, and Thomas R. Williams, $10.
F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $27, Phyllis Burke Davis, $27, Richard J. Flynn, $0, E. Bradley Jones, $27, Donald J. Kirk, $27, William O. McCoy, $0, Gerald C. McDonough, $27, Edward H. Malone, $27, Marvin L. Mann, $27, and Thomas R. Williams, $27.
G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $42, Phyllis Burke Davis, $42, Richard J. Flynn, $0, E. Bradley Jones, $42, Donald J. Kirk, $42, William O. McCoy, $0, Gerald C. McDonough, $42, Edward H. Malone, $42, Marvin L. Mann, $42, and Thomas R. Williams, $42.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $23, Phyllis Burke Davis, $23, Richard J. Flynn, $0, E. Bradley Jones, $23, Donald J. Kirk, $23, William O. McCoy, $0, Gerald C. McDonough, $23, Edward H. Malone, $23, Marvin L. Mann, $23, and Thomas R. Williams, $23.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.
N The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $13, Phyllis Burke Davis, $13, Richard J. Flynn, $0, E. Bradley Jones, $13, Donald J. Kirk, $13, William O. McCoy, $0, Gerald C. McDonough, $13, Edward H. Malone, $13, Marvin L. Mann, $13, and Thomas R. Williams, $13.
O The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
P For the fiscal period ended in 1996, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $1219, Malone, $1,190, Mann, $1,190); Growth Opportunities (Cox, $3,791, Malone, $3,695, Mann, $3,695); Equity Income (Cox, $653, Malone, $637, Mann, $637);
Balanced (Cox, $1,028, Malone, $1,005, Mann, $1,005); and High Yield (Cox, $519, Malone, $506, Mann, $506).
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the funds' assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of January 31, 1997, approximately 42.57% of California Municipal Income's, 8.75% of Emerging Markets Income's, 5.75% of Growth & Income's, 4.05% of Large Cap's, 28.81% of New York Municipal Income's, and 6.80% of TechnoQuant Growth's total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of California Municipal Income's, Emerging Markets Income's, Growth & Income's, Large Cap's, New York Municipal Income's, and TechnoQuant Growth's shares, the Trustees and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of January 31, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:
ADVISOR BALANCED - CLASS A: First Tennessee Bank, Memphis, TN (10.16%); National Financial Services Corporation, Boston, MA (9.40%); Washington Square Securities, Minneapolis, MN (5.90%); FMR Corp., Boston, MA (5.64%). ADVISOR BALANCED - CLASS T: CIGNA LIFE, Hartford, CT (23.06%); Smith Barney, Inc., New York, NY (5.06%).
ADVISOR BALANCED - CLASS B: FMR Corp., Boston, MA (10.34%); Painewebber Inc., Weehawken, NJ (5.16%).
ADVISOR BALANCED - INSTITUTIONAL CLASS: Whitney National Bank, New Orleans, LA (35.52%); Valley National Bank, Wayne, NY (14.93%); Charles Schwab and Co., Inc., San Francisco, CA (8.71%); Marquette Trust Company, Minnetonka, MN (8.24%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS A:  FMR Corp., Boston, MA
(99.81%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS T: Prudential Securities, New York, NY (26.90%); First Allied Securities, Inc., Cokeville, WY (23.01%);
W. S. Griffith & Co., Inc., San Diego, CA (6.42%); FMR Corp., Boston, MA
(5.17%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - CLASS B: FMR Corp., Boston, MA (10.28%); Prudential Securities, New York, NY (7.25%); A.G. Edwards & Sons, St. Louis, MO (5.26%); Painewebber Inc., Weehawken, NJ (5.06%).
ADVISOR CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (93.06%).
ADVISOR EMERGING MARKETS INCOME - CLASS A: FMR Corp., Boston, MA (12.21%); PNC Securities, Pittsburgh, PA (6.85%).
ADVISOR EMERGING MARKETS INCOME - CLASS T: National Financial Services Corporation, Boston, MA (14.40%); FMR Corp., Boston, MA (9.32%); Royal Alliance Assoc., Inc., Birmingham, AL (5.34%); Donaldson, Lufkin & Jenrette, New York, NY (5.14%).
ADVISOR EMERGING MARKETS INCOME - CLASS B: National Financial Services Corporation, Boston, MA (10.99%); Donaldson, Lufkin & Jenrette, New York, NY (10.35%); Merrill Lynch Pierce Fenner, Jacksonville, FL (5.31%).
ADVISOR EMERGING MARKETS INCOME - INSTITUTIONAL CLASS: Robert E. Jones & Associates, Denver, CO (69.30%).
ADVISOR EQUITY GROWTH - CLASS A: National Financial Services Corporation, Boston, MA (18.08%); Donaldson, Lufkin & Jenrette, New York, NY (10.40%). ADVISOR EQUITY GROWTH - CLASS T: CIGNA LIFE, Hartford, CT (9.00%); Merrill Lynch Pierce Fenner, Jacksonville, FL (5.86%); National Financial Services Corporation, Boston, MA (5.71%); Smith Barney, Inc., New York, NY (5.61%). ADVISOR EQUITY GROWTH - CLASS B: Janney Montgomery Scott, Inc., Philadelphia, PA (9.53%); FIS Securities, Inc., Providence, RI (7.11%). ADVISOR EQUITY GROWTH - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (5.92%).
ADVISOR EQUITY INCOME - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (8.90%); National Financial Services Corporation, Boston, MA (8.36%). ADVISOR EQUITY INCOME - CLASS T: National Financial Services Corporation, Boston, MA (6.42%); Smith Barney, Inc., New York, NY (5.32%).
ADVISOR EQUITY INCOME - CLASS B: National Financial Services Corporation, Boston, MA (11.54%); Merrill Lynch Pierce Fenner, Jacksonville, FL (8.64%); Smith Barney, Inc., New York, NY (7.00%); Donaldson, Lufkin & Jenrette, New York, NY (6.33%).
ADVISOR EQUITY INCOME - INSTITUTIONAL CLASS: Bank Boston, Boston, MA (29.66%); First National Bank of Ohio, Akron, OH (13.44%); First Hawaiian Bank, Honolulu, HI (8.06%).
ADVISOR GOVERNMENT INVESTMENT - CLASS A: FMR Corp., Boston, MA (34.57%); National Financial Services Corporation, Boston, MA (20.67%); Bear, Stearns Securities Corp., New York, NY (11.68%); Painewebber Inc., Weehawken, NJ (8.32%); Corelink Financial, Providence, RI (5.11%).
ADVISOR GOVERNMENT INVESTMENT - CLASS T: Oriental Financial Services Corp., Hato Rey, PR (5.96%); National Financial Services Corporation, Boston, MA (5.75%); Commonwealth Equity Services, Waltham, MA (5.56%).
ADVISOR GOVERNMENT INVESTMENT - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (9.51%); National Financial Services Corporation, Boston, MA (8.87%); Merrill Lynch Pierce Fenner, Jacksonville, FL (7.01%); Royal Alliance Assoc., Inc., Birmingham, AL (6.60%).
ADVISOR GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (58.37%).
ADVISOR GROWTH & INCOME - CLASS A:  FMR Corp., Boston, MA (10.22%).
ADVISOR GROWTH & INCOME - CLASS T: Dain Bosworth, Inc., Minneapolis, MN (8.15%); Guardian Investor Services, Bethlehem, PA (6.68%); Cadaret Grant & Co., Inc., Syracuse, NY (6.58%); Royal Alliance Assoc., Inc., Birmingham, AL (6.42%); FSC Securities, Marietta, GA (6.42%); National Securities Corp., Seattle, WA (5.81%); Securities America, Inc., Omaha, NE (5.37%). ADVISOR GROWTH & INCOME - CLASS B: Southwest Securities, Inc., Dallas, TX (27.62%); Advantage Capital Corp., Houston, TX (13.57%); FMR Corp., Boston, MA (5.11%).
ADVISOR GROWTH & INCOME - INSTITUTIONAL CLASS: Robert E. Jones & Associates, Denver, CO (63.79%); FMR Corp., Boston, MA (23.85%).
ADVISOR GROWTH OPPORTUNITIES - CLASS A: National Financial Services Corporation, Boston, MA (10.84%); Donaldson, Lufkin & Jenrette, New York, NY (6.17%).
ADVISOR GROWTH OPPORTUNITIES - CLASS T: CIGNA LIFE, Hartford, CT (16.94%); Smith Barney, Inc., New York, NY (6.84%); A.G. Edwards & Sons, St. Louis, MO (5.01%).
ADVISOR GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS: Frost National Bank, San Antonio, TX (11.69%); Charles Schwab and Co., Inc., San Francisco, CA (7.76%); Wells Fargo Bank, San Francisco, CA (5.75%); Marshall & Ilsley Trust Co., Milwaukee, WI (5.11%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS A: Dain Bosworth, Inc., Minneapolis, MN (49.25%); FMR Corp., Boston, MA (10.32%); Corelink Financial, Providence, RI (9.15%); 1717 Capital Management Company, Newark, DE (7.40%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS T: Smith Barney, Inc., New York, NY (8.18%); A.G. Edwards & Sons, St. Louis, MO (6.85%); National Financial Services Corporation, Boston, MA (6.64%); Royal Alliance Assoc., Inc., Birmingham, AL (5.49%).
ADVISOR HIGH INCOME MUNICIPAL - CLASS B: National Financial Services Corporation, Boston, MA (11.94%); Donaldson, Lufkin & Jenrette, New York, NY (9.32%); Merrill Lynch Pierce Fenner, Jacksonville, FL (8.26%)
ADVISOR HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS: Tompkins County Trust Company, Ithaca, NY (17.75%); FMR Corp., Boston, MA (11.02%); First National Bank of Springfield, Springfield, IL (9.47%); Charles Schwab and Co., Inc., San Francisco, CA (8.46%); Citizens National Bank of Evansville, Evansville, IN (6.54%); Liberty National Bank & Trust, Oklahoma City, OK (5.65%).
ADVISOR HIGH YIELD - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (10.98%); National Financial Services Corporation, Boston, MA (7.79%); WRP Investments, Inc. (7.15%).
ADVISOR HIGH YIELD - CLASS T: Donaldson, Lufkin & Jenrette, New York, NY (8.86%); National Financial Services Corporation, Boston, MA (7.93%); Smith Barney, Inc., New York, NY (6.15%); Manulife Financial, Canada (5.66%). ADVISOR HIGH YIELD - CLASS B: Merrill Lynch Pierce Fenner, Jacksonville, FL (15.74%); National Financial Services Corporation, Boston, MA (10.08%); Donaldson, Lufkin & Jenrette, New York, NY (7.58%); Prudential Securities, New York, NY (6.62%); Advantage Capital Corp., Houston, TX (6.19%); Smith Barney, Inc., New York, NY (5.51%).
ADVISOR HIGH YIELD - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (12.07%); Financial Management Professionals, Austin, TX (11.02%); Resources Trust Company, Englewood, CO (8.84%); Donaldson, Lufkin & Jenrette, New York, NY (8.13%); First Hawaiian Bank, Honolulu, HI (7.26%); Capital Planning Corp., Bellevue, WA (5.53%).
ADVISOR INTERMEDIATE BOND - CLASS A: Donaldson, Lufkin & Jenrette, New York, NY (14.60%); FMR Corp., Boston, MA (10.32%); Prudential Securities, New York, NY (9.93%); Washington Square Securities, Minneapolis, MN (7.77%); Corelink Financial, Providence, RI (7.71%); National Financial Services Corporation, Boston, MA (6.71%); Painwebber Inc., Weehawken, NJ (6.65%).
ADVISOR INTERMEDIATE BOND - CLASS T: Painewebber Inc., Weehawken, NJ (7.53%); Merrill Lynch Pierce Fenner, Jacksonville, FL (6.01%).
ADVISOR INTERMEDIATE BOND - CLASS B: Donaldson, Lufkin & Jenrette, New York, NY (12.64%); National Financial Services Corporation, Boston, MA (8.56%); Merrill Lynch Pierce Fenner, Jacksonville, FL (6.20%); Royal Alliance Assoc., Inc., Birmingham, AL (5.50%).
ADVISOR INTERMEDIATE BOND - INSTITUTIONAL CLASS: Mercantile Bank, N.A., St. Louis, MO (12.57%); Homeland Bank, N.A., Waterloo, IA (6.70%); Amivest Corporation, New York, NY (6.06%); Bank of Mississippi, Jackson, MS (5.72%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (34.33%); Summit Trust Company, Summit, NJ (33.01%); Corelink Financial, Providence, RI (15.43%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS T: Merrill Lynch Pierce Fenner, Jacksonville, FL (10.42%); Royal Alliance Assoc., Inc., Birmingham, AL (8.56%); Smith Barney, Inc., New York, NY (6.68%); Commonwealth Equity Services, Waltham, MA (5.28%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS B: Merrill Lynch Pierce Fenner, Jacksonville, FL (17.29%); National Financial Services Corporation, Boston, MA (15.27%); Donaldson, Lufkin & Jenrette, New York, NY (10.56%); Prudential Securities, New York, NY (6.63%); Royal Alliance Assoc., Inc., Birmingham, AL (6.30%); A.G. Edwards & Sons, St. Louis, MO (6.19%).
ADVISOR INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS: Wells Fargo Bank, San Francisco, CA (16.31%); Citizens State Bank, Corpus Christi, TX (13.68%); South Holland Bancorp, South Holland, IL (11.16%); Liberty National Bank & Trust, Oklahoma City, OK (9.11%); Laird Norton Co., Seattle, WA (6.71%); Citizens National Bank of Evansville, Evansville, IN (6.20%).
ADVISOR LARGE CAP - CLASS A: FMR Corp., Boston, MA (11.77%); A.G. Edwards & Sons, St. Louis, MO (10.81%); Painewebber Inc., Weehawken, NJ (9.21%); Prudential Securities, New York, NY (6.83%); National Financial Services Corporation, Boston, MA (6.61%); Time Capital Securities, Port Jefferson, NY (5.07%).
ADVISOR LARGE CAP - CLASS T: National Financial Services Corporation, Boston, MA (12.08%); Dain Bosworth, Inc., Minneapolis, MN (7.80%).
ADVISOR LARGE CAP - CLASS B: Dain Bosworth, Inc., Minneapolis, MN (21.10%); Prudential Securities, New York, NY (5.76%).
ADVISOR LARGE CAP - INSTITUTIONAL CLASS: Union Planters National Bank, Memphis, TN (54.97%); FMR Corp., Boston, MA (19.90%); Charles Schwab and Co., Inc., San Francisco, CA (9.33%).
ADVISOR MID CAP - CLASS A: National Financial Services Corporation, Boston, MA (15.83%); Painewebber, Inc., Weehawken, NJ (8.24%); A.G. Edwards & Sons, St. Louis, MO (5.58%); FMR Corp., Boston, MA (5.51%); Smith Barney, Inc., New York, NY (5.10%).
ADVISOR MID CAP - CLASS T: National Financial Services Corporation, Boston, MA (7.42%); Commonwealth Equity Services, Waltham, MA (7.19%); Dain Bosworth, Inc., Minneapolis, MN (7.08%); Donaldson, Lufkin & Jenrette, New York, NY (5.37%); Merrill Lynch Pierce Fenner, Jacksonville, FL (5.20%); Smith Barney, Inc., New York, NY (5.04%).
ADVISOR MID CAP - CLASS B: Dain Bosworth, Inc., Minneapolis, MN (14.38%); Merrill Lynch Pierce Fenner, Jacksonville, FL (9.92%); Smith Barney, Inc., New York, NY (5.67%); National Financial Services Corporation, Boston, MA (5.42%); Donaldson, Lufkin & Jenrette, New York, NY (5.15%).
ADVISOR MID CAP - INSTITUTIONAL CLASS:  First Hawaiian Bank, Honolulu, HI
(82.68%).
ADVISOR MORTGAGE SECURITIES - INITIAL CLASS: National Financial Services Corporation, Boston, MA (15.04%) .
ADVISOR MUNICIPAL BOND - CLASS T: City Securities Corp., Indianapolis, IN (54.27%); 1717 Capital Management Company, Newark, DE (10.88%); FSC Securities Corp., Atlanta, GA (8.50%); Jefferson Pilot Investor Services, Greensboro, NC (5.93%).
ADVISOR MUNICIPAL BOND - CLASS B: Prudential Securities, New York, NY (30.72%); FMR Corp., Boston, MA (26.19%); Dain Bosworth, Inc., Minneapolis, MN (25.85%).
ADVISOR MUNICIPAL BOND - INSTITUTIONAL CLASS: Peoples Bank And Trust Co., Indianapolis, IN (32.27%); Premier Bank and Trust, Elyria, OH (18.65%); FMR Corp., Boston, MA (10.53%); Amsouth Bank, Birmingham, AL (6.00%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS A:  FMR Corp., Boston, MA
(99.81%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS T: FMR Corp., Boston, MA (19.56%); North Ridge Securities Corp., Hauppauge, NY (12.74%); A.G. Edwards & Sons, St. Louis, MO (11.55%); National Financial Services Corporation, Boston, MA (9.38%); First Albany, Albany, NY (7.42%); HRC Services, Inc., Glenwood Landing, NY (5.76%); Prudential Securities, New York, NY (5.71%).
ADVISOR NEW YORK MUNICIPAL INCOME - CLASS B: FMR Corp., Boston, MA (23.97%); National Financial Services Corporation, Boston, MA (18.38%); Prudential Securities, New York, NY (10.51%); Merrill Lynch Pierce Fenner, Jacksonville, FL (5.38%).
ADVISOR NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (72.93%).
ADVISOR OVERSEAS - CLASS A: National Financial Services Corporation, Boston, MA (12.10%); Painewebber Inc., Weehawken, NJ (7.05%); FMR Corp., Boston, MA (5.34%).
ADVISOR OVERSEAS - CLASS T: Smith Barney, Inc., New York, NY (7.39%); Great West Life/Benefits Corp., Englewood, CO (6.34%); National Financial Services Corporation, Boston, MA (5.76%).
ADVISOR OVERSEAS - CLASS B: Merrill Lynch Pierce Fenner, Jacksonville, FL (12.93%); National Financial Services Corporation, Boston, MA (8.58%); Painewebber Inc., Weehawken, NJ (7.17%); Royal Alliance Assoc., Inc., Birmingham, AL (6.53%); Smith Barney, Inc., New York, NY (6.36%).
ADVISOR OVERSEAS - INSTITUTIONAL CLASS: First National Bank, Iowa City, IA (27.94%); First Hawaiian Bank, Honolulu, HI (11.70%); One Valley Bank, N.A., Charleston, WV (6.43%); Union National Bank and Trust Company, Souderton, PA (5.23%); Bank West, Pierre, SD (5.14%).
ADVISOR SHORT FIXED-INCOME - CLASS A: FMR Corp., Boston, MA (25.67%); Harbour Investments Inc., Madison, WI (11.88%); Metlife Securities, Inc., Denver, CO (9.41%); Carillon Investment, Cincinnati, OH (7.53%); Ameritas Investment, Lincoln, NE (7.46%); National Financial Services Corporation, Boston, MA (7.00%).
ADVISOR SHORT FIXED-INCOME - CLASS T: Painewebber Inc., Weehawken, NJ (6.56%); National Financial Services Corporation, Boston, MA (5.65%); Smith Barney, Inc., New York, NY (5.62%); Royal Alliance Assoc., Inc., Birmingham, AL (5.35%).
ADVISOR SHORT FIXED-INCOME - INSTITUTIONAL CLASS: First Hawaiian Bank, Honolulu, HI (44.31%); First National Bank of Springfield, Springfield, IL (12.97%); Charles Schwab and Co., Inc., San Francisco, CA (11.92%); Benefit Services Corporation, Atlanta, GA (9.00%); University Bank, Houston, TX (6.48%).
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A: FMR Corp., Boston, MA (77.48%); Donaldson, Lufkin & Jenrette, New York, NY (20.26%).
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T: National Financial Services Corporation, Boston, MA (11.36%); Key/Society Corp., Cleveland, OH (8.06%); Securities Service Network, Knoxville, TN (7.55%).
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS:
University Bank, Houston, TX (11.15%); FMR Corp., Boston, MA (10.80%); Drovers Bank, York, PA (5.54%); First Busey Trust & Investment Co., Urbana, IL (5.42%).
ADVISOR STRATEGIC INCOME - CLASS A: FIS Securities, Inc., Providence, RI (11.81%); FMR Corp., Boston, MA (10.71%); Cuna Brokerage Services, Inc., Waverly, IA (6.17%).
ADVISOR STATEGIC INCOME - CLASS T: National Financial Services Corporation, Boston, MA (10.02%); Royal Alliance Assoc., Inc., Birmingham, AL (8.03%); Donaldson, Lufkin & Jenrette, New York, NY (7.12%).
ADVISOR STATEGIC INCOME - CLASS B: National Financial Services Corporation, Boston, MA (47.57%).
ADVISOR STRATEGIC INCOME - INSTITUTIONAL CLASS: Charles Schwab and Co., Inc., San Francisco, CA (95.95%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS A: National Financial Services Corporation, Boston, MA (13.01%); FMR Corp., Boston, MA (10.87%); A.G. Edwards & Sons, St. Louis, MO (9.07%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS T: Merrill Lynch Pierce Fenner, Jacksonville, FL (11.70%); CIGNA LIFE, Hartford, CT (10.62%); A.G. Edwards & Sons, St. Louis, MO (6.33%).
ADVISOR STRATEGIC OPPORTUNITIES - CLASS B: National Financial Services Corporation, Boston, MA (10.30%); Merrill Lynch Pierce Fenner, Jacksonville, FL (7.16%); Donaldson, Lufkin & Jenrette, New York, NY (6.42%); Smith Barney, Inc., New York, NY (5.95%).
ADVISOR STATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS: National Bank of Alaska, Anchorage, AK (15.39%); Charles Schwab and Co., Inc., San Francisco, CA (12.19%); Evergreen Bank, N.A., Glens Falls, NY (11.88%); Whitney National Bank, New Orleans, LA (8.32%); First Tennessee Bank, Memphis, TN (7.78%); Equitable Trust Company, Nashville, TN (7.41%). ADVISOR TECHNOQUANT GROWTH - CLASS A: Merrill Lynch Pierce Fenner, Jacksonville, FL (87.18%)
ADVISOR TECHNOQUANT GROWTH - CLASS T: Merrill Lynch Pierce Fenner, Jacksonville, FL (15.80%).
ADVISOR TECHNOQUANT GROWTH - CLASS B: Merrill Lynch Pierce Fenner, Jacksonville, FL (57.42%); FMR Corp., Boston, MA (5.15%).
ADVISOR TECHNOQUANT GROWTH - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (65.50%); Donaldson, Lufkin & Jenrette, New York, NY (15.30%); Merrill Lynch Pierce Fenner, Jacksonville, FL (12.30%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to the transfer agent and the pricing and bookkeeping agent, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, each trust, on behalf of each fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which it may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth                       12/1/96                       12/23/96*

Overseas                              1/1/93                        12/1/92

Mid Cap                               1/18/96                       1/18/96*

Equity Growth                         12/1/90                       11/14/90

Growth Opportunities                  1/1/95                        12/14/94

Strategic Opportunities               11/29/90                      9/19/90

Large Cap                             1/18/96                       1/18/96*

Growth & Income                          12/1/96                       12/23/96*

Equity Income                         8/1/86                        7/23/86

Balanced                              1/1/95                        12/14/94

Emerging Markets Income               1/20/94                       2/10/94

High Yield                            1/1/95                        12/14/94

Strategic Income                      9/16/94                       10/14/94

Mortgage Securities                   8/1/94                        7/13/94

Government Investment                 1/1/95                        12/14/94

Intermediate Bond                     1/1/95                        12/14/94

Short Fixed-Income                    1/1/95                        12/14/94

High Income Municipal                 12/1/94                       11/16/94

Municipal Bond                        1/1/94                        12/15/93

Intermediate Municipal Income         7/1/95                        6/14/95

Short-Intermediate Municipal Income   7/1/95                        6/14/95

New York Municipal Income             11/17/94                      12/8/94

California Municipal Income           12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
For the services of FMR under    the     contract, Equity Income pays FMR a
monthly management fee at the annual rate of .50% of its average net assets throughout the month.
For the services of FMR under each contract, TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income each pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
For the services of FMR under each contract, Overseas, Growth Opportunities, and Strategic Opportunities each pays FMR a monthly management fee composed of the sum of two elements: a basic fee and a performance adjustment based on a comparison of the performance of Growth Opportunities and Strategic Opportunities to that of the S&P 500 and the performance of Overseas to that of the capitalization-weighted EAFE. The
capitalization   -    weighted (cap-weighted) EAFE is an approximate
representation of each country's share of the stock market value of all countries in the index.
   COMPUTING THE BASIC FEE.     Each fund's (except Equity Income) basic
fee rate is composed of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   453.2     billion of group
net assets - the approximate level for    December     1996 - was
   .3021    % for equity funds and    .1425    % for fixed-income funds,
which is the weighted average of the respective fee rates for each level of
group net assets up to $   453.2     billion.
BOND FUNDS
The following fee schedule is the current fee schedule for all bond
funds   ,     except Emerging Markets Income, Mortgage Securities,
Municipal Bond and California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1690

24         -     30          .1800     200             .1652

30         -     36          .1750     225             .1618

36         -     42          .1700     250             .1587

42         -     48          .1650     275             .1560

48         -     66          .1600     300             .1536

66         -     84          .1550     325             .1514

84         -     120         .1500     350             .1494

120        -     156         .1450     375             .1476

156        -     192         .1400     400             .1459

192        -     228         .1350

228        -     264         .1300

264        -     300         .1275

300        -     336         .1250

336        -     372         .1225

Over 372                     .1200

This fee schedule has been approved by the shareholders of each bond
fund   ,     except Emerging Markets Income, Mortgage Securities, Municipal
Bond and California Municipal Income.
EMERGING MARKETS INCOME, MORTGAGE SECURITIES, AND MUNICIPAL BOND. The following fee schedule is the current fee schedule for Emerging Markets Income, Mortgage Securities and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

On August 1, 1994, FMR voluntarily revised the group fee rate schedule for Emerging Markets Income, Mortgage Securities and Municipal Bond, and added new breakpoints, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 120      -     156 billion   .1450%    $150 billion   .1736%

156        -     192           .1400     175            .1690

192        -     228           .1350     200            .1652

228        -     264           .1300     225            .1618

264        -     300           .1275     250            .1587

300        -     336           .1250     275            .1560

336        -     372           .1225     300            .1536

Over 372                       .1200     325            .1514

                                         350            .1494

                                         375            .1476

                                         400            .1459

On January 1, 1996, FMR voluntarily added new breakpoints to the (revised, in the case of Emerging Markets Income, Mortgage Securities and Municipal
Bond) schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The (revised, in the case of Emerging Markets Income, Mortgage Securities and Municipal Bond) group fee rate schedule and its
extension   s     provide for lower management fee rates as FMR's assets
under management increase. For average group assets in excess of $372 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 372      -     408 billion   .1200%   $  400 billion   .1459

408        -     444           .1175    425              .1443

444        -     480           .1150    450              .1427

480        -     516           .1125    475              .1413

Over 516                       .1100    500              .1399

                                        525              .1385

                                        550              .1372

CALIFORNIA MUNICIPAL INCOME. The following fee schedule is the current fee schedule for California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

Th   is     fee schedule has been approved by the shareholders of
California Municipal Income.
EQUITY FUNDS
The following fee schedule is the current fee schedule for all equity
funds   ,     except TechnoQuant Growth, Overseas, Mid Cap, Equity Growth,
Strategic Opportunities, Large Cap, Equity Income, and Growth & Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000

210        -     246         .2950

246        -     282         .2900

282        -     318         .2850

318        -     354         .2800

354        -     390         .2750

Over 390                     .2700

This fee schedule has been approved by    the     shareholders of each
equity fund   ,     except TechnoQuant Growth, Overseas, Mid Cap, Equity
Growth, Strategic Opportunities, Large Cap, Equity Income, and Growth &
Income   .
On January 1, 1996, FMR voluntarily added new breakpoints to the schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule for average group assets in excess of $210 billion and up to $390 billion with additional breakpoints voluntarily adopted by FMR for average group assets in excess of $390 billion is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

EQUITY GROWTH AND STRATEGIC OPPORTUNITIES. The following fee schedule is the current fee schedule for Equity Growth and Strategic Opportunities.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3253

36         -     42          .3400     250             .3223

42         -     48          .3350     275             .3198

48         -     66          .3250     300             .3175

66         -     84          .3200     325             .3153

84         -     102         .3150     350             .3133

102        -     138         .3100

138        -     174         .3050

174        -     228         .3000

228        -     282         .2950

282        -     336         .2900

Over 336                     .2850

Under each fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3100% for average group assets in excess of $102 billion. The group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion. For average group assets in excess of $210 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 138      -     174 billion   .3050%    $150 billion   .3371%

174        -     210           .3000     175            .3325

210        -     246           .2950     200            .3284

246        -     282           .2900     225            .3249

282        -     318           .2850     250            .3219

318        -     354           .2800     275            .3190

354        -     390           .2750     300            .3163

Over 390                       .2700     325            .3137

                                         350            .3113

                                         375            .3090

                                         400            .3067

On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule for average group assets in excess of $210 billion and up to $390 billion with additional breakpoints voluntarily adopted by FMR for average group assets in excess of $390 billion is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

OVERSEAS. The following fee schedule is the current fee schedule for
Overseas.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3253

36         -     42          .3400     250             .3223

42         -     48          .3350     275             .3198

48         -     66          .3250     300             .3175

66         -     84          .3200     325             .3153

84         -     102         .3150     350             .3133

102        -     138         .3100

138        -     174         .3050

174        -     228         .3000

228        -     282         .2950

282        -     336         .2900

Over 336                     .2850

Under the fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group assets in excess of $174 billion. Prior to January 1, 1993, the group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $210 billion. For average group assets in excess of $210 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 138      -     174 billion   .3050%    $150 billion   .3371%

174        -     210           .3000     175            .3325

210        -     246           .2950     200            .3284

246        -     282           .2900     225            .3249

282        -     318           .2850     250            .3219

318        -     354           .2800     275            .3190

354        -     390           .2750     300            .3163

Over 390                       .2700     325            .3137

                                         350            .3113

                                         375            .3090

                                         400            .3067

On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

TECHNOQUANT GROWTH, MID CAP, LARGE CAP AND GROWTH & INCOME. The following fee schedule is the current fee schedule for TechnoQuant Growth, Mid Cap, Large Cap and Growth & Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

This fee schedule has been approved by the shareholders of each of TechnoQuant Growth, Mid Cap, Large Cap and Growth & Income.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 199 6 , the annual basic fee rate would be calculated as follows:

                                      Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

TechnoQuant Growth                       .3021    %    +             0.30%              =        .6021    %

Overseas                                 .3021    %    +             0.45%              =        .7521    %

Mid Cap                                  .3021    %    +             0.30%              =        .6021    %

Equity Growth                            .3021    %    +             0.30%*             =        .6021    %

Growth Opportunities                     .3021    %    +             0.30%              =        .6021    %

Strategic Opportunities                  .3021    %    +             0.30%              =        .6021    %

Large Cap                                .3021    %    +             0.30%              =        .6021    %

Growth & Income                          .3021    %    +             0.20%              =        .5021    %

Balanced                                 .3021    %    +             0.15%**            =        .4521    %

Emerging Markets Income               .1425%           +             0.55%              =        .6925    %

High Yield                               .1425    %    +             0.45%              =        .5925    %

Strategic Income                         .1425    %    +             0.45%              =        .5925    %

Mortgage Securities                      .1425    %    +             0.30%              =        .4425    %

Government Investment                    .1425    %    +             0.30%              =        .4425    %

Intermediate Bond                        .1425    %    +             0.30%              =        .4425    %

Short Fixed-Income                       .1425    %    +             0.30%              =        .4425    %

High Income Municipal                    .1425    %    +             0.25%              =        .3925    %

Municipal Bond                           .1425    %    +             0.25%              =        .3925    %

Intermediate Municipal Income            .1425    %    +             0.25%              =        .3925    %

Short-Intermediate Municipal Income      .1425    %    +             0.25%              =        .3925    %

New York Municipal Income                .1425    %    +             0.25%              =        .3925    %

California Municipal Income              .1425    %    +             0.25%              =        .3925    %


* Effective August 1, 1994, FMR voluntarily agreed to reduce the individual fund fee rate from 0.33% to 0.30%. If this reduction were not in effect during the fiscal year ended 1996, the total management fee would have been
   .6321    %.
** Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from 0.20% to 0.15%. If this reduction were not in
effect the total management fee would have been    .5021    %.
One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month. COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for Strategic Opportunities, Overseas, and Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Strategic Opportunities and Growth Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%. This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For each fund, investment performance will be measured separately for each class of shares offered by that fund and the least of the results obtained will be used in calculating the performance adjustment to the management fee paid by the fund.
Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.

                             FISCAL YEAR   MANAGEMENT FEE+       PERFORMANCE ADJUSTMENT                MANAGEMENT FEE
                             ENDED                                                                     AS A PERCENTAGE OF
                                                                                                       AVERAGE NET ASSETS

OVERSEAS                     10/31

1996                                        $    6,353,206        $    687,829     (   down    ward)       0.68    %

1995                                         5,589,729             307,727 (upward)                            0.81

1994                                         3,435,695             133,032 (upward)                            0.80

MID CAP                      11/30

1996*                                           644,430            N/A                                     0.60***

EQUITY GROWTH                11/30

1996                                            23,048,140         N/A                                     0.61

1995                                         12,057,390            N/A                                         0.61

1994                                         6,567,305             N/A                                         0.64

GROWTH OPPORTUNITIES         10/31

1996                                            76,294,260            1,076,788     (upward)               0.61

1995                                         46,903,758            5,210,490 (upward)                          0.69

1994                                         22,087,985            2,130,192 (upward)                          0.69

STRATEGIC OPPORTUNITIES+++   12/31

1996                                            3,621,407             962,281     (   down    ward)        0.48

1995                                         3,510,812             91,269 (upward)                             0.62

10/1/94 - 12/31/94                           682,856               37,843 (upward)                             0.67***

10/1/93 - 9/30/94                            2,582,584             359,674 (upward)                            0.72

LARGE CAP                    11/30

1996*                                           100,564            N/A                                     0.60***

EQUITY INCOME                11/30

1996                                            10,188,385         N/A                                     0.50

1995                                         4,257,045             N/A                                         0.50

1994                                         1,392,206             N/A                                         0.50

BALANCED                      10/31

1996                                            16,119,225         N/A                                     0.50

1995                                         17,383,377            N/A                                         0.51

1994                                         13,325,884            N/A                                         0.52

EMERGING MARKETS INCOME      12/31

1996                                            488,344            N/A                                     0.69

1995                                         283,122               N/A                                         0.70

1994++                                       122,088               N/A                                         0.70   ***

HIGH YIELD                   10/31

1996                                            10,195,539                N/A                              0.60

1995                                         5,796,415             N/A                                         0.60

1994                                         3,737,959             N/A                                         0.60

STRATEGIC INCOME             12/31

1996                                            641,715            N/A                                     0.59

1995                                         277,990               N/A                                         0.60

1994++                                       10,348                N/A                                         0.60   ***

                             FISCAL YEAR   MANAGEMENT FEE+       PERFORMANCE ADJUSTMENT                MANAGEMENT FEE
                             ENDED                                                                     AS A PERCENTAGE OF
                                                                                                       AVERAGE NET ASSETS

GOVERNMENT INVESTMENT        10/31

1996                                        $    1,197,929         N/A                                     0.45%

1995                                         766,114               N/A                                         0.45

1994                                         422,255               N/A                                         0.46

INTERMEDIATE BOND            11/30

1996                                            2,174,162          N/A                                     0.45

1995                                         1,703,722             N/A                                         0.45

1994                                         1,180,785             N/A                                         0.41

MORTGAGE SECURITIES          7/31

1996                                            2,104,873          N/A                                     0.45

1995                                            1,707,178          N/A                                     0.45

1994                                            1,735,467          N/A                                     0.46

SHORT FIXED-INCOME           10/31

1996                                            2,203,578          N/A                                     0.45

1995                                         2,889,187             N/A                                         0.45

1994                                         3,713,144             N/A                                         0.46

HIGH INCOME MUNICIPAL        10/31

1996                                            2,266,568          N/A                                     0.40

1995                                         2,289,466             N/A                                         0.40

1994                                         2,257,113             N/A                                         0.41

MUNICIPAL BOND               12/31

1996                                            3,912,000          N/A                                     0.40

1995                                         4,282,000             N/A                                         0.40

1994                                         4,605,000             N/A                                         0.41

INTERMEDIATE MUNICIPAL       11/30
INCOME

1996                                            310,611            N/A                                     0.40

1995                                         292,469               N/A                                         0.40

1994                                         286,027               N/A                                         0.41

SHORT-INTERMEDIATE           11/30
MUNICIPAL INCOME

1996                                            117,532            N/A                                     0.40

1995                                         79,349                N/A                                         0.40

1994++                                       31,109                N/A                                         0.41   ***

NEW YORK MUNICIPAL           10/31
INCOME

1996                                            24,300**           N/A                                     0.40

1995   ++                                    2,203**               N/A                                         0.39   ***

CALIFORNIA MUNICIPAL         10/31
INCOME

1996*                                           9,314    **        N/A                                     0.39***


* Mid Cap, Large Cap, and California Municipal Income commenced
operation   s     on February 20, 1996   .
** Before reimbursement
*** Annualized
+ Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
++ Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively. +++ Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursement by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield. SUB-ADVISERS. On behalf of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of Overseas, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of Emerging Markets Income and Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of TechnoQuant Growth, Overseas, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far East investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services. FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
On behalf of TechnoQuant Growth, Overseas, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short
Fixed-Income   ,     for providing discretionary investment management and
executing portfolio transactions, the sub-advisers are compensated as follows:
FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
The table    on the following page     shows the fees paid by FMR to FMR
U.K., FMR Far East, FIIA, and FIJ, and by FIIA to FIIAL U.K. for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1996, 1995, and 1994.
FEES PAID TO FOREIGN SUB-ADVISERS



FUND           FEES PAID BY FMR TO FMR U.K.                                             FEES PAID BY FMR TO FMR FAR EAST

               1996               1995             1994             1996                1995                1994

Overseas          $     541,988      $     364,803    $153,288         $     550,513       $     352,004       $     174,129

Equity Growth     51,150          31,519              13,191           49,497           30,883              15,192

Growth
 Opportunities 642,845            212,175             67,818        645,049             203,140                    82,741

Strategic
 Opportunities    24,977          5,261               7,794*           23,484           5,862                      7,712*

                                                      7,352**                                               7,701**

Equity Income     46,448          23,713             12,197            46,494           23,140              13,970

Balanced       235,847            330,971            248,936        251,109             304,870                    299,094



TOTAL             $ 1,543,255     $    968,442        $ 510,576     $    1,566,146      $    919,899        $    600,539


* From 10/1/93 - 9/30/94.
** From 10/1/94 - 12/31/94.
   The other funds paid no investment sub-advisory fees for the fiscal periods ended 1996, 1995, and 1994.
No fees were paid to FIJ, FIIA, and FIIAL U.K. for fiscal periods ended 1996, 1995 and 1994.
CONTRACTS WITH FMR AFFILIATES
FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for Class A, Class T, Class B, and the Institutional Class shares of the taxable funds. FSC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the Initial Class shares of the taxable funds. UMB is the transfer, dividend disbursing, and shareholder servicing agent for Class A, Class T, Class B, the Institutional Class, and the Initial Class shares of the municipal funds. UMB has entered into sub-contracts with FIIOC and FSC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class A, Class T, Class B and the Institutional Class and FSC performs transfer agent and shareholder servicing functions for the Initial Class of the municipal funds. Under these arrangements, FIIOC and FSC receive an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC and FSC receive an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees of the growth and growth and income funds are subject to adjustment if the year-to-date total return of the S&P 500 exceeds positive or negative 15%. FIIOC and FSC also collect small account fees from certain accounts with balances of less than $2,500.
FIIOC and FSC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy
statements. Also, FIIOC and FSC   ,     as applicable, pay out-of-pocket
expenses associated with providing transfer agent services.
FSC    has entered into a contract to     perform the calculations
necessary to determine NAV and dividends for Class A, Class T, Class B, the Institutional Class, and the Initial Class of each taxable fund, maintain each taxable fund's accounting records, and administer each taxable fund's
securities lending program. UMB    has entered into a contract to perform
certain services for Class A, Class T, Class B, the Institutional Class,
and the Initial Class of each municipal fund. UMB     has    entered into a
    sub-contract with FSC    under the terms of     which FSC performs the
calculations necessary to determine NAV and dividends for Class A, Class T, Class B, the Institutional Class, and the Initial Class of each municipal
fund, and maintains    each municipal fund's     accounting records. The
annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.0600% (equity funds), 0.0750% (international funds), 0.0400% (fixed-income funds), or 0.0750% (high yield funds) for the first $500 million of average net assets and
0.0300% (equity funds)   ,     0.0375% (international funds), 0.0200%
(fixed-income funds)   ,     or 0.0375% (high yield funds) for average net
assets in excess of $500 million. Prior to January 1, 1996, the annual fee rates for pricing and bookkeeping services for the international funds and high yield funds were based on each fund's average net assets,
specifically, 0.0600% and 0.0   3    00%   ,     respectively, for the
first $500 million of average net assets, and 0.0   4    00% and 0.0200%,
respectively, for average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds for the past three fiscal years were as follows:

FUND                                  1996                1995          1994



Overseas                               $    523,913        $ 358,827     $ 251,241

Mid Cap                                    65,738*                N/A           N/A

Equity Growth                              804,585          680,671       461,039

Growth Opportunities                       821,769          764,407       758,343

Strategic Opportunities                    380,339          315,623       61,356**

                                                                          215,648***

Large Cap                                  46,209*                N/A           N/A

Equity Income                              751,619          404,628       168,364

Balanced                                   800,592          758,290       750,743

Emerging Markets Income                    62,296           45,004        36,412*

High Yield                                 734,437          296,724       223,567

Strategic Income                           60,655           45,067        7,500*

   Mortgage Securities                  189,021             151,765       158,558

Government Investment                      109,259          68,665        46,218

Intermediate Bond                          198,036          151,940       118,125

Short Fixed-Income                         197,893          231,369       264,455

High Income Municipal                      239,476          229,551       220,222

Municipal Bond                             298,000          346,000       362,000

Intermediate Municipal Income              65,230           48,976        48,062

Short-Intermediate Municipal Income        58,330           46,467        31,953*

New York Municipal Income                  58,926           8,710*              N/A

California Municipal Income                42,183*                N/A           N/A


* Emerging Markets Income, Strategic Income, Short-Intermediate Municipal
Income   , and New York Municipal Income     commenced operations on March
10, 1994, October 31, 1994, March 16, 1994,    and     August 21, 1995   ,
respectively. Mid Cap, Large Cap, and California Municipal Income commenced operations on February 20, 1996.
** From 10/1/94 - 12/31/94.
*** From 10/1/93 - 9/30/94.
FSC also receives fees for administering each taxable fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. For the fiscal years ended 1996, 1995, and 1994, the taxable funds incurred no securities lending fees.
For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The table below shows the sales
charge revenue paid to, and retained by   ,     FDC for the following
fiscal periods.



             SALES CHARGE REVENUE                                             CDSC REVENUE

             FISCAL YEAR          AMOUNT PAID        AMOUNT RETAINED          AMOUNT PAID           AMOUNT
             ENDED                TO FDC             BY FDC                   TO FDC                RETAINED BY FDC





                                   CLASS T            CLASS A         CLASS T            CLASS A

OVERSEAS        Oct. 31, 1996      $ 2,313,000        $ 12,000        $ 375,000          $ 1,000        $ 24,000        $ 24,000

                1995                4,446,941          N/A             692,471            N/A            333             333

                1994                9,596,831          N/A             1,436,765          N/A            N/A             N/A

MID CAP         Nov. 30,
                1996****   *        1,836,711          25,943          304,519            4,434          20,844          20,844

                1995                N/A                N/A             N/A                N/A            N/A             N/A

                1994                N/A                N/A             N/A                N/A            N/A             N/A

EQUITY GROWTH   Nov. 30, 1996       11,845,527         151,603         1,998,996          16,099         N/A             N/A

                1995                13,514,763         N/A             2,048,524          N/A            N/A             N/A

                1994                9,353,000          N/A             1,397,000          N/A            N/A             N/A

GROWTH          Oct. 31, 1996       49,538,901         399,713         7,961,248          45,606         N/A             N/A
       OPPORTUNITIES

                1995                73,545,428         N/A             11,459,421         N/A            N/A             N/A

                1994                47,564,000         N/A             7,108,000          N/A            N/A             N/A

STRATEGIC
                Dec. 31, 1996       909,434            15,662          145,926            2,958          243,510         243,510
       OPPORTUNITIES

                1995                1,883,199          N/A             144,719            N/A            40,916          40,916

                Dec. 31,
                1994   *            553,818            N/A             231,759            N/A            12,307          12,307

                   Sep. 30,
                1994**              2,984,646          N/A             445,526            N/A            409             409

LARGE CAP       Nov.
                    30,
                    1996*****       203,839            1,495           32,342             1,476          5,900           5,900

                1995                N/A                N/A             N/A                N/A            N/A             N/A

                1994                N/A                N/A             N/A                N/A            N/A             N/A

EQUITY INCOME   Nov. 30, 1996       8,110,513          108,178         1,572,831          10,945         651,390     651,390

                1995                10,583,118         N/A             1,676,479          N/A            127,493         127,493

                1994                2,450,544          N/A             352,678            N/A            30,093          30,093

BALANCED        Oct. 31, 1996       3,494,533          38,444          591,963            5,070          N/A             N/A

                1995                10,070,941         N/A             1,674,121          N/A            N/A             N/A

                1994                37,018,000         N/A             6,291,000          N/A            N/A             N/A

EMERGING
                Dec. 31, 1996       270,379            9,186           42,424             1,098          46,800          46,800
       MARKETS INCOME

                1995                465,187            N/A             245,371            N/A            12,203          12,203

                1994                406,046            N/A             59,134             N/A            2,877           2,877

HIGH YIELD      Oct. 31, 1996       8,201,000          116,000         1,356,000          17,000         372,000         372,000

                1995                8,787,240          N/A             1,328,830          N/A            75,583          75,583

                1994                8,980,127          N/A             1,342,482          N/A            15,765          15,765

STRATEGIC
                Dec. 31, 1996       558,381            13,287          94,606             1,628          56,783          56,783
       INCOME

                1995                842,000            N/A             100,905            N/A            23,689          23,689

                1994                197,904            N/A             0                  N/A            9,542           9,542

SHORT              Oct. 31,
                1996                553,986            1,525           95,855             231            N/A             N/A
FIXED-INCOME

                   1995             786,085            N/A             167,907            N/A            N/A             N/A

                   1994             4,396,909          N/A             877,639            N/A            N/A             N/A

   GOVERNMENT
                   Oct. 31,
                1996               $ 618,420          $ 5,077         $ 101,833          $ 1,157        $ 38,738        $ 38,738
   INVESTMENT

                   1995             954,672           N/A              144,831            N/A            10,268          10,268

                   1994             996,242           N/A              168,939            N/A            978             978

                   SALES CHARGE REVENUE                                                               CDSC REVENUE

                   FISCAL
                YEAR               AMOUNT PAID                        AMOUNT RETAINED                 AMOUNT
                                                                                                   PAID               AMOUNT
                   ENDED           TO FDC                             BY FDC                          TO
                                                                                                   FDC                RETAINED
                                                                                                                   BY
                                                                                                                      FDC

                                   CLASS T            CLASS A         CLASS T          CLASS A

INTERMEDIATE    Nov. 30, 1996       604,408            10,944          100,654          1,799          56,925          56,925
BOND

                1995                1,297,536         N/A              198,826          N/A            20,310          20,310

                1994                1,598,883         N/A              237,647          N/A            1,279           1,279

MUNICIPAL
 BOND           Dec. 31, 1996       10,000            N/A              3,000            N/A            0               0

                1995                N/A               N/A              N/A              N/A            N/A             N/A

                1994                N/A               N/A              N/A              N/A            N/A             N/A

INTERMEDIATE
                Nov. 30, 1996       78,940             17              12,934           2              35,837          35,837
       MUNICIPAL
INCOME

                1995                375,591           N/A              141,432          N/A            1,449           1,449

                1994                635,031           N/A              96,813           N/A            0               0

SHORT   -       Nov. 30, 1996       67,305             1,193           10,218           172            N/A             N/A
       INTERMEDIATE
MUNICIPAL
       INCOME

                1995                316,185           N/A              239,796          N/A            N/A             N/A

                1994                122,128           N/A              13,369           N/A            N/A             N/A



HIGH INCOME     Oct. 31, 1996       918,111            3,984           154,356          599            130,817         130,817
MUNICIPAL

NEW YORK        Oct. 31, 1996       94,802            27               4,180            4              4,097           4,097
MUNICIPAL
       INCOME

                1995***             0                 N/A              0                N/A            0               0

                1994                N/A               N/A              N/A              N/A            N/A             N/A

CALIFORNIA      Oct. 31,
                        1996****    31,149             27              535              4              0               0
MUNICIPAL
       INCOME

                1995                N/A               N/A              N/A              N/A            N/A             N/A

                1994                N/A               N/A              N/A              N/A            N/A             N/A



                                                    INITIAL CLASS                    INITIAL CLASS


   STRATEGIC
             Dec. 31, 1996             725                              725
   OPPORTUNITIES


                           1995                      1,989                            1,989


                           Dec. 31, 1994*            152                              152


                           Sep. 30, 1994**           1,485                            1,485






   * For the fiscal period October 1, 1994 through December 31, 1994
** For the fiscal period October 1, 1993 through September 30, 1994
*** For the fiscal period August 21, 1995 through October 31, 1995
**** For the fiscal period February 20, 1996 through October 31, 1996
***** For the fiscal period February 20, 1996 through November 30, 1996 DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds, except Strategic Opportunities: Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Institutional Class and Initial Class shares of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term
Bond Funds)   ,     and Short-Intermediate Municipal Income and Short
Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Growth, Equity Income, Emerging Markets Income, Strategic Opportunities, and Overseas purchased more than 144 months prior to such day and to Class B shares of Equity Income, Emerging Markets Income, and Strategic Opportunities purchased more than 144 months prior to such day. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class T at an annual rate of 0.50% for each of the Equity Funds; 0.25% for each of the Bond Funds and the Intermediate-Term Bond Funds; and 0.15% for each of the Short-Term Bond Funds. Currently, the Trustees have approved a distribution fee for Class B at an annual rate of 0.75% for each of the Equity Funds and 0.65% for each of the Bond Funds and the Intermediate-Term Bond Funds. These fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.
The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1996 (Class A shares were not offered prior to September 3, 1996), for Class T shares for the fiscal years ended 1996, 1995, and 1994, and for Class B shares for the fiscal years ended 1996, 1995, and 1994 (Class B shares were not offered prior to June 30, 1994).
CLASS A DISTRIBUTION FEES
       1996

FUND   PAID TO         RETAINED BY    TOTAL FEES
       INVESTMENT      FDC
       PROFESSIONALS

Overseas                              $ 0             $ 0         $ 0

Mid Cap                                   408             0           408

Equity Growth                             1,207           0           1,207

Growth Opportunities                      1,643           0           1,643

Strategic Opportunities                   317             0           317

Large Cap                                 161             0           161

Equity Income                             924             0           924

Balanced                                  232             0           232

Emerging Markets Income                   147             0           147

High Yield                                0               0           0

Strategic Income                          152             0           152

Government Investment                     39              0           39

Intermediate Bond                         153             0           153

Short Fixed   -    Income                 35              0           35

High Income Municipal                     35              0           35

Intermediate Municipal Income             37              0           37

Short-Intermediate Municipal Income       62              0           62

New York Municipal Income                 24              0           24

California Municipal Income               24              0           24

CLASS T DISTRIBUTION FEES


       1994                                   1995                                   1996

FUND   PAID TO         RETAINED  TOTAL FEES   PAID TO       RETAINED    TOTAL FEES   PAID TO         RETAINED          TOTAL FEES
       INVESTMENT      BY FDC                 INVESTMENT    BY FDC                   INVESTMENT              BY FDC
       PROFESSIONALS                          PROFESSIONALS                          PROFESSIONALS






Overseas      $ 2,139,864   $ 641,958   $2   ,781,
                                            822     $
                                                    3,452,001  $1   ,049,
                                                                   755     $
                                                                           4,501,756   $   4,560,
                                                                                       000          $   190,
                                                                                                    000           $ 4,750,000

Mid Cap          N/A           N/A         N/A         N/A        N/A         N/A         460,
                                                                                       775             0           460,775

Equity
 Growth       3,312,525     999,987     4,312,512   6,750,062  2,123,261   8,873,323      13,897,
                                                                                       763             256,
                                                                                                    052            14,153,815

Growth        16,056,714    4,817,016      20,
                                        873,    730 33,781,082    10,228,
                                                                   188        44,009,
                                                                               270        61,123,
                                                                                       389             2,461,
                                                                                                    359        63,584,748
Opportunities

Strategic     470,225       141,067     611,292     2,377,409  804,604     3,182,013      3,004,
                                                                                       411             0          3,004,411
Opportunities

Large Cap        N/A           N/A         N/A         N/A        N/A         N/A         49,
                                                                                       326             0           49,326

Equity
 Income       441,208       132,362     573,570     2,339,815  710,240     3,050,055      6,628,
                                                                                       000             115,
                                                                                                    000        6,743,000

Balanced      13,406,000    3,203,000   16   ,
                                        608,    814
                                                    16,748,635 5,165,858   21,914,493     16,228,
                                                                                       668             870,
                                                                                                    842           17,099,510

Emerging             31,604        8,331
                                        39,935      71,061     12   ,
                                                                   300     83,361         138,
                                                                                       085             0           138,085
Markets
Income

High Yield    1,526,214     0           1,526,214
                                                    2,185,795  33,785      2,219,580      3,616,
                                                                                       000             0          3,616,000

Strategic            1,626         488
                                        2,144       62,957     6,002       68,959         185,
                                                                                       607             0          185,607
Income

Government    227,532       0           227,532     391,918    7,088       399,006        572,
                                                                                       796             0          572,796
Investment

Intermediate  264,949       0           264,949     463,806    0           463,806        637,
                                                                                       019             0          637,019
Bond

Short Fixed-  1,212,008     0           1,212,008   933,777    18,975      952,752        725,
                                                                                       063             0          725,063
Income

High Income   1,374,438     0           1,374,438   1,358,027  8,150       1,366,177      1,335,
                                                                                       656             0          1,335,656
Municipal

Municipal
 Bond            N/A           N/A         N/A         N/A        N/A         N/A         3,000        0          3,000

Intermediate
              138,512       0           138,512     143,424    1,599       145,023        152,
                                                                                       707             0          152,707
       Municipal
Income

Short-
              11,446        0
                                        11,446      27,895     1,646       29,541         44,018       0          44,018
Intermediate
Municipal
Income

New York         N/A           N/A         N/A             368        0           368     8,737        0          8,737
Municipal
Income

California       N/A           N/A         N/A         N/A        N/A         N/A         2,066         0         2,066
Municipal
Income


CLASS B DISTRIBUTION FEES



     1994                                                  1995                                       1996

FUND SHAREHOLDER RETAINED BY    TOTAL FEES   SHAREHOLDER   RETAINED BY    TOTAL FEES   SHAREHOLDER    RETAINED BY    TOTAL FEES
     SERVICE
         FEES    FDC                         SERVICE FEES  FDC                         SERVICE FEES   FDC






Overseas      N/A           N/A      N/A         $1,155     $3   ,566      $4,721        $22,000       $ 97,000     $119,000

Mid Cap          N/A        N/A      N/A             N/A           N/A            N/A       34,445     103,330      137,775

Strategic        $    7,964    $23,
                                892     $31,
                                         856     116,312    359   ,    793 476,105          248,724    744,336      993,060
Opportunities

Large Cap            N/A
                            N/A
                                     N/A                N/A        N/A            N/A       7,479      21,680       29,159

Equity Income 16,215        54
                            ,580     70,
                                         795    332,413     996   ,
                                                                566        1,328,979        993,000    3,015,000    4,008,000

Emerging             3,215
                            9,771       12,
                                         986     17,429     52   ,    283  69,712           85,051     32,712       117,763
Markets
Income

High Yield    7,052         21   ,
                                157  28   ,
                                         209        179,
                                                 328        537   ,    580 716,908          623,000    1,647,000    2,270,000

Strategic            2,155
                            6,465       8,
                                     620         46,578     139   ,    735 186,313          76,042     197,706      273,748
Income

Government    817           2   ,
                                449  3   ,
                                         266     16,159     48   ,    662  64,821           37,314     99,118      136,432
Investment

Intermediate     1,689      5   ,
                                070  6   ,
                                         759     21,738     65   ,    218  86,956           45,490     119,626      165,116
Bond

High Income
              3,238
                            9,713
                                     12,951
                                                 54,382
                                                            163,013           217
                                                                           ,395             92,908     247,210      340,118
       Municipal

Municipal Bond       N/A
                            N/A             N/A         N/A        N/A            N/A       1,000      0            1,000

Intermediate

              965
                            2,893
                                     3,858              9,498       28,714        38,212    17,926     47,136    65,062
       Municipal
Income

New York             N/A
                            N/A             N/A  432        1,298          1,730            4,825      12,795       17,620
Municipal
Income

California           N/A
                            N/A             N/A         N/A        N/A            N/A       2,066      515          2,581
Municipal
Income


Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Class A, Class T, and Class B Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class and Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of
   Institutional Class or Initial Class     shares or provide shareholder
support services. The    Board of     Trustees    has     authorized such
payments for Class A, Class T, Class B, and Institutional Class shares.
   Currently    , the    Board of     Trustees    has     not authorized
such payments for Initial Class shares.
   For the calendar year ended 1996, payments made by FMR, either directly or indirectly through FDC, to third parties, rounded to the nearest one thousand dollars, amounted to $0 for Initial Class of Municipal Bond and $1,000 for Initial Class of Mortgage Securities and, for Class A, Class T, Class B and Institutional Class of each fund, amounted to the following:



   Fund          CLASS A          CLASS T          CLASS B          INSTITUTIONAL



   TechnoQuant Growth                        *             *                  *                 *

   Overseas                                      $     0       $     89,000       $     1,000       $     3,000

   Mid Cap                                   0             5,000              1,000             0

   Equity Growth                             1,000         144,000            *                 56,000

   Growth Opportunities                      3,000         593,000            *                 8,000

   Strategic Opportunities                   0             9,000              9,000             3,000

   Large Cap                                 0             1,000              0                 0

   Growth & Income                           *             *                  *                 *

   Equity Income                             1,000         80,000             26,000            13,000

   Balanced                                  0             169,000            *                 1,000

   Emerging Markets Income                   0             6,000              1,000             1,000

   High Yield                                1,000         84,000             13,000            1,000

   Strategic Income                          0             4,000              1,000                0

   Government Investment                     0             16,000             1,000             3,000

   Intermediate Bond                         0             12,000             1,000             13,000

   Mortgage Securities                       *             *                  *                 *

   Short Fixed-Income                        0             36,000             **                1,000

   High Income Municipal                     0             25,000             1,000             1,000

   Municipal Bond                            *             0                  0                 0

   Intermediate Municipal Income             0             3,000              0                 1,000

   Short-Intermediate Municipal Income       0             2,000              **                0

   New York Municipal Income                 0             0                  0                 0

   California Municipal Income               0             0                  0                 0


   * Not applicable.
** Class B is not available for this fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class and Initial Class Plans do not authorize payments by the applicable class of a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plans were approved by the shareholders of each class on the dates shown in the table below:

                                      DATE OF SHAREHOLDER APPROVAL

Fund                                  CLASS A                        CLASS T           CLASS B           INSTITUTIONAL

TechnoQuant Growth                       12/23/96                       12/23/96          12/23/96          12/23/96

Overseas                              08/30/96                       04/23/90          06/30/95          06/30/95

Mid Cap                               08/30/96                       01/18/96          01/18/96          01/18/96

Equity Growth                         08/30/96                       09/   10/92               *         09/26/86

Growth Opportunities                  08/30/96                       01/01/95                  *         06/30/95

Strategic Opportunities               08/30/96                       08/25/87          06/26/94          06/30/95

Large Cap                             08/30/96                       01/18/96          01/18/96          01/18/96

Growth & Income                          12/23/96                       12/23/96          12/23/96          12/23/96

Equity Income                         08/30/96                          09/10/92       06/26/94          07/23/86

Balanced                              08/30/96                       01/01/95                  *         06/30/95

Emerging Markets Income               08/30/96                       02/10/94          05/26/95          06/30/95

High Yield                            08/30/96                       01/01/95          01/01/95          06/30/95

Strategic Income                      08/30/96                       10/14/94          10/14/94          06/30/95

Government Investment                 08/30/96                       01/01/95          01/01/95          06/30/95

Intermediate Bond                     08/30/96                       01/01/95          01/01/95          11/26/86

Mortgage Securities                           *                              *                 *                 *

Short Fixed-Income                    08/30/96                       01/01/95                  **        06/30/95

High Income Municipal                 08/30/96                       12/01/94          12/01/94          06/30/95

Municipal Bond                                *                      07/01/96          07/01/96          07/01/96

Intermediate Municipal Income         08/30/96                       07/01/95          07/01/95          11/05/86

Short-Intermediate Municipal Income   08/30/96                       07/01/95                  **        06/30/95

New York Municipal Income             08/30/96                       12/08/94          12/08/94          06/30/95

California Municipal Income           08/30/96                       11/18/94          11/18/94          06/30/95


   * Not applicable.
** Class B is not available for this fund.
The Plans for the Initial Class of Mortgage Securities and Municipal Bond were approved by the shareholders of the class on January 21, 1987 and December 31, 1986, respectively.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust. On April 15, 1993, its name was changed from Fidelity Broad Street Trust to Fidelity
Advisor Series I    by an amendment to the Declaration of Trust    .
Currently, there are five funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund.
Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund are funds of Fidelity Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the name of the trust from Fidelity Diversified Trust to Fidelity Advisor
Series II. Currently   ,     there are five funds of the trust: Fidelity
Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund.
Fidelity Advisor Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January 29, 1986, the name was changed from Equity Portfolio: Income to Fidelity
Franklin Street Trust. On April 15, 1993   ,     the trust's name was
changed to Fidelity Advisor Series III. Currently   ,     there is one fund
of the trust: Fidelity Advisor Equity Income Fund.
Fidelity Advisor Intermediate Bond Fund is a fund of Fidelity Advisor Series IV, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 6, 1983.
On January 29, 1992   ,     the name of the trust was changed from Income
Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An amended and restated Declaration of Trust, dated March 16, 1995, was filed
on April 12, 1995. Currently   ,     there are three funds of the trust:
Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund.
Fidelity Advisor High Income Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund are funds of Fidelity Advisor Series V, an open-end management investment company organized as a Massachusetts business trust by a
Declaration of Trust dated April 2   4    , 1986, as amended and restated
July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board voted to change the trust's name to Fidelity Advisor Series V. An amended and restated Declaration of Trust dated March 16, 1995 was filed on
April 12, 1995. Currently   ,     there are four funds of the trust:
Fidelity Advisor High Income    Municipal     Fund, Fidelity Advisor New
York Municipal Income Fund, Fidelity Advisor California Municipal Income Fund, and Fidelity Advisor Natural Resources Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and
on April 15, 1993   ,     the Board of Trustees voted to change the name of
the trust to Fidelity Advisor Series VI. Currently   ,     there are two
funds of the trust: Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund.
Fidelity Advisor Overseas Fund is a fund of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts
business trust by a Declaration of Trust dated March 21, 1980   ,     as
amended and restated July 18, 1991   ,     and as supplemented April 15,
1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and
on April 15, 1993   ,     the Board of Trustees voted to change the name of
the trust to Advisor Series VII. Currently   ,     there are seven funds of
the trust: Fidelity Advisor Overseas Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, Fidelity Advisor Utilities Growth Fund, and Fidelity Advisor Health Care Fund. Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Strategic Income Fund, and Fidelity Advisor Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated
September 23, 1983, as amended and restated October 1, 1986   ,     and as
supplemented November 29, 1990. On April 15, 1993, the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor
Series VIII. Currently   ,     there are three funds of the trust: Fidelity
Advisor Strategic Opportunities Fund, Fidelity Advisor Strategic Income Fund, and Fidelity Advisor Emerging Markets Income Fund.
Fidelity Advisor Municipal Bond Fund is a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976 and reorganized as a Massachusetts business trust on June 22, 1984, at which time its name changed to Fidelity Municipal Bond Portfolio. On March 1, 1986, the trust's name was changed to Fidelity Municipal Trust. Currently, there are seven funds of the trust: Fidelity Advisor Municipal Bond Fund, Fidelity Aggressive Municipal Fund, Fidelity Insured Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund.
Fidelity Advisor Mortgage Securities Fund is a fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. On October 25, 1987, the trust's name was changed from Fidelity Mortgage Securities Fund to Fidelity Income Fund. Currently, there are three funds in the trust: Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund.
The Declarations of Trust permit the Trustees to create additional funds. In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity"
and "Spartan" may be withdrawn.    There is a remote possibility that one
fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive rights, and Class A, Class T, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shareholders of Growth Opportunities, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust,
fund, or class, as the case may be, including, in the case of    a
    meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the
holders of a majority of the outstanding shares of the        funds of
   Fidelity     Advisor Series I, VII    and     VIII   ,     or as
determined by the current value of each shareholder's investment in the
funds of    Fidelity     Advisor Series II, III, IV, V, and VI   , Fidelity
Municipal Trust, and Fidelity Income Fund    . If not so terminated, each
trust and fund will continue indefinitely. Growth Opportunities, Balanced, Emerging Markets Income, Strategic Opportunities, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, California Municipal Income, New York Municipal Income,
Mid Cap, Large Cap, Mortgage Securities,    TechnoQuant Growth, Growth &
Income,     Intermediate Municipal Income   , and Short-Intermediate
Municipal Income     may invest all of their assets in another investment
company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of TechnoQuant Growth, Overseas, Equity Growth, Growth & Income, Equity Income, Balanced, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, Mortgage Securities and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Municipal Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. Each custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. A custodian takes
no part in determining the investment policies of    a     fund or in
deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by FMR. The Boston branch of the custodian bank of Mid Cap, Growth Opportunities, Strategic Opportunities, and Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts,     serves as the independent accountant for Mid Cap, Equity
Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, New York Municipal Income, and
California Municipal Income.    The auditor examines financial statements
for the funds and provides other audit, tax, and related services.
Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts,     serves
as the independent accountant for TechnoQuant Growth, Overseas, Growth & Income, and Mortgage Securities. The auditor examines financial statements
for    the     fund   s     and provides other audit, tax, and related
services.
FINANCIAL STATEMENTS
Each fund's financial statements    and     financial highlights for the
fiscal periods ended July 31, October 31, November 30, or December 31, 1996, as appropriate, and report of the auditors, are included in the
fund   's     Annual Reports, which are separate reports supplied with this
   SAI    .    The     funds   '     financial statements,    including the
    financial highlights, and report   s     of the auditors are
incorporated herein by reference.    For a free additional copy of a fund's
Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE    RATINGS OF     CORPORATE
BOND   S    :
   Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA -    Bonds that     are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA -    Bonds that     are rated Aa are judged to be of high quality by all
standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A -    Bonds that     are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA -    Bonds that     are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA -    Bonds that     are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -    Bonds that     are rated B generally lack characteristics of the
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA -    Bonds that     are rated Caa are of poor standing. Such issues may
be in default or there may be present elements of danger with respect to principal or interest.
CA -    Bonds that     are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
C -    Bonds that     are rated C are the lowest-rated class of bonds and
issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S    RATINGS OF     CORPORATE BOND   S    :
   Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay
principal and differs from the highe   st    -rated issues only in small
degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a) (1) Financial Statements and Financial Highlights for Fidelity Income Fund, on behalf of Fidelity Advisor Mortgage Securities Fund, for the fiscal year ended July 31, 1996, are included in the fund's prospectus incorporated by reference into the fund's Statement of Additional Information and were filed on September 13, 1996 for Fidelity Income Fund pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
   (b) Exhibits:
  (1) Amended and Restated Declaration of Trust, dated September 15, 1994, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 31.
  (2) Bylaws of Fidelity Income Fund, as currently in effect, are incorporated herein by reference to Exhibit 2 of Fidelity Union Street Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
  (3) Not applicable.
  (4) Not applicable.
  (5)(a) Management Contract, dated August 1, 1994, between Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 31.
   (b) Management Contract, dated August 1, 1994, between Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) and Fidelity Management and Research Company is incorporated herein by reference to
Exhibit 5(b) of Post-Effective Amendment No. 31.
   (c) Management Contract, dated December 1, 1990, between Spartan Limited Maturity Government Fund and Fidelity Management and Research Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 31.
   (d) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 31.
   (e) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Advisor Mortgage Securities Portfolio (currently known as Fidelity Mortgage Securities Fund) is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 31.
   (f) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 31.
   (g) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 31.
   (h) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Spartan Limited Maturity Government Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 31.
   (i) Sub-Advisory Agreement, dated August 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Spartan Limited Maturity Government Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 31.
  (6)(a) General Distribution Agreement, dated April 1, 1987, between Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 33.
   (b) Amendment, dated January 1, 1988, to the General Distribution Agreement between Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund) and Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 33.
   (c) General Distribution Agreement, dated April 1, 1987, between Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 33.
   (d) General Distribution Agreement, dated April 30, 1988, between Fidelity Short-Term Government Portfolio (currently known as Spartan Limited Maturity Government Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 33.
   (e) Amendments to the General Distribution Agreement between Fidelity Income Trust on behalf of Fidelity Mortgage Securities Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
   (f) Amendments to the General Distribution Agreement between Fidelity Income Trust on behalf of Fidelity Ginnie Mae Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
   (g) Amendments to the General Distribution Agreement between Fidelity Income Trust on behalf of Spartan Limited Maturity Government Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
          (h) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(h).
          (i) Form of Selling Dealer Agreement (most recently revised January, 1997) is filed herein as Exhibit 6(i).
          (j) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as
Exhibit 6(j).
  (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
   (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995, is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
  (8)(a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
   (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
   (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant was electronically filed and is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 35.
   (d) Fidelity Group Repo Custodian Agreement among The Bank of New York,
J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (f) Fidelity Group Repo Custodian Agreement among The Chase Manhattan Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Chase Manhattan Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (h) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
   (i) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (9) Not applicable.
  (10) Not applicable.
  (11) Consent of Price Waterhouse, LLP is electronically filed herein as
Exhibit 11.
  (12) Not applicable.
  (13) Not applicable.
  (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
   (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
   (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
   (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
   (q) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, were electronically filed and are incorporated herein by reference to Exhibit 14(b) of Fidelity Advisor Series V Trust's (File No. 33-9148) Post-Effective Amendment No. 20.
  (15)(a) Distribution and Service Plan between Fidelity Mortgage Securities Portfolio (currently known as Fidelity Advisor Mortgage Securities Fund: Initial Class) and Fidelity Distributors Corporation is electronically filed herein as Exhibit 15(a).
   (b) Distribution and Service Plan between Fidelity Ginnie Mae Portfolio (currently known as Fidelity Ginnie Mae Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 33.
   (c) Distribution and Service Plan between Fidelity Short-Term Government Portfolio (currently known as Spartan Limited Maturity Government Fund) and Fidelity Distributors Corporation is incorporated herein by reference to
Exhibit 15(c) of Post-Effective Amendment No. 33.
   (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund: Class A is electronically filed herein as
Exhibit 15(d).
   (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund: Class T is electronically filed herein as
Exhibit 15(e).
   (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund: Class B is electronically filed herein as
Exhibit 15(f).
   (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Mortgage Securities Fund: Institutional Class is electronically filed herein as Exhibit 15(g).
  (16)(a) A schedule for the computation of 30-day yields and total returns on behalf of the Registrant is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 33.
   (b) A schedule for the computation of adjusted NAVs on behalf of the Registrant is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 33.
  (17) Financial Data Schedules for Fidelity Advisor Mortgage Securities Fund (formerly Fidelity Mortgage Securities Fund) are electronically filed herein as Exhibit 27.
  (18) Rule 18f-3 Plan, dated February 1, 1997, is electronically filed herein as Exhibit 18.
Item 25.  Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
January 31, 1997
Title of Class: Shares of Beneficial Interest
Name of Series   Number of Record Holders

Fidelity Mortgage Securities Fund: Initial Class                 31,126

Fidelity Advisor Mortgage Securities Fund: Class A               0

Fidelity Advisor Mortgage Securities Fund: Class T               0

Fidelity Advisor Mortgage Securities Fund: Class B               0

Fidelity Advisor Mortgage Securities Fund: Institutional Class   0

Fidelity Ginnie Mae Fund                                         83,592

Spartan Limited Maturity Government Fund                         18,685



Item 27. Indemnification

 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names Service and/or the Registrant as a party and is not based on and does not result from the Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.


(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian The Bank of New York, 110 Washington Street, New York, N.Y.
Item 31.  Management Services
Not applicable.


Item 32.  Undertakings
 The Registrant, on behalf of Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 26th day of February 1997.
      FIDELITY INCOME FUND
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/ Edward C. Johnson 3d  (dagger)    President and Trustee           February 26, 1997

Edward C. Johnson 3d                  (Principal Executive Officer)



/s/ Kenneth A. Rathgeber     *        Treasurer                       February 26, 1997

Kenneth A. Rathgeber



/s/ J. Gary Burkhead                  Trustee                         February 26, 1997

J. Gary Burkhead



/s/ Ralph F. Cox                 **   Trustee                         February 26, 1997

Ralph F. Cox



/s/ Phyllis Burke Davis      **       Trustee                         February 26, 1997

Phyllis Burke Davis



/s/ E. Bradley Jones           **     Trustee                         February 26, 1997

E. Bradley Jones



/s/ Donald J. Kirk               **   Trustee                         February 26, 1997

Donald J. Kirk



/s/Peter S. Lynch               **    Trustee                         February 26, 1997

Peter S. Lynch



/s/ Marvin L. Mann            **      Trustee                         February 26, 1997

Marvin L. Mann



/s/ William O. McCoy        **        Trustee                         February 26, 1997

William O. McCoy



/s/ Gerald C. McDonough  **           Trustee                         February 26, 1997

Gerald C. McDonough



/s/ Thomas R. Williams       **       Trustee                         February 26, 1997

Thomas R. Williams




(dagger) Signatures affixed by /s/ J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by /s/ John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by /s/ Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Secretary of the investment companies for which Fidelity Management & Research Company or an affiliate acts as investment adviser (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, any and all representations with respect to the consistency of foreign language translation prospectuses with the original prospectuses filed in connection with the Post-Effective Amendments for the Funds as said attorneys-in-fact deem necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact, or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
WITNESS my hand on this nineteenth day of December, 1996.



/s/Arthur S. Loring
Arthur S. Loring